UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Jackson Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

	Shares	Value
JNAM Guidance - Interest Rate Opportunities Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 44.1%
JNL Multi-Manager Alternative Fund - Class A (0.5%) (a)	343	$3,263
JNL/BlackRock Global Long Short Credit Fund (1.7%) (a)	740	6,985
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	340	3,243
JNL/FAMCO Flex Core Covered Call Fund (1.7%) (a)	199	2,340
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	466	4,758
		20,589
DOMESTIC FIXED INCOME - 46.9%
JNL/DoubleLine Total Return Fund (0.3%) (a)	605	6,539
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	544	5,594
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	636	3,736
JNL/Scout Unconstrained Bond Fund - Class A (0.6%) (a)	616	6,073
		21,942
GLOBAL FIXED INCOME - 9.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	428	4,201
Total Investment Companies (cost $48,803)		46,732
Total Investments - 100.0% (cost $48,803)		46,732
Other Assets and Liabilities, Net - (0.0%)		(11)
Total Net Assets - 100.0%		$46,721

JNAM Guidance - Conservative Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 21.4%
JNL Multi-Manager Alternative Fund - Class A (0.7%) (a)	519	$4,949
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	438	4,249
JNL/BlackRock Global Long Short Credit Fund (0.9%) (a)	374	3,532
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.0%) (a)	652	6,728
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.8%) (a)	369	3,517
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	176	1,803
JNL/Nicholas Convertible Arbitrage Fund (0.5%) (a)	218	2,125
JNL/Westchester Capital Event Driven Fund - Class A (1.1%) (a)	370	3,546
		30,449
DOMESTIC BALANCED - 7.0%
JNL/T. Rowe Price Capital Appreciation Fund (1.3%) (a)	823	9,971

DOMESTIC EQUITY - 13.1%
JNL Multi-Manager Small Cap Value Fund - Class A (0.1%) (a)	113	1,440
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (0.8%) (a)	313	3,573
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (a)	79	1,449
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	76	2,154
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	252	4,281
JNL/S&P Mid 3 Fund - Class A (0.5%) (a)	207	2,159
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	110	3,575
		18,631
DOMESTIC FIXED INCOME - 47.5%
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,166	23,413
JNL/PIMCO Credit Income Fund (7.7%) (a)	1,292	14,227
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	693	8,521
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	138	1,415
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	725	4,259
JNL/PPM America Total Return Fund - Class A (0.7%) (a)	605	7,099
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (a)	863	8,509
		67,443
GLOBAL EQUITY - 3.0%
JNL/Epoch Global Shareholder Yield Fund (4.4%) (a)	370	4,284

GLOBAL FIXED INCOME - 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	575	5,645

INTERNATIONAL EQUITY - 2.0%
JNL/Lazard International Strategic Equity Fund (2.4%) (a)	244	2,850

SHORT TERM INVESTMENTS - 2.0%
JNL/WMC Money Market Fund - Class A (0.2%) (a)	2,825	2,825
Total Investment Companies (cost $144,334)		142,098
Total Investments - 100.0% (cost $144,334)		142,098
Other Assets and Liabilities, Net - (0.0%)		(31)
Total Net Assets - 100.0%		$142,067

JNAM Guidance - Moderate Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 21.5%
JNL Multi-Manager Alternative Fund - Class A (2.1%) (a)	1,588	$15,133
JNL/AQR Managed Futures Strategy Fund - Class A (1.8%) (a)	1,338	12,992
JNL/BlackRock Global Long Short Credit Fund (2.6%) (a)	1,145	10,813
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.1%) (a)	1,989	20,525
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.4%) (a)	1,127	10,741
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	532	5,440
JNL/Nicholas Convertible Arbitrage Fund (1.5%) (a)	666	6,499

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Westchester Capital Event Driven Fund - Class A (3.5%) (a)	1,129	10,822
		92,965
DOMESTIC BALANCED - 8.0%
JNL/T. Rowe Price Capital Appreciation Fund (4.6%) (a)	2,865	34,695

DOMESTIC EQUITY - 20.5%
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	338	4,334
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (4.6%) (a)	1,807	20,600
JNL/Invesco Small Cap Growth Fund - Class A (0.8%) (a)	592	10,897
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	346	9,778
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,148	19,507
JNL/S&P Mid 3 Fund - Class A (2.3%) (a)	938	9,763
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	434	14,092
		88,971
DOMESTIC FIXED INCOME - 35.0%
JNL/DoubleLine Total Return Fund (2.2%) (a)	4,811	52,004
JNL/PIMCO Credit Income Fund (17.0%) (a)	2,858	31,467
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (a)	1,497	18,415
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	526	5,416
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	1,841	10,804
JNL/PPM America Total Return Fund - Class A (1.6%) (a)	1,293	15,183
JNL/Scout Unconstrained Bond Fund - Class A (1.8%) (a)	1,867	18,403
		151,692
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	524	4,342
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.3%) (a)	645	5,473
		9,815
GLOBAL EQUITY - 6.0%
JNL/Epoch Global Shareholder Yield Fund (11.2%) (a)	935	10,833
JNL/Harris Oakmark Global Equity Fund - Class A (17.1%) (a)	1,734	15,159
		25,992
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.8%) (a)	1,330	13,051

INTERNATIONAL EQUITY - 2.2%
JNL/Lazard International Strategic Equity Fund (8.2%) (a)	833	9,724

SHORT TERM INVESTMENTS - 1.5%
JNL/WMC Money Market Fund - Class A (0.3%) (a)	6,483	6,483
Total Investment Companies (cost $442,019)		433,388
Total Investments - 100.0% (cost $442,019)		433,388
Other Assets and Liabilities, Net - (0.0%)		(94)
Total Net Assets - 100.0%		$433,294

JNAM Guidance - Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 21.4%
JNL Multi-Manager Alternative Fund - Class A (1.3%) (a)	983	$9,367
JNL/AQR Managed Futures Strategy Fund - Class A (1.1%) (a)	830	8,056
JNL/BlackRock Global Long Short Credit Fund (1.6%) (a)	709	6,699
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.9%) (a)	1,233	12,724
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.5%) (a)	700	6,669
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	333	3,401
JNL/Nicholas Convertible Arbitrage Fund (1.0%) (a)	412	4,024
JNL/Westchester Capital Event Driven Fund - Class A (2.1%) (a)	699	6,705
		57,645
DOMESTIC EQUITY - 44.6%
JNL Multi-Manager Small Cap Value Fund - Class A (0.3%) (a)	212	2,714
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (4.3%) (a)	1,657	18,891
JNL/Invesco Small Cap Growth Fund - Class A (0.4%) (a)	297	5,459
JNL/JPMorgan MidCap Growth Fund - Class A (0.7%) (a)	383	10,827
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	870	14,782
JNL/Mellon Capital Small Cap Index Fund - Class A (0.3%) (a)	408	6,146
JNL/S&P Mid 3 Fund - Class A (1.9%) (a)	780	8,118
JNL/T. Rowe Price Established Growth Fund - Class A (0.4%) (a)	704	22,911
JNL/T. Rowe Price Value Fund - Class A (0.8%) (a)	1,940	30,162
		120,010
DOMESTIC FIXED INCOME - 9.7%
JNL/DoubleLine Total Return Fund (0.4%) (a)	870	9,402
JNL/PIMCO Credit Income Fund (2.9%) (a)	488	5,376
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	570	3,350
JNL/PPM America Total Return Fund - Class A (0.3%) (a)	229	2,687
JNL/Scout Unconstrained Bond Fund - Class A (0.5%) (a)	544	5,363
		26,178
EMERGING MARKETS EQUITY - 5.8%
JNL/Lazard Emerging Markets Fund - Class A (1.1%) (a)	1,145	9,482
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.6%) (a)	720	6,116
		15,598
GLOBAL EQUITY - 9.0%
JNL/Epoch Global Shareholder Yield Fund (12.5%) (a)	1,044	12,101
JNL/Harris Oakmark Global Equity Fund - Class A (13.7%) (a)	1,388	12,130
		24,231

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	276	2,704

INTERNATIONAL EQUITY - 8.5%
JNL/Causeway International Value Select Fund - Class A (1.3%) (a)	1,440	9,374
JNL/Lazard International Strategic Equity Fund (11.4%) (a)	1,154	13,465
		22,839
Total Investment Companies (cost $278,367)		269,205
Total Investments - 100.0% (cost $278,367)		269,205
Other Assets and Liabilities, Net - (0.0%)		(55)
Total Net Assets - 100.0%		$269,150

JNAM Guidance - Moderate Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 21.4%
JNL Multi-Manager Alternative Fund - Class A (4.2%) (a)	3,140	$29,925
JNL/AQR Managed Futures Strategy Fund - Class A (3.6%) (a)	2,651	25,744
JNL/BlackRock Global Long Short Credit Fund (5.2%) (a)	2,268	21,411
JNL/Boston Partners Global Long Short Equity Fund - Class A (6.1%) (a)	3,944	40,698
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (4.8%) (a)	2,229	21,240
JNL/Invesco Global Real Estate Fund - Class A (0.6%) (a)	1,068	10,910
JNL/Nicholas Convertible Arbitrage Fund (3.1%) (a)	1,317	12,853
JNL/Westchester Capital Event Driven Fund - Class A (6.8%) (a)	2,233	21,417
		184,198
DOMESTIC BALANCED - 7.0%
JNL/T. Rowe Price Capital Appreciation Fund (8.0%) (a)	4,974	60,232

DOMESTIC EQUITY - 31.4%
JNL Multi-Manager Small Cap Value Fund - Class A (0.9%) (a)	681	8,723
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (10.2%) (a)	3,979	45,362
JNL/Invesco Small Cap Growth Fund - Class A (0.7%) (a)	476	8,766
JNL/JPMorgan MidCap Growth Fund - Class A (1.6%) (a)	923	26,065
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (a)	2,284	38,800
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (a)	583	8,779
JNL/S&P Mid 3 Fund - Class A (4.6%) (a)	1,878	19,551
JNL/T. Rowe Price Established Growth Fund - Class A (0.9%) (a)	1,726	56,140
JNL/T. Rowe Price Value Fund - Class A (1.5%) (a)	3,728	57,971
		270,157
DOMESTIC FIXED INCOME - 21.9%
JNL/DoubleLine Total Return Fund (2.7%) (a)	5,955	64,373
JNL/PIMCO Credit Income Fund (21.0%) (a)	3,514	38,686
JNL/PIMCO Total Return Bond Fund - Class A (0.5%) (a)	1,749	21,521
JNL/PPM America Floating Rate Income Fund - Class A (0.6%) (a)	833	8,570
JNL/PPM America High Yield Bond Fund - Class A (0.6%) (a)	2,547	14,952
JNL/PPM America Total Return Fund - Class A (1.8%) (a)	1,462	17,160
JNL/Scout Unconstrained Bond Fund - Class A (2.3%) (a)	2,388	23,546
		188,808
EMERGING MARKETS EQUITY - 3.8%
JNL/Lazard Emerging Markets Fund - Class A (2.0%) (a)	2,098	17,374
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (6.4%) (a)	1,786	15,159
		32,533
GLOBAL EQUITY - 7.3%
JNL/Epoch Global Shareholder Yield Fund (28.9%) (a)	2,420	28,046
JNL/Harris Oakmark Global Equity Fund - Class A (38.9%) (a)	3,942	34,454
		62,500
GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.0%) (a)	1,755	17,214

INTERNATIONAL EQUITY - 4.7%
JNL/Causeway International Value Select Fund - Class A (2.3%) (a)	2,638	17,175
JNL/Lazard International Strategic Equity Fund (20.1%) (a)	2,033	23,725
		40,900
SHORT TERM INVESTMENTS - 0.5%
JNL/WMC Money Market Fund - Class A (0.2%) (a)	4,270	4,270
Total Investment Companies (cost $883,886)		860,812
Total Investments - 100.0% (cost $883,886)		860,812
Other Assets and Liabilities, Net - (0.0%)		(176)
Total Net Assets - 100.0%		$860,636

JNAM Guidance - Maximum Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 12.7%
JNL Multi-Manager Alternative Fund - Class A (1.0%) (a)	720	$6,865
JNL/AQR Managed Futures Strategy Fund - Class A (1.0%) (a)	712	6,917
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.6%) (a)	390	4,023
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.8%) (a)	359	3,415
JNL/Nicholas Convertible Arbitrage Fund (0.5%) (a)	236	2,302
JNL/Westchester Capital Event Driven Fund - Class A (1.8%) (a)	599	5,747
		29,269
DOMESTIC EQUITY - 52.8%
JNL Multi-Manager Small Cap Value Fund - Class A (0.6%) (a)	451	5,781

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (4.7%) (a)	1,826	20,812
JNL/Invesco Small Cap Growth Fund - Class A (0.4%) (a)	316	5,811
JNL/JPMorgan MidCap Growth Fund - Class A (0.7%) (a)	409	11,566
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	778	13,226
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (a)	617	9,293
JNL/S&P Mid 3 Fund - Class A (1.9%) (a)	775	8,065
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	639	20,771
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,693	26,330
		121,655
DOMESTIC FIXED INCOME - 6.0%
JNL/DoubleLine Total Return Fund (0.2%) (a)	533	5,759
JNL/PIMCO Credit Income Fund (1.6%) (a)	262	2,886
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	389	2,285
JNL/Scout Unconstrained Bond Fund - Class A (0.3%) (a)	291	2,867
		13,797
EMERGING MARKETS EQUITY - 7.5%
JNL/Lazard Emerging Markets Fund - Class A (1.2%) (a)	1,253	10,376
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.9%) (a)	817	6,938
		17,314
GLOBAL EQUITY - 7.5%
JNL/Epoch Global Shareholder Yield Fund (9.5%) (a)	793	9,193
JNL/Harris Oakmark Global Equity Fund - Class A (9.1%) (a)	918	8,023
		17,216
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	236	2,315

INTERNATIONAL EQUITY - 12.5%
JNL/Causeway International Value Select Fund - Class A (1.7%) (a)	1,930	12,562
JNL/Lazard International Strategic Equity Fund (13.7%) (a)	1,380	16,108
		28,670
Total Investment Companies (cost $240,174)		230,236
Total Investments - 100.0% (cost $240,174)		230,236
Other Assets and Liabilities, Net - (0.0%)		(52)
Total Net Assets - 100.0%		$230,184

JNAM Guidance - Alt 100 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 94.0%
JNL Multi-Manager Alternative Fund - Class A (6.5%) (a)	4,939	$47,069
JNL/AQR Managed Futures Strategy Fund - Class A (8.6%) (a)	6,289	61,071
JNL/BlackRock Global Long Short Credit Fund (8.7%) (a)	3,825	36,104
JNL/Boston Partners Global Long Short Equity Fund - Class A (12.5%) (a)	8,029	82,860
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.3%) (a)	811	10,010
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.4%) (a)	4,809	45,827
JNL/FAMCO Flex Core Covered Call Fund (3.4%) (a)	396	4,644
JNL/Invesco Global Real Estate Fund - Class A (1.0%) (a)	1,900	19,414
JNL/Neuberger Berman Currency Fund (12.3%) (a)	2,686	27,186
JNL/Nicholas Convertible Arbitrage Fund (9.8%) (a)	4,226	41,247
JNL/Westchester Capital Event Driven Fund - Class A (14.8%) (a)	4,821	46,238
		421,670
DOMESTIC FIXED INCOME - 6.0%
JNL/DoubleLine Total Return Fund (1.1%) (a)	2,485	26,865
Total Investment Companies (cost $461,965)		448,535
Total Investments - 100.0% (cost $461,965)		448,535
Other Assets and Liabilities, Net - (0.0%)		(107)
Total Net Assets - 100.0%		$448,428

JNAM Guidance - Equity 100 Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.0%
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	167	$2,144
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.5%) (a)	966	11,010
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	117	2,153
JNL/JPMorgan MidCap Growth Fund - Class A (0.3%) (a)	181	5,112
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	325	10,585
JNL/T. Rowe Price Value Fund - Class A (0.4%) (a)	895	13,919
JNL/The London Company Focused U.S. Equity Fund (3.9%) (a)	519	5,959
		50,882
EMERGING MARKETS EQUITY - 6.0%
JNL/Lazard Emerging Markets Fund - Class A (0.3%) (a)	361	2,992
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.9%) (a)	252	2,137
		5,129
GLOBAL EQUITY - 10.0%
JNL/Harris Oakmark Global Equity Fund - Class A (9.6%) (a)	975	8,519

INTERNATIONAL EQUITY - 24.0%
JNL/Causeway International Value Select Fund - Class A (0.9%) (a)	1,040	6,768
JNL/Lazard International Strategic Equity Fund (5.4%) (a)	545	6,356

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/WCM Focused International Equity Fund (0.9%) (a)	655	7,236
		20,360
Total Investment Companies (cost $88,569)		84,890
Total Investments - 100.0% (cost $88,569)		84,890
Other Assets and Liabilities, Net - (0.0%)		(18)
Total Net Assets - 100.0%		$84,872

JNAM Guidance - Fixed Income 100 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	324	$3,088

DOMESTIC FIXED INCOME - 84.0%
JNL/DoubleLine Total Return Fund (0.9%) (a)	2,007	21,695
JNL/PIMCO Credit Income Fund (7.1%) (a)	1,198	13,195
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	630	7,743
JNL/PPM America Floating Rate Income Fund - Class A (0.3%) (a)	339	3,486
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	861	5,057
JNL/PPM America Total Return Fund - Class A (0.6%) (a)	529	6,207
JNL/Scout Unconstrained Bond Fund - Class A (0.7%) (a)	787	7,755
		65,138
GLOBAL FIXED INCOME - 12.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	553	5,429
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	365	3,881
		9,310
Total Investment Companies (cost $79,315)		77,536
Total Investments - 100.0% (cost $79,315)		77,536
Other Assets and Liabilities, Net - (0.0%)		(17)
Total Net Assets - 100.0%		$77,519

JNAM Guidance - Real Assets Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 73.5%
JNL/BlackRock Natural Resources Fund - Class A (0.1%) (a)	130	$988
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	121	1,490
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	71	672
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	222	2,272
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (3.0%) (a)	163	960
JNL/Van Eck International Gold Fund (1.9%) (a)	204	863
		7,245
DOMESTIC FIXED INCOME - 26.5%
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	258	2,616
Total Investment Companies (cost $11,148)		9,861
Total Investments - 100.0% (cost $11,148)		9,861
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$9,859

JNL/American Funds® Global Growth Fund
INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	3,648	$92,002
Total Investment Companies (cost $101,090)		92,002
Total Investments - 100.0% (cost $101,090)		92,002
Other Assets and Liabilities, Net - (0.0%)		(31)
Total Net Assets - 100.0%		$91,971

JNL/American Funds Growth Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	2,844	$188,920
Total Investment Companies (cost $207,344)		188,920
Total Investments - 100.0% (cost $207,344)		188,920
Other Assets and Liabilities, Net - (0.0%)		(81)
Total Net Assets - 100.0%		$188,839

(a)         The Fund’s percentage ownership of the underlying affiliated fund, at March 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Security Valuation and Fair Value Measurement - Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2016.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class A	$3,437	$3	$161	$—	$(6)	$3,263
JNL/BlackRock Global Long Short Credit Fund	7,348	33	342	—	(18)	6,985
JNL/DoubleLine Total Return Fund	6,840	51	453	—	(3)	6,539
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,440	7	198	—	(16)	3,243
JNL/FAMCO Flex Core Covered Call Fund	2,458	24	169	—	7	2,340
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	4,417	52	168	—	(33)	4,201
JNL/Invesco Global Real Estate Fund - Class A	5,067	41	551	—	(8)	4,758
JNL/PPM America Floating Rate Income Fund - Class A	5,899	3	404	—	(35)	5,594
JNL/PPM America High Yield Bond Fund - Class A	3,910	12	260	—	(39)	3,736
JNL/Scout Unconstrained Bond Fund - Class A	6,380	1	486	—	(2)	6,073
	$49,196	$227	$3,192	$—	$(153)	$46,732
JNAM Guidance — Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$3,985	$1,006	$30	$—	$(2)	$4,949
JNL Multi-Manager Small Cap Value Fund - Class A	1,324	226	119	—	(31)	1,440
JNL/AQR Managed Futures Strategy Fund - Class A	3,989	429	188	—	(8)	4,249
JNL/BlackRock Global Long Short Credit Fund	3,967	282	689	—	(60)	3,532
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,366	489	58	—	3	6,728
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	3,328	315	215	—	17	3,573
JNL/DoubleLine Total Return Fund	18,599	4,823	313	—	23	23,413
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,330	226	39	—	(2)	3,517
JNL/Epoch Global Shareholder Yield Fund	4,003	349	319	—	(20)	4,284
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,653	589	1,454	—	(359)	5,645
JNL/Invesco Global Real Estate Fund - Class A	1,673	216	175	—	(17)	1,803
JNL/Invesco Small Cap Growth Fund - Class A	1,991	399	897	—	(202)	1,449
JNL/JPMorgan MidCap Growth Fund - Class A	1,995	436	228	—	(66)	2,154
JNL/Lazard International Strategic Equity Fund	3,344	466	925	—	(101)	2,850
JNL/Mellon Capital S&P 500 Index Fund - Class A	3,987	490	272	—	8	4,281
JNL/Neuberger Berman Strategic Income Fund - Class A	3,989	182	4,220	—	(199)	—

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Conservative Fund (continued)
JNL/Nicholas Convertible Arbitrage Fund	$2,656	$168	$700	$—	$(31)	$2,125
JNL/PIMCO Credit Income Fund	9,289	4,718	157	—	(1)	14,227
JNL/PIMCO Total Return Bond Fund - Class A	9,287	520	1,484	—	(84)	8,521
JNL/PPM America Floating Rate Income Fund - Class A	1,329	74	13	—	(1)	1,415
JNL/PPM America High Yield Bond Fund - Class A	3,994	327	160	—	(51)	4,259
JNL/PPM America Total Return Fund - Class A	8,640	412	2,190	—	(83)	7,099
JNL/S&P Mid 3 Fund - Class A	2,634	446	1,033	—	(189)	2,159
JNL/Scout Unconstrained Bond Fund - Class A	6,647	1,764	114	—	1	8,509
JNL/T. Rowe Price Capital Appreciation Fund	9,306	725	275	—	(3)	9,971
JNL/T. Rowe Price Established Growth Fund - Class A	3,989	730	957	—	(128)	3,575
JNL/Westchester Capital Event Driven Fund - Class A	2,672	878	39	—	(3)	3,546
JNL/WMC Money Market Fund - Class A	—	2,830	5	—	—	2,825
	$132,967	$24,515	$17,268	$—	$(1,589)	$142,098
JNAM Guidance — Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$12,882	$2,422	$120	$—	$(8)	$15,133
JNL Multi-Manager Small Cap Value Fund - Class A	4,237	235	137	—	(41)	4,334
JNL/AQR Managed Futures Strategy Fund - Class A	12,935	703	712	—	19	12,992
JNL/BlackRock Global Long Short Credit Fund	12,821	267	2,181	—	(194)	10,813
JNL/Boston Partners Global Long Short Equity Fund - Class A	20,437	535	205	—	4	20,525
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,263	259	688	—	75	20,600
JNL/DoubleLine Total Return Fund	45,135	7,717	1,555	—	110	52,004
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	10,756	125	128	—	(1)	10,741
JNL/Epoch Global Shareholder Yield Fund	10,659	136	580	—	(46)	10,833
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,204	447	4,203	—	(1,030)	13,051
JNL/Harris Oakmark Global Equity Fund - Class A	14,872	1,009	585	—	(92)	15,159
JNL/Invesco Global Real Estate Fund - Class A	5,371	90	264	—	(2)	5,440
JNL/Invesco Small Cap Growth Fund - Class A	12,788	874	2,445	—	(133)	10,897
JNL/JPMorgan MidCap Growth Fund - Class A	10,669	829	1,333	—	(328)	9,778
JNL/Lazard Emerging Markets Fund - Class A	4,287	141	401	—	(149)	4,342
JNL/Lazard International Strategic Equity Fund	10,687	418	1,226	—	(11)	9,724
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,190	505	443	—	26	19,507
JNL/Neuberger Berman Strategic Income Fund - Class A	6,451	37	6,559		(333)	—
JNL/Nicholas Convertible Arbitrage Fund	8,592	113	2,203	—	(197)	6,499
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,337	225	99	—	(19)	5,473
JNL/PIMCO Credit Income Fund	19,324	11,915	540	—	(24)	31,467
JNL/PIMCO Total Return Bond Fund - Class A	27,893	268	10,284	—	(581)	18,415
JNL/PPM America Floating Rate Income Fund - Class A	6,453	42	1,189	—	(82)	5,416
JNL/PPM America High Yield Bond Fund - Class A	10,754	84	260	—	(72)	10,804
JNL/PPM America Total Return Fund - Class A	17,209	29	2,505	—	(103)	15,183
JNL/S&P Mid 3 Fund - Class A	10,612	461	1,695	—	(147)	9,763
JNL/Scout Unconstrained Bond Fund - Class A	12,916	5,379	283	—	(3)	18,403
JNL/T. Rowe Price Capital Appreciation Fund	34,236	193	400	—	6	34,695
JNL/T. Rowe Price Established Growth Fund - Class A	14,946	1,150	1,237	—	(97)	14,092
JNL/Westchester Capital Event Driven Fund - Class A	8,601	2,237	110	—	(8)	10,822
JNL/WMC Money Market Fund - Class A	—	6,486	3	—	—	6,483
	$428,517	$45,331	$44,573	$—	$(3,461)	$433,388
JNAM Guidance — Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$7,786	$1,800	$190	$—	$(13)	$9,367
JNL Multi-Manager Small Cap Value Fund - Class A	2,554	178	24	—	(3)	2,714
JNL/AQR Managed Futures Strategy Fund - Class A	7,831	665	477	—	14	8,056
JNL/BlackRock Global Long Short Credit Fund	7,750	394	1,390	—	(132)	6,699
JNL/Boston Partners Global Long Short Equity Fund - Class A	12,323	795	255	—	4	12,724
JNL/Causeway International Value Select Fund - Class A	8,970	795	12	—	(1)	9,374

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Growth Fund (continued)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	$17,983	$293	$74	$—	$8	$18,891
JNL/DoubleLine Total Return Fund	8,452	1,194	373	—	12	9,402
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	6,502	362	189	—	(5)	6,669
JNL/Epoch Global Shareholder Yield Fund	11,552	124	241	—	(28)	12,101
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,801	429	5,341	—	(1,105)	2,704
JNL/Harris Oakmark Global Equity Fund - Class A	12,162	1,088	1,036	—	(164)	12,130
JNL/Invesco Global Real Estate Fund - Class A	3,215	108	75	—	(3)	3,401
JNL/Invesco Small Cap Growth Fund - Class A	5,134	493	89	—	(13)	5,459
JNL/JPMorgan MidCap Growth Fund - Class A	10,283	1,112	269	—	(68)	10,827
JNL/Lazard Emerging Markets Fund - Class A	8,983	358	538	—	(254)	9,482
JNL/Lazard International Strategic Equity Fund	12,875	753	11	—	(1)	13,465
JNL/Mellon Capital S&P 500 Index Fund - Class A	14,124	489	36	—	2	14,782
JNL/Mellon Capital Small Cap Index Fund - Class A	5,749	352	132	—	(33)	6,146
JNL/Nicholas Convertible Arbitrage Fund	5,195	214	1,384	—	(113)	4,024
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,811	332	46	—	(10)	6,116
JNL/PIMCO Credit Income Fund	—	5,342	—	—	—	5,376
JNL/PPM America High Yield Bond Fund - Class A	4,551	140	1,438	—	(270)	3,350
JNL/PPM America Total Return Fund - Class A	3,253	95	746	—	(31)	2,687
JNL/S&P Mid 3 Fund - Class A	7,681	399	273	—	(24)	8,118
JNL/Scout Unconstrained Bond Fund - Class A	3,255	2,116	108	—	(1)	5,363
JNL/T. Rowe Price Established Growth Fund - Class A	21,861	2,100	10	—	(1)	22,911
JNL/T. Rowe Price Value Fund - Class A	28,893	1,116	82	—	(12)	30,162
JNL/Westchester Capital Event Driven Fund - Class A	5,197	1,572	121	—	(10)	6,705
	$257,726	$25,208	$14,960	$—	$(2,255)	$269,205
JNAM Guidance — Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$25,743	$4,676	$383	$—	$(28)	$29,925
JNL Multi-Manager Small Cap Value Fund - Class A	8,499	264	25	—	(1)	8,723
JNL/AQR Managed Futures Strategy Fund - Class A	25,721	1,577	1,701	—	38	25,744
JNL/BlackRock Global Long Short Credit Fund	25,667	157	4,223	—	(316)	21,411
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,159	750	691	—	10	40,698
JNL/Causeway International Value Select Fund - Class A	17,196	771	2	—	(0)	17,175
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	45,748	54	2,074	—	187	45,362
JNL/DoubleLine Total Return Fund	51,683	14,223	2,367	—	169	64,373
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	21,624	144	495	—	(4)	21,240
JNL/Epoch Global Shareholder Yield Fund	30,083	62	3,766	—	(281)	28,046
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	21,480	132	3,895	—	(760)	17,214
JNL/Harris Oakmark Global Equity Fund - Class A	38,671	777	4,481	—	(705)	34,454
JNL/Invesco Global Real Estate Fund - Class A	10,840	14	418	—	(12)	10,910
JNL/Invesco Small Cap Growth Fund - Class A	8,532	433	17	—	2	8,766
JNL/JPMorgan MidCap Growth Fund - Class A	25,767	1,281	28	—	(7)	26,065
JNL/Lazard Emerging Markets Fund - Class A	17,213	196	1,273	—	(471)	17,374
JNL/Lazard International Strategic Equity Fund	25,923	221	2,013	—	7	23,725
JNL/Mellon Capital S&P 500 Index Fund - Class A	41,156	212	3,031	—	166	38,800
JNL/Mellon Capital Small Cap Index Fund - Class A	8,559	136	142	—	(13)	8,779
JNL/Nicholas Convertible Arbitrage Fund	17,080	69	4,286	—	(425)	12,853
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	14,994	164	8	—	(2)	15,159
JNL/PIMCO Credit Income Fund	17,126	21,416	599	—	(29)	38,686
JNL/PIMCO Total Return Bond Fund - Class A	38,711	144	18,052	—	(978)	21,521
JNL/PPM America Floating Rate Income Fund - Class A	8,569	85	231	—	(21)	8,570
JNL/PPM America High Yield Bond Fund - Class A	21,377	28	6,856	—	(1,245)	14,952
JNL/PPM America Total Return Fund - Class A	17,160	103	551	—	(35)	17,160
JNL/S&P Mid 3 Fund - Class A	18,974	392	528	—	(47)	19,551
JNL/Scout Unconstrained Bond Fund - Class A	21,474	2,117	674	—	(8)	23,546
JNL/T. Rowe Price Capital Appreciation Fund	60,191	21	1,102	—	36	60,232

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Moderate Growth Fund (continued)
JNL/T. Rowe Price Established Growth Fund - Class A	$58,402	$1,629	$809	$—	$123	$56,140
JNL/T. Rowe Price Value Fund - Class A	58,482	423	1,252	—	(204)	57,971
JNL/Westchester Capital Event Driven Fund - Class A	17,281	4,416	461	—	(35)	21,417
JNL/WMC Money Market Fund - Class A	—	4,273	3	—	—	4,270
	$861,048	$61,360	$66,437	$—	$(4,889)	$860,812
JNAM Guidance — Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$6,967	$232	$300	$—	$(21)	$6,865
JNL Multi-Manager Small Cap Value Fund - Class A	5,735	181	126	—	(15)	5,781
JNL/AQR Managed Futures Strategy Fund - Class A	6,992	625	752	—	34	6,917
JNL/Boston Partners Global Long Short Equity Fund - Class A	4,089	162	175	—	1	4,023
JNL/Causeway International Value Select Fund - Class A	12,754	414	28	—	(1)	12,562
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,889	—	806	—	55	20,812
JNL/DoubleLine Total Return Fund	4,654	1,392	361	—	(1)	5,759
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,500	96	174	—	(2)	3,415
JNL/Epoch Global Shareholder Yield Fund	9,295	10	614	—	(72)	9,193
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,487	67	1,157	—	(228)	2,315
JNL/Harris Oakmark Global Equity Fund - Class A	8,067	265	217	—	(34)	8,023
JNL/Invesco Small Cap Growth Fund - Class A	5,757	281	110	—	7	5,811
JNL/JPMorgan MidCap Growth Fund - Class A	11,577	704	315	—	(64)	11,566
JNL/Lazard Emerging Markets Fund - Class A	10,372	114	835	—	(323)	10,376
JNL/Lazard International Strategic Equity Fund	16,897	173	705	—	76	16,108
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,926	6	854	—	43	13,226
JNL/Mellon Capital Small Cap Index Fund - Class A	9,195	196	337	—	(90)	9,293
JNL/Nicholas Convertible Arbitrage Fund	3,469	36	1,199	—	(120)	2,302
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	6,960	112	135	—	(31)	6,938
JNL/PIMCO Credit Income Fund	—	2,869	1	—	0	2,886
JNL/PPM America High Yield Bond Fund - Class A	2,312	21	93	—	(22)	2,285
JNL/PPM America Total Return Fund - Class A	2,326	15	2,394		(75)	—
JNL/S&P Mid 3 Fund - Class A	7,980	178	387	—	(34)	8,065
JNL/Scout Unconstrained Bond Fund - Class A	2,326	610	136	—	(2)	2,867
JNL/T. Rowe Price Established Growth Fund - Class A	20,922	960	35	—	(3)	20,771
JNL/T. Rowe Price Value Fund - Class A	26,736	101	637	—	(86)	26,330
JNL/Westchester Capital Event Driven Fund - Class A	4,669	1,262	229	—	(19)	5,747
	$231,853	$11,082	$13,112	$—	$(1,027)	$230,236
JNAM Guidance — Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class A	$47,034	$533	$309	$—	$(21)	$47,069
JNL/AQR Managed Futures Strategy Fund - Class A	65,877	3	5,180	—	(170)	61,071
JNL/BlackRock Global Long Short Credit Fund	30,458	6,600	766	—	(45)	36,104
JNL/Boston Partners Global Long Short Equity Fund - Class A	75,677	9,897	2,077	—	47	82,860
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	18,450	744	8,796	—	(3,791)	10,010
JNL/DoubleLine Total Return Fund	—	26,890	—	—	—	26,865
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	47,242	34	1,393	—	9	45,827
JNL/FAMCO Flex Core Covered Call Fund	22,298	471	17,159	—	(1,148)	4,644
JNL/Invesco Global Real Estate Fund - Class A	18,901	327	670	—	(20)	19,414
JNL/Neuberger Berman Currency Fund	25,925	3,000	1,696	—	4	27,186
JNL/Nicholas Convertible Arbitrage Fund	46,773	10	5,422	—	(665)	41,247
JNL/PPM America Long Short Credit Fund	15,304	50	14,420		(2,527)	—
JNL/Red Rocks Listed Private Equity Fund - Class A	14,103	472	12,859		(4,237)	—
JNL/Westchester Capital Event Driven Fund - Class A	42,610	4,598	1,607	—	(103)	46,238
	$470,652	$53,629	$72,354	$—	$(12,667)	$448,535
JNAM Guidance — Equity 100 Fund
JNL Multi-Manager Small Cap Value Fund - Class A	$2,155	$49	$54	$—	$(20)	$2,144
JNL/Causeway International Value Select Fund - Class A	6,918	252	84	—	(4)	6,768

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Equity 100 Fund (continued)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	$11,289	$15	$672	$—	$45	$11,010
JNL/Harris Oakmark Global Equity Fund - Class A	8,648	270	295	—	(48)	8,519
JNL/Invesco Small Cap Growth Fund - Class A	2,169	72	39	—	(5)	2,153
JNL/JPMorgan MidCap Growth Fund - Class A	5,213	225	131	—	(34)	5,112
JNL/Lazard Emerging Markets Fund - Class A	2,999	42	259	—	(127)	2,992
JNL/Lazard International Strategic Equity Fund	6,529	124	195	—	(4)	6,356
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,194	38	93	—	(21)	2,137
JNL/T. Rowe Price Established Growth Fund - Class A	10,863	434	142	—	(11)	10,585
JNL/T. Rowe Price Value Fund - Class A	14,326	69	530	—	(96)	13,919
JNL/The London Company Focused U.S. Equity Fund	6,072	33	326	—	(30)	5,959
JNL/WCM Focused International Equity Fund	7,404	45	217	—	(25)	7,236
	$86,779	$1,668	$3,037	$—	$(380)	$84,890
JNAM Guidance — Fixed Income 100 Fund
JNL/DoubleLine Total Return Fund	$20,144	$2,067	$824	$—	$28	$21,695
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,102	127	139	—	(13)	3,088
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,757	625	2,780	—	(689)	5,429
JNL/Neuberger Berman Strategic Income Fund - Class A	3,874	87	155	—	(10)	3,881
JNL/PIMCO Credit Income Fund	8,518	4,802	464	—	2	13,195
JNL/PIMCO Total Return Bond Fund - Class A	12,389	307	5,193	—	(284)	7,743
JNL/PPM America Floating Rate Income Fund - Class A	3,487	82	146	—	(13)	3,486
JNL/PPM America High Yield Bond Fund - Class A	5,041	352	449	—	(95)	5,057
JNL/PPM America Total Return Fund - Class A	7,749	185	1,932	—	(71)	6,207
JNL/Scout Unconstrained Bond Fund - Class A	5,428	2,438	280	—	1	7,755
	$77,489	$11,072	$12,362	$—	$(1,144)	$77,536
JNAM Guidance — Real Assets Fund
JNL/BlackRock Natural Resources Fund - Class A	$959	$9	$21	$—	$(14)	$988
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,460	21	59	—	(19)	1,490
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	678	50	55	—	(1)	672
JNL/Invesco Global Real Estate Fund - Class A	2,217	37	77	—	(13)	2,272
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	969	39	60	—	(48)	960
JNL/PIMCO Real Return Fund - Class A	2,611	161	259	—	(31)	2,616
JNL/Van Eck International Gold Fund	764	1	151	—	(99)	863
	$9,658	$318	$682	$—	$(225)	$9,861

Income Tax Matters - JNAM Guidance — Interest Rate Opportunities Fund, JNAM Guidance — Conservative Fund, JNAM Guidance — Moderate Fund, JNAM Guidance — Growth Fund, JNAM Guidance — Moderate Growth Fund, JNAM Guidance — Maximum Growth Fund, JNAM Guidance — Alt 100 Fund, JNAM Guidance — Equity 100 Fund, JNAM Guidance — Fixed Income 100 Fund, JNAM Guidance — Real Assets Fund and JNL/American Funds Growth Fund are treated as partnerships for federal income tax purposes. The Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Growth Fund is treated as a registered investment company for federal income tax purposes. As of March 31, 2016, the cost of investments and the components of net unrealized appreciation (depreciation) for JNL/American Funds Global Growth Fund were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
JNL/American Funds Global Growth Fund	$101,444	$196	$(9,638)	$(9,442)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL Tactical ETF Conservative Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 97.5%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	121	$5,447
iShares Barclays Capital Intermediate Credit Bond ETF	137	15,077
iShares Core MSCI EAFE ETF (a)	118	6,251
iShares Core S&P 500 ETF	53	10,887
iShares Core Total U.S. Bond Market ETF	141	15,595
iShares MBS ETF	120	13,143
iShares Morningstar Mid-Cap ETF (a)	37	5,330
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	25	1,309
iShares MSCI USA Quality Factor ETF (a)	143	9,377
iShares S&P SmallCap 600 Index Fund (a)	11	1,190
iShares U.S. Healthcare ETF (a)	16	2,199
iShares U.S. Technology ETF (a)	26	2,838
Total Investment Companies (cost $89,138)		88,643

SHORT TERM INVESTMENTS - 9.6%

Investment Company - 3.0%
JNL Money Market Fund, 0.29% (b) (c)	2,738	2,738

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	5,947	5,947
Total Short Term Investments (cost $8,685)		8,685
Total Investments - 107.1% (cost $97,823)		97,328
Other Assets and Liabilities, Net - (7.1%)		(6,440)
Total Net Assets - 100.0%		$90,888

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL Tactical ETF Moderate Fund

INVESTMENT COMPANIES - 98.6%
iShares 0-5 Year High Yield Corporate Bond ETF	185	$8,327
iShares Barclays Capital Intermediate Credit Bond ETF	211	23,119
iShares Core MSCI EAFE ETF (a)	448	23,783
iShares Core S&P 500 ETF	147	30,352
iShares Core Total U.S. Bond Market ETF	214	23,722
iShares MBS ETF (a)	186	20,330
iShares Morningstar Mid-Cap ETF (a)	120	17,476
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	176	9,047
iShares MSCI USA Quality Factor ETF (a)	421	27,640
iShares S&P SmallCap 600 Index Fund (a)	59	6,682
iShares U.S. Healthcare ETF (a)	43	6,078
iShares U.S. Technology ETF (a)	79	8,589
Total Investment Companies (cost $208,580)		205,145

SHORT TERM INVESTMENTS - 11.8%

Investment Companies - 3.3%
JNL Money Market Fund, 0.29% (b) (c)	6,855	6,855

Securities Lending Collateral - 8.5%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	17,615	17,615
Total Short Term Investments (cost $24,470)		24,470
Total Investments - 110.4% (cost $233,050)		229,615
Other Assets and Liabilities, Net - (10.4%)		(21,618)
Total Net Assets - 100.0%		$207,997

(a)	All or a portion of the security was on loan.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.
(c)	Investment in affiliate.

JNL Tactical ETF Growth Fund

INVESTMENT COMPANIES - 99.0%
iShares 0-5 Year High Yield Corporate Bond ETF	68	$3,066
iShares Barclays Capital Intermediate Credit Bond ETF	71	7,749
iShares Core MSCI EAFE ETF	482	25,609
iShares Core S&P 500 ETF	123	25,495
iShares Core Total U.S. Bond Market ETF	81	8,958
iShares MBS ETF	67	7,306
iShares Morningstar Mid-Cap ETF	134	19,527
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	173	8,911
iShares MSCI USA Quality Factor ETF	330	21,669
iShares S&P SmallCap 600 Index Fund (a)	85	9,548
iShares U.S. Healthcare ETF (a)	42	5,969
iShares U.S. Technology ETF (a)	72	7,794
Total Investment Companies (cost $156,535)		151,601

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 2.7%
JNL Money Market Fund, 0.29% (b) (c)	4,100	4,100

Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	13,697	13,697
Total Short Term Investments (cost $17,797)		17,797
Total Investments - 110.6% (cost $174,332)		169,398
Other Assets and Liabilities, Net - (10.6%)		(16,273)
Total Net Assets - 100.0%		$153,125

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/AQR Risk Parity Fund (a)

GOVERNMENT AND AGENCY OBLIGATIONS - 35.8%
FRANCE - 5.4%
France Government Inflation Indexed Bond
2.25%, 07/25/20 (b), EUR	359	$469
0.10%, 07/25/21 - 03/01/25 (b), EUR	398	481
1.10%, 07/25/22 (b), EUR	214	275
0.25%, 07/25/24 (b), EUR	400	495
		1,720

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

	Shares/Par †	Value
GERMANY - 4.8%
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	432	546
0.10%, 04/15/23 - 04/15/26 (b), EUR	799	989
		1,535
UNITED KINGDOM - 5.1%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 (b), GBP	534	846
0.13%, 03/22/26 (b), GBP	501	805
		1,651
UNITED STATES OF AMERICA - 20.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 07/15/24 (b)	4,440	4,523
0.25%, 01/15/25 (b)	1,000	1,009
0.38%, 07/15/25 (b)	999	1,021
		6,553
Total Government and Agency Obligations (cost $11,066)		11,459

SHORT TERM INVESTMENTS - 60.1%

Investment Companies - 41.3%
JNL Money Market Fund, 0.29% (c) (d)	3,500	3,500
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.00% (d)	9,726	9,726
		13,226
Treasury Securities - 18.8%
U.S. Treasury Bill
0.07%, 04/07/16	$4,730	4,730
0.41%, 07/28/16	1,301	1,300
		6,030
Total Short Term Investments (cost $19,255)		19,256
Total Investments - 95.9% (cost $30,321)		30,715
Other Assets and Liabilities, Net - 4.1%		1,313
Total Net Assets - 100.0%		$32,028

(a)	Consolidated Schedule of Investments.
(b)	Treasury inflation indexed note, par amount is adjusted for inflation.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
ASX SPI 200 Index Future	June 2016	2	$(2)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2016	9	9
Brent Crude Oil Future	July 2016	12	(12)
CAC40 10 Euro Future	April 2016	2	(2)
Canadian Government Bond Future, 10-Year	June 2016	12	(9)
Cocoa Future	July 2016	1	(1)
Coffee ‘C’ Future	July 2016	4	10
Corn Future	July 2016	24	(12)
Cotton No. 2 Future	July 2016	4	3
Crude Oil Future	June 2016	14	(11)
Euro STOXX 50 Future	June 2016	11	(7)
Euro-Bund Future	June 2016	48	(17)
FTSE 100 Index Future	June 2016	6	2
FTSE/JSE Top 40 Index Future	June 2016	6	(1)
Gold 100 oz. Future	June 2016	5	(6)
Hard Red Winter Wheat Future	July 2016	1	—
Japanese Government Bond Future, 10-Year	June 2016	3	6
KOSPI 200 Future	June 2016	2	5
Lean Hogs Future	June 2016	4	—
Live Cattle Future	June 2016	7	(5)
LME Aluminum Future	June 2016	9	7
LME Copper Future	June 2016	5	55
LME Lead Future	June 2016	1	2
LME Nickel Future	June 2016	1	1
LME Zinc Future	June 2016	3	8
Low Sulphur Gas Oil Future	June 2016	5	(6)
Natural Gas Future	June 2016	10	11
NY Harbor ULSD Future	June 2016	3	(5)
RBOB Gasoline Future	June 2016	3	2
Russell 2000 Mini Index Future	June 2016	3	9
S&P 400 E-Mini Index Future	June 2016	3	13
S&P 500 E-Mini Index Future	June 2016	42	98
S&P/Toronto Stock Exchange 60 Index Future	June 2016	2	1
SGX CNX Nifty Index Future	April 2016	7	1
Silver Future	May 2016	5	17

See accompanying Notes to Schedules of Investments.

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Soybean Future	July 2016	11	$13
Soybean Meal Future	July 2016	6	(1)
Soybean Oil Future	May 2016	9	17
Sugar #11 (World Markets) Future	July 2016	15	11
Tokyo Price Index Future	June 2016	5	6
U.K. Long Gilt Future	June 2016	11	3
U.S. Treasury Note Future, 10-Year	June 2016	128	9
Wheat Future	July 2016	10	4
			$226

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	06/15/2016	CGM	BRL	2,100	$572	$58
CHF/USD	06/15/2016	CGM	CHF	3	3	—
CNH/USD	06/15/2016	CGM	CNH	4,700	725	14
EUR/USD	06/15/2016	CGM	EUR	300	342	3
HKD/USD	06/15/2016	CGM	HKD	333	43	—
HKD/USD	06/15/2016	CGM	HKD	273	35	—
HUF/USD	06/15/2016	CGM	HUF	101,901	370	9
INR/USD	06/15/2016	CGM	INR	22,100	329	10
KRW/USD	06/15/2016	CGM	KRW	872,500	761	51
MXN/USD	06/15/2016	CGM	MXN	13,000	747	28
PLN/USD	06/15/2016	CGM	PLN	2,100	562	31
TRY/USD	06/15/2016	CGM	TRY	2,100	732	34
USD/BRL	06/15/2016	CGM	BRL	(200)	(54)	—
USD/CHF	06/15/2016	CGM	CHF	(33)	(33)	(1)
USD/CNH	06/15/2016	CGM	CNH	(2,700)	(417)	(1)
USD/EUR	06/15/2016	CGM	EUR	(5,192)	(5,921)	(256)
USD/GBP	06/15/2016	CGM	GBP	(1,146)	(1,648)	(40)
USD/HKD	06/15/2016	CGM	HKD	(620)	(80)	—
USD/HUF	06/15/2016	CGM	HUF	(4,000)	(14)	—
USD/KRW	06/15/2016	CGM	KRW	(64,300)	(56)	(1)
USD/MXN	06/15/2016	CGM	MXN	(700)	(40)	—
USD/PLN	06/15/2016	CGM	PLN	(100)	(27)	—
USD/TRY	06/15/2016	CGM	TRY	(100)	(35)	(1)
USD/ZAR	06/15/2016	CGM	ZAR	(200)	(13)	—
ZAR/USD	06/15/2016	CGM	ZAR	5,600	374	25
					$(2,743)	$(37)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	Bovespa Index Future	04/14/2016	BRL	413	$24
BOA	Hang Seng China Enterprises Index Future	04/29/2016	HKD	4,375	16
BOA	Hang Seng Index Future	04/29/2016	HKD	1,020	3
BOA	KOSPI 200 Future Contract	06/10/2016	KRW	120,889	2
BOA	MSCI Taiwan Index Future	04/28/2016		288	2
BOA	SGX CNX Nifty Index Future	04/28/2016		93	1
BOA	Swiss Market Index Future	06/17/2016	CHF	234	(4)
					$44

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/BlackRock Global Long Short Credit Fund (q)

	Shares/Par †	Value
COMMON STOCKS - 1.3%

NETHERLANDS - 0.1%
NXP Semiconductors NV (a)	6	$462

UNITED STATES OF AMERICA - 1.2%
Apple Inc.	10	1,129
Chevron Corp.	1	127
Coca-Cola Co.	8	383
EMC Corp.	58	1,539
InfraREIT Inc.	6	107
International Business Machines Corp.	—	53
Oracle Corp.	3	114
PayPal Holdings Inc. (a)	24	912
Sabre Corp.	8	232
VMware Inc. - Class A (a)	8	421
		5,016
Total Common Stocks (cost $5,328)		5,478

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.9%

AUSTRALIA - 0.4%
Virgin Australia Trust
8.50%, 10/23/16 (e)	$557	565
7.13%, 10/23/18 (e)	821	819
6.00%, 10/23/20 (e)	384	387
		1,771
CANADA - 0.5%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (e)	350	347
5.38%, 05/15/21 (e)	364	353
5.00%, 12/15/23 (e)	1,600	1,520
		2,220
CAYMAN ISLANDS - 1.5%
ALM Loan Funding
4.07%, 04/24/24 (e) (f)	480	438
2.99%, 01/20/26 (e) (f)	250	243
ALM VI Ltd., 4.37%, 07/15/26 (e) (f)	250	218
ALM VII Ltd., 5.12%, 10/19/24 (e) (f)	325	316
Ares XXV CLO Ltd., 3.77%, 01/17/24 (c) (f)	250	245
Atlas Senior Loan Fund Ltd., 3.32%, 02/17/26 (e) (f)	350	333
BlueMountain CLO Ltd., 0.00%, 04/25/30 (b) (c) (f), EUR	500	518
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29 (c) (f), EUR	200	193
ING Investment Management Co., 3.32%, 01/18/26 (e) (f)	255	247
KKR CLO Trust, 1.77%, 07/15/25 (e) (f)	500	488
Lone Star Portfolio Trust REMIC, 6.04%, 09/15/20 (e) (f)	483	476
Madison Park Funding I Ltd., 3.37%, 10/23/25 (e) (f)	320	304
Mountain Hawk CLO Ltd., 1.78%, 07/22/24 (e) (f)	460	449
Octagon Investment Partners XVIII Ltd., 4.32%, 12/16/24 (e) (f)	250	218
OHA Credit Partners VII Ltd., 2.04%, 11/20/23 (e) (f)	315	314
OZLM Funding Ltd., 3.82%, 07/22/25 (e) (f)	750	647
RAIT Preferred Funding II Ltd. REMIC, 0.72%, 06/25/45 (e) (f)	128	121
Tyron Park CLO Ltd., 4.12%, 07/15/25 (e) (f)	500	437
		6,205
GERMANY - 0.2%
German Residential Funding Plc, 3.95%, 08/27/18 (c) (f), EUR	554	638

IRELAND - 1.4%
ALME Loan Funding
1.24%, 08/15/27 (c) (f), EUR	395	444
4.94%, 08/15/27 (c) (f), EUR	310	302
5.69%, 08/15/27 (c) (f), EUR	250	215
Arbour CLO Ltd.
5.00%, 06/16/27 (c) (f), EUR	338	330
5.75%, 06/16/27 (c) (f), EUR	336	291
Avoca CLO XIII Ltd., 5.26%, 12/29/27 (c) (f), EUR	250	249
Avoca CLO XIV Ltd.
0.00%, 07/12/28 (c) (g), EUR	400	338
4.75%, 07/12/28 (c) (f), EUR	200	189
5.75%, 07/12/28 (c) (f), EUR	100	83
Avoca CLO XV Ltd.
0.00%, 01/15/29 (c) (f), EUR	500	404
5.03%, 01/15/29 (c) (f), EUR	590	563
6.78%, 01/15/29 (c) (f), EUR	230	207
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27 (c) (f), EUR	1,280	1,443
SMB Private Education Loan Trust, 3.50%, 03/15/26 (e)	775	741
Sorrento Park CLO Ltd., 6.07%, 11/16/27 (c) (f), EUR	250	204
		6,003
ITALY - 0.3%
Arianna SPV Srl, 3.60%, 04/20/19 (c), EUR	829	955
Berica PMI, 2.20%, 05/31/57 (c) (f), EUR	213	243
		1,198
LUXEMBOURG - 0.4%
GRACE Mortgage Trust REMIC, 3.59%, 06/10/21 (e) (f)	205	192
Harvest CLO XI
0.00%, 03/28/29 (c) (f), EUR	985	984
5.01%, 03/28/29 (c) (f), EUR	280	274
		1,450
NETHERLANDS - 1.3%
Euro-Galaxy IV CLO
3.35%, 07/30/28 (c) (f), EUR	270	276
4.50%, 07/30/28 (c) (f), EUR	365	339
6.25%, 07/30/28 (c) (f), EUR	380	339
Jubilee CDO BV, 4.95%, 01/15/24 (c), EUR	690	511
North Westerly CLO IV BV
0.00%, 01/15/26 (c) (f), EUR	528	453
1.40%, 01/15/26 (c) (f), EUR	1,950	2,219
St. Pauls CLO Ltd., 1.25%, 04/25/28 (c) (f), EUR	1,250	1,411
		5,548
PORTUGAL - 0.2%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (c), EUR	669	764

TURKEY - 0.2%
Turk Hava Yollari AO, 4.20%, 03/15/27 (e)	876	832

UNITED ARAB EMIRATES - 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (e)	855	862

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED KINGDOM - 0.2%
Ludgate Funding Plc, 0.70%, 01/01/61 (b) (f), GBP	7,770	322
Paragon Mortgages No. 13 Plc, 0.80%, 01/15/39 (c) (f)	581	513
		835
UNITED STATES OF AMERICA - 6.1%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (e)	2,319	2,366
6.13%, 07/15/18 (e)	1,750	1,820
6.98%, 05/23/21	734	754
CDGJ Commercial Mortgage Trust REMIC, 4.69%, 11/15/16 (e) (f)	300	298
Commercial Mortgage Pass-Through Certificates REMIC, 3.94%, 06/11/19 (e) (f)	1,070	1,058
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	417
Core Industrial Trust REMIC
3.85%, 02/10/22 (e) (f)	380	350
3.85%, 02/10/22 (e) (f)	360	316
Credit Acceptance Auto Loan Trust
3.04%, 01/15/19 (e)	305	306
3.76%, 01/15/19 (e)	250	249
2.61%, 01/17/23 (e)	260	260
Credit Suisse Commercial Mortgage Trust REMIC, 5.94%, 07/15/17 (f)	200	192
DCP Rights LLC, 5.46%, 10/25/21 (b) (e)	265	260
Delta Air Lines Pass-Through Trust, 4.25%, 07/30/23	1,473	1,444
Dryden 39 Euro CLO BV, 5.41%, 10/15/29 (c) (f), EUR	250	247
Flatiron CLO Ltd.
5.12%, 10/25/24 (e) (f)	250	239
2.02%, 01/17/26 (e) (f)	345	338
GAHR Commercial Mortgage Trust REMIC
3.38%, 12/15/19 (e) (f)	875	801
3.38%, 12/15/19 (e) (f)	705	661
3.38%, 12/15/19 (e) (f)	380	349
Hilton USA Trust REMIC, 5.22%, 11/05/18 (e) (f)	374	376
LB-UBS Commercial Mortgage Trust REMIC
5.88%, 06/15/38 (f)	290	289
5.48%, 02/15/40	60	60
Navient Private Education Loan Trust
2.14%, 07/15/24 (e) (f)	295	278
3.50%, 12/15/24 (e)	100	87
OneMain Financial Issuance Trust
2.43%, 08/18/17 (e)	410	409
3.19%, 01/18/18 (e)	290	287
3.85%, 01/18/18 (e)	290	277
2.57%, 10/18/18 (e)	765	755
3.10%, 01/18/19 (e)	155	147
Santander Drive Auto Receivables Trust S-4, 0.00%, 09/30/16 (b) (c) (d) (g)	—	1,218
SLM Private Education Loan Trust
2.69%, 05/15/19 (e) (f)	630	640
3.00%, 12/15/19 (e)	360	353
Springleaf Funding Trust, 3.16%, 05/15/19 (e)	475	470
United Airlines Inc. Pass-Through Trust
4.63%, 09/03/22	494	490
4.30%, 08/15/25	797	829
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,700
8.00%, 10/01/19	192	212
6.75%, 06/03/21	593	617
5.38%, 11/15/21	1,516	1,562
Wachovia Bank Commercial Mortgage Trust REMIC, 5.95%, 02/15/51 (f)	135	133
Wells Fargo Commercial Mortgage Trust REMIC, 3.85%, 11/15/25	370	257
		25,171
Total Non-U.S. Government Agency Asset-Backed Securities (cost $57,212)		53,497

CORPORATE BONDS AND NOTES - 51.6%

CANADA - 0.6%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (e)	465	483
Air Canada, 6.75%, 10/01/19 (e)	875	906
Cenovus Energy Inc., 5.70%, 10/15/19	507	509
Concordia Healthcare Corp., 7.00%, 04/15/23 (e)	191	164
MDC Partners Inc., 6.50%, 05/01/24 (e)	146	149
NOVA Chemicals Corp., 5.00%, 05/01/25 (e)	120	117
VPII Escrow Corp., 7.50%, 07/15/21 (e)	175	146
		2,474
CZECH REPUBLIC - 0.1%
Casino Guichard Perrachon SA, 4.87%, (callable at 100 beginning 01/31/19) (c) (h), EUR	100	94
CE Energy A/S, 7.00%, 02/01/21 (c), EUR	235	282
		376
FRANCE - 1.5%
Areva SA, 4.88%, 09/23/24, EUR	100	98
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (c) (h), EUR	500	550
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/30/21) (e) (h)	1,070	1,075
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (c) (h), EUR	1,000	1,085
Dry Mix Solutions Investissements SAS, 4.03%, 06/15/21 (c) (f), EUR	400	441
Electricite de France, 5.00%, (callable at 100 beginning 01/22/26) (c) (h), EUR	800	864
Lion/Seneca France 2, 7.88%, 04/15/19 (c), EUR	540	486
Numericable Group SA, 6.25%, 05/15/24 (e)	270	262
Orange SA
4.00% (callable at 100 beginning 10/01/21) (c) (h), EUR	175	203
4.25% (callable at 100 beginning 02/07/20) (c) (h), EUR	200	235
5.00% (callable at 100 beginning 10/01/26) (c) (h), EUR	574	676
SGD Group SAS, 5.63%, 05/15/19 (c), EUR	235	273
		6,248
GERMANY - 2.7%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (c) (i), EUR	1,200	1,754
3.00%, 12/09/21 (c), EUR	800	872
Bayer AG, 2.38%, 04/02/75 (c), EUR	850	943
Commerzbank AG, 7.75%, 03/16/21, EUR	900	1,239
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	800	796
HSH Nordbank AG
7.25% (callable at 100 beginning 06/30/16) (h)	2,100	420
0.62%, 02/14/17 (f), EUR	1,208	1,250
0.66%, 02/14/17 (c) (f), EUR	544	563

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Schaeffler Holding Finance BV
6.25%, 11/15/19 (e) (j)	200	209
5.75%, 11/15/21 (c) (j), EUR	380	464
6.75%, 11/15/22 (e) (j)	228	248
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (c), EUR	80	98
4.00%, 01/15/25 (c), EUR	455	528
6.25%, 01/15/29 (c), EUR	800	1,006
Volkswagen International Finance NV, 3.50%, (callable at 100 beginning 03/20/30) (c) (h), EUR	925	821
		11,211
IRELAND - 0.3%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	839
4.63%, 07/01/22	534	545
		1,384
ITALY - 2.3%
Banco Popolare SC, 3.50%, 03/14/19 (c), EUR	928	1,081
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (c), EUR	835	966
Intesa Sanpaolo SpA
7.00% (callable at 100 beginning 01/19/21) (c) (h), EUR	625	677
7.70% (callable at 100 beginning 09/17/25) (h)	250	230
6.63%, 09/13/23 (c), EUR	810	1,105
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (e)	230	239
Onorato Armatori SpA, 7.75%, 02/15/23 (c), EUR	985	1,174
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	510	786
UniCredit SpA
6.95%, 10/31/22 (c), EUR	620	793
5.75%, 10/28/25 (c), EUR	2,155	2,568
		9,619
JERSEY - 0.1%
Enterprise Funding Ltd., 3.50%, 09/10/20 (c) (i), GBP	300	333

LUXEMBOURG - 1.6%
Allied Irish Banks Plc, 4.13%, 11/26/25 (c), EUR	250	273
Altice Financing SA
6.50%, 01/15/22 (e)	350	356
5.25%, 02/15/23 (c), EUR	277	322
Altice US Finance I Corp., 5.38%, 07/15/23 (e)	369	379
APERAM, 0.63%, 07/08/21 (c) (i)	800	899
AstraZeneca Plc, 2.38%, 11/16/20	2,224	2,270
Atalaya Luxco, 11.50%, 05/30/20 (b) (c) (d) (j), EUR	1,020	1,027
Bilbao Luxembourg SA, 10.50%, 12/01/18 (c) (j), EUR	321	340
Dakar Finance SA, 9.00%, 11/15/20 (c) (j), EUR	200	222
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (e)	105	108
Matterhorn Telecom SA, 3.88%, 05/01/22 (c), EUR	200	214
		6,410
NETHERLANDS - 0.5%
ABN AMRO Bank NV, 5.75%, (callable at 100 beginning 09/22/20) (c) (h), EUR	900	979
Neptune Finco Corp., 6.63%, 10/15/25 (e)	400	432
Petrobras Global Finance BV, 6.63%, 01/16/34, GBP	420	399
Repsol International Finance BV, 4.50%, 03/25/75 (c), EUR	300	282
Sensata Technologies BV, 5.00%, 10/01/25 (e)	160	161
		2,253
PORTUGAL - 0.2%
Banco Espirito Santo SA
2.63%, 05/08/17 (c), EUR	400	107
4.75%, 01/15/18 (c), EUR	1,200	321
4.00%, 01/21/19 (c), EUR	2,200	588
		1,016
PUERTO RICO - 0.0%
Popular Inc., 7.00%, 07/01/19	70	68

SPAIN - 3.5%
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (c) (h), EUR	400	416
7.00% (callable at 100 beginning 02/19/19) (c) (h) (i), EUR	1,000	1,051
9.00% (callable at 100 beginning 05/09/18) (c) (h) (i)	600	617
Banco Popular Espanol SA
8.25% (callable at 100 beginning 04/10/20) (c) (h) (i), EUR	400	372
11.50% (callable at 100 beginning 10/10/18) (c) (h) (i), EUR	700	779
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (c) (h), EUR	900	918
Bankia SA, 4.00%, 05/22/24 (c), EUR	3,200	3,493
BPE Financiaciones SA, 2.00%, 02/03/20 (c), EUR	1,500	1,669
CaixaBank SA, 5.00%, 11/14/23 (c), EUR	200	233
Gas Natural Fenosa Finance BV
3.38% (callable at 100 beginning 04/24/24) (c) (h), EUR	1,600	1,634
4.12% (callable at 100 beginning 11/18/22) (c) (h), EUR	300	335
Obrascon Huarte Lain SA, 5.50%, 03/15/23 (c), EUR	289	262
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20 (c), EUR	416	486
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (c) (h), EUR	900	1,022
5.00% (callable at 100 beginning 03/31/20) (c) (h), EUR	800	920
5.87% (callable at 100 beginning 03/31/24) (c) (h), EUR	200	232
		14,439
SWITZERLAND - 0.8%
Glencore Finance Europe SA
6.00%, 04/03/22 (c), GBP	200	270
3.75%, 04/01/26 (c), EUR	250	250
UBS AG, 4.75%, 02/12/26 (c), EUR	935	1,113
UBS Group AG
5.75% (callable at 100 beginning 02/19/22) (c) (h), EUR	250	286
6.87% (callable at 100 beginning 03/22/21) (c) (h)	950	942
7.00% (callable at 100 beginning 02/19/25) (c) (h)	225	230
		3,091

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED KINGDOM - 3.4%
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (c) (j), GBP	245	401
AstraZeneca Plc, 3.38%, 11/16/25	1,500	1,555
Barclays Plc, 7.87%, (callable at 100 beginning 09/15/22) (c) (h), GBP	375	478
CCOH Safari LLC, 5.75%, 02/15/26 (e)	237	245
Centrica Plc, 3.00%, 04/10/76 (c) (f), EUR	295	296
Cognita Financing Plc, 7.75%, 08/15/21 (c), GBP	100	145
Coventry Building Society, 6.37%, (callable at 100 beginning 11/01/19) (c) (h), GBP	200	254
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 06/23/16) (c) (h)	130	131
Ineos Finance Plc, 4.00%, 05/01/23 (c), EUR	400	442
Lloyds Banking Group Plc
6.37% (callable at 100 beginning 06/27/20) (c) (h), EUR	1,074	1,181
4.65%, 03/24/26	950	942
New Look Secured Issuer Plc, 6.50%, 07/01/22 (c), GBP	300	423
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (c), GBP	175	229
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	940	1,257
5.27%, 03/30/24, GBP	159	199
Punch Taverns Finance Plc
0.59%, 07/15/21 (c) (f), GBP	202	261
6.09%, 10/15/27 (c) (f), GBP	528	642
Qorvo Inc., 6.75%, 12/01/23 (e)	710	733
Santander UK Group Holdings Plc, 7.37%, (callable at 100 beginning 06/24/22) (c) (h), GBP	475	626
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	272
5.66%, 06/30/27, GBP	1,124	1,579
6.46%, 03/30/32, GBP	491	596
Virgin Media Secured Finance Plc, 6.25%, 03/28/29 (c), GBP	400	569
Voyage Care Bondco Plc, 11.00%, 02/01/19 (c), GBP	450	643
		14,099
UNITED STATES OF AMERICA - 33.9%
Actavis Funding SCS
3.00%, 03/12/20	1,822	1,875
3.45%, 03/15/22	658	683
Ally Financial Inc.
3.75%, 11/18/19	275	272
4.13%, 03/30/20	700	695
5.13%, 09/30/24	484	495
AMC Networks Inc., 5.00%, 04/01/24	398	400
American Airlines Group Inc., 4.63%, 03/01/20 (e)	515	505
American International Group Inc.
3.30%, 03/01/21	1,110	1,135
3.90%, 04/01/26	1,285	1,290
Amsurg Corp., 5.63%, 07/15/22	615	633
Anadarko Petroleum Corp.
4.85%, 03/15/21	960	978
5.55%, 03/15/26	905	915
0.00%, 10/10/36 (g)	2,655	986
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	1,075	1,105
Apache Corp.
6.00%, 01/15/37	104	104
5.10%, 09/01/40	543	493
Apple Inc.
2.85%, 02/23/23	965	998
3.25%, 02/23/26	680	709
4.50%, 02/23/36	700	756
4.65%, 02/23/46	2,320	2,533
AT&T Inc., 0.00%, 11/27/22 (e) (g)	3,000	2,377
Aviation Capital Group Corp., 4.88%, 10/01/25 (e)	1,195	1,183
Bank of America Corp.
6.30% (callable at 100 beginning 03/10/26) (h)	2,028	2,094
2.63%, 10/19/20	3,333	3,358
3.30%, 01/11/23 (r)	1,667	1,681
4.45%, 03/03/26	2,454	2,534
Baxalta Inc.
2.88%, 06/23/20 (e)	1,330	1,328
4.00%, 06/23/25 (e)	1,330	1,352
5.25%, 06/23/45 (e)	655	696
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (e)	227	225
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (c) (d)	669	673
Blue Coat Holdings Inc., 8.38%, 06/01/23 (e)	783	807
Building Materials Corp. of America, 6.00%, 10/15/25 (e)	324	343
Capital One Financial Corp., 4.20%, 10/29/25	2,680	2,715
CCO Holdings LLC
5.88%, 04/01/24 (e)	245	257
5.88%, 05/01/27 (e)	600	612
CCO Safari II LLC
3.58%, 07/23/20 (e)	446	456
6.83%, 10/23/55 (e)	1,199	1,294
Celgene Corp., 5.00%, 08/15/45	1,350	1,460
Citigroup Inc.
3.75%, 06/16/24	1,250	1,295
4.40%, 06/10/25	1,116	1,138
4.60%, 03/09/26	930	954
4.45%, 09/29/27	209	210
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	325	323
Crown Castle International Corp.
3.40%, 02/15/21	1,250	1,269
4.45%, 02/15/26	899	934
CSC Holdings LLC, 5.25%, 06/01/24	75	67
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	364	360
DISH DBS Corp., 5.88%, 11/15/24	200	183
DJO Finco LLC, 8.13%, 06/15/21 (e)	198	175
Eastman Chemical Co., 4.65%, 10/15/44	566	541
Electronic Arts Inc.
3.70%, 03/01/21	750	780
4.80%, 03/01/26	1,265	1,296
Endo Finance LLC
6.00%, 07/15/23 (e)	400	377
6.00%, 02/01/25 (e)	200	188
Equinix Inc.
5.38%, 01/01/22	211	219
5.75%, 01/01/25	250	263
5.88%, 01/15/26	131	138
ESH Hospitality Inc., 5.25%, 05/01/25 (e)	169	165
Expedia Inc., 5.00%, 02/15/26 (e)	910	909
Family Tree Escrow LLC
5.25%, 03/01/20 (e)	30	31
5.75%, 03/01/23 (e)	395	418
FedEx Corp.
3.25%, 04/01/26	1,603	1,644
4.55%, 04/01/46	2,250	2,314

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fidelity National Information Services Inc., 3.63%, 10/15/20	260	269
FireEye Inc., 1.00%, 06/01/35 (e) (i)	600	509
First Data Corp.
5.38%, 08/15/23 (e)	216	221
7.00%, 12/01/23 (e)	754	762
5.00%, 01/15/24 (e)	245	245
5.75%, 01/15/24 (e)	284	284
Flextronics International Ltd., 4.75%, 06/15/25	745	730
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (e)	427	427
Ford Motor Credit Co. LLC, 3.34%, 03/18/21	2,250	2,316
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	500	443
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (h)	969	998
General Motors Co.
6.60%, 04/01/36	565	622
6.75%, 04/01/46	160	182
General Motors Financial Co. Inc., 4.20%, 03/01/21	2,550	2,635
Genworth Financial Inc.
6.52%, 05/22/18	780	749
7.70%, 06/15/20	67	59
4.80%, 02/15/24	215	157
Goldman Sachs Group Inc., 4.00%, 03/03/24 (r)	2,500	2,622
Halliburton Co., 3.38%, 11/15/22	318	324
HCA Inc.
4.25%, 10/15/19	742	765
5.38%, 02/01/25	144	146
5.25%, 04/15/25	465	479
5.88%, 02/15/26	154	159
5.25%, 06/15/26	366	375
HD Supply Inc.
7.50%, 07/15/20	197	209
5.25%, 12/15/21 (e)	817	858
5.75%, 04/15/24 (e)	15	15
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	425	440
Hologic Inc., 5.25%, 07/15/22 (e)	100	104
HSBC USA Inc., 1.70%, 03/05/18	2,795	2,790
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (e)	431	453
Icahn Enterprises LP, 5.88%, 02/01/22	424	402
Italics Merger Sub Inc., 7.13%, 07/15/23 (e)	893	862
Jaguar Holding Co. II, 6.38%, 08/01/23 (e)	245	252
John Deere Capital Corp., 3.35%, 06/12/24	1,200	1,253
Johnson & Johnson
3.55%, 03/01/36	460	478
3.70%, 03/01/46	380	399
JPMorgan Chase & Co., 3.30%, 04/01/26	852	859
JPMorgan Chase Capital XXI, 1.56%, 02/02/37 (f)	1,250	877
KLA-Tencor Corp.
4.13%, 11/01/21	200	209
4.65%, 11/01/24	1,270	1,285
KLX Inc., 5.88%, 12/01/22 (e)	27	27
Lennar Corp., 4.50%, 11/15/19	373	388
Level 3 Financing Inc.
6.13%, 01/15/21	662	693
5.13%, 05/01/23	142	144
5.38%, 01/15/24 (e)	90	91
5.38%, 05/01/25	168	170
LGE HoldCo VI BV, 7.13%, 05/15/24 (c), EUR	570	705
Mallinckrodt International Finance SA
4.88%, 04/15/20 (e)	46	43
5.75%, 08/01/22 (e)	1,580	1,456
5.50%, 04/15/25 (e)	290	256
Marathon Oil Corp.
2.70%, 06/01/20	610	518
2.80%, 11/01/22	400	326
Marathon Petroleum Corp.
3.40%, 12/15/20	247	243
5.85%, 12/15/45	1,388	1,249
Meccanica Holdings USA Inc., 6.25%, 01/15/40 (e)	1,120	1,064
MGM Resorts International, 6.00%, 03/15/23	350	361
Micron Technology Inc.
5.25%, 08/01/23 (e)	2,075	1,696
5.25%, 01/15/24 (e)	360	290
5.50%, 02/01/25	860	697
5.63%, 01/15/26 (e)	1,200	948
Morgan Stanley, 4.00%, 07/23/25	800	837
Motorola Solutions Inc.
3.50%, 09/01/21	650	646
3.75%, 05/15/22	772	759
Newell Rubbermaid Inc.
2.60%, 03/29/19 (k)	270	274
3.15%, 04/01/21 (k)	250	257
3.85%, 04/01/23 (k)	1,640	1,701
4.20%, 04/01/26 (k)	1,664	1,740
5.38%, 04/01/36 (k)	793	842
5.50%, 04/01/46 (k)	1,800	1,949
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (e)	605	542
Nuance Communications Inc., 5.38%, 08/15/20 (e)	85	86
Pioneer Natural Resources Co.
3.45%, 01/15/21	340	338
4.45%, 01/15/26	880	887
Plains All American Pipeline LP, 4.65%, 10/15/25	1,050	971
Post Holdings Inc.
7.75%, 03/15/24 (e)	179	196
8.00%, 07/15/25 (e)	88	98
Project Homestake Merger Corp., 8.88%, 03/01/23 (e)	545	542
PulteGroup Inc., 4.25%, 03/01/21	410	416
Qorvo Inc., 7.00%, 12/01/25 (e)	975	1,019
QUALCOMM Inc., 4.80%, 05/20/45	675	669
Radian Group Inc.
5.50%, 06/01/19	465	473
5.25%, 06/15/20	465	455
Rite Aid Corp., 6.13%, 04/01/23 (e)	949	1,006
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (l)	1,149	1,104
6.25%, 03/15/22	276	270
Sabine Pass LNG LP, 7.50%, 11/30/16	225	232
Sabre GLBL Inc.
5.38%, 04/15/23 (e)	832	854
5.25%, 11/15/23 (e)	262	267
SBA Communications Corp., 4.88%, 07/15/22	240	243
Sealed Air Corp., 5.13%, 12/01/24 (e)	400	415
Solvay Finance America LLC, 4.45%, 12/03/25	1,235	1,266
Spectrum Brands Inc., 5.75%, 07/15/25	317	337
Sprint Communications Inc., 9.00%, 11/15/18 (e)	189	198
Standard Industries Inc.
5.13%, 02/15/21 (e)	51	52
5.50%, 02/15/23 (e)	83	85
State Street Capital Trust IV, 1.63%, 06/15/37 (f)	2,752	2,011
T-Mobile USA Inc.
6.63%, 04/28/21	172	180
6.73%, 04/28/22	79	83

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

	Shares/Par †	Value
6.00%, 03/01/23	81	83
6.50%, 01/15/24	240	250
6.38%, 03/01/25	340	348
6.50%, 01/15/26	239	248
Tenet Healthcare Corp.
5.00%, 03/01/19	556	550
4.13%, 06/15/20 (e) (f)	500	496
6.00%, 10/01/20	247	263
Texas Competitive Electric Holdings Co. LLC
0.00%, 11/01/15 (a) (m)	37	1
10.50%, 11/01/16 (a) (j) (m)	25	1
Time Warner Cable Inc., 5.00%, 02/01/20	1,221	1,326
Total System Services Inc.
3.80%, 04/01/21	719	740
3.75%, 06/01/23	1,311	1,284
4.80%, 04/01/26	2,074	2,135
TransDigm Inc.
6.00%, 07/15/22	308	307
6.50%, 07/15/24	418	415
Univision Communications Inc.
8.50%, 05/15/21 (e)	1,325	1,352
5.13%, 05/15/23 (e)	1,085	1,080
5.13%, 02/15/25 (e)	88	87
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (e)	601	499
5.63%, 12/01/21 (e)	215	169
4.50%, 05/15/23 (c), EUR	841	703
Valero Energy Corp., 6.63%, 06/15/37	474	514
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	676	696
4.80%, 11/18/44	541	538
Western Digital Corp.
7.38%, 04/01/23 (e)	534	545
10.50%, 04/01/24 (e)	2,249	2,255
XPO Logistics Inc., 6.50%, 06/15/22 (e)	234	227
		140,196
VENEZUELA - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/17 (c)	330	168
6.00%, 11/15/26 (c)	300	92
		260
Total Corporate Bonds and Notes (cost $220,403)		213,477

GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%

ANGOLA - 0.0%
Republic of Angola, 9.50%, 11/12/25 (c)	200	182

CROATIA - 0.0%
Croatia Government International Bond, 3.88%, 05/30/22 (c), EUR	120	140

DOMINICAN REPUBLIC - 0.1%
Dominican Republic International Bond, 7.45%, 04/30/44 (c)	200	210

HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	358

INDONESIA - 0.2%
Indonesia Government International Bond
2.88%, 07/08/21 (c), EUR	260	305
6.75%, 01/15/44 (c)	290	350
		655
PORTUGAL - 0.2%
Portugal Government International Bond, 5.13%, 10/15/24 (c)	725	729

RUSSIAN FEDERATION - 0.1%
Russia Government Bond, 3.25%, 04/04/17 (c)	400	404

SERBIA - 0.1%
Republic of Serbia, 5.88%, 12/03/18 (c)	520	544

SLOVENIA - 0.1%
Slovenia Government Bond, 4.63%, 09/09/24 (c), EUR	240	349

UNITED STATES OF AMERICA - 3.3%
U.S. Treasury Bond
3.00%, 11/15/45	5,484	5,923
2.50%, 02/15/46	1,760	1,716
U.S. Treasury Note
1.13%, 02/28/21	1,436	1,431
1.50%, 02/28/23	4,700	4,688
		13,758
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (c)	100	39
Total Government and Agency Obligations (cost $17,364)		17,368

TRUST PREFERREDS - 0.6%

UNITED STATES OF AMERICA - 0.6%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 05/11/16) (h)	75	1,805
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 05/11/16) (h)	32	765
Total Trust Preferreds (cost $2,591)		2,570

PREFERRED STOCKS - 0.5%

SPAIN - 0.1%
Santander Finance Preferred SAU, 4.00%, (callable at 25 beginning 03/05/17) (h)	16	322

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 05/11/16) (h)	2	41
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 05/11/16) (h)	10	258
		299
UNITED STATES OF AMERICA - 0.3%
Allergan Plc, 5.50%, 03/01/18 (i)	1	699
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (i)	1	744
		1,443
Total Preferred Stocks (cost $2,238)		2,064

PURCHASED OPTIONS - 0.1%
AerCap Holdings N.V. Put Option, Strike Price 30, Expiration 04/15/16	90	1
Allergan Plc Put Option, Strike Price 260 Expiration 05/20/16	10	10
Amazon.com Inc. Put Option, Strike Price 530, Expiration 04/15/16	10	1
Apple Inc. Call Option, Strike Price 110, Expiration 04/15/16	90	11
British Pound versus USD Put Option, Strike Price GBP 1.41, Expiration 04/14/16, SIG	1,700,000	5

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
Caterpillar Inc. Put Option, Strike Price 70, Expiration 04/15/16	75	1
Caterpillar Inc. Put Option, Strike Price 72.50, Expiration 04/15/16	25	1
Cheniere Energy Inc. Put Option, Strike Price 30, Expiration 04/15/16	90	3
Chevron Corp. Call Option, Strike Price 100, Expiration 04/15/16	50	1
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 23, Expiration 05/18/16	220	21
Citigroup Inc. Call Option, Strike Price 45, Expiration 04/01/16	90	—
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 2,950, Expiration 05/20/16, MSC	44	45
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,000, Expiration 04/15/16	94	50
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,025, Expiration 04/15/16	60	40
Freeport-McMoRan Inc. Put Option, Strike Price 7, Expiration 05/20/16	50	1
Freeport-McMoRan Inc. Put Option, Strike Price 8, Expiration 05/20/16	90	4
FTSE 100 Index Put Option, Strike Price GBP 5,700, Expiration 04/15/16	20	2
Health Care Select Sector SPDR Fund Put Option, Strike Price 63, Expiration 04/15/16	70	—
Health Care Select Sector SPDR Fund Put Option, Strike Price 67, Expiration 04/15/16	90	4
Hewlett Packard Enterprise Co. Put Option, Strike Price 15, Expiration 04/15/16	145	1
Hewlett Packard Enterprise Co. Put Option, Strike Price 15, Expiration 05/20/16	75	1
Industrial Select Sector SPDR ETF Put Option, Strike Price 52, Expiration 04/15/16	180	1
International Business Machines Corp. Call Option, Strike Price 160, Expiration 04/29/16	50	8
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 79, Expiration 04/15/16	30	—
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 80, Expiration 04/15/16	160	4
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 81, Expiration 04/15/16	270	13
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 82, Expiration 04/15/16	375	37
iShares MSCI Emerging Markets Index Put Option, Strike Price 32, Expiration 05/20/16	90	4
iShares Russell 2000 ETF Put Option, Strike Price 102, Expiration 03/31/16	90	—
iShares Russell 2000 ETF Put Option, Strike Price 108, Expiration 04/15/16	70	4
iShares Russell 2000 ETF Put Option, Strike Price 97, Expiration 04/15/16	90	1
JPMorgan Chase & Co. Call Option, Strike Price 62, Expiration 04/01/16	90	—
Mallinckrodt Public Limited Company Put Option, Strike Price 55, Expiration 04/15/16	20	2
Marathon Oil Corp. Put Option, Strike Price 8, Expiration 04/15/16	90	—
Micron Technology Inc. Put Option, Strike Price 11, Expiration 04/15/16	180	14
Micron Technology Inc. Put Option, Strike Price 9, Expiration 05/20/16	120	3
Powershares QQQ Trust Series 1 Put Option, Strike Price 106, Expiration 04/15/16	50	2
Powershares QQQ Trust Series 1 Put Option, Strike Price 98, Expiration 03/31/16	45	—
Put Swaption, 3-Month LIBOR, exercise rate 1.60%, Expiration 05/23/16, CIT	5,500,000	3
Put Swaption, 3-Month LIBOR, exercise rate 2.05%, Expiration 05/23/16, CIT	2,400,000	3
Qorvo Inc. Put Option, Strike Price 35, Expiration 05/20/16	15	1
Qorvo Inc. Put Option, Strike Price 40, Expiration 05/20/16	25	2
S&P 500 Index Put Option, Strike Price 1,940, Expiration 04/15/16	5	1
SPDR S&P 500 ETF Trust Call Option, Strike Price 210, Expiration 04/29/16	300	24
SPDR S&P 500 ETF Trust Put Option, Strike Price 190, Expiration 03/31/16	90	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 193, Expiration 03/31/16	45	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 197, Expiration 04/15/16	70	2
SPDR S&P 500 ETF Trust Put Option, Strike Price 197, Expiration 04/29/16	50	4
State Street Corp. Put Option, Strike Price 55, Expiration 04/15/16	50	1
Teva Pharmaceutical Industries Ltd. Put Option, Strike Price 55, Expiration 04/15/16	120	24
Valeant Pharmaceuticals International Inc. Put Option, Strike Price 15, Expiration 05/20/16	45	6
Valeant Pharmaceuticals International Inc. Put Option, Strike Price 30, Expiration 04/15/16	30	15
Total Purchased Options (cost $752)		382

VARIABLE RATE SENIOR LOAN INTERESTS - 10.3% (f)

AUSTRIA - 0.2%
Constantinople Lux I SARL Term Loan B-1, 4.75%, 06/30/22, EUR	647	737
Constantinople Lux I SARL Term Loan B-2, 4.75%, 04/30/22, EUR	97	110
		847
BRITISH VIRGIN ISLANDS - 0.0%
Baring Private Equity Asia VI Holding Ltd. 1st Lien Term Loan, 4.75%, 07/31/22, EUR	108	123

CANADA - 0.0%
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	$9	7

CAYMAN ISLANDS - 0.7%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	2,670	2,655

DENMARK - 0.1%
Kirk Beauty One GmbH Term Loan B-1, 6.00%, 06/24/22, EUR	192	219

FRANCE - 0.2%
Horizon Holdings III Term Loan B, 5.00%, 07/31/22, EUR	423	481
Lully Finance SARL 1st Lien Term Loan B-2, 4.25%, 07/31/22, EUR	140	159
Numericable Group SA Term Loan B-1, 4.50%, 04/23/20, EUR	204	229
		869

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

	Shares/Par †	Value
GERMANY - 0.8%
Kirk Beauty One GmbH Term Loan B-2, 6.00%, 06/24/22, EUR	117	133
Kirk Beauty One GmbH Term Loan B-3, 6.00%, 06/24/22, EUR	201	229
Kirk Beauty One GmbH Term Loan B-4, 6.00%, 06/24/22, EUR	133	152
Kirk Beauty One GmbH Term Loan B-5, 6.00%, 06/24/22, EUR	30	34
Kirk Beauty One GmbH Term Loan B-6, 6.00%, 06/24/22, EUR	153	174
Kirk Beauty One GmbH Term Loan B-7, 6.00%, 06/24/22, EUR	85	96
Kleopatra Holdings 2 SCA Term Loan
5.00%, 04/28/20, EUR	159	181
5.00%, 06/30/20, EUR	179	204
Schaeffler AG Term Loan B, 4.25%, 05/15/20, EUR	190	217
Springer SBM Two GmbH Term Loan, 9.00%, 08/14/21 (b) (e), EUR	1,000	1,161
Springer SBM Two GmbH Term Loan B-8, 4.75%, 08/14/20, EUR	796	897
		3,478
LUXEMBOURG - 0.9%
Altice Financing SA Senior 1st Lien Term Loan, 5.25%, 01/29/22, EUR	229	260
Auris Luxembourg III SARL Term Loan B-3, 3.12%, 01/17/22, EUR	—	—
Azelis Finance SA 1st Lien Term Loan, 6.50%, 11/19/22, EUR	225	255
BSN Medical Luxembourg Finance Holding SARL Term Loan C, 4.00%, 08/28/19, EUR	500	567
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	280	275
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,586
Lully Finance SARL 2nd Lien Term Loan B-2, 9.25%, 07/30/23, EUR	100	113
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	260	260
Telenet International Finance SARL Term Loan AA, 3.37%, 04/21/23, EUR	360	401
		3,717
NETHERLANDS - 0.3%
Action Holding BV Term Loan B, 4.25%, 01/31/21, EUR	636	725
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	51	42
Yellow Maple Holding BV Term Loan B-1, 4.00%, 09/15/21, EUR	465	521
		1,288
SPAIN - 0.2%
Capio Sanidad Senior 2nd Lien Term Loan, 0.00%, 11/28/22, (n) EUR	200	227
Car Rentals Subsidiary SLU Term Loan B, 6.50%, 06/30/20, EUR	450	502
		729
UNITED KINGDOM - 0.4%
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	70	70
CD&R Firefly Bidco Ltd. Term Loan B, 5.92%, 08/05/22, GBP	470	659
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	49	40
Optima Sub-Finco Ltd. Term Loan B-2, 5.00%, 01/21/23, EUR	384	436
Virgin Media Investment Holdings Ltd. Term Loan E, 4.25%, 06/30/23, GBP	360	505
		1,710
UNITED STATES OF AMERICA - 6.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	333	332
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	277	271
Alere Inc. Term Loan B, 4.25%, 06/15/22	51	51
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	272	249
American Energy - Marcellus LLC 2nd Lien Term Loan, 8.50%, 07/07/21	568	22
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	51	34
Azelis Finance SA 2nd Lien Term Loan, 0.62%, 11/19/23, EUR	450	486
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	95	90
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	108	108
Berry Plastics Holding Corp. Term Loan F, 4.00%, 09/09/22	139	139
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 09/26/19	285	277
Blue Coat Holdings Inc. Term Loan, 4.50%, 06/01/22	244	240
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/21	175	175
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20	244	243
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20	965	889
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	37	37
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	211	208
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	222	221
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	405	405
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	70	58
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	103	103
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	721	708
Continental Building Products LLC 1st Lien Term Loan, 4.00%, 08/14/20	197	192
Cotiviti Corp. 1st Lien Term Loan, 4.50%, 05/14/21	248	244
CPG International Inc. Term Loan, 4.75%, 09/13/20	367	356
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	198	199
Dell International LLC Term Loan C, 3.75%, 09/24/18	591	590
DJO Finance LLC Term Loan, 4.25%, 06/08/20	199	194
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	156	157
DTZ US Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	189	187
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 04/28/16	230	230
Epicor Software Corp. Term Loan B, 4.75%, 06/01/22	134	126
First Data Corp. Extended Term Loan, 3.93%, 03/23/18	779	777

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
First Data Corp. Term Loan, 3.93%, 09/24/18	25	25
Gates Global Inc. Term Loan B, 4.25%, 07/03/21	540	509
Grifols Worldwide Operations Ltd. Term Loan B, 3.44%, 03/03/21	491	490
HCA Inc. Extended Term Loan B-4, 3.36%, 05/01/18	248	248
Hertz Corp. Term Loan B-2, 3.00%, 03/11/18	198	197
IMS Health Inc. Term Loan, 3.50%, 03/05/21	634	632
Informatica Corp. Term Loan, 4.50%, 06/01/22	1,037	1,016
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	200	186
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	132	131
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/01/23	90	90
Keurig Green Senior 1st Lien Term Loan B, 0.00%, 02/01/23 (n), EUR	300	342
Level 3 Financing Inc. Term Loan B, 4.00%, 12/31/20	300	301
MacDermid Inc. 1st Lien Term Loan, 5.50%, 06/15/20	488	470
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	170	164
MGM Resorts International Term Loan B, 3.50%, 12/20/19	248	247
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	179	172
Mondelez International Inc. Senior 1st Lien Term Loan B-1, 4.25%, 07/04/21, EUR	282	321
National Vision Inc. Term Loan, 4.00%, 03/12/21	149	144
Novelis Inc. Term Loan B, 4.00%, 06/15/22	639	621
NXP BV Term Loan B, 3.75%, 10/30/20	1,880	1,883
ON Semiconductor Corp. Term Loan B, 5.25%, 03/15/23	799	799
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	222	205
Oxea Finance & Cy SCA 1st Lien Term Loan B-2, 4.25%, 11/30/19	499	483
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/17/23	204	204
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	138	138
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	432	432
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	225	221
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	248	249
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	523	523
SolarWinds Holdings Inc. 1st Lien Term Loan
6.50%, 02/05/23	725	717
6.50%, 02/05/23, EUR	300	339
Spectrum Brands Inc. Term Loan
3.50%, 06/16/22, EUR	265	300
3.50%, 06/20/22	259	259
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	242	235
Staples Inc. Term Loan, 4.75%, 02/02/22	400	399
Surgery Center Holdings Inc. 1st Lien Term Loan, 5.25%, 07/16/20	84	83
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	74	74
Swissport International AG Term Loan, 6.25%, 11/20/21, EUR	360	407
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	200	201
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	95	94
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	248	246
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	294	291
Valeant Pharmaceuticals International Inc. Term Loan B
3.75%, 12/11/19	172	162
4.00%, 03/13/22	1,270	1,198
Verisure Holding AB Term Loan B-1, 5.25%, 10/21/22, EUR	470	535
Western Digital Corp. Term Loan B, 5.50%, 03/29/23	475	469
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19	292	288
WITTUR GmbH Senior 1st Lien Term Loan B, 0.00%, 03/31/22 (n), EUR	360	395
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	298	296
		27,029
Total Variable Rate Senior Loan Interests (cost $43,583)		42,671

SHORT TERM INVESTMENTS - 37.9%

Investment Company - 9.9%
JNL Money Market Fund, 0.29% (o) (p)	41,147	41,147

Repurchase Agreements - 28.0%

Australia - 0.4%
Repurchase Agreement with BCL, (0.90)%, (Collateralized by $1,350 Rio Tinto Finance USA Plc, 4.13%, due 08/21/42, value $1,212) acquired on 03/16/16, open maturity at $1,180	$1,180	1,180
Repurchase Agreement with RBC, 0.15%, (Collateralized by $580 Rio Tinto Finance USA Ltd., 3.75%, due 06/15/25, value $571) acquired on 02/26/16, open maturity at $548	548	548
		1,728
Belgium - 1.0%
Repurchase Agreement with CGM, 0.10%, (Collateralized by $321 Anheuser-Busch InBev Finance Inc., 3.70%, due 02/01/24, value $344) acquired on 03/28/16, open maturity at $344	344	344
Repurchase Agreement with DUB, 0.05%, (Collateralized by $2,655 Anheuser-Busch InBev Finance Inc., 3.65%, due 02/01/26, value $2,799) acquired on 02/04/16, open maturity at $2,688	2,688	2,688
Repurchase Agreement with JPM, (1.20)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 104) acquired on 01/21/16, open maturity at $118, EUR	105	119
Repurchase Agreement with JPM, (1.50)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 104) acquired on 01/18/16, open maturity at $119, EUR	106	120
Repurchase Agreement with RBC, 0.15%, (Collateralized by $699 Anheuser-Busch InBev Finance Inc., 4.90%, due 02/01/46, value $785) acquired on 03/28/16, open maturity at $776	776	776
		4,047

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Canada - 1.6%
Repurchase Agreement with BCL, 0.00%, (Collateralized by $2,750 Bank of Nova Scotia, 4.50%, due 12/16/25, value $2,757) acquired on 03/21/16, open maturity at $2,757	2,757	2,757
Repurchase Agreement with BCL, 0.05%, (Collateralized by $1,847 Royal Bank of Canada, 2.15%, due 03/15/19, value $1,873) acquired on 03/23/16, open maturity at $1,865	1,865	1,865
Repurchase Agreement with BCL, 0.05%, (Collateralized by $566 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $639) acquired on 03/24/16, open maturity at $640	640	640
Repurchase Agreement with CGM, (0.50)%, (Collateralized by $690 Valeant Pharmaceuticals International Inc., 6.75%, due 08/15/18, value $633) acquired on 03/23/16, open maturity at $624	624	624
Repurchase Agreement with CSI, 0.10% (Collateralized by $686 Royal Bank of Canada, 2.15%, due 03/15/19, value $696) acquired on 12/17/15, open maturity at $691	691	691
		6,577
China - 0.1%
Repurchase Agreement with CGM, (1.75)%, (Collateralized by $200 Bank of Communications Co. Ltd., 5.00%, perpetual, value $200) acquired on 01/12/16, open maturity at $216	216	216
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Industrial & Commercial Bank of China Ltd., 6.00%, perpetual, value $209) acquired on 02/12/16, open maturity at $213	213	213
		429
Ecuador - 0.0%
Repurchase Agreement with JPM, (0.25)%, (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $168) acquired on 01/08/16, open maturity at $148	148	148

France - 0.9%
Repurchase Agreement with BBP, (0.85)%, (Collateralized by EUR 100 Rexel SA, 3.25%, due 06/15/22, value EUR 102) acquired on 01/19/16, open maturity at $107, EUR	94	107
Repurchase Agreement with BBP, (0.85)%, (Collateralized by EUR 100 Rexel SA, 3.25%, due 06/15/22, value EUR 102) acquired on 01/19/16, open maturity at $107, EUR	94	107
Repurchase Agreement with BBP, (0.85)%, (Collateralized by EUR 100 Total Capital International SA, 1.38%, due 03/19/25, value EUR 105) acquired on 01/19/16, open maturity at $110, EUR	96	110
Repurchase Agreement with BBP, (1.35)%, (Collateralized by EUR 200 Wendel SA, 1.88%, due 04/10/20, value EUR 207) acquired on 01/21/16, open maturity at $212, EUR	187	212
Repurchase Agreement with BBP, 0.00%, (Collateralized by $200 Societe Generale SA, 6.00%, perpetual, value $177) acquired on 01/15/16, open maturity at $193	193	193
Repurchase Agreement with BCL, 0.05%, (Collateralized by $2,515 Total Capital International SA, 3.75%, due 04/10/24, value $2,653) acquired on 03/04/16, open maturity at $2,600	2,600	2,600
Repurchase Agreement with JPM, (2.50)%, (Collateralized by EUR 100 Areva SA, 4.63%, due 10/05/17, value EUR 100) acquired on 02/26/16, open maturity at $119, EUR	105	119
Repurchase Agreement with JPM, (2.50)%, (Collateralized by EUR 100 Areva SA, 4.63%, due 10/05/17, value EUR 100) acquired on 02/26/16, open maturity at $119, EUR	105	119
		3,567
Luxembourg - 0.0%
Repurchase Agreement with JPM, (1.28)%, (Collateralized by EUR 100 Gestamp Funding Luxembourg SA, 5.88%, due 05/31/20, value EUR 104) acquired on 01/14/16, open maturity at $123, EUR	108	123

Netherlands - 1.0%
Repurchase Agreement with CGM, 0.05%, (Collateralized by $1,350 LYB International Finance BV, 4.88%, due 03/15/44, value $1,357) acquired on 03/16/16, open maturity at $1,301	1,301	1,301
Repurchase Agreement with DUB, 0.00%, (Collateralized by $2,657 Shell International Finance BV, 3.25%, due 05/11/25, value $2,685) acquired on 03/11/16, open maturity at $2,610	2,610	2,610
Repurchase Agreement with JPM, (1.60)%, (Collateralized by EUR 100 Repsol International Finance BV, 3.63%, due 10/07/21, value EUR 110) acquired on 01/15/16, open maturity at $118, EUR	103	118
Repurchase Agreement with JPM, (3.00)%, (Collateralized by EUR 100 Repsol International Finance BV, 3.63%, due 10/07/21, value EUR 110) acquired on 01/19/16, open maturity at $117, EUR	102	117
		4,146
Nigeria - 0.1%
Repurchase Agreement with BBP, (2.00)%, (Collateralized by $200 Nigeria Government International Bond, 6.38%, due 07/12/23, value $186) acquired on 03/03/16, open maturity at $180	180	180

Norway - 0.6%
Repurchase Agreement with DUB, (0.38)% (Collateralized by $1,850 Statoil ASA, 3.70%, due 03/01/24, value $1,937) acquired on 09/18/15, open maturity at $1,892	1,892	1,892
Repurchase Agreement with MLP, 0.00%, (Collateralized by $665 Statoil ASA, 3.25%, due 11/10/24, value $674) acquired on 03/07/16, open maturity at $650	650	650
		2,542

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Switzerland - 0.3%
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Novartis Capital Corp., 4.00%, due 11/20/45, value $1,184) acquired on 03/21/16, open maturity at $1,163	1,163	1,163
Repurchase Agreement with JPM, (0.95)%, (Collateralized by EUR 100 Syngenta Finance NV, 1.88%, due 11/02/21, value EUR 104) acquired on 02/16/16, open maturity at $121, EUR	106	121
		1,284
United Kingdom - 1.0%
Repurchase Agreement with BBP, (0.83)%, (Collateralized by EUR 130 SABMiller Holdings Inc., 1.88%, due 01/20/20, value EUR 138) acquired on 03/03/16, open maturity at $156, EUR	137	156
Repurchase Agreement with BBP, (1.00)%, (Collateralized by $200 HSBC Holdings Plc, 5.63%, perpetual, value $193) acquired on 01/08/16, open maturity at $204	204	204
Repurchase Agreement with BCL, 0.10%, (Collateralized by $183 Standard Chartered Plc, 5.70%, due 03/26/44, value $168) acquired on 03/23/16, open maturity at $171	171	171
Repurchase Agreement with DUB, 0.05%, (Collateralized by $2,515 BP Capital Markets Plc, 3.81%, due 02/10/24, value $2,621) acquired on 03/09/16, open maturity at $2,543	2,543	2,543
Repurchase Agreement with JPM, (1.30)%, (Collateralized by EUR 100 Vodafone Group Plc, 1.88%, due 09/11/25, value EUR 103) acquired on 01/25/16, open maturity at $119, EUR	104	119
Repurchase Agreement with JPM, (1.30)%, (Collateralized by EUR 100 Vodafone Group Plc, 1.88%, due 09/11/25, value EUR 103) acquired on 01/25/16, open maturity at $119, EUR	104	119
Repurchase Agreement with JPM, (1.30)%, (Collateralized by EUR 100 Vodafone Group Plc, 1.88%, due 09/11/25, value EUR 103) acquired on 01/26/16, open maturity at $119, EUR	104	119
Repurchase Agreement with JPM, (1.30)%, (Collateralized by EUR 100 Vodafone Group Plc, 1.88%, due 09/11/25, value EUR 103) acquired on 01/26/16, open maturity at $119, EUR	104	119
Repurchase Agreement with MLP, (0.15)% (Collateralized by $350 Standard Chartered Plc, 5.70%, due 03/26/44, value $321) acquired on 12/16/15, open maturity at $352	352	352
		3,902
United States of America - 21.0%
Repurchase Agreement with BCL, (0.25)%, (Collateralized by $900 Anadarko Petroleum Corp., 6.60%, due 03/15/46, value $925) acquired on 03/17/16, open maturity at $903	903	903
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $538) acquired on 12/17/15, open maturity at $524	524	524
Repurchase Agreement with BCL, 0.00%, (Collateralized by $2,150 Hewlett Packard Enterprise Co., 4.90%, due 10/15/25, value $2,223) acquired on 02/09/16, open maturity at $2,037	2,037	2,037
Repurchase Agreement with BCL, 0.00%, (Collateralized by $289 Tribune Media Co., 5.88%, due 07/15/22, value $283) acquired on 02/09/16, open maturity at $279	279	279
Repurchase Agreement with BCL, 0.00%, (Collateralized by $350 Infor US Inc., 6.50%, due 05/15/22, value $322) acquired on 03/17/16, open maturity at $291	291	291
Repurchase Agreement with BCL, 0.00%, (Collateralized by $410 Seagate HDD Cayman, 4.75%, due 06/01/23, value $341) acquired on 03/29/16, open maturity at $360	360	360
Repurchase Agreement with BNP, 0.29%, (Collateralized by $3,100 U.S. Treasury Note, 1.38%, due 01/31/21, value $3,123) acquired on 03/24/16, open maturity at $3,107	3,107	3,107
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,430 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,560) acquired on 08/13/15, open maturity at $2,381	2,381	2,381
Repurchase Agreement with CGM, (0.10)% (Collateralized by $800 Bank of America Corp., 4.88%, due 04/01/44, value $879) acquired on 08/05/15, open maturity at $860	860	860
Repurchase Agreement with CGM, (0.10)%, (Collateralized by $1,350 Pfizer Inc., 3.40%, due 05/15/24, value $1,452) acquired on 02/02/16, open maturity at $1,414	1,414	1,414
Repurchase Agreement with CGM, (0.20)%, (Collateralized by $511 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $512) acquired on 03/23/16, open maturity at $510	510	510
Repurchase Agreement with CGM, (0.50)%, (Collateralized by $1,330 Kinder Morgan Inc., 5.05%, due 02/15/46, value $1,138) acquired on 02/11/16, open maturity at $996	996	996
Repurchase Agreement with CGM, (0.75)%, (Collateralized by $1,178 Kinder Morgan Inc., 4.30%, due 06/01/25, value $1,125) acquired on 02/11/16, open maturity at $1,026	1,026	1,026
Repurchase Agreement with CGM, (0.75)%, (Collateralized by $857 Kinder Morgan Inc., 4.30%, due 06/01/25, value $819) acquired on 02/12/16, open maturity at $741	741	741
Repurchase Agreement with CGM, 0.00%, (Collateralized by $38 Kennametal Inc., 3.88%, due 02/15/22, value $37) acquired on 01/12/16, open maturity at $38	38	38
Repurchase Agreement with CGM, 0.05%, (Collateralized by $1,667 Target Corp., 4.00%, due 07/01/42, value $1,794) acquired on 01/22/16, open maturity at $1,644	1,644	1,644
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Merck & Co Inc., 3.70%, due 02/10/45, value $1,126) acquired on 03/22/16, open maturity at $1,066	1,066	1,066

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,170 QUALCOMM Inc., 3.45%, due 05/20/25, value $1,214) acquired on 03/16/16, open maturity at $1,209	1,209	1,209
Repurchase Agreement with CGM, 0.10%, (Collateralized by $2,080 Wal-Mart Stores Inc., 4.30%, due 04/22/44, value $2,338) acquired on 03/29/16, open maturity at $2,332	2,332	2,332
Repurchase Agreement with CGM, 0.10%, (Collateralized by $260 Actavis Funding SCS, 3.80%, due 03/15/25, value $272) acquired on 03/04/16, open maturity at $272	272	272
Repurchase Agreement with CGM, 0.10%, (Collateralized by $300 Perrigo Co. Plc, 4.00%, due 11/15/23, value $306) acquired on 03/07/16, open maturity at $302	302	302
Repurchase Agreement with CGM, 0.10%, (Collateralized by $685 Enterprise Products Operating LLC, 3.70%, due 02/15/26, value $683) acquired on 03/17/16, open maturity at $659	659	659
Repurchase Agreement with CGM, 0.10%, (Collateralized by $881 Exxon Mobil Corp., 2.71%, due 03/06/25, value $888) acquired on 03/21/16, open maturity at $881	881	881
Repurchase Agreement with CGM, 0.15% (Collateralized by $100 Amazon.com Inc., 3.80%, due 12/05/24, value $110) acquired on 12/22/15, open maturity at $104	104	104
Repurchase Agreement with CSI, 0.00% (Collateralized by $960 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $962) acquired on 12/17/15, open maturity at $890	890	890
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,002 Citigroup Inc., 6.30%, perpetual, value $965) acquired on 02/19/16, open maturity at $958	958	958
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,250 Ventas Realty LP, 3.50%, due 02/01/25, value $1,238) acquired on 02/04/16, open maturity at $1,214	1,214	1,214
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,259 AbbVie Inc., 3.60%, due 05/14/25, value $1,327) acquired on 03/17/16, open maturity at $1,317	1,317	1,317
Repurchase Agreement with CSI, 0.10%, (Collateralized by $625 HCP Inc., 4.00%, due 06/01/25, value $603) acquired on 02/04/16, open maturity at $613	613	613
Repurchase Agreement with DUB, (0.10)%, (Collateralized by $755 U.S. Treasury Note, 1.63%, due 02/15/26, value $744) acquired on 03/31/16, due 04/01/16 at $743	743	743
Repurchase Agreement with DUB, (0.25)%, (Collateralized by $364 Citigroup Inc., 6.13%, perpetual, value $366) acquired on 03/16/16, open maturity at $380	380	380
Repurchase Agreement with DUB, 0.00%, (Collateralized by $1,893 Goldman Sachs Group Inc., 5.70%, perpetual, value $1,855) acquired on 03/28/16, open maturity at $1,924	1,924	1,924
Repurchase Agreement with DUB, 0.05% (Collateralized by $375 Amazon.com Inc., 2.50%, due 11/29/22, value $383) acquired on 12/22/15, open maturity at $366	366	366
Repurchase Agreement with DUB, 0.10%, (Collateralized by $1,387 Bank of America Corp., 6.50%, perpetual, value $1,435) acquired on 02/22/16, open maturity at $1,465	1,465	1,465
Repurchase Agreement with DUB, 0.10%, (Collateralized by $440 Bank of America Corp., 6.10%, perpetual, value $435) acquired on 02/22/16, open maturity at $436	436	436
Repurchase Agreement with JPM, (0.60)%, (Collateralized by $1,303 ConocoPhillips Co., 3.35%, due 11/15/24, value $1,264) acquired on 03/21/16, open maturity at $1,246	1,246	1,246
Repurchase Agreement with JPM, 0.24%, (Collateralized by $17,400 U.S. Treasury Note, 1.38%, due 01/31/21, value $17,533) acquired on 03/02/16, open maturity at $17,422	17,422	17,422
Repurchase Agreement with MLP, (0.05)%, (Collateralized by $1,000 Citigroup Inc., 6.13%, perpetual, value $1,005) acquired on 03/16/16, open maturity at $1,025	1,025	1,025
Repurchase Agreement with MLP, (0.08)%, (Collateralized by $4,920 U.S. Treasury Note, 1.00%, due 03/15/19, value $4,940) acquired on 03/31/16, due 04/01/16 at $4,938	4,938	4,938
Repurchase Agreement with MLP, (0.38)%, (Collateralized by $1,330 Morgan Stanley, 5.55%, perpetual, value $1,314) acquired on 03/17/16, open maturity at $1,312	1,312	1,312
Repurchase Agreement with MLP, 0.00%, (Collateralized by $2,276 JPMorgan Chase & Co., 6.75%, perpetual, value $2,505) acquired on 02/18/16, open maturity at $2,407	2,407	2,407
Repurchase Agreement with MLP, 0.00%, (Collateralized by $2,660 Wells Fargo & Co., 7.98%, perpetual, value $2,759) acquired on 02/11/16, open maturity at $2,820	2,820	2,820
Repurchase Agreement with MLP, 0.00%, (Collateralized by $3,320 Chevron Corp., 3.19%, due 06/24/23, value $3,430) acquired on 03/07/16, open maturity at $3,345	3,345	3,345
Repurchase Agreement with MLP, 0.00%, (Collateralized by $425 Morgan Stanley, 6.38%, due 07/24/42, value $561) acquired on 02/17/16, open maturity at $514	514	514
Repurchase Agreement with MLP, 0.00%, (Collateralized by $474 Exxon Mobil Corp., 2.71%, due 03/06/25, value $478) acquired on 02/08/16, open maturity at $474	474	474
Repurchase Agreement with MLP, 0.05%, (Collateralized by $1,350 BHP Billiton Finance USA Ltd., 5.00%, due 09/30/43, value $1,380) acquired on 03/16/16, open maturity at $1,417	1,417	1,417
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $190 Steel Dynamics Inc., 5.50%, due 10/01/24, value $193) acquired on 01/21/16, open maturity at $162	162	162
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $1,028) acquired on 12/17/15, open maturity at $975	975	975

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,200 Caterpillar Inc., 3.40%, due 05/15/24, value $1,265) acquired on 12/17/15, open maturity at $1,215	1,215	1,215
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,200 Verizon Communications Inc., 6.55%, due 09/15/43, value $1,590) acquired on 12/17/15, open maturity at $1,458	1,458	1,458
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,600 Time Warner Inc., 3.60%, due 07/15/25, value $1,649) acquired on 12/17/15, open maturity at $1,600	1,600	1,600
Repurchase Agreement with RBC, 0.15% (Collateralized by $250 LyondellBasell Industries NV, 5.75%, due 04/15/24, value $290) acquired on 12/17/15, open maturity at $280	280	280
Repurchase Agreement with RBC, 0.15% (Collateralized by $580 Goldman Sachs Group Inc., 4.80%, due 07/08/44, value $611) acquired on 12/21/15, open maturity at $597	597	597
Repurchase Agreement with RBC, 0.15% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $771) acquired on 12/17/15, open maturity at $747	747	747
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,262 Wells Fargo & Co., 4.90%, due 11/17/45, value $1,360) acquired on 03/21/16, open maturity at $1,357	1,357	1,357
Repurchase Agreement with RBC, 0.15%, (Collateralized by $2,000 JPMorgan Chase & Co., 4.85%, due 02/01/44, value $2,290) acquired on 03/15/16, open maturity at $2,280	2,280	2,280
Repurchase Agreement with RBC, 0.15%, (Collateralized by $200 LifePoint Health Inc., 5.50%, due 12/01/21, value $210) acquired on 02/11/16, open maturity at $203	203	203
Repurchase Agreement with RBC, 0.15%, (Collateralized by $235 Micron Technology Inc., 5.88%, due 02/15/22, value $206) acquired on 03/30/16, open maturity at $214	214	214
Repurchase Agreement with RBC, 0.15%, (Collateralized by $250 Bank of America Corp., 7.75%, due 05/14/38, value $344) acquired on 03/22/16, open maturity at $345	345	345
Repurchase Agreement with RBC, 0.15%, (Collateralized by $250 Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25, value $240) acquired on 02/16/16, open maturity at $211	211	211
Repurchase Agreement with RBC, 0.15%, (Collateralized by $263 Rackspace Hosting Inc., 6.50%, due 01/15/24, value $262) acquired on 01/27/16, open maturity at $245	245	245
Repurchase Agreement with RBC, 0.15%, (Collateralized by $412 Morgan Stanley, 5.45%, perpetual, value $390) acquired on 02/16/16, open maturity at $376	376	376
Repurchase Agreement with RBC, 0.15%, (Collateralized by $425 Netflix Inc., 5.50%, due 02/15/22, value $449) acquired on 02/08/16, open maturity at $440	440	440
Repurchase Agreement with RBC, 0.15%, (Collateralized by $450 Oracle Corp., 4.13%, due 05/15/45, value $462) acquired on 02/03/16, open maturity at $415	415	415
Repurchase Agreement with RBC, 0.15%, (Collateralized by $544 Welltower Inc., 4.00%, due 06/01/25, value $547) acquired on 02/02/16, open maturity at $544	544	544
Repurchase Agreement with RBC, 0.15%, (Collateralized by $560 Goldman Sachs Group Inc., 5.15%, due 05/22/45, value $573) acquired on 02/23/16, open maturity at $540	540	540
Repurchase Agreement with RBC, 0.15%, (Collateralized by $650 Occidental Petroleum Corp., 2.70%, due 02/15/23, value $643) acquired on 03/30/16, open maturity at $645	645	645
Repurchase Agreement with RBC, 0.15%, (Collateralized by $850 CCO Safari II LLC, 4.91%, due 07/23/25, value $900) acquired on 03/23/16, open maturity at $901	901	901
Repurchase Agreement with RBC, 0.15%, (Collateralized by $86 American Express Co., 4.90%, perpetual, value $77) acquired on 02/12/16, open maturity at $76	76	76
		86,988
Total Short Term Investments (cost $156,721)		156,808
Total Investments - 119.4% (cost $506,197)		494,315
Total Securities Sold Short - (28.5%) (proceeds $114,191)		(118,109)
Other Assets and Liabilities, Net - 9.1%		37,747
Total Net Assets - 100.0%		$413,953

SECURITIES SOLD SHORT - 28.5%

CORPORATE BONDS AND NOTES - 22.1%

AUSTRALIA - 0.4%
Rio Tinto Finance USA Plc, 4.13%, 08/21/42	1,350	$1,212
Rio Tinto USA Ltd., 3.75%, 06/15/25	580	571
		1,783
BELGIUM - 1.0%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	321	344
3.65%, 02/01/26	2,655	2,799
4.90%, 02/01/46	699	785
Solvay SA, 1.63%, 12/02/22 (c), EUR	200	237
		4,164
CANADA - 1.5%
Bank of Nova Scotia, 4.50%, 12/16/25 (i)	2,750	2,757
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	566	639
Royal Bank of Canada, 2.15%, 03/15/19	2,533	2,569
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (e)	390	358
		6,323
CHINA - 0.1%
Bank of Communications Co. Ltd., 5.00%, (callable at 100 beginning 07/29/20) (c) (h)	200	200
Industrial & Commercial Bank of China Ltd., 6.00%, (callable at 100 beginning 12/10/19) (c) (h)	200	209
		409

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FRANCE - 0.9%
Areva SA, 4.63%, 10/05/17, EUR	200	229
Rexel SA, 3.25%, 06/15/22 (c), EUR	200	231
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (h)	200	177
Total Capital International SA
3.75%, 04/10/24	2,515	2,653
1.38%, 03/19/25 (c), EUR	100	119
Wendel SA, 1.88%, 04/10/20 (c), EUR	200	236
		3,645
LUXEMBOURG - 0.0%
Gestamp Funding Luxembourg SA, 5.88%, 05/31/20 (c), EUR	100	118

NETHERLANDS - 1.1%
LYB International Finance BV, 4.88%, 03/15/44	1,350	1,357
Repsol International Finance BV, 3.63%, 10/07/21 (c), EUR	200	251
Shell International Finance BV, 3.25%, 05/11/25	2,657	2,685
		4,293
NORWAY - 0.6%
Statoil ASA
3.70%, 03/01/24	1,850	1,937
3.25%, 11/10/24	665	674
		2,611
SWITZERLAND - 0.3%
Novartis Capital Corp., 4.00%, 11/20/45	1,100	1,184
Syngenta Finance NV, 1.88%, 11/02/21, EUR	100	118
		1,302
UNITED KINGDOM - 1.0%
BP Capital Markets Plc, 3.81%, 02/10/24	2,515	2,621
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (h) (i)	200	193
SABMiller Holdings Inc., 1.88%, 01/20/20 (c), EUR	130	157
Standard Chartered Plc, 5.70%, 03/26/44 (e)	533	489
Vodafone Group Plc, 1.88%, 09/11/25 (c), EUR	400	471
		3,931
UNITED STATES OF AMERICA - 15.2%
AbbVie Inc., 3.60%, 05/14/25	1,259	1,327
Actavis Funding SCS, 3.80%, 03/15/25	260	272
Amazon.com Inc.
2.50%, 11/29/22	375	383
3.80%, 12/05/24	100	110
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (h)	86	77
Anadarko Petroleum Corp., 6.60%, 03/15/46	900	925
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (h)	440	435
6.50% (callable at 100 beginning 10/23/24) (h)	1,387	1,435
7.75%, 05/14/38	250	344
4.88%, 04/01/44	800	879
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	1,350	1,380
Caterpillar Inc., 3.40%, 05/15/24	1,200	1,265
CCO Safari II LLC, 4.91%, 07/23/25 (e)	850	900
Chevron Corp., 3.19%, 06/24/23	3,320	3,430
Citigroup Inc.
6.13% (callable at 100 beginning 11/15/20) (h)	1,364	1,371
6.30% (callable at 100 beginning 05/15/24) (h)	1,002	965
ConocoPhillips Co., 3.35%, 11/15/24	1,303	1,264
EMC Corp., 2.65%, 06/01/20	183	172
Enterprise Products Operating LLC
3.75%, 02/15/25	1,471	1,474
3.70%, 02/15/26	685	683
Exxon Mobil Corp., 2.71%, 03/06/25	1,355	1,366
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (h)	1,893	1,855
4.80%, 07/08/44	580	611
5.15%, 05/22/45	560	573
HCP Inc., 4.00%, 06/01/25	625	603
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (e)	2,150	2,223
Infor US Inc., 6.50%, 05/15/22	350	322
JPMorgan Chase & Co.
6.75% (callable at 100 beginning 02/01/24) (h)	2,276	2,505
4.85%, 02/01/44	2,000	2,290
Kennametal Inc., 3.88%, 02/15/22	38	37
Kinder Morgan Inc.
4.30%, 06/01/25	2,035	1,944
5.05%, 02/15/46	1,330	1,138
LifePoint Health Inc., 5.50%, 12/01/21	200	210
LyondellBasell Industries NV, 5.75%, 04/15/24	250	290
Merck & Co Inc., 3.70%, 02/10/45	1,100	1,126
Micron Technology Inc., 5.88%, 02/15/22	235	206
Molson Coors Brewing Co., 3.50%, 05/01/22	520	538
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (h)	412	390
5.55% (callable at 100 beginning 07/15/20) (h)	1,330	1,314
6.38%, 07/24/42	425	561
Netflix Inc., 5.50%, 02/15/22	425	449
Occidental Petroleum Corp., 2.70%, 02/15/23	650	643
Oracle Corp., 4.13%, 05/15/45	450	462
PepsiCo Inc.
2.75%, 04/30/25	1,000	1,028
5.50%, 01/15/40	625	771
Perrigo Co. Plc, 4.00%, 11/15/23	300	306
Pfizer Inc., 3.40%, 05/15/24	1,350	1,452
QUALCOMM Inc., 3.45%, 05/20/25	1,170	1,214
Rackspace Hosting Inc., 6.50%, 01/15/24 (e)	343	342
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	250	240
Seagate HDD Cayman, 4.75%, 06/01/23	510	424
Steel Dynamics Inc., 5.50%, 10/01/24	190	193
Target Corp., 4.00%, 07/01/42	1,667	1,794
Time Warner Inc., 3.60%, 07/15/25	1,600	1,649
Tribune Media Co., 5.88%, 07/15/22 (e)	289	283
Ventas Realty LP, 3.50%, 02/01/25	1,250	1,238
Verizon Communications Inc.
3.50%, 11/01/24	2,430	2,560
6.55%, 09/15/43	1,200	1,590
Wal-Mart Stores Inc., 4.30%, 04/22/44	2,080	2,338
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (h)	2,660	2,759
4.90%, 11/17/45	1,262	1,360
Welltower Inc., 4.00%, 06/01/25	544	547
		62,835
Total Corporate Bonds and Notes (proceeds $87,503)		91,415

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%

ECUADOR - 0.0%
Ecuador Government International Bond, 7.95%, 06/20/24 (c)	200	168

NIGERIA - 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23 (c)	200	186

UNITED STATES OF AMERICA - 6.4%
U.S. Treasury Note
1.00%, 03/15/19	4,920	4,940
1.38%, 01/31/21	20,500	20,656
1.63%, 02/15/26	755	744
		26,340
Total Government and Agency Obligations (proceeds $26,688)		26,694
Total Securities Sold Short - 28.5% (proceeds $114,191)		$118,109

(a)                   Non-income producing security.

(b)                   Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(c)                    Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d)                   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(e)                    The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2016, the aggregate value of these liquid securities was $69,820 for long term investments and ($4,595) for securities sold short which represented 16.9% and (1.1%) of net assets, respectively.

(f)                     Variable rate securities. Rate stated was in effect as of March 31, 2016.

(g)                    Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)                   Perpetual security.

(i)                       Convertible security.

(j)                      Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(k)                   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)                       Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(m)               Security is in default relating to principal and interest.

(n)                   This variable rate senior loan will settle after March 31, 2016, at which time the interest rate will be determined.

(o)                   Investment in affiliate.

(p)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

(q)                   The Fund had an unfunded commitment at March 31, 2016. See Unfunded Loan Commitments in the Notes to Schedules of Investments.

(r)                      All or a portion of the security is pledged or segregated as collateral.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
ABN AMRO Bank NV, 5.75%, callable at 100 beginning 09/22/20	09/16/2015	$982	$979	0.2%
ALME Loan Funding, 1.24%, 08/15/27	06/06/2014	538	444	0.1
ALME Loan Funding, 4.94%, 08/15/27	06/06/2014	410	302	0.1
ALME Loan Funding, 5.69%, 08/15/27	06/06/2014	328	215	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	899	0.2
Allied Irish Banks Plc, 4.13%, 11/26/25	11/20/2015	268	273	0.1
Altice Financing SA, 5.25%, 02/15/23	02/03/2015	315	322	0.1
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	441	401	0.1
Arbour CLO Ltd., 5.00%, 06/16/27	05/19/2014	457	330	0.1
Arbour CLO Ltd., 5.75%, 06/16/27	05/19/2014	454	291	0.1
Ares XXV CLO Ltd., 3.77%, 01/17/24	10/04/2013	249	245	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	1,159	955	0.2
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	04/29/2015	1,270	1,754	0.4
Aroundtown Property Holdings Plc, 3.00%, 12/09/21	05/04/2015	842	872	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,352	1,027	0.2
Avoca CLO XIII Ltd., 5.26%, 12/29/27	12/22/2014	292	249	0.1
Avoca CLO XIV Ltd., 0.00%, 07/12/28	05/19/2015	406	338	0.1
Avoca CLO XIV Ltd., 4.75%, 07/12/28	05/19/2015	210	189	—
Avoca CLO XIV Ltd., 5.75%, 07/12/28	05/19/2015	105	83	—
Avoca CLO XV Ltd., 0.00%, 01/15/29	09/29/2015	468	404	0.1
Avoca CLO XV Ltd., 5.03%, 01/15/29	09/29/2015	618	563	0.1
Avoca CLO XV Ltd., 6.78%, 01/15/29	09/29/2015	237	207	0.1
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/2014	627	550	0.1
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	1,710	1,669	0.4
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	452	416	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	1,263	1,051	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	617	617	0.1
Banco Espirito Santo SA, 2.63%, 05/08/17	07/14/2014	525	107	—
Banco Espirito Santo SA, 4.00%, 01/21/19	07/24/2014	2,414	588	0.1

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
Banco Espirito Santo SA, 4.75%, 01/15/18	07/11/2014	$1,502	$321	0.1%
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	1,045	1,081	0.3
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	456	372	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	956	779	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	1,097	918	0.2
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/2016	(201)	(200)	—
Bankia SA, 4.00%, 05/22/24	05/16/2014	3,644	3,493	0.8
Barclays Plc, 7.87%, callable at 100 beginning 09/15/22	08/05/2015	584	478	0.1
Bayer AG, 2.38%, 04/02/75	03/31/2015	915	943	0.2
Berica PMI, 2.20%, 05/31/57	07/15/2014	278	243	0.1
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	443	340	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/18/2014	671	673	0.2
BlueMountain CLO Ltd., 0.00%, 04/25/30	03/24/2016	511	518	0.1
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	317	282	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	1,081	966	0.2
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27	03/28/2014	1,754	1,443	0.3
CaixaBank SA, 5.00%, 11/14/23	10/14/2014	267	233	0.1
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29	03/17/2016	199	193	—
Casino Guichard Perrachon SA, 4.87%, callable at 100 beginning 01/31/19	12/21/2015	97	94	—
Centrica Plc, 3.00%, 04/10/76	04/02/2015	315	296	0.1
Cognita Financing Plc, 7.75%, 08/15/21	08/03/2015	156	145	—
Coventry Building Society, 6.37%, callable at 100 beginning 11/01/19	06/20/2014	341	254	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	1,179	1,085	0.3
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	158	140	—
Dakar Finance SA, 9.00%, 11/15/20	01/07/2016	206	222	0.1
Dominican Republic International Bond, 7.45%, 04/30/44	07/23/2015	217	210	0.1
Dry Mix Solutions Investissements SAS, 4.03%, 06/15/21	01/19/2016	430	441	0.1
Dryden 39 Euro CLO BV, 5.41%, 10/15/29	02/10/2016	239	247	0.1
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/2015	(166)	(168)	—
Electricite de France, 5.00%, callable at 100 beginning 01/22/26	01/16/2014	1,017	864	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	333	0.1
Euro-Galaxy IV CLO, 3.35%, 07/30/28	05/26/2015	294	276	0.1
Euro-Galaxy IV CLO, 4.50%, 07/30/28	05/26/2015	383	339	0.1
Euro-Galaxy IV CLO, 6.25%, 07/30/28	05/26/2015	398	339	0.1
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/2015	1,702	1,634	0.4
Gas Natural Fenosa Finance BV, 4.12%, callable at 100 beginning 11/18/22	11/13/2014	373	335	0.1
German Residential Funding Plc, 3.95%, 08/27/18	06/14/2013	740	638	0.1
Gestamp Funding Luxembourg SA, 5.88%, 05/31/2020	01/15/2016	(110)	(118)	—
Glencore Finance Europe SA, 3.75%, 04/01/26	03/16/2016	241	250	0.1
Glencore Finance Europe SA, 6.00%, 04/03/22	03/07/2016	263	271	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 06/23/16	01/21/2014	130	131	—
HSH Nordbank AG, 0.66%, 02/14/17	05/03/2013	628	563	0.1
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	977	984	0.2
Harvest CLO XI, 5.01%, 03/28/29	02/26/2015	298	274	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	343	305	0.1
Indonesia Government International Bond, 6.75%, 01/15/44	09/04/2014	355	350	0.1
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/2016	(201)	(209)	—
Ineos Finance Plc, 4.00%, 05/01/23	03/07/2016	421	442	0.1
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,159	1,105	0.3
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/2016	658	677	0.2
Jubilee CDO BV, 4.95%, 01/15/24	03/28/2014	565	511	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	744	705	0.2
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	746	486	0.1
Lloyds Banking Group Plc, 6.37%, callable at 100 beginning 06/27/20	04/03/2014	1,395	1,181	0.3
Matterhorn Telecom SA, 3.88%, 05/01/22	03/08/2016	203	214	0.1
New Look Secured Issuer Plc, 6.50%, 07/01/22	03/07/2016	425	423	0.1
Nigeria Government International Bond, 6.38%, 07/12/23	01/13/2015	(186)	(186)	—
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	678	453	0.1
North Westerly CLO IV BV, 1.40%, 01/15/26	12/12/2013	2,676	2,219	0.5
Obrascon Huarte Lain SA, 5.50%, 03/15/23	03/20/2015	291	262	0.1
Onorato Armatori SpA, 7.75%, 02/15/23	03/07/2016	1,152	1,174	0.3
Orange SA, 4.00%, callable at 100 beginning 10/01/21	09/25/2014	222	203	—
Orange SA, 4.25%, callable at 100 beginning 02/07/20	11/07/2014	246	235	0.1
Orange SA, 5.00%, callable at 100 beginning 10/01/26	09/25/2014	742	676	0.2
Paragon Mortgages No. 13 Plc, 0.80%, 01/15/39	08/22/2013	516	513	0.1
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	296	229	0.1
Petroleos de Venezuela SA, 5.25%, 04/12/17	09/05/2014	298	168	—
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	146	92	—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	$550	$486	0.1%
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	729	0.2
Punch Taverns Finance Plc, 0.59%, 07/15/21	12/19/2014	300	261	0.1
Punch Taverns Finance Plc, 6.09%, 10/15/27	10/09/2014	863	642	0.1
Repsol International Finance BV, 3.63%, 10/07/21	01/19/2016	(211)	(251)	—
Repsol International Finance BV, 4.50%, 03/25/75	03/07/2016	256	282	0.1
Republic of Angola, 9.50%, 11/12/25	12/03/2015	201	182	—
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	542	544	0.1
Rexel SA, 3.25%, 06/15/22	01/20/2016	(205)	(231)	—
Russia Government Bond, 3.25%, 04/04/17	09/03/2015	400	404	0.1
SABMiller Holdings Inc., 1.88%, 01/20/20	10/14/2015	(153)	(157)	—
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	289	273	0.1
Santander Drive Auto Receivables Trust S-4, 0.00%, 09/30/16	06/30/2015	1,336	1,218	0.3
Santander UK Group Holdings Plc, 7.37%, callable at 100 beginning 06/24/22	06/04/2015	731	626	0.1
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	477	464	0.1
Slovenia Government Bond, 4.63%, 09/09/24	09/04/2014	362	349	0.1
Societe Generale SA, 6.00%, callable at 100 beginning 01/27/20	01/19/2016	(186)	(177)	—
Solvay SA, 1.63%, 12/02/22	01/19/2016	(218)	(237)	—
Sorrento Park CLO Ltd., 6.07%, 11/16/27	11/03/2014	282	204	—
St. Pauls CLO Ltd., 1.25%, 04/25/28	03/27/2014	1,720	1,411	0.3
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	922	764	0.2
Telefonica Europe BV, 4.20%, callable at 100 beginning 12/04/19	11/28/2014	1,051	1,022	0.2
Telefonica Europe BV, 5.00%, callable at 100 beginning 03/31/20	11/07/2014	990	920	0.2
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	247	232	0.1
Total Capital International SA, 1.38%, 03/19/25	01/20/2016	(104)	(119)	—
UBS AG, 4.75%, 02/12/26	02/07/2014	1,218	1,113	0.3
UBS Group AG, 5.75%, callable at 100 beginning 02/19/22	02/17/2015	285	286	0.1
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/2016	950	942	0.2
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/2015	225	230	0.1
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	2,679	2,568	0.6
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	851	793	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	510	528	0.1
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	113	97	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	986	1,006	0.2
Valeant Pharmaceuticals International Inc., 4.50%, 05/15/23	03/16/2015	867	703	0.2
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	86	39	—
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/2015	649	569	0.1
Vodafone Group Plc, 1.88%, 09/11/25	01/26/2016	(431)	(471)	—
Volkswagen International Finance NV, 3.50%, callable at 100 beginning 03/20/30	03/18/2015	966	821	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	770	643	0.2
Wendel SA, 1.88%, 04/10/20	01/22/2016	(201)	(236)	—
		$81,881	$71,199	17.9%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
Health Care Select Sector SPDR Fund Put Option	04/15/2016	62.00	90	$—
Industrial Select Sector SPDR ETF Put Option	04/15/2016	48.00	90	—
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	04/15/2016	78.00	445	(4)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	04/15/2016	76.00	90	(1)
iShares MSCI Emerging Markets ETF Put Option	05/20/2016	29.00	90	(1)
iShares Russell 2000 Put Option	04/15/2016	103.00	70	(1)
iShares Russell 2000 Put Option	03/31/2016	96.00	90	—
PowerShares QQQ Trust Series 1 Put Option	04/15/2016	101.00	50	—
SPDR S&P 500 ETF Trust Put Option	04/15/2016	187.00	70	—
SPDR S&P 500 ETF Trust Put Option	03/31/2016	184.00	45	—
			1,130	$(7)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
AerCap Holdings N.V. Put Option	04/15/2016	25.00	90	$(1)
Allergan Plc Put Option	05/20/2016	210.00	10	(3)
Caterpillar Inc. Put Option	04/15/2016	62.50	25	—
Caterpillar Inc. Put Option	04/15/2016	60.00	75	—
Cheniere Energy Inc. Put Option	04/15/2016	25.00	90	—
Freeport-McMoRan Inc. Put Option	05/20/2016	6.00	90	(1)
Hewlett Packard Enterprise Company Put Option	04/15/2016	13.00	145	(1)
State Street Corp. Put Option	04/15/2016	50.00	50	—
Teva Pharmaceutical Industries Limited Put Option	04/15/2016	50.00	120	(4)
Valeant Pharmaceuticals International Inc. Put Option	04/15/2016	23.00	30	(4)
			725	$(14)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2015	620	$36
Options written during the period	10,804,355	291
Options closed during the period	(2,210)	(126)
Options expired during the period	(10,800,910)	(135)
Options outstanding at March 31, 2016	1,855	$66

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin	Contracts Purchased	Unrealized Depreciation
Euro-Bund Put Option	04/22/2016	EUR	161.00	—	44	$(37)

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(3)	$(7)
Euro-Bobl Future	June 2016	(28)	7
Euro-Bund Future	June 2016	(15)	(23)
Euro-Schatz Future	June 2016	(29)	7
NASDAQ 100 E-Mini Future	June 2016	(12)	(46)
S&P 500 E-Mini Index Future	June 2016	(3)	(11)
U.K. Long Gilt Future	June 2016	(9)	(11)
U.S. Treasury Long Bond Future	June 2016	(7)	6
U.S. Treasury Note Future, 10-Year	June 2016	(17)	(12)
U.S. Treasury Note Future, 5-Year	June 2016	(30)	(22)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(20)	18
			$(94)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	04/05/2016	DUB	EUR	90,000	$102,414	$1,554
EUR/USD	04/05/2016	BNP	EUR	6,000	6,828	219
GBP/USD	04/05/2016	DUB	GBP	2,592	3,723	(11)
GBP/USD	04/05/2016	CIT	GBP	5,000	7,181	(26)
USD/EUR	04/05/2016	DUB	EUR	(90,000)	(102,414)	(4,309)
USD/EUR	04/05/2016	BNP	EUR	(6,000)	(6,828)	(288)
USD/EUR	05/04/2016	DUB	EUR	(64,800)	(73,803)	(422)
USD/GBP	04/05/2016	BNP	GBP	(5,000)	(7,181)	(255)
USD/GBP	04/05/2016	DUB	GBP	(2,592)	(3,723)	(106)
USD/GBP	05/04/2016	DUB	GBP	(2,592)	(3,723)	12
USD/GBP	05/04/2016	CIT	GBP	(5,000)	(7,182)	26
					$(84,708)	$(3,606)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600		$(2)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600		(2)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290		(1)
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260		(1)
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700		(2)
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440		(3)
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240		2
N/A	3-Month LIBOR	Receiving	1.24%	05/14/2018	330		(3)
N/A	3-Month LIBOR	Receiving	1.22%	08/14/2018	640		(5)
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	290		(9)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340		(9)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240		4
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80		(2)
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250		(6)
N/A	3-Month LIBOR	Receiving	1.69%	05/29/2020	480		(12)
N/A	3-Month LIBOR	Receiving	1.54%	11/04/2020	720		(13)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130		(4)
N/A	3-Month LIBOR	Paying	1.80%	04/02/2022	180		(5)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		(9)
N/A	3-Month LIBOR	Receiving	2.01%	10/23/2025	680		(23)
N/A	3-Month LIBOR	Receiving	2.10%	11/02/2025	120		(5)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	12,180	(253)
							$(363)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	21st Century Fox America Inc., 3.70%, 09/15/2024	N/A	1.00%	06/20/2021	$1,600	$(47)	$(45)	$(2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	1,620	(37)	(57)	20
CIT	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	06/20/2020	350	(33)	(52)	19
CSI	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	12/20/2019	140	(13)	(22)	9
CGM	Altice Finco SA, 9.00%, 06/15/2023	N/A	5.00%	12/20/2016	410	(13)	(12)	(1)
CGM	American Express Co., 7.00%, 03/19/2018	N/A	1.00%	06/20/2021	1,600	(44)	(40)	(4)
JPM	Anthem Inc., 5.88%, 06/15/2017	N/A	1.00%	09/20/2020	1,515	(31)	(26)	(5)
GSC	ArcelorMittal, 6.13%, 06/01/2018	N/A	5.00%	12/20/2017	114	(4)	8	(12)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	06/20/2021	1,250	(20)	(17)	(3)
CSI	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	12/20/2020	885	(2)	8	(10)
GSB	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(17)	(31)	14
BCL	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	06/20/2021	2,400	(40)	(35)	(5)
BNP	Banco Comercial Portugues SA, 3.34%, 02/27/2017	N/A	5.00%	12/20/2020	116	2	(2)	4
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	12/20/2020	2,042	(8)	(15)	7
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	12/20/2020	3,333	(13)	(10)	(3)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,600	(1)	3	(4)
CGM	BMW Finance NV, 5.00%, 08/06/2018	N/A	1.00%	12/20/2018	455	(7)	—	(7)
GSC	BMW Finance NV, 5.00%, 08/06/2018	N/A	1.00%	12/20/2020	455	(7)	(3)	(4)
CGM	BNP Paribas, 2.35%, 04/13/2017	N/A	1.00%	12/20/2020	418	(5)	(4)	(1)
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	06/20/2020	1,250	(33)	(31)	(2)
BCL	Cable & Wireless International Finance NV., 8.63%, 03/25/2019	N/A	5.00%	12/20/2020	200	(29)	(23)	(6)
BOA	Cable & Wireless International Finance NV., 8.63%, 03/25/2019	N/A	5.00%	12/20/2020	27	(4)	(3)	(1)
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(40)	(49)	9
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2021	1,500	(11)	(6)	(5)
GSC	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,600	(1)	1	(2)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	$24	$—	$—	$—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	24	—	—	—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	23	—	—	—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	24	—	—	—
BNP	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	48	—	—	—
BNP	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	142	(1)	2	(3)
CGM	Credit Agricole SA, 0.00%, 04/21/2017	N/A	1.00%	12/20/2020	341	(4)	—	(4)
GSC	Credit Suisse Group AG, 5.00%, 07/29/2019	N/A	1.00%	12/20/2020	341	7	1	6
CGM	Daimler AG, 2.00%, 05/05/2017	N/A	1.00%	12/20/2020	455	(9)	(5)	(4)
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	250	10	5	5
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	100	4	2	2
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(15)	(4)	(11)
CSI	Dry Mix Solutions Investissements SAS, 4.03%, 06/15/2021	N/A	5.00%	06/20/2021	228	(31)	(27)	(4)
JPM	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	12/20/2020	400	3	8	(5)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	38	38	—
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	688	(13)	(20)	7
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	393	(7)	(10)	3
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	398	(7)	(11)	4
MSC	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2020	802	(14)	(22)	8
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	520	43	32	11
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	328	68	50	18
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	44	10	6	4
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	88	7	5	2
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	85	7	6	1
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	89	7	5	2
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	61	13	7	6
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	09/20/2020	695	164	71	93
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	317	66	49	17
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	39	9	5	4
BNP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	12/20/2020	228	5	5	—
GSC	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	12/20/2020	114	3	3	—
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	1,600	8	13	(5)
MSC	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2021	2,212	18	—	18
BCL	HCA Inc., 8.00%, 10/01/2018	N/A	5.00%	12/20/2020	500	(70)	(61)	(9)
JPM	Home Depot Inc., 5.88%, 12/16/2036	N/A	1.00%	06/20/2021	1,250	(48)	(47)	(1)
MSC	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	1,300	45	57	(12)
BCL	Iberdrola International BV, 2.88%, 11/11/2020	N/A	1.00%	12/20/2020	80	(1)	—	(1)
JPM	Iberdrola International BV, 2.88%, 11/11/2020	N/A	1.00%	12/20/2020	319	(3)	1	(4)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(34)	(49)	15
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,286	(17)	(7)	(10)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,742	(36)	(15)	(21)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,071	(137)	254	(391)
BCL	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	114	(21)	(19)	(2)
BNP	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	114	(20)	(19)	(1)
JPM	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	114	(21)	(19)	(2)
BOA	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	949	(12)	(12)	—
GSC	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	2,995	(37)	(35)	(2)
JPM	Kohl’s Corp., 4.00%, 11/01/2021	N/A	1.00%	06/20/2021	4,322	173	145	28
BNP	Ladbrokes Group Finance Plc, 7.63%, 03/05/2017	N/A	1.00%	06/20/2021	159	15	13	2
CGM	Ladbrokes Group Finance Plc, 7.63%, 03/05/2017	N/A	1.00%	12/20/2020	43	3	3	—
BCL	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	67	—	—	—
BOA	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	228	(2)	3	(5)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	228	(2)	2	(4)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	239	(2)	(1)	(1)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	189	(2)	3	(5)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSC	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	$190	$(2)	$3	$(5)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	171	(1)	3	(4)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	274	(2)	4	(6)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	171	(1)	3	(4)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	190	(1)	4	(5)
GSC	Lennar Corp., 4.75%, 12/15/2017	N/A	5.00%	12/20/2019	200	(26)	(27)	1
CGM	Loews Corp., 6.00%, 02/01/2035	N/A	1.00%	06/20/2021	1,600	(53)	(50)	(3)
GSC	Louis Dreyfus Commodities BV, 4.00%, 12/04/2020	N/A	5.00%	06/20/2021	314	—	16	(16)
JPM	Lowe’s Companies Inc., 4.63%, 04/15/2020	N/A	1.00%	06/20/2021	1,250	(49)	(48)	(1)
DUB	Macquarie Bank Ltd, 6.00%, 09/21/2020	N/A	1.00%	12/20/2020	300	19	23	(4)
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	615	(11)	(9)	(2)
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	635	(12)	(10)	(2)
CGM	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	114	(21)	(19)	(2)
CGM	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	136	(25)	(25)	—
GSC	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	193	(36)	(35)	(1)
CGM	MetLife Inc., 4.75%, 02/08/2021	N/A	1.00%	06/20/2021	2,641	43	44	(1)
GSC	Metsa Board Oyj, 4.00%, 03/13/2019	N/A	5.00%	12/20/2020	199	(36)	(35)	(1)
JPM	Metsa Board Oyj, 4.00%, 03/13/2019	N/A	5.00%	12/20/2020	199	(36)	(35)	(1)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(30)	(38)	8
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(8)	(10)	2
CSI	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	112	(10)	(9)	(1)
CSI	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	150	(13)	(12)	(1)
GSC	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	136	(12)	(5)	(7)
GSC	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	12/20/2020	1,500	(1)	42	(43)
JPM	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	06/20/2021	1,600	5	10	(5)
BCL	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	50	1	2	(1)
BOA	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	375	2	11	(9)
GSC	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	245	3	5	(2)
GSC	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	690	7	17	(10)
JPM	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	500	5	18	(13)
CGM	Navient Corp., 5.50%, 01/25/2023	N/A	5.00%	09/20/2020	200	4	3	1
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	13	7	6
CSI	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	12/20/2020	68	(3)	(1)	(2)
CSI	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	12/20/2020	159	(9)	(3)	(6)
BNP	Nordstrom Inc., 6.95%, 03/15/2028	N/A	1.00%	06/20/2021	1,350	16	17	(1)
CGM	Numericable-SFR, 5.38%, 05/15/2022	N/A	5.00%	12/20/2016	410	(14)	(16)	2
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	22	22	—
JPM	Omnicom Group Inc., 4.45%, 08/15/2020	N/A	1.00%	06/20/2021	888	(28)	(26)	(2)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,700	7	37	(30)
GSC	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,000	4	14	(10)
CGM	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	06/20/2021	1,627	20	25	(5)
GSC	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	06/20/2021	433	5	7	(2)
MSC	Pulte Group Inc., 7.88%, 06/15/2032	N/A	5.00%	12/20/2020	160	(27)	(24)	(3)
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	400	(29)	(45)	16
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	500	(37)	(55)	18
GSC	Repsol International Finance BV, 4.88%, 02/19/2019	N/A	1.00%	12/20/2020	341	23	46	(23)
JPM	Repsol International Finance BV, 4.88%, 02/19/2019	N/A	1.00%	12/20/2020	171	12	19	(7)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(5)	23	(28)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(3)	14	(17)
BCL	Rexel SA, 5.13%, 06/15/2020	N/A	5.00%	12/20/2020	20	(2)	(2)	—
BCL	Rexel SA, 5.13%, 06/15/2020	N/A	5.00%	12/20/2020	29	(4)	(3)	(1)
CSI	Rexel SA, 5.13%, 06/15/2020	N/A	5.00%	12/20/2020	82	(11)	(10)	(1)
GSC	Rexel SA, 5.13%, 06/15/2020	N/A	5.00%	12/20/2020	205	(28)	(25)	(3)
CGM	Societe Generale SA, 3.75%, 03/01/2017	N/A	1.00%	12/20/2020	455	(5)	(5)	—
BBP	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	57	—	—	—
BOA	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	199	—	(1)	1

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	$125	$—	$(1)	$1
CSI	Solvay SA, 4.63%, 06/27/2018	N/A	1.00%	12/20/2020	48	—	1	(1)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,266	(27)	91	(118)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(13)	(10)	(3)
GSC	Sprint Communications, 8.38%, 08/15/2017	N/A	5.00%	12/20/2020	400	75	136	(61)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	06/20/2021	1,262	91	77	14
JPM	Statoil ASA, 3.13%, 08/17/2017	N/A	1.00%	12/20/2020	228	(4)	2	(6)
CSI	Stena AB, 6.13%, 02/01/2017	N/A	5.00%	12/20/2016	455	(10)	(8)	(2)
BCL	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	228	6	2	4
BOA	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	228	7	2	5
CGM	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	228	6	2	4
JPM	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	1,250	(48)	(45)	(3)
CSI	Techem, 6.13%, 10/01/2019	N/A	5.00%	06/20/2021	171	(32)	(30)	(2)
CSI	Techem, 6.13%, 10/01/2019	N/A	5.00%	06/20/2021	114	(21)	(20)	(1)
JPM	Textron Inc., 5.60%, 12/01/2017	N/A	1.00%	09/20/2020	700	(7)	(4)	(3)
GSB	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	967	(32)	(39)	7
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(32)	(39)	7
JPM	The Walt Disney Company, 2.55%, 02/15/2022	N/A	1.00%	06/20/2021	1,600	(60)	(57)	(3)
JPM	Time Warner Inc., 2.10%, 06/01/2019	N/A	1.00%	06/20/2021	2,850	(50)	(39)	(11)
BCL	Total Capital SA, 4.88%, 01/28/2019	N/A	1.00%	12/20/2020	455	(7)	—	(7)
CGM	TUI AG, 4.50%, 10/01/2019	N/A	5.00%	06/20/2021	219	(37)	(38)	1
JPM	Valero Energy Corp., 8.75%, 06/15/2030	N/A	1.00%	06/20/2021	2,867	64	64	—
CSI	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	782	(16)	(14)	(2)
CSI	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	362	(7)	(6)	(1)
JPM	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	2,126	(43)	(38)	(5)
JPM	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	985	(21)	(18)	(3)
BNP	VF Corp., 5.95%, 11/01/2017	N/A	1.00%	12/20/2020	285	(6)	(6)	—
BOA	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	665	28	40	(12)
JPM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	665	28	34	(6)
CGM	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2020	228	7	13	(6)
CGM	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2020	182	6	12	(6)
GSC	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2020	193	6	10	(4)
GSC	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2020	193	6	10	(4)
JPM	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2017	197	—	2	(2)
JPM	Volkswagen International Finance NV, 5.38%, 05/22/2018	N/A	1.00%	12/20/2017	196	—	2	(2)
GSC	Wells Fargo & Co., 5.63%, 12/11/2017	N/A	1.00%	06/20/2021	2,400	(47)	(43)	(4)
JPM	Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2021	425	11	13	(2)
JPM	XLIT Ltd, 6.25%, 05/15/2027	N/A	1.00%	06/20/2021	1,250	(40)	(34)	(6)
					$120,194	$(897)	$(172)	$(725)

Credit default swap agreements - sell protection (3)
CGM	Altice Finco SA, 9.00%, 06/15/2023	3.67%	5.00%	12/20/2020	(159)	10	4	6
CGM	Altice Finco SA, 9.00%, 06/15/2023	3.67%	5.00%	12/20/2020	(69)	5	2	3
BCL	Anglo American Capital Plc, 4.45%, 09/27/2020	6.37%	5.00%	12/20/2020	(50)	(3)	(3)	—
CSI	Anglo American Capital Plc, 4.45%, 09/27/2020	6.37%	5.00%	12/20/2020	(57)	(3)	(4)	1
GSC	Anglo American Capital Plc, 4.45%, 09/27/2020	6.37%	5.00%	12/20/2020	(57)	(3)	(4)	1
GSC	Anglo American Capital Plc, 4.45%, 09/27/2020	6.66%	5.00%	06/20/2021	(250)	(17)	(19)	2
JPM	Anglo American Capital Plc, 4.45%, 09/27/2020	6.37%	5.00%	12/20/2020	(227)	(12)	(12)	—
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.42%	1.00%	12/20/2018	(808)	13	2	11
BCL	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	(91)	(8)	(15)	7
BCL	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	(93)	(9)	(7)	(2)
BCL	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	(373)	(34)	(26)	(8)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
GSI	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	$(193)	$(18)	$(12)	$(6)
JPM	Casino Guichard Perrachon SA, 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	(105)	(9)	(7)	(2)
BCL	Casino Guichard Perrachon SA 3.16%, 08/06/2019	3.10%	1.00%	12/20/2020	(182)	(17)	(12)	(5)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.72%	5.00%	06/20/2020	(228)	21	35	(14)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.22%	5.00%	03/20/2019	(205)	17	39	(22)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.22%	5.00%	03/20/2019	(205)	16	38	(22)
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	6.44%	5.00%	09/20/2020	(300)	(16)	26	(42)
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	7.29%	5.00%	06/20/2021	(450)	(42)	(45)	3
JPM	Community Health Systems Inc., 8.00%, 11/15/2019	6.76%	5.00%	12/20/2020	(200)	(13)	9	(22)
BCL	Dell Inc., 7.10%, 04/15/2028	5.14%	1.00%	06/20/2021	(550)	(101)	(102)	1
BCL	Dell Inc., 7.10%, 04/15/2028	5.14%	1.00%	06/20/2021	(250)	(46)	(42)	(4)
GSC	Dell Inc., 7.10%, 04/15/2028	5.14%	1.00%	06/20/2021	(410)	(75)	(70)	(5)
JPM	Dell Inc., 7.10%, 04/15/2028	5.14%	1.00%	06/20/2021	(160)	(29)	(25)	(4)
JPM	Dell Inc., 7.10%, 04/15/2028	5.14%	1.00%	06/20/2021	(200)	(36)	(34)	(2)
CSI	Devon Energy Corp., 7.95%, 04/15/2032	5.44%	1.00%	06/20/2021	(220)	(41)	(43)	2
CGM	First Data Corp., 7.00%, 12/01/2023	3.82%	5.00%	06/20/2021	(490)	28	25	3
GSC	General Motors Co., 3.50%, 10/02/2018	2.11%	5.00%	06/20/2021	(800)	112	108	4
BCL	Hertz Corp., 7.50%, 10/15/2018	4.24%	5.00%	06/20/2020	(165)	5	9	(4)
CGM	Hertz Corp., 7.50%, 10/15/2018	5.03%	5.00%	12/20/2020	(160)	—	(5)	5
CGM	Hertz Corp., 7.50%, 10/15/2018	5.03%	5.00%	12/20/2020	(160)	—	(3)	3
GSC	Hertz Corp., 7.50%, 10/15/2018	4.24%	5.00%	06/20/2020	(500)	15	32	(17)
JPM	Hertz Corp., 7.50%, 10/15/2018	5.03%	5.00%	12/20/2020	(125)	—	8	(8)
JPM	Hertz Corp., 7.50%, 10/15/2018	5.03%	5.00%	12/20/2020	(160)	—	(8)	8
JPM	Hertz Corp., 7.50%, 10/15/2018	5.03%	5.00%	12/20/2020	(250)	—	(12)	12
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,024)	110	211	(101)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,468)	158	299	(141)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(728)	78	149	(71)
BBP	Republic of France, 4.25%, 04/25/2019	0.46%	0.25%	06/20/2023	(780)	(11)	(61)	50
CIT	Republic of France, 4.25%, 04/25/2019	0.46%	0.25%	06/20/2023	(530)	(8)	(44)	36
GSC	Scandinavian Airlines	6.95%	5.00%	12/20/2017	(136)	(4)	(4)	—
GSC	Scandinavian Airlines	7.78%	5.00%	06/20/2019	(501)	(36)	(40)	4
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	4.22%	5.00%	06/20/2020	(125)	4	10	(6)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	5.35%	5.00%	06/20/2021	(285)	(4)	(4)	—
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	5.35%	5.00%	06/20/2021	(320)	(4)	(5)	1
BCL	Tesco Plc, 6.00%, 12/14/2029	2.59%	1.00%	12/20/2020	(228)	(16)	(18)	2
JPM	Teva Pharmaceuticals Corp., 3.65%, 11/10/2021	0.81%	1.00%	06/20/2020	(1,250)	10	9	1
CGM	United Rentals, 6.13%, 06/15/2023	3.79%	5.00%	06/20/2021	(350)	20	20	—
					$(16,627)	$7	$(349)	$(342)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit Default swap agreements - purchase protection (2)
N/A	iTraxx Europe Crossover Series 24	5.00%	12/20/2020	$2,617	$(193)	$5

Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	(2,675)	78	98
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(647)	3	(1)
N/A	CDX.NA.IG.26	1.00%	06/20/2021	(30,260)	322	21
N/A	iTraxx Europe Senior Series 23	1.00%	06/20/2020	(1,447)	19	(10)
N/A	iTraxx Europe Senior Series 24	1.00%	12/20/2020	(12,745)	101	(5)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,354)	21	(6)
				$(49,128)	$544	$97

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
BNP	Allergan Plc	3-Month LIBOR -0.15%	09/27/2016	$(49)	$2
BNP	Caterpillar Inc.	3-Month LIBOR -0.20%	12/14/2016	(125)	(9)
BNP	Community Health Systems Inc.	3-Month LIBOR -0.25%	12/21/2016	(32)	9
BNP	Community Health Systems Inc.	3-Month LIBOR -0.25%	12/21/2016	(29)	8
BNP	General Electric Co.	3-Month LIBOR -0.25%	02/01/2017	(70)	(10)
BNP	General Electric Co.	3-Month LIBOR -0.30%	02/13/2017	(70)	(10)
BNP	Hewlett Packard Enterprise Co.	3-Month LIBOR -0.10%	11/07/2016	(34)	(11)
BNP	HP Inc.	3-Month LIBOR -0.10%	11/07/2016	(25)	(6)
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.50%	12/19/2016	(393)	1
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	3-Month LIBOR -0.90%	12/09/2016	(684)	(6)
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	3-Month LIBOR -1.00%	11/17/2016	(307)	(20)
BNP	Micron Technology Inc.	3-Month LIBOR -0.10%	12/15/2016	(33)	2
BNP	Micron Technology Inc.	3-Month LIBOR -0.25%	10/03/2016	(85)	22
BNP	Micron Technology Inc.	3-Month LIBOR -0.25%	12/29/2016	(43)	1
BNP	Powershares Senior Loan ETF	3-Month LIBOR -2.50%	09/27/2016	(284)	—
BNP	Powershares Senior Loan ETF	3-Month LIBOR -1.50%	10/24/2016	(276)	(10)
BNP	Tenet Healthcare Corp.	3-Month LIBOR -0.25%	12/21/2016	(27)	(2)
BNP	Tenet Healthcare Corp.	3-Month LIBOR -0.25%	02/01/2017	(13)	(1)
BNP	Teva Pharmaceutical Industries Ltd	3-Month LIBOR -0.25%	02/04/2017	(80)	7
BNP	Western Digital Corp.	3-Month LIBOR -0.30%	02/10/2017	(90)	(17)
BOA	Allergan Plc	3-Month LIBOR -0.30%	08/30/2016	(111)	11
BOA	Allergan Plc	3-Month LIBOR -0.30%	10/26/2016	(89)	8
BOA	Allergan Plc	3-Month LIBOR -0.30%	03/16/2017	(81)	1
BOA	Amazon.com Inc.	3-Month LIBOR -0.30%	03/10/2017	(110)	(9)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/08/2017	(104)	(7)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/15/2017	(129)	(9)
BOA	Community Health Systems Inc.	3-Month LIBOR -0.30%	03/04/2017	(33)	(4)
BOA	Health Care Select Sector SPDR ETF	1-Month LIBOR -0.25%	03/15/2017	(135)	(1)
BOA	Health Care Select Sector SPDR ETF	1-Month LIBOR -0.25%	03/15/2017	(101)	(1)
BOA	Hertz Global Holdings Inc.	3-Month LIBOR -0.30%	02/22/2017	(44)	(9)
BOA	Hewlett Packard Enterprise Co.	3-Month LIBOR -0.30%	11/07/2016	(32)	(10)
BOA	HP Inc.	3-Month LIBOR -0.30%	11/07/2016	(40)	(10)
BOA	HP Inc.	3-Month LIBOR -0.30%	11/07/2016	(23)	(6)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.65%	03/28/2017	(202)	(2)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.15%	12/15/2016	(214)	1
BOA	Mallinckrodt PLC	3-Month LIBOR -0.30%	10/26/2016	(80)	3
BOA	Mallinckrodt PLC	3-Month LIBOR -0.30%	11/15/2016	(44)	1
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	07/05/2016	(79)	21
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	10/06/2016	(73)	20
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	11/17/2016	(54)	2
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	03/28/2017	(83)	(1)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	03/30/2017	(52)	—
BOA	PowerShares Senior Loan ETF	3-Month LIBOR	11/17/2016	(294)	(14)
BOA	PowerShares Senior Loan ETF	3-Month LIBOR -0.20%	12/13/2016	(191)	(2)
BOA	Tenet Healthcare Corp.	3-Month LIBOR -0.30%	03/04/2017	(22)	(1)
BOA	Teva Pharmaceutical Industries Ltd	3-Month LIBOR -0.30%	03/16/2017	(55)	2
BOA	Valeant Pharmaceuticals International Inc.	3-Month LIBOR -0.30%	11/03/2016	(32)	22
BOA	Valeant Pharmaceuticals International Inc.	3-Month LIBOR -0.30%	03/18/2017	(42)	3
BOA	Valeant Pharmaceuticals International Inc.	3-Month LIBOR -0.30%	03/21/2017	(51)	7
BOA	Western Digital Corp.	3-Month LIBOR -0.30%	02/23/2017	(75)	(9)
MLP	First Data Corp.	3-Month LIBOR -0.30%	02/10/2017	(67)	(23)
MLP	General Electric Co.	3-Month LIBOR -0.20%	01/22/2017	(210)	(30)
MLP	General Electric Co.	3-Month LIBOR -0.20%	01/27/2017	(89)	(13)
MLP	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.80%	02/05/2017	(296)	(3)
MLP	PowerShares QQQ Trust	3-Month LIBOR -0.10%	02/06/2017	(139)	(15)
MLP	PowerShares QQQ Trust	3-Month LIBOR -0.15%	02/26/2017	(404)	(24)
MLP	Powershares Senior Loan ETF	1-Month LIBOR -0.50%	02/17/2017	(107)	—
MLP	Valeant Pharmaceuticals International Inc.	3-Month LIBOR -0.30%	01/12/2017	(25)	18
MLP	Valeant Pharmaceuticals International Inc.	3-Month LIBOR -0.30%	02/26/2017	(100)	68
					$(65)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts Long (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	AA Plc.	1-Month GBP LIBOR + 0.25%	TBD	7	GBP	18	$—
BOA	Altice N.V.	Euro Interbank Offered Rate + 0.30%	TBD	6	EUR	93	(1)
BOA	Anglo American Plc.	1-Month GBP LIBOR - 1.75%	TBD	(28)	GBP	(145)	(12)
BOA	APERAM	Euro Interbank Offered Rate - 0.28%	TBD	(5)	EUR	(136)	(24)
BOA	Banco Bilbao Vizcaya Argentaria, S.A.	Euro Interbank Offered Rate - 0.28%	TBD	(16)	EUR	(90)	(3)
BOA	Banco Popular Espanol S.A.	Euro Interbank Offered Rate - 0.28%	TBD	(46)	EUR	(111)	7
BOA	Eurobank Ergasias S.A.	Euro Interbank Offered Rate + 1.00%	TBD	231	EUR	97	94
BOA	Hellenic Telecommunications Organization S.A.	Euro Interbank Offered Rate + 1.00%	TBD	52	EUR	373	46
BOA	Ladbrokes Plc.	1-Month GBP LIBOR + 0.25%	TBD	128	GBP	154	(3)
BOA	Micron Technology Inc.	1-Month LIBOR - 0.30%	TBD	(3)		(33)	5
BOA	Numericable - SFR SAS	Euro Interbank Offered Rate + 0.30%	TBD	7	EUR	239	39
BOA	Smurfit Kappa Group Plc.	1-Month GBP LIBOR + 0.25%	TBD	9	GBP	154	—
							$148

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 15.3%
1-800-Flowers.com Inc. - Class A (a)	6	$46
AH Belo Corp. - Class A	4	21
America’s Car-Mart Inc. (a) (b)	1	34
American Axle & Manufacturing Holdings Inc. (a)	7	109
American Public Education Inc. (a)	2	37
Arctic Cat Inc. (b)	2	27
Ark Restaurants Corp.	1	12
Ascent Capital Group Inc. - Class A (a) (b)	2	26
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Education Inc. (a)	5	48
Barnes & Noble Inc.	8	96
Bassett Furniture Industries Inc.	1	24
Belmond Ltd. - Class A (a)	12	115
Big 5 Sporting Goods Corp. (b)	3	30
Biglari Holdings Inc. (a)	—	—
BJ’s Restaurants Inc. (a)	4	148
Blue Nile Inc.	1	34
Bob Evans Farms Inc.	3	146
Bon-Ton Stores Inc. (b)	2	5
Bravo Brio Restaurant Group Inc. (a)	3	27
Bridgepoint Education Inc. (a) (b)	6	65
Build-A-Bear Workshop Inc. (a)	3	43
Caleres Inc.	7	203
Callaway Golf Co.	11	96
Cambium Learning Group Inc. (a)	3	11
Capella Education Co.	2	79
Career Education Corp. (a)	10	46
Carmike Cinemas Inc. (a)	3	93
Carriage Services Inc.	2	51
Carrol’s Restaurant Group Inc. (a)	5	65
Cato Corp. - Class A	4	144
Cavco Industries Inc. (a)	1	104
Central European Media Entertainment Ltd. - Class A (a) (b)	10	25
Century Casinos Inc. (a)	1	8
Century Communities Inc. (a)	1	14
Cherokee Inc. (a) (b)	1	26
Chico’s FAS Inc.	8	105
Childrens Place Retail Stores Inc.	3	229
Christopher & Banks Corp. (a)	5	12
Chuy’s Holdings Inc. (a)	2	53
Citi Trends Inc.	3	56
ClubCorp Holdings Inc.	7	92
Collectors Universe Inc. (b)	2	30
Cooper-Standard Holding Inc. (a)	2	131
Core-Mark Holding Co. Inc.	3	263
Crocs Inc. (a)	9	89
Culp Inc.	2	44
Cumulus Media Inc. - Class A (a) (b)	15	7
Dave & Buster’s Entertainment Inc. (a)	2	91
Del Frisco’s Restaurant Group Inc. (a) (b)	3	55
Delta Apparel Inc. (a)	1	29
Denny’s Corp. (a)	10	107
Destination Maternity Corp.	1	9
Destination XL Group Inc. (a)	12	61
DineEquity Inc.	1	124
Dixie Group Inc. - Class A (a)	1	3
Drew Industries Inc.	3	193
El Pollo Loco Holdings Inc. (a)	2	23
Entercom Communications Corp. - Class A (a)	3	36
Entravision Communications Corp. - Class A (b)	8	58
Escalade Inc.	2	25
Ethan Allen Interiors Inc.	4	127
EW Scripps Co. - Class A (b)	13	200
Express Inc. (a)	9	198
Famous Dave’s Of America Inc. (a) (b)	1	4
Fiesta Restaurant Group Inc. (a)	2	81
Finish Line Inc. - Class A (b)	6	128
Flexsteel Industries Inc.	1	33
Fox Factory Holding Corp. (a)	5	73
Francesca’s Holdings Corp. (a)	5	98
Fred’s Inc. - Class A	5	68
FTD Cos. Inc. (a)	4	95
Fuel Systems Solutions Inc. (a)	3	16
Genesco Inc. (a)	2	169
Gentherm Inc. (a)	4	185
Global Eagle Entertainment Inc. (a) (b)	3	28
Gordman’s Stores Inc. (a) (b)	3	6
Gray Television Inc. (a)	7	84
Green Brick Partners Inc. (a) (b)	4	28
Harte-Hanks Inc.	11	27
Haverty Furniture Cos. Inc.	3	59
Helen of Troy Ltd. (a)	—	20
hhgregg Inc. (a) (b)	4	9
Hibbett Sports Inc. (a) (b)	3	113
Hooker Furniture Corp. (b)	2	76
Horizon Global Corp. (a)	2	26
Installed Building Products Inc. (a)	3	80
International Speedway Corp. - Class A	1	39
Interval Leisure Group Inc. (b)	7	97
Intrawest Resorts Holdings Inc. (a)	2	13
iRobot Corp. (a) (b)	3	107
Isle of Capri Casinos Inc. (a)	1	21
Jamba Inc. (a) (b)	2	21
Johnson Outdoors Inc. - Class A	1	17
Journal Media Group Inc.	4	49
K12 Inc. (a)	4	39
KB Home (b)	7	98
Kirkland’s Inc.	3	46
Kona Grill Inc. (a) (b)	1	19
Krispy Kreme Doughnuts Inc. (a)	8	131
La-Z-Boy Inc.	7	181
Libbey Inc.	3	57
Liberty Tax Inc. - Class A	1	22
Liberty TripAdvisor Holdings Inc. - Class A (a)	1	11
Lifetime Brands Inc.	2	31
Luby’s Inc. (a)	3	13
M/I Homes Inc. (a)	3	47
Malibu Boats Inc. - Class A (a)	1	20
Marcus Corp.	2	33
Marine Products Corp. (b)	3	23
MarineMax Inc. (a) (b)	4	78
McClatchy Co. - Class A (a) (b)	8	9
MDC Holdings Inc.	5	136
Meritage Homes Corp. (a)	4	159
Modine Manufacturing Co. (a)	7	80
Monarch Casino & Resort Inc. (a)	2	31
Motorcar Parts of America Inc. (a) (b)	2	91
Movado Group Inc. (b)	2	68
MSG Networks Inc. (a)	7	128
NACCO Industries Inc. - Class A	1	40
Nathan’s Famous Inc.	1	41
National American University Holdings Inc.	2	2
National CineMedia Inc.	8	119
Nautilus Inc. (a)	5	97
New Media Investment Group Inc. (b)	2	32
New York & Co. Inc. (a)	10	40
Nexstar Broadcasting Group Inc. - Class A (b)	2	68
NutriSystem Inc.	4	77
Overstock.com Inc. (a) (b)	2	36

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Oxford Industries Inc.	2	154
Penn National Gaming Inc. (a)	2	39
Perry Ellis International Inc. (a)	2	44
PetMed Express Inc. (b)	2	45
Pier 1 Imports Inc.	9	60
Popeyes Louisiana Kitchen Inc. (a)	3	159
Potbelly Corp. (a)	1	20
RCI Hospitality Holdings Inc.	1	9
Reading International Inc. - Class A (a)	1	16
Red Lion Hotels Corp. (a)	4	32
Red Robin Gourmet Burgers Inc. (a)	2	123
Regis Corp. (a)	7	109
Rent-A-Center Inc. (b)	3	52
Rocky Brands Inc.	1	13
Ruby Tuesday Inc. (a) (b)	6	34
Ruth’s Hospitality Group Inc.	5	84
Saga Communications Inc.	—	11
Salem Media Group Inc. - Class A	2	10
Scholastic Corp.	4	137
SeaWorld Entertainment Inc. (b)	8	171
Select Comfort Corp. (a)	6	121
Sequential Brands Group Inc. (a)	—	1
Shiloh Industries Inc. (a) (b)	2	12
Shoe Carnival Inc.	3	80
Shutterfly Inc. (a) (b)	4	164
Sizmek Inc. (a)	4	11
Skullcandy Inc. (a)	3	11
Skyline Corp. (a) (b)	3	31
Smith & Wesson Holding Corp. (a) (b)	6	169
Sonic Automotive Inc. - Class A	5	95
Sonic Corp.	5	185
Spartan Motors Inc.	5	20
Speedway Motorsports Inc.	5	105
Sportsman’s Warehouse Holdings Inc. (a) (b)	4	48
Stage Stores Inc. (b)	4	33
Standard Motor Products Inc.	3	119
Stanley Furniture Co. Inc. (a)	1	1
Stein Mart Inc. (b)	6	46
Stoneridge Inc. (a)	4	54
Strattec Security Corp. (b)	1	32
Strayer Education Inc. (a)	2	74
Sturm Ruger & Co. Inc. (b)	2	153
Superior Industries International Inc.	4	85
Superior Uniform Group Inc.	1	25
Sypris Solutions Inc. (a)	5	4
Tandy Leather Factory Inc. (a) (b)	1	8
Tile Shop Holdings Inc. (a) (b)	4	60
Tilly’s Inc. - Class A (a)	1	6
TopBuild Corp. (a)	2	57
Tower International Inc.	3	70
Tribune Publishing Co.	1	11
Tuesday Morning Corp. (a)	5	38
Tumi Holdings Inc. (a)	6	166
U.S. Auto Parts Network Inc. (a)	3	7
Unifi Inc. (a)	3	69
Universal Electronics Inc. (a) (b)	2	143
Universal Technical Institute Inc.	4	17
Vera Bradley Inc. (a) (b)	5	102
Vince Holding Corp. (a) (b) (c) (d)	3	19
Vitamin Shoppe Inc. (a) (b)	4	119
VOXX International Corp. - Class A (a)	2	10
WCI Communities Inc (a)	2	37
West Marine Inc. (a)	3	24
Weyco Group Inc. (b)	1	38
William Lyon Homes - Class A (a) (b)	3	41
Winmark Corp.	1	74
Winnebago Industries Inc. (b)	3	74
Zagg Inc. (a) (b)	3	25
Zumiez Inc. (a) (b)	4	78
		12,784
CONSUMER STAPLES - 3.3%
Alico Inc. (b)	1	31
Alliance One International Inc. (a)	1	17
Andersons Inc. (b)	2	76
B&G Foods Inc.	1	25
Calavo Growers Inc.	2	117
Central Garden & Pet Co. - Class A (a)	7	114
Chefs’ Warehouse Inc. (a)	3	64
Coca-Cola Bottling Co.	1	181
Craft Brewers Alliance Inc. (a)	2	18
Dean Foods Co. (b)	11	183
Farmer Bros. Co. (a) (b)	3	74
Ingles Markets Inc. - Class A	2	77
Inter Parfums Inc. (b)	4	120
Inventure Foods Inc. (a) (b)	3	16
John B. Sanfilippo & Son Inc.	1	83
Landec Corp. (a)	4	42
Lifeway Foods Inc. (a)	—	5
Limoneira Co. (b)	—	2
Medifast Inc. (b)	2	52
MGP Ingredients Inc.	2	45
National Beverage Corp. (a)	5	224
Natural Grocers by Vitamin Cottage Inc. (a) (b)	2	49
Natural Health Trends Corp. (b)	1	30
Nutraceutical International Corp. (a)	1	17
Oil-Dri Corp. of America	1	22
Omega Protein Corp. (a) (b)	4	59
Orchids Paper Products Co. (b)	1	25
Primo Water Corp. (a)	1	14
Revlon Inc. - Class A (a)	3	93
Rocky Mountain Chocolate Factory Inc. (b)	2	15
Seneca Foods Corp. - Class A (a)	1	37
SpartanNash Co.	4	128
United-Guardian Inc.	—	3
Universal Corp. (b)	2	135
USANA Health Sciences Inc. (a) (b)	1	162
Village Super Market Inc. - Class A (b)	2	45
WD-40 Co.	2	204
Weis Markets Inc.	3	123
		2,727
ENERGY - 2.3%
Abraxas Petroleum Corp. (a) (b)	4	4
Adams Resources & Energy Inc.	1	32
Alon USA Energy Inc. (b)	9	93
Basic Energy Services Inc. (a) (b)	6	17
Bill Barrett Corp. (a) (b)	5	32
Bonanza Creek Energy Inc. (a)	1	2
C&J Energy Services Ltd. (a) (b)	1	1
Callon Petroleum Co. (a)	8	74
Clayton Williams Energy Inc. (a) (b)	1	13
Cloud Peak Energy Inc. (a) (b)	7	13
Contango Oil & Gas Co. (a) (b)	2	24
Dawson Geophysical Co. (a)	3	13
DHT Holdings Inc. (b)	9	54
Dorian LPG Ltd. (a)	2	19
Era Group Inc. (a) (b)	2	20
Evolution Petroleum Corp.	3	14
Forum Energy Technologies Inc. (a)	4	55
GasLog Ltd. (b)	2	18
Gastar Exploration Inc. (a) (b)	11	12
Geospace Technologies Corp. (a) (b)	1	17
Green Plains Renewable Energy Inc. (b)	5	74
Gulf Island Fabrication Inc.	2	15
Gulfmark Offshore Inc. - Class A (a) (b)	3	17
Hornbeck Offshore Services Inc. (a) (b)	4	44

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ION Geophysical Corp. (a) (b)	1	9
Jones Energy Inc. - Class A (a) (b)	3	10
Matador Resources Co. (a) (b)	6	118
Matrix Service Co. (a) (b)	3	56
McDermott International Inc. (a) (b)	3	11
Mitcham Industries Inc. (a)	2	5
Natural Gas Services Group Inc. (a) (b)	1	28
Newpark Resources Inc. (a)	11	47
Nordic American Offshore Ltd. (b)	—	1
Nordic American Tankers Ltd. (b)	9	129
Northern Oil and Gas Inc. (a) (b)	6	24
Oil States International Inc. (a)	2	54
Overseas Shipholding Group Inc.	1	2
Overseas Shipholding Group Inc. - Class B (b)	8	17
Panhandle Oil and Gas Inc. - Class A (b)	2	39
Par Pacific Holdings Inc. (a) (b)	3	64
Parker Drilling Co. (a)	13	27
PetroQuest Energy Inc. (a)	3	2
PHI Inc. (a)	1	27
Pioneer Energy Services Corp. (a)	10	22
Renewable Energy Group Inc. (a)	6	56
RigNet Inc. (a)	2	32
Scorpio Tankers Inc.	14	80
SEACOR Holdings Inc. (a) (b)	2	107
Stone Energy Corp. (a) (b)	3	2
Synergy Resources Corp. (a) (b)	13	98
Teekay Tankers Ltd. - Class A (b)	12	44
Tesco Corp.	5	43
Tetra Technologies Inc. (a)	11	68
Triangle Petroleum Corp. (a) (b)	10	5
Unit Corp. (a)	2	13
VAALCO Energy Inc. (a)	9	8
W&T Offshore Inc. (a) (b)	9	21
		1,946
FINANCIALS - 21.9%
1st Source Corp.	4	131
A-Mark Precious Metals Inc.	—	2
Access National Corp.	3	50
Alexander & Baldwin Inc.	—	13
Altisource Portfolio Solutions SA (a) (b)	—	9
Ambac Financial Group Inc. (a)	5	86
American National Bankshares Inc.	1	32
American River Bankshares (a)	1	11
Ameris Bancorp	4	119
Amerisafe Inc.	3	132
Arrow Financial Corp.	2	50
Asta Funding Inc. (a)	2	14
Astoria Financial Corp.	13	207
Atlas Financial Holdings Inc. (a) (b)	1	13
AV Homes Inc. (a) (b)	2	26
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc.	4	65
BancFirst Corp.	3	156
Bancorp Inc. (a)	4	22
Bank Mutual Corp.	5	36
Bank of Commerce Holdings	1	7
Bank of Marin Bancorp	1	29
BankFinancial Corp.	3	39
Banner Corp.	4	153
Bar Harbor Bankshares	1	41
BBCN Bancorp Inc.	9	144
BCB Bancorp Inc.	2	18
Beneficial Bancorp Inc. (a) (b)	8	105
Berkshire Hills Bancorp Inc.	3	86
Blue Hills Bancorp Inc.	1	16
BNC Bancorp	4	84
BofI Holding Inc. (a) (b)	8	174
Boston Private Financial Holdings Inc.	11	129
Bridge Bancorp Inc. (b)	1	37
Brookline Bancorp Inc.	9	99
Bryn Mawr Bank Corp. (b)	2	42
C&F Financial Corp.	1	36
Calamos Asset Management Inc. - Class A	2	20
Camden National Corp.	2	70
Capital Bank Financial Corp. - Class A	3	87
Capital City Bank Group Inc.	2	29
Cardinal Financial Corp.	4	89
Cascade Bancorp (a)	5	31
Cash America International Inc.	4	150
Centerstate Banks of Florida Inc.	6	83
Central Pacific Financial Corp.	4	96
Century Bancorp Inc. - Class A (b)	1	27
Charter Financial Corp. (b)	1	7
Chemical Financial Corp.	5	166
Citizens Inc. - Class A (a) (b)	8	59
City Holdings Co.	2	89
Clifton Bancorp Inc.	4	53
CNB Financial Corp.	1	26
CoBiz Financial Inc.	7	77
Codorus Valley Bancorp Inc.	1	13
Cohen & Steers Inc.	5	178
Columbia Banking System Inc.	6	177
Community Bank System Inc.	5	201
Community Bankers Trust Corp. (a)	1	7
Community Trust Bancorp Inc.	3	99
ConnectOne Bancorp Inc.	3	50
Consolidated-Tomoka Land Co.	1	41
Consumer Portfolio Services Inc. (a)	4	17
Cowen Group Inc. - Class A (a) (b)	13	48
Crawford & Co. - Class A	1	8
Crawford & Co. - Class B (b)	4	24
CU Bancorp (a)	1	24
Customers Bancorp Inc. (a)	3	76
Diamond Hill Investment Group Inc.	1	108
Dime Community Bancshares Inc.	5	80
Donegal Group Inc. - Class A	2	33
Eagle Bancorp Inc. (a)	3	150
eHealth Inc. (a) (b)	2	22
EMC Insurance Group Inc.	2	62
Emergent Capital Inc. (a) (b)	1	4
Employer Holdings Inc.	4	121
Encore Capital Group Inc. (a) (b)	3	80
Enova International Inc. (a)	4	22
Enterprise Bancorp Inc.	1	38
Enterprise Financial Services Corp.	2	62
ESSA Bancorp Inc.	1	16
Ezcorp Inc. - Class A (a) (b)	5	16
Farmers Capital Bank Corp.	1	19
FCB Financial Holdings Inc. (a)	4	124
Federal Agricultural Mortgage Corp. - Class C	1	36
Federated National Holding Co.	2	40
Fidelity & Guaranty Life	1	16
Fidelity Southern Corp. (b)	3	43
Financial Institutions Inc.	2	66
First Bancorp Inc.	1	28
First Bancorp Inc. (a)	23	68
First Bancorp Inc. (b)	1	28
First Busey Corp.	5	97
First Business Financial Services Inc.	1	27
First Cash Financial Services Inc. (b)	3	146
First Commonwealth Financial Corp.	11	98
First Community Bancshares Inc.	2	45
First Connecticut Bancorp Inc.	2	34
First Defiance Financial Corp.	1	37
First Financial Bancorp (b)	8	137

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
First Financial Corp.	2	60
First Financial Northwest Inc. (b)	2	29
First Interstate BancSystem Inc. - Class A (b)	3	72
First Merchants Corp.	4	105
First Midwest Bancorp Inc.	10	174
First NBC Bank Holding Co. (a) (b)	2	37
First of Long Island Corp.	1	23
First South Bancorp Inc.	—	3
Flagstar Bancorp Inc. (a)	7	153
Flushing Financial Corp.	5	111
Forestar Group Inc. (a) (b)	5	59
Fox Chase Bancorp Inc.	1	28
FRP Holdings Inc. (a)	1	33
Gain Capital Holdings Inc.	5	34
GAMCO Investors Inc. - Class A	1	40
German American Bancorp Inc.	2	52
Global Indemnity Plc (a)	1	44
Great Southern Bancorp Inc.	2	66
Green Dot Corp. - Class A (a) (b)	6	134
Greenhill & Co. Inc.	3	77
Greenlight Capital Re Ltd. - Class A (a) (b)	4	92
Griffin Industrial Realty Inc. - Class A	1	21
Guaranty Bancorp	1	17
Hallmark Financial Services Inc. (a)	2	23
Hanmi Financial Corp.	4	86
HCI Group Inc. (b)	2	53
Heartland Financial USA Inc.	2	71
Hennessy Advisors Inc.	1	13
Heritage Commerce Corp.	4	41
Heritage Financial Corp.	3	56
Heritage Insurance Holdings Inc. (b)	3	49
HF Financial Corp.	1	18
HFF Inc. - Class A	5	146
Hingham Institution for Savings	—	39
Home Bancorp Inc. (b)	—	10
HomeStreet Inc. (a)	3	56
HomeTrust Bancshares Inc. (a)	1	18
Horace Mann Educators Corp.	5	167
Horizon Bancorp	1	23
Independence Holding Co. (b)	1	22
Independent Bank Corp.	3	138
Independent Bank Group Inc.	1	32
Infinity Property & Casualty Corp.	1	41
Interactive Brokers Group Inc. (b)	1	57
International Bancshares Corp.	2	45
INTL FCStone Inc. (a)	3	89
Investment Technology Group Inc.	4	98
Investors Title Co.	—	36
KCG Holdings Inc. - Class A (a)	12	147
Kearny Financial Corp.	8	98
Ladenburg Thalmann Financial Services Inc. (a) (b)	24	60
Lakeland Bancorp Inc.	3	31
Lakeland Financial Corp.	3	115
LegacyTexas Financial Group Inc.	6	114
LendingTree Inc. (a) (b)	1	109
Macatawa Bank Corp.	1	8
Maiden Holdings Ltd. (b)	9	122
MainSource Financial Group Inc.	3	61
Malvern Bancorp Inc. (a)	1	10
Manning & Napier Inc. - Class A (b)	3	20
Marcus & Millichap Inc. (a)	3	77
Marlin Business Services Inc.	1	21
MBIA Inc. (a) (b)	19	171
MBT Financial Corp.	3	24
Mercantile Bank Corp.	2	51
Merchants Bancshares Inc.	2	47
Meridian Bancorp Inc. (b)	5	75
Meta Financial Group Inc.	1	34
Midsouth Bancorp Inc.	2	18
MidWestOne Financial Group Inc.	1	16
Moelis & Co. (b)	2	47
National Bank Holdings Corp. - Class A	4	82
National Bankshares Inc. (b)	1	17
National Interstate Corp.	3	88
National Penn Bancshares Inc.	16	175
National Western Life Group Inc.	—	104
Navigators Group Inc. (a)	2	165
NBT Bancorp Inc.	6	160
Nelnet Inc.	3	132
NewStar Financial Inc. (a) (b)	6	52
Nicholas Financial Inc. (a)	2	20
NMI Holdings Inc. - Class A (a) (b)	4	22
Northeast Bancorp	—	2
Northfield Bancorp Inc. (b)	6	100
Northrim BanCorp Inc.	1	26
Northwest Bancshares Inc.	12	158
OceanFirst Financial Corp. (b)	2	42
OFG Bancorp (b)	6	40
Old National Bancorp	11	132
OneBeacon Insurance Group Ltd. - Class A	2	30
Oppenheimer Holdings Inc. - Class A (b)	2	28
Opus Bank	3	97
Oritani Financial Corp.	6	100
Pacific Continental Corp.	3	42
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc. (a)	3	59
Park National Corp. (b)	2	175
Park Sterling Corp.	6	37
Peapack Gladstone Financial Corp.	2	31
Penns Woods Bancorp Inc. (b)	1	23
PennyMac Financial Services Inc. - Class A (a)	2	24
Peoples Bancorp Inc. (b)	2	37
PHH Corp. (a) (b)	6	74
Phoenix Cos. Inc. (a)	1	22
Pico Holdings Inc. (a) (b)	3	27
Pinnacle Financial Partners Inc.	1	64
Preferred Bank	2	60
Premier Financial Bancorp Inc.	—	8
Provident Financial Holdings Inc.	2	36
Provident Financial Services Inc.	8	161
Prudential Bancorp Inc.	1	10
Pulaski Financial Corp.	1	18
Pzena Investment Management Inc.	1	9
QCR Holdings Inc.	—	7
RE/MAX Holdings Inc. (b)	2	54
Regional Management Corp. (a)	2	29
Renasant Corp.	4	145
Republic Bancorp Inc. - Class A	3	75
Resource America Inc. - Class A	1	7
S&T Bancorp Inc.	4	106
Safeguard Scientifics Inc. (a)	3	38
Safety Insurance Group Inc.	2	120
Sandy Spring Bancorp Inc.	3	93
Seacoast Banking Corp. of Florida (a)	4	58
Security National Financial Corp. - Class A (a)	1	6
Selective Insurance Group	6	206
ServisFirst Bancshares Inc.	2	108
Shore Bancshares Inc. (b)	1	13
Sierra Bancorp	2	38
Silvercrest Asset Management Group Inc. - Class A	1	10
Simmons First National Corp. - Class A	3	146
South State Corp.	2	104
Southside Bancshares Inc.	3	81
Southwest Bancorp Inc. (b)	3	41

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
St. Joe Co. (a)	2	28
State Auto Financial Corp.	5	117
State Bank Financial Corp. (b)	4	79
Sterling Bancorp	7	109
Stewart Information Services Corp.	3	116
Stock Yards Bancorp Inc. (b)	2	76
Stonegate Bank	—	12
Stratus Properties Inc. (a) (b)	—	6
Suffolk Bancorp	2	54
Sun Bancorp Inc. (a)	3	52
Talmer Bancorp Inc.	6	113
Tejon Ranch Co. (a) (b)	3	60
Territorial Bancorp Inc.	1	34
Tompkins Financial Corp.	2	139
Towne Bank (b)	5	97
Trico Bancshares	3	69
Tristate Capital Holdings Inc. (a)	2	23
TrustCo Bank Corp.	12	72
Trustmark Corp.	7	151
Union Bankshares Corp.	6	150
United Community Banks Inc.	8	153
United Community Financial Corp.	3	19
United Financial Bancorp Inc.	8	102
United Fire Group Inc.	3	150
United Insurance Holdings Corp.	2	45
Universal Insurance Holdings Inc. (b)	5	83
Univest Corp. of Pennsylvania	2	40
Virtus Investment Partners Inc.	1	75
Walker & Dunlop Inc. (a)	3	83
Washington Trust Bancorp Inc.	2	88
Waterstone Financial Inc.	5	69
WesBanco Inc.	5	150
West Bancorp Inc.	2	31
Westamerica Bancorporation (b)	4	174
Westfield Financial Inc.	6	49
Westwood Holdings Group Inc. (b)	1	62
Wilshire Bancorp Inc. (b)	10	104
World Acceptance Corp. (a) (b)	1	37
WSFS Financial Corp.	4	126
Yadkin Financial Corp.	3	78
		18,310
HEALTH CARE - 9.9%
Abaxis Inc. (b)	3	131
Accuray Inc. (a) (b)	3	19
Aceto Corp.	4	96
Achillion Pharmaceuticals Inc. (a)	2	17
Acorda Therapeutics Inc. (a)	5	134
Adamas Pharmaceuticals Inc. (a)	1	18
Addus HomeCare Corp. (a) (b)	2	35
Affymetrix Inc. (a) (b)	14	192
Air Methods Corp. (a) (b)	4	147
Akebia Therapeutics Inc. (a) (b)	2	20
Albany Molecular Research Inc. (a) (b)	5	80
Alliance HealthCare Services Inc. (a)	—	3
Almost Family Inc. (a)	1	44
AMAG Pharmaceuticals Inc. (a) (b)	2	36
Amedisys Inc. (a)	3	150
AMN Healthcare Services Inc. (a)	6	215
Amphastar Pharmaceuticals Inc. (a) (b)	4	44
Analogic Corp.	2	138
AngioDynamics Inc. (a)	5	61
ANI Pharmaceuticals Inc. (a) (b)	1	27
Anika Therapeutics Inc. (a)	2	80
Assembly Biosciences Inc. (a)	1	3
Atrion Corp.	—	158
BioScrip Inc. (a) (b)	1	3
Biospecifics Technologies Corp. (a)	1	20
BioTelemetry Inc. (a)	3	32
Bovie Medical Corp. (a)	1	1
Cambrex Corp. (a)	4	176
Cantel Medical Corp.	2	173
Capital Senior Living Corp. (a) (b)	4	78
Catalyst Biosciences Inc. (b)	1	2
Civitas Solutions Inc. (a)	1	11
Computer Programs & Systems Inc. (b)	2	81
Concert Pharmaceuticals Inc. (a) (b)	2	28
Conmed Corp. (b)	4	158
Corvel Corp. (a)	3	127
Cross Country Healthcare Inc. (a)	4	43
CryoLife Inc.	5	53
Cumberland Pharmaceuticals Inc. (a)	3	13
Cutera Inc. (a) (b)	3	30
Cynosure Inc. - Class A (a)	3	116
DepoMed Inc. (a) (b)	7	100
Emergent BioSolutions Inc. (a)	5	171
Ensign Group Inc.	7	151
Enzo Biochem Inc. (a)	3	15
Exactech Inc. (a)	2	34
ExamWorks Group Inc. (a)	5	143
Five Star Quality Care Inc. (a)	9	21
Genesis Healthcare Inc. - Class A (a) (b)	5	10
Greatbatch Inc. (a)	3	112
Haemonetics Corp. (a)	2	76
Halyard Health Inc. (a)	5	132
Hanger Orthopedic Group Inc. (a)	4	27
Harvard Bioscience Inc. (a)	6	17
HealthStream Inc. (a)	4	78
Healthways Inc. (a)	5	52
HMS Holdings Corp. (a)	8	117
ICU Medical Inc. (a)	2	210
Ignyta Inc. (a) (b)	2	12
Inogen Inc. (a)	2	95
Interpace Diagnostics Group Inc. (a)	2	1
Invacare Corp. (b)	4	51
Iridex Corp. (a) (b)	2	17
Kindred Healthcare Inc.	8	99
Landauer Inc. (b)	1	26
Lannett Co. Inc. (a) (b)	—	5
LeMaitre Vascular Inc. (b)	3	41
LHC Group Inc. (a)	3	96
Lipocine Inc. (a) (b)	1	13
LivaNova Plc (a)	1	70
Luminex Corp. (a)	5	96
Magellan Health Services Inc. (a)	2	159
Masimo Corp. (a)	1	28
Meridian Bioscience Inc.	5	110
Merit Medical Systems Inc. (a)	7	121
Misonix Inc. (a)	1	5
Momenta Pharmaceuticals Inc. (a)	5	45
National Healthcare Corp. (b)	1	91
National Research Corp. - Class A (b)	5	76
National Research Corp. - Class B	1	29
Natus Medical Inc. (a)	5	185
Nektar Therapeutics (a)	1	16
Nuvectra Corp. (a)	1	6
Omnicell Inc. (a)	5	136
Oncothyreon Inc. (a) (b)	2	2
OraSure Technologies Inc. (a)	11	80
Orthofix International NV (a)	3	109
Pain Therapeutics Inc. (a)	5	12
PDL BioPharma Inc. (b)	21	70
Pernix Therapeutics Holdings (a) (b)	4	4
PharMerica Corp. (a)	4	95
Phibro Animal Health Corp. - Class A	2	53
Prestige Brands Holdings Inc. (a)	1	44

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Progenics Pharmaceuticals Inc. (a)	9	41
Providence Services Corp. (a)	2	108
Quality Systems Inc.	8	116
Quidel Corp. (a) (b)	4	68
RadNet Inc. (a)	6	27
Repligen Corp. (a)	6	157
Rigel Pharmaceuticals Inc. (a)	11	23
RTI Surgical Inc. (a) (b)	13	50
Sagent Pharmaceuticals Inc. (a)	4	52
Sangamo Biosciences Inc. (a)	2	12
Sciclone Pharmaceuticals Inc. (a)	8	90
SeaSpine Holdings Corp. (a) (b)	—	5
Select Medical Holdings Corp.	5	60
Sequenom Inc. (a) (b)	5	6
Simulations Plus Inc.	1	8
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a)	7	43
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	8	91
Supernus Pharmaceuticals Inc. (a)	6	88
Surgical Care Affiliates Inc. (a)	4	184
SurModics Inc. (a)	3	47
Symmetry Surgical Inc. (a)	1	10
Theravance Biopharma Inc. (a) (b)	1	15
Tonix Pharmaceuticals Holding Corp. (a) (b)	1	4
Triple-S Management Corp. - Class B (a) (b)	4	98
Universal American Corp. (b)	11	78
US Physical Therapy Inc.	2	75
Utah Medical Products Inc.	1	46
Vascular Solutions Inc. (a)	2	80
Verastem Inc. (a) (b)	1	2
Vitae Pharmaceuticals Inc. (a) (b)	2	11
Zogenix Inc. (a)	1	9
		8,265
INDUSTRIALS - 21.2%
AAON Inc.	7	193
AAR Corp.	5	116
ABM Industries Inc.	3	103
Acacia Research Corp.	6	23
ACCO Brands Corp. (a) (b)	16	139
Actuant Corp. - Class A	7	171
Advanced Drainage Systems Inc. (b)	5	102
Aegion Corp. (a)	4	81
Aerojet Rocketdyne Holdings Inc. (a)	8	131
Aerovironment Inc. (a)	3	82
Air Transport Services Group Inc. (a) (b)	9	136
Alamo Group Inc.	2	95
Albany International Corp. - Class A	4	147
Allied Motion Technologies Inc.	1	18
Altra Holdings Inc.	4	99
Ameresco Inc. - Class A (a) (b)	4	20
American Railcar Industries Inc. (b)	3	107
American Science & Engineering Inc.	1	27
American Woodmark Corp. (a)	2	165
Apogee Enterprises Inc.	4	172
Applied Industrial Technologies Inc.	4	156
ARC Document Solutions Inc. (a)	6	27
ArcBest Corp. (b)	4	77
Argan Inc. (b)	2	64
Astec Industries Inc.	3	132
Astronics Corp. (a) (b)	2	63
Astronics Corp. - Class B (a)	2	78
Atlas Air Worldwide Holdings Inc. (a)	3	123
AZZ Inc.	3	192
Babcock & Wilcox Enterprises Inc. (a)	4	95
Beacon Roofing Supply Inc. (a)	1	28
Blount International Inc. (a)	7	72
BMC Stock Holdings Inc. (a)	5	77
Brady Corp. - Class A	6	152
Briggs & Stratton Corp.	6	141
Brink’s Co.	6	210
Builders FirstSource Inc. (a)	13	145
CAI International Inc. (a) (b)	3	25
Casella Waste Systems Inc. - Class A (a) (b)	5	30
CBIZ Inc. (a)	7	67
CDI Corp.	3	19
Ceco Environmental Corp.	5	32
Celadon Group Inc.	3	34
Chart Industries Inc. (a)	3	61
CIRCOR International Inc. (b)	2	84
Columbus Mckinnon Corp.	3	41
Comfort Systems USA Inc.	4	142
Commercial Vehicle Group Inc. (a) (b)	6	15
Continental Building Products Inc. (a)	5	88
Covenant Transportation Group Inc. - Class A (a) (b)	2	42
CPI Aerostructures Inc. (a)	3	25
Cubic Corp. (b)	3	126
Douglas Dynamics Inc.	4	81
Ducommun Inc. (a)	2	31
DXP Enterprises Inc. (a) (b)	1	26
Dycom Industries Inc. (a) (b)	2	154
Dynamic Materials Corp.	2	12
Eastern Co.	1	10
Echo Global Logistics Inc. (a)	4	103
Encore Wire Corp.	3	107
Energy Recovery Inc. (a) (b)	10	105
Engility Holdings Inc. (a) (b)	3	49
Ennis Inc.	3	68
EnPro Industries Inc.	3	152
ESCO Technologies Inc. (b)	4	145
Espey Manufacturing & Electronics Corp.	1	15
Essendant Inc.	4	115
ExOne Co. (a) (b)	1	13
Exponent Inc.	3	162
Federal Signal Corp.	8	110
Forward Air Corp.	4	164
Franklin Covey Co. (a)	2	43
Franklin Electric Co. Inc.	5	155
FreightCar America Inc.	2	39
FTI Consulting Inc. (a)	5	169
Fuel Tech Inc. (a)	4	7
G&K Services Inc. - Class A	3	191
General Cable Corp. (b)	5	61
Gibraltar Industries Inc. (a)	4	122
Global Brass & Copper Holdings Inc.	2	60
Global Power Equipment Group Inc.	3	6
Goldfield Corp. (a)	3	5
Gorman-Rupp Co. (b)	4	113
GP Strategies Corp. (a)	3	74
Graham Corp.	1	25
Granite Construction Inc.	5	225
Great Lakes Dredge & Dock Corp. (a)	7	30
Greenbrier Cos. Inc. (b)	1	31
Griffon Corp. (b)	8	120
H&E Equipment Services Inc. (b)	5	86
Hardinge Inc.	2	26
Harsco Corp.	7	38
Hawaiian Holdings Inc. (a)	7	339
HC2 Holdings Inc. (a) (b)	2	9
Heartland Express Inc. (b)	8	143
Heidrick & Struggles International Inc.	3	67
Heritage-Crystal Clean Inc. (a)	—	3
Herman Miller Inc.	2	67
Hill International Inc. (a)	4	13

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Houston Wire & Cable Co.	3	18
HUB Group Inc. - Class A (a)	4	175
Hudson Global Inc.	2	4
Hurco Cos. Inc.	1	30
Huron Consulting Group Inc. (a)	3	146
Hyster-Yale Materials Handling Inc. - Class A	1	99
ICF International Inc. (a)	2	77
InnerWorkings Inc. (a) (b)	4	33
Innovative Solutions & Support Inc. (a) (b)	—	1
Insperity Inc.	3	178
Insteel Industries Inc.	3	91
Integrated Electrical Services Inc. (a)	2	26
Interface Inc.	8	154
Intersections Inc. (a) (b)	3	6
John Bean Technologies Corp.	4	220
Kaman Corp. - Class A (b)	4	151
Kelly Services Inc. - Class A (b)	4	84
Keyw Holding Corp. (a)	4	26
Kforce Inc.	4	80
Kimball International Inc. - Class B	3	38
KLX Inc. (a)	1	17
Knoll Inc.	7	142
Korn/Ferry International	6	172
Kratos Defense & Security Solutions Inc. (a)	6	29
Lawson Products Inc. (a)	—	8
Layne Christensen Co. (a) (b)	3	18
LB Foster Co.	2	30
Lindsay Corp. (b)	1	94
LMI Aerospace Inc. (a)	2	14
LS Starrett Co. - Class A	—	5
LSI Industries Inc.	2	26
Lydall Inc. (a)	2	66
Manitex International Inc. (a) (b)	1	5
Marten Transport Ltd.	6	111
MasTec Inc. (a) (b)	8	163
Matson Inc.	5	194
Matthews International Corp. - Class A	4	202
McGrath RentCorp	4	97
Meritor Inc. (a) (b)	13	103
Miller Industries Inc.	1	29
Mistras Group Inc. (a)	5	113
Mobile Mini Inc. (b)	4	137
MRC Global Inc. (a) (b)	10	127
MSA Safety Inc.	1	68
Mueller Industries Inc.	4	121
Mueller Water Products Inc. - Class A	19	183
Multi-Color Corp. (b)	2	128
MYR Group Inc. (a)	3	68
National Presto Industries Inc. (b)	1	82
Navigant Consulting Inc. (a) (b)	7	105
NCI Building Systems Inc. (a)	8	108
NL Industries Inc. (a)	2	5
NN Inc. (b)	3	40
Nortek Inc. (a)	2	101
Northwest Pipe Co. (a)	1	11
NV5 Holdings Inc. (a) (b)	1	13
Omega Flex Inc.	1	36
Orion Energy Systems Inc. (a) (b)	2	3
Orion Marine Group Inc. (a)	4	22
PAM Transportation Services Inc. (a)	1	27
Park-Ohio Holdings Corp. (b)	2	88
Patrick Industries Inc. (a)	3	122
Patriot Transportation Holding Inc. (a)	—	6
Pendrell Corp. (a) (b)	8	4
Performant Financial Corp. (a)	3	5
PGT Inc. (a)	6	64
Ply Gem Holdings Inc. (a)	6	82
Powell Industries Inc.	1	37
Power Solutions International Inc. (a) (b)	1	12
PowerSecure International Inc. (a)	3	51
Preformed Line Products Co. (b)	—	4
Primoris Services Corp.	7	159
Providence and Worcester Railroad Co. (b)	—	4
Quad/Graphics Inc. - Class A	4	46
Quanex Building Products Corp.	4	77
Radiant Logistics Inc. (a) (b)	4	15
Raven Industries Inc.	5	76
RBC Bearings Inc. (a)	3	197
Resources Connection Inc.	5	79
Roadrunner Transportation Systems Inc. (a)	5	58
RPX Corp. (a)	6	62
Rush Enterprises Inc. - Class A (a)	4	73
Saia Inc. (a)	4	99
SIFCO Industries Inc. (a)	1	11
Simpson Manufacturing Co. Inc.	—	12
SkyWest Inc.	6	123
SL Industries Inc. (a)	1	17
SP Plus Corp. (a)	3	69
Sparton Corp. (a)	2	33
Standex International Corp.	2	163
Steelcase Inc. - Class A	2	25
Sterling Construction Co. Inc. (a)	2	11
Sun Hydraulics Corp. (b)	3	109
Supreme Industries Inc. - Class A	3	23
TAL International Group Inc. (b)	4	66
Taser International Inc. (a) (b)	7	132
Team Inc. (a) (b)	4	112
Tennant Co.	2	127
Tetra Tech Inc.	5	155
Thermon Group Holdings Inc. (a)	5	83
Titan International Inc. (b)	6	30
Titan Machinery Inc. (a) (b)	3	36
TRC Cos. Inc. (a)	2	15
Trex Co. Inc. (a)	4	199
TriMas Corp. (a)	5	91
TriNet Group Inc. (a)	7	100
TrueBlue Inc. (a)	5	142
Tutor Perini Corp. (a) (b)	5	78
Twin Disc Inc.	2	22
Ultralife Corp. (a) (b)	—	1
Universal Forest Products Inc.	3	246
Universal Truckload Services Inc.	3	52
US Ecology Inc. (b)	3	119
USA Truck Inc. (a)	1	22
Vectrus Inc. (a)	1	14
Veritiv Corp. (a) (b)	2	57
Versar Inc. (a)	2	6
Viad Corp.	3	80
Vicor Corp. (a)	2	18
Virgin America Inc. (a) (b)	—	13
Volt Information Sciences Inc. (a) (b)	1	9
VSE Corp.	1	61
Wabash National Corp. (a)	8	106
Wesco Aircraft Holdings Inc. (a)	10	147
Willdan Group Inc. (a)	1	7
Xerium Technologies Inc. (a) (b)	1	7
YRC Worldwide Inc. (a) (b)	3	29
		17,737
INFORMATION TECHNOLOGY - 16.1%
Actua Corp. (a)	5	43
Acxiom Corp. (a)	8	167
ADTRAN Inc.	7	151
Advanced Energy Industries Inc. (a)	5	179
Agilysys Inc. (a)	3	32
Alliance Fiber Optic Products Inc. (a) (b)	2	28

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Alpha & Omega Semiconductor Ltd. (a)	4	48
American Software Inc. - Class A	4	37
Amkor Technology Inc. (a)	13	78
Amtech Systems Inc. (a)	2	10
Angie’s List Inc. (a)	3	28
AVG Technologies NV (a)	7	150
Avid Technology Inc. (a) (b)	5	32
Aware Inc. (a)	5	18
Axcelis Technologies Inc. (a)	11	32
AXT Inc. (a)	9	23
Badger Meter Inc. (b)	2	132
Bankrate Inc. (a) (b)	9	79
Bazaarvoice Inc. (a)	2	8
Bel Fuse Inc. - Class B	2	29
Benchmark Electronics Inc. (a)	5	126
Blucora Inc. (a)	4	22
Bottomline Technologies Inc. (a) (b)	4	111
BroadVision Inc. (a) (b)	2	14
Brooks Automation Inc.	8	80
Cabot Microelectronics Corp. (a)	3	136
CalAmp Corp. (a) (b)	4	79
Calix Inc. (a) (b)	8	55
Cardtronics Inc. (a)	5	173
Cascade Microtech Inc. (a)	2	48
Cass Information Systems Inc.	2	94
Ceva Inc. (a) (b)	2	52
Checkpoint Systems Inc.	6	59
Ciber Inc. (a)	14	30
Clearfield Inc. (a) (b)	2	36
Coherent Inc. (a)	2	224
Cohu Inc.	3	38
Communications Systems Inc.	1	9
Computer Task Group Inc.	4	21
Comtech Telecommunications Corp.	2	47
Concurrent Computer Corp. (b)	1	8
Control4 Corp. (a) (b)	1	5
Cray Inc. (a)	6	244
CSG Systems International Inc.	5	223
CUI Global Inc. (a) (b)	2	14
Daktronics Inc.	4	35
Datalink Corp. (a)	3	27
Demand Media Inc. (a)	4	21
DHI Group Inc. (a) (b)	8	65
Digi International Inc. (a)	4	41
Diodes Inc. (a)	6	116
DSP Group Inc. (a)	4	34
DTS Inc. (a)	3	56
EarthLink Holdings Corp.	16	88
Eastman Kodak Co. (a) (b)	1	9
Ebix Inc. (b)	4	161
Electro Rent Corp.	4	37
Electro Scientific Industries Inc. (a)	3	22
eMagin Corp. (a) (b)	2	4
Emcore Corp. (a)	5	24
EnerNOC Inc. (a) (b)	4	28
Envestnet Inc. (a) (b)	—	7
EPIQ Systems Inc. (b)	4	66
ePlus Inc. (a)	1	97
Everi Holdings Inc. (a)	9	20
Evolving Systems Inc.	1	7
Exar Corp. (a)	5	31
ExlService Holdings Inc. (a)	4	221
Extreme Networks (a)	14	43
Fabrinet (a)	4	133
FARO Technologies Inc. (a)	2	71
Finisar Corp. (a)	2	33
FormFactor Inc. (a)	9	64
Forrester Research Inc.	3	101
GigOptiz Inc. (a)	2	5
Globalscape Inc.	4	15
Glu Mobile Inc. (a) (b)	8	23
GSI Group Inc. (a)	4	62
GSI Technology Inc. (a)	2	8
GTT Communications Inc. (a) (b)	4	61
Hackett Group Inc.	6	93
Harmonic Inc. (a)	11	35
Heartland Payment Systems Inc.	—	25
Higher One Holdings Inc. (a)	6	22
Hutchinson Technology Inc. (a)	4	16
ID Systems Inc. (a) (b)	2	7
IEC Electronics Corp. (a) (b)	2	7
II-VI Inc. (a)	7	155
Imation Corp. (a) (b)	7	11
Innodata Inc. (a)	6	13
Inphi Corp. (a) (b)	1	36
Insight Enterprises Inc. (a)	5	149
Internap Network Services Corp. (a) (b)	9	24
Intersil Corp. - Class A	1	13
Intevac Inc. (a) (b)	1	5
IntraLinks Holdings Inc. (a)	7	55
Itron Inc. (a)	4	183
Ixia (a)	9	118
IXYS Corp.	4	45
Kemet Corp. (a) (b)	6	11
Key Tronic Corp. (a)	4	28
Kimball Electronics Inc. (a)	3	28
Knowles Corp. (a) (b)	—	4
Kopin Corp. (a) (b)	9	15
Kulicke & Soffa Industries Inc. (a)	10	113
KVH Industries Inc. (a)	3	26
Lattice Semiconductor Corp. (a) (b)	12	69
Limelight Networks Inc. (a) (b)	14	26
Lionbridge Technologies Inc. (a)	9	47
Liquidity Services Inc. (a)	3	14
Mantech International Corp. - Class A	3	106
Marchex Inc. - Class B	4	16
Mattson Technology Inc. (a)	7	26
MaxLinear Inc. - Class A (a)	2	43
Maxwell Technologies Inc. (a) (b)	3	18
MeetMe Inc. (a)	4	10
Mercury Systems Inc. (a)	5	112
Mesa Laboratories Inc. (b)	—	46
Methode Electronics Inc.	5	138
MOCON Inc.	1	10
MoneyGram International Inc. (a)	4	23
Monotype Imaging Holdings Inc.	5	121
Monster Worldwide Inc. (a)	10	34
MTS Systems Corp.	2	117
Multi-Fineline Electronix Inc. (a)	3	63
Nanometrics Inc. (a)	4	67
NAPCO Security Technologies Inc. (a)	1	8
NCI Inc. - Class A	2	27
NeoPhotonics Corp. (a)	4	58
NetGear Inc. (a)	4	172
Newport Corp. (a)	6	132
NIC Inc.	8	143
NVE Corp.	—	21
Oclaro Inc. (a) (b)	5	30
Optical Cable Corp.	1	2
OSI Systems Inc. (a)	3	166
PAR Technology Corp. (a) (b)	—	3
Park Electrochemical Corp.	3	51
PC Connection Inc.	3	78
PCM Inc. (a)	1	8
PDF Solutions Inc. (a)	4	51
Perceptron Inc. (a) (b)	2	9

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Perficient Inc. (a)	4	94
PFSweb Inc. (a) (b)	2	20
Photronics Inc. (a)	9	93
Plantronics Inc.	2	87
Plexus Corp. (a)	4	157
Polycom Inc. (a)	13	150
Power Integrations Inc.	4	185
PRGX Global Inc. (a)	5	24
Progress Software Corp. (a)	6	153
QAD Inc. - Class A	2	33
QLogic Corp. (a)	12	162
Qualys Inc. (a)	4	98
QuinStreet Inc. (a)	7	25
Qumu Corp. (a)	3	14
Radisys Corp. (a)	4	17
Rambus Inc. (a)	14	194
RealNetworks Inc. (a)	4	15
Reis Inc.	2	43
RetailMeNot Inc. (a)	5	43
RF Industries Ltd. (b)	2	5
Rightside Group Ltd. (a) (b)	1	8
Rocket Fuel Inc. (a) (b)	1	4
Rofin-Sinar Technologies Inc. (a) (b)	3	107
Rogers Corp. (a)	2	147
Rosetta Stone Inc. (a)	1	10
Rovi Corp. (a) (b)	1	13
Ruckus Wireless Inc. (a) (b)	1	13
Rudolph Technologies Inc. (a)	3	47
Sanmina Corp. (a)	1	25
ScanSource Inc. (a)	4	142
SciQuest Inc. (a)	3	37
SeaChange International Inc. (a) (b)	5	29
Semtech Corp. (a)	7	146
ServiceSource International Inc. (a) (b)	7	28
ShoreTel Inc. (a)	7	54
Sigma Designs Inc. (a)	7	47
Silver Spring Networks Inc. (a)	5	71
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	49
Stamps.com Inc. (a) (b)	2	238
StarTek Inc. (a)	—	2
Super Micro Computer Inc. (a) (b)	5	175
Sykes Enterprises Inc. (a)	5	158
Synchronoss Technologies Inc. (a)	3	100
Systemax Inc. (a) (b)	2	18
Tangoe Inc. (a) (b)	3	23
TechTarget Inc. (a)	1	9
TeleNav Inc. (a)	7	39
TeleTech Holdings Inc.	6	178
Tessco Technologies Inc.	1	21
Tessera Technologies Inc.	5	166
TiVo Inc. (a)	12	112
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd. (b)	5	75
Travelzoo Inc. (a)	2	18
TrueCar Inc. (a)	2	10
TTM Technologies Inc. (a)	10	68
Ultra Clean Holdings Inc. (a) (b)	3	16
Ultratech Inc. (a) (b)	3	63
Unisys Corp. (a) (b)	7	53
United Online Inc. (a)	3	36
VASCO Data Security International Inc. (a) (b)	3	39
Veeco Instruments Inc. (a)	5	96
Viavi Solutions Inc. (a)	22	153
Virtusa Corp. (a)	4	150
Vishay Intertechnology Inc. (b)	4	49
Vishay Precision Group Inc. (a)	2	30
Wayside Technology Group Inc.	—	6
Web.com Group Inc. (a)	6	120
WebMD Health Corp. - Class A (a) (b)	2	105
Xcerra Corp. (a)	7	47
XO Group Inc. (a)	3	55
Xura Inc. (a)	2	30
Zix Corp. (a)	6	24
		13,465
MATERIALS - 4.7%
A. Schulman Inc.	4	111
AEP Industries Inc.	1	63
AK Steel Holding Corp. (a) (b)	9	37
AM Castle & Co. (a) (b)	2	7
American Vanguard Corp.	3	54
Ampco-Pittsburgh Corp.	2	33
Boise Cascade Co. (a)	5	100
Calgon Carbon Corp. (b)	7	93
Carpenter Technology Corp.	4	151
Century Aluminum Co. (a) (b)	3	20
Chase Corp.	2	120
Clearwater Paper Corp. (a)	2	117
Coeur d’Alene Mines Corp. (a) (b)	8	46
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp. (b)	1	88
Ferro Corp. (a)	11	132
Ferroglobe Plc	9	82
Flotek Industries Inc. (a) (b)	7	48
Friedman Industries Inc.	1	4
FutureFuel Corp.	6	67
Gold Resource Corp. (b)	6	13
Greif Inc.	2	65
Handy & Harman Ltd. (a)	—	8
Hawkins Inc.	2	73
Haynes International Inc.	2	59
Headwaters Inc. (a)	10	201
Hecla Mining Co.	21	59
Innophos Holdings Inc.	3	83
Innospec Inc.	3	142
Kaiser Aluminum Corp.	2	190
KMG Chemicals Inc.	2	53
Koppers Holdings Inc. (a) (b)	2	50
Kraton Performance Polymers Inc. (a)	4	68
Kronos Worldwide Inc. (b)	3	17
LSB Industries Inc. (a)	3	35
Materion Corp.	2	56
McEwen Mining Inc. (b)	4	7
Mercer International Inc.	9	89
Myers Industries Inc.	4	56
Neenah Paper Inc.	2	139
Northern Technologies International Corp. (a)	1	10
Olympic Steel Inc.	1	25
Omnova Solutions Inc. (a)	12	65
P.H. Glatfelter Co.	6	125
Quaker Chemical Corp.	2	141
Rayonier Advanced Materials Inc.	2	16
Real Industry Inc. (a)	2	15
Schnitzer Steel Industries Inc. - Class A	3	50
Schweitzer-Mauduit International Inc.	4	118
Stepan Co.	3	151
Stillwater Mining Co. (a)	5	52
SunCoke Energy Inc.	8	50
Synalloy Corp.	2	13
Trecora Resources (a) (b)	3	32
Tredegar Corp.	3	53
UFP Technologies Inc. (a)	—	4
United States Lime & Minerals Inc.	1	34
Universal Stainless & Alloy Products Inc. (a) (b)	1	15
US Concrete Inc. (a)	2	99

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Worthington Industries Inc.	1	32
		3,939
TELECOMMUNICATION SERVICES - 2.0%
8x8 Inc. (a)	2	19
Alaska Communications Systems Group Inc. (a)	2	4
Atlantic Tele-Network Inc.	2	149
Boingo Wireless Inc. (a) (b)	6	44
Cincinnati Bell Inc. (a) (b)	28	109
Cogent Communications Group Inc. (b)	5	182
Consolidated Communications Holdings Inc. (b)	7	183
Fairpoint Communications Inc. (a) (b)	2	26
General Communication Inc. - Class A (a)	6	109
Hawaiian Telcom Holdco Inc. (a)	1	25
IDT Corp. - Class B	3	52
Inteliquent Inc.	5	72
Iridium Communications Inc. (a) (b)	13	105
Lumos Networks Corp. (a)	3	37
NTELOS Holdings Corp. (a) (b)	2	21
ORBCOMM Inc. (a) (b)	9	91
Shenandoah Telecommunications Co.	7	183
Spok Holdings Inc.	3	56
Straight Path Communications Inc. - Class B (a) (b)	1	40
Vonage Holdings Corp. (a)	29	134
		1,641
UTILITIES - 2.7%
American States Water Co. (b)	4	176
Artesian Resources Corp. - Class A (b)	2	43
California Water Service Group	6	162
Chesapeake Utilities Corp.	2	125
Connecticut Water Services Inc.	2	68
Consolidated Water Co. Ltd. (b)	2	24
Delta Natural Gas Co. Inc.	2	36
El Paso Electric Co.	4	177
Empire District Electric Co.	6	194
Gas Natural Inc.	2	14
Genie Energy Ltd. - Class B (b)	4	29
MGE Energy Inc.	4	190
Middlesex Water Co.	2	74
Northwest Natural Gas Co.	4	190
Ormat Technologies Inc. (b)	2	99
Otter Tail Corp. (b)	5	134
Pattern Energy Group Inc. - Class A (b)	7	132
RGC Resources Inc.	—	7
SJW Corp.	3	108
South Jersey Industries Inc.	5	151
Unitil Corp.	2	99
York Water Co. (b)	2	62
		2,294
Total Common Stocks (cost $76,576)		83,108

RIGHTS - 0.0%
Vince Holding Corp. (a) (b) (e)	3	1
Total Rights (cost $0)		1

CORPORATE BONDS AND NOTES - 0.0%

HEALTH CARE - 0.0%
Catalyst Biosciences Inc., 0.00%, 02/19/18 (c) (d) (f) (g)	$7	7
Total Corporate Bonds and Notes (cost $7)		7

SHORT TERM INVESTMENTS - 12.2%

Investment Company - 0.0%
JNL Money Market Fund, 0.29% (h) (i)	35	35

Securities Lending Collateral - 12.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (i)	10,177	10,177
Total Short Term Investments (cost $10,212)		10,212
Total Investments - 111.6% (cost $86,795)		93,328
Other Assets and Liabilities, Net - (11.6%)		(9,712)
Total Net Assets - 100.0%		$83,616

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Convertible security.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Catalyst Biosciences Inc., 0.00%, 02/19/18	10/19/2015	$7	$7	—%
Vince Holding Corp.	03/08/2016	23	19	—
		$30	$26	—%

See accompanying Notes to Schedules of Investments.

JNL/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 34.6%
Adams Mill CLO Ltd., 2.10%, 07/15/26 (a) (b)	$2,000	$1,977
Adjustable Rate Mortgage Trust REMIC, 2.94%, 08/25/35 (a)	11,554	10,549
ALM X Ltd. REMIC, 3.22%, 01/15/25 (a) (b)	1,000	951
Alternative Loan Trust REMIC
5.50%, 07/25/35	6,650	6,396
6.00%, 08/25/36	4,256	3,927
6.00%, 08/25/36	4,281	4,091
Anchorage Capital CLO 3 Ltd., 2.87%, 04/28/26 (a) (b)	1,500	1,499
Apidos CDO, 2.07%, 01/19/25 (a) (b)	2,000	1,986
Apidos CDO V, 1.32%, 04/15/21 (a) (b)	1,000	946
Apidos CLO XX
2.17%, 01/19/27 (a) (b)	1,000	993
2.97%, 01/19/27 (a) (b)	500	489
ARES CLO Ltd., 2.62%, 04/17/26 (a) (b)	500	474
Ares IIIR/IVR CLO Ltd., 0.84%, 04/16/21 (a) (b)	463	451
Atrium V, 0.84%, 07/20/20 (a) (b)	148	148
Avery Point CLO Ltd.
4.07%, 07/17/25 (a) (b)	500	432
3.72%, 04/25/26 (a) (b)	500	475
Avery Point III CLO Ltd., 2.02%, 01/18/25 (a) (b)	500	488
Babson CLO Ltd.
1.72%, 04/20/25 (a) (b)	1,000	973
3.62%, 01/15/26 (a) (b)	1,000	925
Baker Street Funding CLO Ltd., 1.08%, 12/15/18 (a) (b)	1,500	1,470
Banc of America Alternative Loan Trust REMIC
6.00%, 02/25/36	18,813	18,007
6.50%, 05/25/36	10,661	9,109
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	6,073	6,317
Banc of America Re-Remic Trust REMIC, 2.72%, 06/15/18 (a) (b)	2,000	1,961
BBCMS Trust REMIC, 4.28%, 09/10/20 (a) (b)	2,300	2,254
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	3,931	3,848
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.61%, 08/11/16 (a)	2,000	1,990
Birchwood Park CLO Ltd. REMIC, 3.77%, 07/15/26 (a) (b)	250	247
BlackRock Senior Income Series IV, 0.86%, 04/20/19 (a) (b)	95	95
BlueMountain CLO II Ltd., 1.44%, 07/15/18 (a) (b)	500	484
BlueMountain CLO Ltd.
2.04%, 11/20/24 (a) (b)	2,000	1,988
3.04%, 11/30/26 (a) (b)	500	491
2.87%, 04/13/27 (a) (b)	1,500	1,458
1.81%, 10/20/27 (a) (b)	5,000	4,975
Carlyle Global Market Strategies CLO Ltd.
2.01%, 01/20/25 (a) (b)	2,500	2,484
2.74%, 01/20/28 (a) (b)	2,000	1,933
3.38%, 01/20/28 (a) (b)	5,000	4,986
3.74%, 01/20/28 (a) (b)	1,000	993
Carlyle Global Market Strategies Ltd., 2.14%, 04/17/25 (a) (b)	1,000	997
Carlyle High Yield Partners VIII Ltd., 1.00%, 05/21/21 (a) (b)	500	483
Catamaran CLO Ltd., 3.27%, 04/20/26 (a) (b)	500	470
Cent CLO 19 Ltd., 1.95%, 10/29/25 (a) (b)	500	489
Cent CLO 22 Ltd., 3.82%, 11/07/26 (a) (b)	1,000	977
CGBAM Commercial Mortgage Trust REMIC, 2.44%, 02/15/19 (a) (b)	1,600	1,545
Chase Mortgage Finance Trust REMIC, 6.00%, 10/25/36	16,220	13,479
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	6,393	5,572
5.44%, 01/25/38	5,731	4,860
Citi Held For Asset Issuance, 1.85%, 12/15/21 (b)	2,547	2,541
Citigroup Commercial Mortgage Trust REMIC
5.70%, 06/10/17 (a)	2,149	2,171
3.64%, 09/10/24	1,766	1,866
Interest Only, 1.36%, 02/10/49 (a)	22,086	2,082
Citigroup Mortgage Loan Trust REMIC, 6.00%, 05/25/37 (a) (b)	6,670	6,330
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,457
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	3,704	3,258
6.00%, 05/25/37	3,288	2,795
COMM Mortgage Trust REMIC
4.65%, 12/10/25 (a)	2,274	2,227
4.80%, 02/10/49	1,340	1,312
Interest Only, 1.24%, 10/10/25 (a)	20,168	1,501
Interest Only, 1.18%, 05/10/47 (a)	38,312	2,332
Interest Only, 1.07%, 10/10/48 (a)	30,820	2,188
Commercial Mortgage Pass-Through Certificates REMIC
4.72%, 08/10/24 (a)	1,500	1,487
Interest Only, 1.18%, 02/10/48 (a)	29,827	2,065
Commercial Mortgage Trust REMIC
3.82%, 05/10/24	1,766	1,898
3.59%, 10/10/24	1,766	1,880
3.83%, 01/10/25 (a)	1,820	1,846
3.80%, 04/10/25	3,000	3,125
Core Industrial Trust REMIC, 3.85%, 02/10/22 (a) (b)	2,000	1,957
Credit Suisse Commercial Mortgage Trust REMIC
5.51%, 09/15/16	2,229	2,248
5.94%, 07/15/17 (a)	4,500	4,497
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	7,932	5,227
6.00%, 12/25/35	12,020	9,980
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (a)	1,651	1,703
6.00%, 03/25/36	7,879	6,670
CSAIL Commercial Mortgage Trust REMIC
4.59%, 11/18/25 (a)	1,911	1,783
Interest Only, 0.97%, 01/17/25 (a)	21,081	1,253
CSMC Trust REMIC
3.00%, 03/25/29 (a) (b)	11,024	11,295
2.74%, 11/27/37 (a) (b)	15,500	13,998
4.25%, 07/26/55 (a) (b)	13,278	13,068
CSMLT Trust REMIC
3.50%, 08/25/34 (a) (b)	9,391	9,518
3.50%, 06/25/36 (a) (b)	19,862	20,197
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,900	9,747
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.73%, 09/25/47 (a)	33,265	25,279
Dryden XI-Leveraged Loan CDO, 2.22%, 04/12/20 (a) (b)	1,000	934
Dryden XVI-Leveraged Loan CDO, 0.86%, 10/20/20 (a) (b)	55	54
Dryden XXV Senior Loan Fund, 4.62%, 01/15/25 (a) (b)	500	459

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Eaton Vance CDO VIII Ltd., 1.27%, 08/15/22 (a) (b)	1,250	1,162
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	7,041	5,658
First Horizon Asset Securities Inc. REMIC, 6.25%, 11/25/37	9,919	8,319
Franklin CLO VI Ltd., 0.85%, 08/09/19 (a) (b)	3,495	3,403
Galaxy XV CLO Ltd., 2.47%, 04/15/25 (a) (b)	500	481
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,482	5,075
Goldentree Loan Opportunities VI Ltd., 4.82%, 04/17/22 (a) (b)	250	240
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,603
6.03%, 09/10/17 (a)	4,000	3,934
GS Mortgage Securities Corp. II REMIC, 5.79%, 05/10/17 (a)	1,794	1,848
GS Mortgage Securities Trust
2.37%, 02/15/18 (a) (b)	2,238	2,238
REMIC, 3.63%, 11/13/24	1,500	1,587
REMIC, Interest Only, 1.38%, 10/10/25 (a)	24,938	2,272
REMIC, Interest Only, 1.18%, 04/10/47 (a)	21,893	1,350
REMIC, Interest Only, 0.88%, 09/10/47 (a)	49,096	2,418
REMIC, Interest Only, 0.84%, 11/10/48 (a)	34,931	2,122
Halcyon Loan Advisors Funding Ltd.
3.62%, 08/15/23 (a) (b)	500	484
3.47%, 12/20/24 (a) (b)	1,430	1,233
3.32%, 08/01/25 (a) (b)	250	230
4.42%, 08/01/25 (a) (b)	1,000	833
2.15%, 04/18/26 (a) (b)	1,000	983
Hildene CLO IV Ltd., 2.12%, 07/23/27 (a) (b)	2,000	1,964
IndyMac INDA Mortgage Loan Trust REMIC, 2.82%, 09/25/36 (a)	9,027	7,622
ING IM CLO Ltd.
5.62%, 04/15/24 (a) (b)	250	202
2.07%, 01/18/26 (a) (b)	1,000	984
ING Investment Management CLO II Ltd., 2.22%, 08/01/20 (a)	1,000	936
ING Investment Management Co., 3.38%, 03/14/22 (a) (b)	500	496
Jamestown CLO Ltd., 2.12%, 07/15/26 (a) (b)	500	484
Jamestown CLO XI Ltd., 2.22%, 02/20/27 (a) (b)	1,000	988
JPMBB Commercial Mortgage Securities Trust REMIC
4.66%, 07/15/24 (a)	2,000	1,956
3.49%, 12/15/24	950	1,003
4.67%, 10/15/25 (a)	2,370	2,107
4.62%, 11/15/25 (a)	2,224	2,038
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.69%, 01/17/17 (a) (b)	1,000	973
5.88%, 09/12/17 (a)	2,500	2,615
5.37%, 05/15/47	2,471	2,481
5.70%, 02/12/49 (a)	2,000	2,042
6.01%, 02/15/51 (a)	1,160	1,210
6.08%, 02/12/51 (a)	1,245	1,211
JPMorgan Mortgage Acquisition Trust REMIC, 0.54%, 05/25/37 (a)	1,635	1,615
JPMorgan Resecuritization Trust REMIC, 5.00%, 03/26/37 (a) (b)	5,569	4,415
KKR Financial CLO Corp., 0.97%, 05/15/21 (a) (b)	524	521
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,896
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	1,996
5.49%, 02/15/40	3,000	3,047
LCM LP
2.12%, 07/15/26 (a) (b)	1,500	1,493
4.22%, 07/15/26 (a) (b)	500	433
LCM X LP
2.52%, 04/15/22 (a) (b)	500	495
3.47%, 04/15/22 (a) (b)	500	493
LCM XI LP
2.77%, 04/19/22 (a) (b)	500	500
4.57%, 04/19/22 (a) (b)	250	239
LCM XIV LP, 4.12%, 07/15/25 (a) (b)	500	445
LCM XV LP, 3.73%, 08/25/24 (a) (b)	1,000	987
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	1,700	1,571
Madison Park Funding IV Ltd.
0.92%, 03/22/21 (a) (b)	1,500	1,451
2.05%, 03/22/21 (a) (b)	500	453
Madison Park Funding Ltd.
3.72%, 07/20/26 (a) (b)	500	494
4.57%, 10/21/26 (a) (b)	1,500	1,323
Madison Park Funding XV Ltd., 4.32%, 01/27/26 (a) (b)	500	435
Madison Park Funding XVI Ltd., 3.62%, 04/20/26 (a) (b)	1,500	1,473
MAPS CLO Fund II Ltd., 1.52%, 07/20/22 (a) (b)	1,000	934
Merrill Lynch Mortgage Trust REMIC, 5.84%, 07/12/17 (a)	2,192	2,142
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.49%, 09/15/24	1,500	1,474
3.53%, 11/15/24	2,000	2,110
4.00%, 12/15/24	2,000	1,772
4.16%, 01/15/25	1,200	1,224
4.46%, 01/15/25	1,200	1,105
4.53%, 09/15/25 (a)	2,320	2,174
Interest Only, 1.30%, 01/15/26 (a)	24,506	2,162
Interest Only, 1.65%, 02/15/46 (a)	27,291	1,886
Morgan Stanley Capital I Trust REMIC, 3.69%, 08/11/21 (a) (b)	2,000	2,001
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,875	1,309
6.00%, 08/25/37	2,975	2,640
Nautique Funding Ltd., 2.32%, 04/15/20 (a) (b)	500	462
New Residential Mortgage Loan Trust REMIC, 3.75%, 03/25/56 (a) (b)	40,000	41,250
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.86%, 02/25/36 (a)	2,369	2,014
North End CLO Ltd.
3.12%, 07/17/25 (a) (b)	500	432
3.37%, 07/17/25 (a) (b)	1,000	956
NYLIM Flatiron CLO Ltd., 0.86%, 08/08/20 (a) (b)	104	103
Oaktree CLO, 4.37%, 02/13/25 (a) (b)	250	217
Octagon Investment Partners XX Ltd., 2.06%, 08/12/26 (a) (b)	1,500	1,485
Octagon Investment Partners XXI Ltd.
3.82%, 11/14/26 (a) (b)	1,000	977
4.27%, 11/14/26 (a) (b)	1,000	867
Octagon Investment Partners XXII Ltd., 5.20%, 11/22/25 (a) (b)	1,000	889
OZLM Funding V Ltd., 2.12%, 01/17/26 (a) (b)	1,000	992
OZLM VI Ltd., 2.77%, 04/17/26 (a) (b)	2,000	1,929
Pinnacle Park CLO Ltd., 3.72%, 04/15/26 (a) (b)	1,500	1,480
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47	12,780	13,108
RALI Series Trust REMIC, 5.75%, 01/25/34	4,046	4,098

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RALI Trust REMIC
3.84%, 09/25/35 (a)	4,365	3,476
3.93%, 01/25/36 (a)	9,902	7,850
6.00%, 05/25/36	7,045	5,981
RAMP Trust REMIC, 0.75%, 11/25/35 (a)	13,586	10,821
RBSGC Mortgage Loan Trust REMIC
0.88%, 01/25/37 (a)	8,224	4,778
6.75%, 01/25/37	11,637	10,697
Interest Only, 5.62%, 01/25/37 (a)	8,224	1,931
Regatta V Funding Ltd., 2.18%, 10/25/26 (a) (b)	1,000	987
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	5,671	4,650
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	5,916	5,060
6.25%, 11/25/36	12,828	8,676
0.88%, 04/25/37 (a)	9,107	4,385
43.06%, 04/25/37 (a)	1,188	2,841
6.00%, 08/25/37	27,230	22,621
Residential Funding Mortgage Securities Inc. Trust REMIC
5.50%, 05/25/35	5,695	5,851
6.00%, 07/25/36	1,012	952
6.00%, 11/25/36	5,760	5,335
6.00%, 02/25/37	2,247	2,031
6.00%, 05/25/37	17,841	16,051
6.00%, 04/25/37	4,838	4,261
6.00%, 07/25/37	4,310	3,873
Shenton Aircraft Investments I Ltd., 4.75%, 11/15/27 (b)	14,501	14,364
Slater Mill Loan Fund LP, 3.27%, 08/17/22 (a) (b)	500	496
Sound Harbor Loan Fund Ltd., 2.12%, 10/30/26 (a) (b)	1,000	990
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	9,971
6.00%, 12/25/65 (a) (b)	10,000	10,019
STARM Mortgage Loan Trust REMIC, 3.11%, 04/25/37 (a)	3,231	2,511
Steele Creek CLO Ltd., 2.22%, 08/21/26 (a) (b)	250	246
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.71%, 11/25/35 (a)	15,465	13,705
Thacher Park CLO, 4.15%, 10/20/26 (a) (b)	1,000	864
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,381
Venture CDO Ltd., 2.12%, 04/15/26 (a) (b)	500	493
Venture XIV CLO Ltd.
2.49%, 08/28/25 (a) (b)	500	474
4.39%, 08/28/25 (a) (b)	500	431
Venture XV CLO Ltd., 3.72%, 07/15/25 (a) (b)	1,250	1,193
Venture XVII CLO Ltd.
2.10%, 07/15/26 (a) (b)	500	496
2.72%, 07/15/26 (a) (b)	500	473
Voya CLO Ltd., 2.12%, 10/14/26 (a) (b)	3,500	3,469
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,036
5.66%, 03/15/45 (a)	206	206
5.70%, 06/15/49 (b)	1,695	1,733
5.95%, 02/15/51 (a)	5,000	4,925
Washington Mill CLO Ltd.
2.12%, 04/20/26 (a) (b)	1,000	984
2.67%, 04/20/26 (a) (b)	500	478
3.62%, 04/20/26 (a) (b)	500	476
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	5,872	4,953
6.00%, 07/25/36	3,288	2,774
5.50%, 04/25/37	4,671	4,395
Waterfall Commercial Mortgage Trust REMIC, 4.10%, 09/19/22 (a) (b)	17,916	17,638
Wells Fargo & Co. Interest Only REMIC, 1.04%, 12/15/48 (a)	27,468	1,922
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	7,153	6,617
6.25%, 07/25/37	6,715	6,022
6.25%, 11/25/37	2,408	2,301
Wells Fargo Commercial Mortgage Trust
Interest Only, 1.40%, 04/15/50 (a)	24,833	2,048
REMIC, 4.61%, 11/15/25 (a)	1,850	1,759
REMIC, 3.60%, 11/18/25 (a)	2,031	1,471
REMIC, 4.72%, 01/15/59 (a)	1,577	1,486
Wells Fargo Mortgage Backed Securities REMIC
3.41%, 12/15/24	1,138	1,189
3.96%, 12/15/24	1,761	1,808
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	4,214	4,276
6.00%, 04/25/37	3,234	3,152
6.00%, 06/25/37	6,554	6,497
Wells Fargo-RBS Commercial Mortgage Trust REMIC
3.90%, 03/15/59 (c)	1,508	1,372
Interest Only, 1.99%, 03/15/59 (a) (c)	15,620	1,884
WF-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.27%, 03/15/47 (a)	23,263	1,457
Interest Only, 0.95%, 11/15/47 (a)	29,265	1,679
WG Horizons CLO I, 2.34%, 05/24/19 (a) (b)	1,000	942
WinWater Mortgage Loan Trust REMIC, 3.50%, 09/20/36 (a) (b)	17,798	18,083
Total Non-U.S. Government Agency Asset-Backed Securities (cost $833,299)		821,359

GOVERNMENT AND AGENCY OBLIGATIONS - 48.1%

GOVERNMENT SECURITIES - 3.5%
U.S. Treasury Securities - 3.5%
U.S. Treasury Note, 2.25%, 11/15/25	80,000	83,291

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 44.6%

Federal Home Loan Mortgage Corp. - 24.0%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 03/01/46	251,997	258,381
4.00%, 09/01/43 - 02/01/44	17,590	18,948
3.50%, 02/01/46	39,860	41,910
REMIC, 3.00%, 02/15/32 - 02/15/45	223,007	228,810
REMIC, 3.50%, 09/15/33	5,000	5,397
REMIC, 4.50%, 01/15/40	792	826
REMIC, 6.29%, 06/15/42 (a)	2,047	2,102
REMIC, 4.87%, 01/15/43 (a)	5,045	4,641
REMIC, 4.00%, 11/15/44	1,569	1,799
REMIC, Interest Only, 6.06%, 11/15/40 - 12/15/40 (a)	29,689	5,330
REMIC, Interest Only, 5.46%, 01/15/54 (a)	10,219	1,760
		569,904
Federal National Mortgage Association - 18.9%
Federal National Mortgage Association
4.50%, 04/01/26	7,593	8,191
3.00%, 09/01/33 - 03/01/35	142,881	149,000
3.50%, 09/01/43 - 08/01/45	58,230	61,062
REMIC, 1.50%, 03/25/28	10,195	10,078
REMIC, 3.00%, 06/25/33 - 12/25/44	137,134	137,951
REMIC, 4.00%, 10/25/40 - 01/25/44	16,709	18,587
REMIC, 2.00%, 09/25/41	8,176	8,174
REMIC, 2.50%, 11/25/45	46,537	47,020
REMIC, Interest Only, 6.25%, 12/25/25 (a)	3,988	605

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, Interest Only, 6.17%, 02/25/35 - 01/25/40 (a)	45,158	6,767
REMIC, Interest Only, 6.07%, 09/25/41 (a)	3,518	725
		448,160
Government National Mortgage Association - 1.7%
Government National Mortgage Association
3.50%, 10/20/45	28,319	29,540
REMIC, 8.84%, 12/20/40 (a)	6,000	6,944
REMIC, Interest Only, 5.67%, 03/20/40 (a)	18,768	2,424
REMIC, Principal Only, 0.00%, 03/16/33 (d)	1,699	1,693
		40,601
Total Government and Agency Obligations (cost $1,105,764)		1,141,956

SHORT TERM INVESTMENTS - 17.0%

Investment Company - 17.0%
JNL Money Market Fund, 0.29% (e) (f)	403,430	403,430
Total Short Term Investments (cost $403,430)		403,430
Total Investments - 99.7% (cost $2,342,493)		2,366,745
Other Assets and Liabilities, Net - 0.3%		8,069
Total Net Assets - 100.0%		$2,374,814

(a)         Variable rate securities. Rate stated was in effect as of March 31, 2016.

(b)         The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of March 31, 2016, the aggregate value of these liquid securities was $311,661 which represented 13.1% of net assets.

(c)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(d)         Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)          Investment in affiliate.

(f)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

COMMON STOCKS - 2.4%

ICELAND - 1.1%
Eimskipafelag Islands hf	335	$646
Hagar hf	2,017	795
HB Grandi	2,034	636
Icelandair Group hf	3,803	1,156
Marel hf	524	1,027
Reitir Fasteignafelag hf	1,114	769
		5,029
ROMANIA - 0.6%
Banca Transilvania	718	492
BRD-Groupe Societe Generale (a)	141	377
Electrica SA	118	370
OMV Petrom SA	3,850	235
Societatea Nationala de Gaze Naturale ROMGAZ SA	40	277
Societatea Nationala Nuclearelectrica SA	50	68
Transelectrica SA	58	434
Transgaz SA Medias	6	383
		2,636
SINGAPORE - 0.7%
Yoma Strategic Holdings Ltd. (a) (b)	7,942	3,038
Total Common Stocks (cost $11,023)		10,703

CORPORATE BONDS AND NOTES - 2.2%

AZERBAIJAN - 0.4%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17	$1,900	1,782

GEORGIA - 1.1%
Bank of Georgia JSC, 7.75%, 07/05/17	4,707	4,858

RUSSIAN FEDERATION - 0.7%
Gazprom OAO Via Gaz Capital SA, 3.76%, 03/15/17, EUR	2,242	2,590
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	586	599
		3,189
Total Corporate Bonds and Notes (cost $9,732)		9,829

GOVERNMENT AND AGENCY OBLIGATIONS - 79.2%

ALBANIA - 2.2%
Albania Government International Bond, 5.75%, 11/12/20, EUR	8,113	9,670

ANGOLA - 1.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	7,082	6,887

ARGENTINA - 1.5%
Argentina Bonad Bond
1.75%, 10/28/16	1,529	1,469
0.75%, 02/22/17 - 09/21/17	4,832	4,387
2.40%, 03/18/18	1,119	998
		6,854
ARMENIA - 1.7%
Republic of Armenia, 7.15%, 03/26/25	7,670	7,550

BARBADOS - 1.2%
Barbados Government International Bond
7.00%, 08/04/22 (c)	472	464
6.63%, 12/05/35	5,066	4,118
6.63%, 12/05/35 (c)	823	669
		5,251
BELARUS - 2.1%
Republic of Belarus, 8.95%, 01/26/18	9,009	9,369

CYPRUS - 2.7%
Cyprus Government International Bond
4.75%, 06/25/19, EUR	4,447	5,329
4.63%, 02/03/20 (c), EUR	2,456	2,938
3.88%, 05/06/22, EUR	3,267	3,793
		12,060
CÔTE D’IVOIRE - 1.1%
Ivory Coast Government International Bond
6.38%, 03/03/28 (c)	4,500	4,253
5.75%, 12/31/32	565	521
		4,774
DOMINICAN REPUBLIC - 3.1%
Dominican Republic Bond, 10.40%, 05/10/19, DOP	151,600	3,362
Dominican Republic International Bond
16.00%, 02/10/17, DOP	36,600	845
13.50%, 08/04/17, DOP	5,500	126
14.00%, 06/08/18, DOP	143,100	3,387

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
15.00%, 04/05/19, DOP	53,200	1,307
5.50%, 01/27/25 (c)	2,061	2,061
8.63%, 04/20/27	2,284	2,569
8.63%, 04/20/27 (c)	213	240
		13,897
ECUADOR - 5.1%
Ecuador Government International Bond
10.50%, 03/24/20 (c)	6,745	6,070
7.95%, 06/20/24	13,342	11,074
7.95%, 06/20/24 (c)	6,282	5,214
		22,358
GEORGIA - 0.8%
Georgia Government International Bond, 6.88%, 04/12/21	2,314	2,493
Georgia Treasury Bond, 14.38%, 07/16/20, GEL	1,968	872
		3,365
HONDURAS - 1.0%
Honduras Government International Bond, 7.50%, 03/15/24	1,190	1,259
Republic of Honduras, 8.75%, 12/16/20	2,726	3,046
		4,305
ICELAND - 3.5%
Central Bank of Iceland, 6.00%, 10/13/16, ISO	275,203	1,646
Iceland Rikisbref
6.25%, 02/05/20, ISK	589,018	4,849
7.25%, 10/26/22, ISK	189,541	1,655
8.00%, 06/12/25, ISK	644,337	6,046
6.50%, 01/24/31, ISK	119,138	1,030
		15,226
INDIA - 1.4%
India Government Bond, 8.40%, 07/28/24, INR	400,000	6,272

IRAQ - 4.0%
Republic of Iraq, 5.80%, 01/15/28	25,912	17,802

KAZAKHSTAN - 4.5%
Kazakhstan Government International Bond
5.13%, 07/21/25 (c)	14,233	14,657
6.50%, 07/21/45 (c)	4,816	5,001
		19,658
KENYA - 2.2%
Kenya Government International Bond
6.88%, 06/24/24	9,081	8,559
6.88%, 06/24/24 (c)	1,193	1,124
		9,683
LEBANON - 2.4%
Lebanon Government International Bond, 4.50%, 04/22/16	4,675	4,669
Lebanon Treasury Note
6.18%, 07/28/16 - 12/29/16, LBP	7,122,360	4,748
5.84%, 09/01/16, LBP	1,849,960	1,231
		10,648
MACEDONIA - 4.7%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20 (c), EUR	3,640	4,130
3.98%, 07/24/21, EUR	5,018	5,432
3.98%, 07/24/21 (b) (c), EUR	10,122	10,956
		20,518
MONGOLIA - 3.9%
Development Bank of Mongolia LLC, 5.75%, 03/21/17	2,699	2,598
Mongolia Government International Bond
4.13%, 01/05/18	8,029	7,346
4.13%, 01/05/18 (c)	354	324
10.88%, 04/06/21 (c)	1,000	999
5.13%, 12/05/22	6,727	5,217
5.13%, 12/05/22 (c)	664	515
		16,999
NEW ZEALAND - 4.1%
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (d), NZD	4,191	3,018
3.00%, 09/20/30 (d), NZD	10,693	8,447
2.50%, 09/20/35 (d), NZD	9,340	6,834
		18,299
NIGERIA - 1.1%
Nigeria Government International Bond, 5.13%, 07/12/18 (b)	4,946	4,897

PARAGUAY - 1.1%
Republic of Paraguay
6.10%, 08/11/44 (c)	1,903	1,939
6.10%, 08/11/44	2,665	2,718
		4,657
RUSSIAN FEDERATION - 4.1%
Russia Federal Bond
7.60%, 07/20/22, RUB	60,545	841
7.05%, 01/19/28, RUB	811,297	10,464
Russia Government Bond, 8.15%, 02/03/27, RUB	495,579	7,000
		18,305
RWANDA - 1.5%
Rwanda International Government Bond, 6.63%, 05/02/23 (b)	6,665	6,415

SERBIA - 5.2%
Republic of Serbia
5.88%, 12/03/18	16	17
7.25%, 09/28/21	352	393
Serbia Treasury Bond, 10.00%, 05/08/17 - 02/05/22, RSD	2,199,320	22,565
		22,975
SLOVENIA - 1.0%
Slovenia Government International Bond, 5.50%, 10/26/22	3,970	4,490

SRI LANKA - 1.2%
Sri Lanka Government Bond, 10.00%, 10/01/22, LKR	112,530	672
Sri Lanka Government International Bond
6.25%, 07/27/21	998	974
5.88%, 07/25/22	1,772	1,669
6.85%, 11/03/25	1,881	1,793
		5,108
TANZANIA - 3.2%
Tanzania Government International Bond, 6.89%, 03/08/20 (e)	14,244	14,315

THAILAND - 1.4%
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (f), THB	222,383	6,063

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

	Shares/Par/Contracts †	Value
UNITED STATES OF AMERICA - 0.7%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.66%, 06/15/32 (e)	3,864	557
Federal National Mortgage Association REMIC
Interest Only, 5.77%, 03/25/33 (e)	1,419	275
Interest Only, 5.62%, 11/25/38 (e)	3,435	365
Interest Only, 5.82%, 07/25/42 - 04/25/43 (e)	7,131	1,118
Interest Only, 5.72%, 01/25/43 (e)	3,615	615
		2,930
VENEZUELA - 1.9%
Venezuela Government International Bond
7.65%, 04/21/25	908	302
9.25%, 09/15/27	13,825	5,530
11.95%, 08/05/31	6,299	2,488
		8,320
ZAMBIA - 2.0%
Zambia Government International Bond
5.38%, 09/20/22	835	635
8.50%, 04/14/24 (c)	6,124	5,068
8.97%, 07/30/27 (c)	3,817	3,139
		8,842
Total Government and Agency Obligations (cost $355,890)		348,762
INVESTMENT COMPANIES - 0.4%
Fondul Proprietatea SA	10,011	1,966
Total Investment Companies (cost $2,514)		1,966

PURCHASED OPTIONS - 0.5%
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.34, Expiration 06/07/16, CIT	6,640,000	158
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.34, Expiration 06/07/16, SCB	8,221,000	195
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, DUB	6,360,000	147
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB	7,230,000	170
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB	7,150,000	325
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.46, Expiration 06/15/17, SCB	7,659,000	347
Euro versus USD Call Option, Strike Price EUR 1.10, Expiration 11/01/16, DUB	13,983,000	210
Eurodollar versus SEK Put Option, Strike Price EUR 9.00, Expiration 09/07/16, GSC	34,795,000	368
Eurodollar versus USD Call Option, Strike Price EUR 1.10, Expiration 07/15/16, GSC	18,550,000	198
Nikkei 225 Index Call Option, Strike Price JPY 20,000, Expiration 06/10/16, GSC	188	25
Total Purchased Options (cost $2,594)		2,143

	Shares/Par †
VARIABLE RATE SENIOR LOAN INTERESTS - 1.3% (e)

ETHIOPIA - 0.5%
Ethiopian Railways Corp. Delayed Draw Term Loan, 4.61%, 08/01/21 (g) (h)	$2,700	2,403

KENYA - 0.8%
Government of the Republic of Kenya Term Loan, 5.95%, 10/28/17 (g) (h)	3,390	3,373
Total Variable Rate Senior Loan Interests (cost $5,981)		5,776

SHORT TERM INVESTMENTS - 15.5%

Investment Company - 3.6%
JNL Money Market Fund, 0.29% (i) (j)	15,769	15,769

Repurchase Agreements - 2.1%
Spain - 2.1%
Repurchase Agreement with BOA, (0.60)%, (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,739) acquired on 03/09/16, due 04/14/16 at $9,099 (h), EUR	7,996	9,099

Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (j)	3,985	3,985

Treasury Securities - 8.9%
Iceland Rikisvixill
0.02%, 04/15/16, ISO	1,425,805	8,506
0.02%, 05/17/16, ISO	287,970	1,716
0.02%, 06/15/16, ISO	215,624	1,275
Lebanon Treasury Bill
0.00%, 05/26/16, LBP	1,625,600	1,071
0.00%, 06/23/16, LBP	5,274,270	3,464
0.00%, 07/28/16, LBP	3,302,710	2,159
0.00%, 08/25/16, LBP	1,591,770	1,036
0.00%, 09/22/16, LBP	816,020	530
0.00%, 10/06/16, LBP	903,850	586
0.00%, 12/01/16, LBP	3,622,830	2,325
0.00%, 12/15/16, LBP	1,927,600	1,234
0.00%, 01/19/17, LBP	345,010	220
U.S. Treasury Bill
0.51%, 06/16/16 (k)	$5,000	4,998
0.44%, 09/22/16 (k)	10,000	9,982
		39,102
Total Short Term Investments (cost $67,148)		67,955
Total Investments - 101.5% (cost $454,882)		447,134
Total Securities Sold Short - (2.0%) (proceeds $8,034)		(8,806)
Other Assets and Liabilities, Net - 0.5%		2,263
Total Net Assets - 100.0%		$440,591

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SECURITIES SOLD SHORT - 2.0%
GOVERNMENT AND AGENCY OBLIGATIONS — 2.0%

SPAIN - 2.0%
Spain Government Bond, 5.40%, 01/31/23 (c), EUR	5,943	$8,806
Total Securities Sold Short - 2.0% (proceeds $8,034)		$8,806

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2016, the aggregate value of these liquid securities was $69,760 for long term investments and ($8,806) for securities sold short which represented 15.8% and (2.0%) of net assets, respectively.

(d)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(e)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(f)	Treasury inflation indexed note, par amount is adjusted for inflation.
(g)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(h)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.
(k)	All or a portion of the security is pledged or segregated as collateral.

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/Notional	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD Call Option, GSC	07/27/2016	CNY	6.40	6,360,000	$(148)
Chinese Offshore Yuan versus USD Call Option, SCB	06/07/2016	CNY	6.34	8,221,000	(195)
Chinese Offshore Yuan versus USD Call Option, SCB	07/27/2016	CNY	6.39	7,230,000	(170)
Euro versus USD Call Option, CIT	11/01/2016	EUR	1.10	13,983,000	(209)
				35,794,000	$(722)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2015	85,693,716	$2,812
Options written during the period	10,524,000	36
Options closed during the period	(33,203,716)	(563)
Options expired during the period	(27,220,000)	(679)
Options outstanding at March 31, 2016	35,794,000	$1,606

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	June 2016	(443)	$(399)
10-Year USD Deliverable Interest Rate Swap Future	June 2016	1	(2)
30-Year USD Deliverable Interest Rate Swap Future	June 2016	(13)	(14)
5-Year USD Deliverable Interest Rate Swap Future	June 2016	(343)	(243)
Euro-Bund Future	June 2016	41	52
S&P 500 E-Mini Index Future	June 2016	(22)	(50)
SGX CNX Nifty Index Future	April 2016	153	26
Tokyo Price Index Future	June 2016	30	64
U.S. Treasury Note Future, 10-Year	June 2016	(123)	29
			$(537)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	04/13/2016	SCB	AUD	29,318	$22,464	$725
AUD/USD	05/05/2016	SCB	AUD	17,463	13,367	36
CNH/USD	06/13/2016	SCB	CNH	44,525	6,867	70

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CNH/USD	07/29/2016	GSC	CNH	69,367	$10,670	$110
CNH/USD	07/29/2016	SCB	CNH	38,605	5,939	62
EUR/GBP	04/04/2016	SCB	GBP	(12,759)	(18,325)	408
EUR/HUF	05/04/2016	BOA	HUF	(2,963,377)	(10,736)	55
EUR/HUF	05/04/2016	JPM	HUF	(2,829,897)	(10,252)	56
EUR/HUF	05/05/2016	CGM	HUF	(2,684,430)	(9,725)	67
EUR/HUF	05/05/2016	DUB	HUF	(2,667,570)	(9,664)	65
EUR/SEK	04/19/2016	BNP	SEK	(12,970)	(1,598)	(48)
EUR/USD	06/29/2016	SCB	EUR	87	99	1
GBP/EUR	04/04/2016	SCB	EUR	(16,424)	(18,689)	(365)
HUF/EUR	05/04/2016	BOA	EUR	(9,541)	(10,866)	(130)
HUF/EUR	05/04/2016	JPM	EUR	(9,090)	(10,353)	(101)
HUF/EUR	05/05/2016	CGM	EUR	(8,618)	(9,815)	(90)
HUF/EUR	05/05/2016	DUB	EUR	(8,650)	(9,851)	(188)
IDR/USD	04/12/2016	SCB	IDR	23,771,181	1,790	50
IDR/USD	04/12/2016	GSC	IDR	24,310,740	1,831	58
IDR/USD	04/18/2016	CGM	IDR	36,199,476	2,724	50
IDR/USD	04/18/2016	GSC	IDR	12,116,341	912	16
IDR/USD	04/18/2016	BNP	IDR	14,903,730	1,122	20
IDR/USD	04/18/2016	SCB	IDR	14,789,337	1,113	22
IDR/USD	05/12/2016	JPM	IDR	30,514,195	2,288	58
IDR/USD	05/12/2016	GSC	IDR	15,182,843	1,138	28
IDR/USD	05/16/2016	GSC	IDR	15,145,426	1,135	25
IDR/USD	05/16/2016	SCB	IDR	29,807,461	2,233	51
IDR/USD	05/16/2016	BNP	IDR	29,807,460	2,233	52
IDR/USD	05/25/2016	JPM	IDR	6,192,070	463	9
IDR/USD	05/25/2016	GSC	IDR	36,497,728	2,730	54
IDR/USD	05/25/2016	BNP	IDR	12,019,902	899	18
INR/USD	05/09/2016	BNP	INR	1,468,542	22,029	627
JPY/USD	05/25/2016	SCB	JPY	858,879	7,643	601
JPY/USD	05/25/2016	GSC	JPY	876,248	7,797	615
MXN/USD	04/19/2016	MSC	MXN	134,423	7,770	330
MXN/USD	05/19/2016	JPM	MXN	133,785	7,711	621
NZD/USD	06/09/2016	SCB	NZD	6,773	4,665	6
NZD/USD	06/09/2016	GSC	NZD	6,773	4,665	—
NZD/USD	06/13/2016	JPM	NZD	13,850	9,538	4
OMR/USD	04/01/2016	BNP	OMR	2,303	5,980	(2)
OMR/USD	04/01/2016	BNP	OMR	2,303	5,980	24
OMR/USD	05/11/2016	BNP	OMR	1,721	4,462	15
OMR/USD	06/06/2016	BNP	OMR	5,904	15,292	42
RON/EUR	05/03/2016	BNP	EUR	(2,316)	(2,638)	3
RON/EUR	05/03/2016	DUB	EUR	(349)	(398)	—
RON/EUR	03/02/2017	DUB	EUR	(4,012)	(4,621)	9
RON/EUR	03/06/2017	BOA	EUR	(8,470)	(9,758)	(7)
RON/EUR	03/08/2017	BNP	EUR	(9,237)	(10,642)	(2)
RSD/EUR	09/21/2016	DUB	EUR	(1,505)	(1,723)	11
RUB/USD	04/21/2016	DUB	RUB	50,977	755	8
SAR/USD	04/14/2016	BNP	SAR	11,642	3,103	21
SEK/EUR	04/19/2016	BNP	EUR	(8,330)	(9,483)	151
SEK/EUR	04/22/2016	SCB	EUR	(12,594)	(14,339)	196
SEK/EUR	04/25/2016	GSC	EUR	(4,210)	(4,793)	53
TWD/USD	04/26/2016	BNP	TWD	15,004	466	2
TWD/USD	04/29/2016	SCB	TWD	70,300	2,185	10
TWD/USD	04/29/2016	DUB	TWD	144,700	4,497	19
TWD/USD	01/12/2017	DUB	TWD	66,603	2,080	17
TWD/USD	01/12/2017	JPM	TWD	49,451	1,544	12
TWD/USD	01/17/2017	CGM	TWD	77,379	2,417	15
TWD/USD	01/17/2017	BNP	TWD	154,033	4,811	44
TWD/USD	01/17/2017	DUB	TWD	71,276	2,226	20
TWD/USD	01/19/2017	GSC	TWD	81,902	2,558	18
TWD/USD	01/19/2017	BNP	TWD	89,350	2,791	18

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
TWD/USD	01/26/2017	BNP	TWD	93,258	$2,914	$28
TWD/USD	01/26/2017	BOA	TWD	84,262	2,633	25
TWD/USD	02/02/2017	GSC	TWD	121,963	3,811	28
TWD/USD	02/02/2017	SCB	TWD	108,518	3,391	27
TWD/USD	02/10/2017	BNP	TWD	94,047	2,940	54
TWD/USD	02/10/2017	GSC	TWD	104,535	3,267	56
TWD/USD	02/24/2017	DUB	TWD	28,424	889	26
TWD/USD	02/24/2017	CGM	TWD	49,459	1,546	7
TWD/USD	02/24/2017	BNP	TWD	80,160	2,506	19
USD/AED	02/05/2018	BNP	AED	(35,804)	(9,683)	(162)
USD/AED	02/08/2018	BNP	AED	(66,790)	(18,062)	(326)
USD/AUD	04/13/2016	SCB	AUD	(29,318)	(22,465)	(1,621)
USD/AUD	05/05/2016	SCB	AUD	(17,463)	(13,367)	(1,028)
USD/CAD	06/13/2016	GSC	CAD	(4,083)	(3,144)	(99)
USD/CLP	05/16/2016	BNP	CLP	(849,877)	(1,264)	(77)
USD/CNH	06/13/2016	SCB	CNH	(44,525)	(6,866)	(191)
USD/CNH	07/29/2016	SCB	CNH	(38,605)	(5,939)	(213)
USD/CNH	07/29/2016	GSC	CNH	(69,367)	(10,671)	(313)
USD/CNH	11/14/2016	GSC	CNH	(36,789)	(5,623)	(72)
USD/CNH	11/14/2016	BOA	CNH	(14,466)	(2,211)	(28)
USD/CNH	11/18/2016	CGM	CNH	(35,569)	(5,435)	(55)
USD/CNH	11/18/2016	GSC	CNH	(14,064)	(2,149)	(26)
USD/CNH	11/30/2016	SCB	CNH	(42,522)	(6,492)	(62)
USD/CNH	11/30/2016	DUB	CNH	(17,689)	(2,701)	(26)
USD/CNH	12/19/2016	BNP	CNH	(10,676)	(1,628)	(43)
USD/CNH	12/21/2016	SCB	CNH	(18,044)	(2,751)	(79)
USD/CNH	01/12/2017	SCB	CNH	(17,871)	(2,720)	(139)
USD/CNH	02/16/2017	CGM	CNH	(16,783)	(2,549)	(103)
USD/CNH	02/16/2017	SCB	CNH	(33,078)	(5,023)	(203)
USD/CNH	03/15/2017	GSC	CNH	(19,965)	(3,026)	(1)
USD/CNH	03/15/2017	SCB	CNH	(28,880)	(4,377)	1
USD/CNH	03/22/2017	CGM	CNH	(22,027)	(3,337)	—
USD/CNH	03/22/2017	GSC	CNH	(17,569)	(2,662)	4
USD/CNH	03/22/2017	SCB	CNH	(26,354)	(3,992)	5
USD/EUR	04/13/2016	SCB	EUR	(12,093)	(13,763)	(576)
USD/EUR	05/04/2016	DUB	EUR	(2,288)	(2,606)	(51)
USD/EUR	05/11/2016	JPM	EUR	(4,336)	(4,940)	(19)
USD/EUR	05/25/2016	DUB	EUR	(8,113)	(9,246)	(219)
USD/EUR	06/02/2016	GSC	EUR	(19,349)	(22,058)	(681)
USD/EUR	06/08/2016	SCB	EUR	(20,755)	(23,666)	(761)
USD/EUR	06/29/2016	GSC	EUR	(7,647)	(8,725)	(78)
USD/EUR	06/29/2016	SCB	EUR	(4,263)	(4,865)	(47)
USD/EUR	07/01/2016	JPM	EUR	(10,687)	(12,195)	(193)
USD/GBP	06/01/2016	GSC	GBP	(12,311)	(17,685)	23
††USD/GEL	04/22/2016	HSB	GEL	(2,086)	(905)	2
USD/INR	05/09/2016	BNP	INR	(665,145)	(9,978)	(252)
USD/JPY	05/25/2016	SCB	JPY	(858,879)	(7,643)	(619)
USD/JPY	05/25/2016	GSC	JPY	(876,248)	(7,797)	(636)
USD/NOK	06/13/2016	SCB	NOK	(26,069)	(3,149)	(110)
USD/NZD	04/19/2016	MSC	NZD	(8,680)	(5,995)	(427)
USD/NZD	05/10/2016	SCB	NZD	(471)	(325)	(10)
USD/NZD	05/16/2016	CGM	NZD	(672)	(464)	(19)
USD/NZD	05/16/2016	DUB	NZD	(2,315)	(1,597)	(55)
USD/NZD	05/16/2016	BNP	NZD	(5,595)	(3,859)	(122)
USD/NZD	05/19/2016	JPM	NZD	(12,179)	(8,397)	(400)
USD/NZD	06/09/2016	GSC	NZD	(6,773)	(4,665)	(109)
USD/NZD	06/09/2016	SCB	NZD	(6,773)	(4,665)	(105)
USD/NZD	06/13/2016	JPM	NZD	(13,210)	(9,097)	(237)
USD/OMR	04/01/2016	BNP	OMR	(2,303)	(5,980)	(23)
USD/OMR	04/01/2016	BNP	OMR	(2,303)	(5,980)	2
USD/OMR	05/11/2016	BNP	OMR	(1,721)	(4,462)	(27)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/OMR	06/06/2016	BNP	OMR	(5,904)	$(15,292)	$(53)
USD/OMR	08/17/2016	BNP	OMR	(347)	(896)	(5)
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,928)	52
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,927)	53
USD/OMR	05/25/2017	BNP	OMR	(2,773)	(6,988)	77
USD/OMR	06/05/2017	BNP	OMR	(4,155)	(10,462)	137
USD/OMR	08/14/2017	BNP	OMR	(2,303)	(5,767)	103
USD/OMR	08/21/2017	BNP	OMR	(1,721)	(4,308)	79
USD/OMR	08/28/2017	BNP	OMR	(5,904)	(14,770)	276
USD/PEN	05/23/2016	BNP	PEN	(19,749)	(5,917)	(133)
USD/PEN	05/23/2016	JPM	PEN	(5,052)	(1,514)	(30)
USD/PEN	07/27/2016	SCB	PEN	(5,107)	(1,518)	(82)
USD/PEN	07/27/2016	BNP	PEN	(5,107)	(1,518)	(83)
USD/PEN	08/03/2016	BNP	PEN	(10,238)	(3,040)	(183)
USD/PEN	08/29/2016	SCB	PEN	(8,092)	(2,395)	(93)
USD/PEN	09/29/2016	BNP	PEN	(3,886)	(1,146)	(31)
USD/PEN	11/02/2016	BNP	PEN	(5,407)	(1,587)	(52)
USD/PEN	11/02/2016	SCB	PEN	(6,758)	(1,983)	(64)
USD/PEN	11/04/2016	SCB	PEN	(10,380)	(3,045)	(190)
USD/PEN	12/07/2016	BNP	PEN	(12,408)	(3,622)	(210)
USD/RON	05/18/2016	BNP	RON	(16,793)	(4,278)	(79)
USD/RUB	04/21/2016	BNP	RUB	(513,476)	(7,604)	(1,332)
USD/RUB	04/28/2016	CGM	RUB	(698,010)	(10,315)	(1,601)
USD/SGD	04/19/2016	GSC	SGD	(9,175)	(6,807)	(448)
USD/SGD	04/19/2016	SCB	SGD	(9,241)	(6,856)	(451)
USD/SGD	04/22/2016	GSC	SGD	(18,677)	(13,856)	(803)
USD/THB	05/03/2016	SCB	THB	(131,997)	(3,750)	(91)
USD/THB	05/03/2016	DUB	THB	(61,130)	(1,736)	(37)
USD/TRY	04/12/2016	BNP	TRY	(8,740)	(3,094)	(272)
USD/TRY	05/18/2016	SCB	TRY	(14,200)	(4,977)	(304)
USD/TWD	04/26/2016	JPM	TWD	(15,004)	(466)	(22)
USD/TWD	04/29/2016	DUB	TWD	(144,700)	(4,497)	(208)
USD/TWD	04/29/2016	SCB	TWD	(70,300)	(2,185)	(100)
USD/TWD	01/12/2017	JPM	TWD	(49,451)	(1,544)	(67)
USD/TWD	01/12/2017	DUB	TWD	(66,603)	(2,080)	(91)
USD/TWD	01/17/2017	CGM	TWD	(77,379)	(2,417)	(122)
USD/TWD	01/17/2017	BNP	TWD	(76,942)	(2,403)	(115)
USD/TWD	01/17/2017	DUB	TWD	(71,276)	(2,226)	(118)
USD/TWD	01/17/2017	JPM	TWD	(77,091)	(2,408)	(115)
USD/TWD	01/19/2017	BNP	TWD	(89,350)	(2,791)	(148)
USD/TWD	01/19/2017	GSC	TWD	(81,902)	(2,558)	(145)
USD/TWD	01/26/2017	BOA	TWD	(84,262)	(2,633)	(124)
USD/TWD	01/26/2017	JPM	TWD	(93,258)	(2,914)	(135)
USD/TWD	02/02/2017	SCB	TWD	(108,518)	(3,391)	(162)
USD/TWD	02/02/2017	GSC	TWD	(121,963)	(3,811)	(185)
USD/TWD	02/10/2017	BNP	TWD	(94,047)	(2,939)	(120)
USD/TWD	02/10/2017	GSC	TWD	(104,535)	(3,267)	(134)
USD/TWD	02/24/2017	BNP	TWD	(80,160)	(2,506)	(118)
USD/TWD	02/24/2017	CGM	TWD	(77,883)	(2,435)	(114)
USD/ZAR	05/03/2016	SCB	ZAR	(89,267)	(6,012)	(409)
USD/ZAR	06/09/2016	BNP	ZAR	(66,865)	(4,468)	(204)
					$(507,081)	$(14,397)

†† Forward foreign currency contracts fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
GSC	3-Month Moscow Prime Offered Rate	Paying	10.16%	03/18/2020	RUB	1,037,597	$—	$(17)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	127
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	10/29/2020	SAR	8,700	—	17
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.17%	06/29/2020	SAR	6,340	—	2
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.16%	08/03/2020	SAR	16,320	—	34
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	08/12/2020	SAR	16,235	—	(3)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.33%	08/17/2020	SAR	17,516	—	2
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	17,174	—	(14)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	18,189	—	(13)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.46%	08/19/2020	SAR	20,007	—	(30)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.26%	09/17/2020	SAR	29,400	—	41
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.34%	09/21/2020	SAR	29,400	—	14
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.23%	09/28/2020	SAR	10,672	—	21
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.54%	11/04/2020	SAR	14,830	—	(6)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.56%	11/05/2020	SAR	17,790	—	(11)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.58%	11/05/2020	SAR	8,900	—	(8)
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	07/27/2022	SAR	11,729	—	14
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.61%	07/30/2022	SAR	11,728	—	20
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.01%	06/28/2020	SAR	12,010	—	(67)
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.03%	08/02/2020	SAR	26,901	—	(135)
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.09%	11/12/2020	SAR	43,800	—	(241)
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	02/25/2021	SAR	15,703	—	17
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.62%	03/03/2021	SAR	5,170	—	7
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.76%	03/07/2021	SAR	13,086	—	(4)
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	13,898	—	(97)
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	27,204	—	(190)
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.65%	02/23/2021	SAR	6,543	—	6
BNP	7-Day China Fixing Repo Rate	Paying	2.45%	06/24/2017	CNY	30,703	—	11
BNP	7-Day China Fixing Repo Rate	Paying	2.41%	01/27/2021	CNY	23,999	—	(18)
BOA	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	35,989	—	(3)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	22
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/25/2017	CNY	74,545	—	27
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	07/16/2017	CNY	49,313	—	21
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	45,368	—	20
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	23,700	—	11
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	59,633	—	27
DUB	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	90,368	—	(5)
DUB	7-Day China Fixing Repo Rate	Paying	2.40%	01/27/2021	CNY	23,999	—	(19)
GSC	7-Day China Fixing Repo Rate	Paying	2.43%	01/27/2021	CNY	14,064	—	(9)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	22
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	28
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	64,307	—	26
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	08/20/2017	CNY	33,857	—	15
JPM	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	28
JPM	7-Day China Fixing Repo Rate	Paying	2.41%	01/27/2021	CNY	23,999	—	(18)
SCB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,606	—	25
SCB	7-Day China Fixing Repo Rate	Paying	2.50%	06/25/2017	CNY	77,921	—	36
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	61,983	—	25
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	21,668	—	10
SCB	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	104,771	—	(8)
SCB	7-Day China Fixing Repo Rate	Paying	2.40%	01/27/2021	CNY	29,804	—	(24)
BNP	Mumbai Interbank Offered Rate	Paying	6.56%	10/12/2020	INR	855,184	—	51
SCB	Mumbai Interbank Offered Rate	Paying	6.56%	10/12/2020	INR	840,073	—	50
							$—	$(163)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Canada Bankers Acceptance	Receiving	1.53%	03/30/2026	CAD	6,230	$(12)
N/A	3-Month Canada Bankers Acceptance	Receiving	1.52%	03/30/2026	CAD	6,230	(7)
N/A	3-Month LIBOR	Receiving	1.25%	06/15/2018		6,398	(26)
N/A	3-Month LIBOR	Receiving	1.25%	06/15/2018		8,916	(40)
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020		3,210	94
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020		1,690	51
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020		4,080	111
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020		3,270	89
N/A	3-Month LIBOR	Paying	1.78%	07/31/2020		2,199	63
N/A	3-Month LIBOR	Paying	1.75%	07/31/2020		1,732	47
N/A	3-Month LIBOR	Paying	1.74%	08/12/2020		4,368	117
N/A	3-Month LIBOR	Paying	1.62%	08/14/2020		4,650	102
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020		2,236	55
N/A	3-Month LIBOR	Paying	1.69%	08/17/2020		4,942	123
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020		2,395	58
N/A	3-Month LIBOR	Paying	1.70%	08/19/2020		8,171	206
N/A	3-Month LIBOR	Paying	1.55%	08/22/2020		4,954	76
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020		2,520	40
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020		1,233	19
N/A	3-Month LIBOR	Paying	1.57%	09/17/2020		7,714	150
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020		5,597	129
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020		2,269	52
N/A	3-Month LIBOR	Paying	1.54%	09/23/2020		300	5
N/A	3-Month LIBOR	Paying	1.55%	09/23/2020		310	6
N/A	3-Month LIBOR	Paying	1.43%	10/28/2020		2,230	29
N/A	3-Month LIBOR	Paying	1.42%	10/28/2020		2,230	29
N/A	3-Month LIBOR	Paying	1.38%	10/29/2020		2,300	26
N/A	3-Month LIBOR	Paying	1.52%	11/04/2020		3,775	65
N/A	3-Month LIBOR	Paying	1.54%	11/05/2020		2,295	42
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020		4,590	81
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020		2,295	41
N/A	3-Month LIBOR	Paying	1.56%	11/09/2020		2,221	42
N/A	3-Month LIBOR	Paying	1.67%	11/12/2020		3,036	73
N/A	3-Month LIBOR	Paying	1.12%	02/23/2021		384	(1)
N/A	3-Month LIBOR	Paying	1.11%	02/23/2021		1,343	(4)
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021		2,605	(1)
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021		1,303	—
N/A	3-Month LIBOR	Paying	1.15%	03/03/2021		1,304	(2)
N/A	3-Month LIBOR	Paying	1.27%	03/07/2021		3,267	15
N/A	3-Month LIBOR	Paying	2.13%	07/27/2022		2,939	140
N/A	3-Month LIBOR	Paying	2.06%	07/30/2022		3,069	137
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		3,400	(59)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		3,590	(44)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		3,698	(95)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	738
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	3,210	195
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	5,278	320
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.92%	06/25/2025	NZD	8,375	446
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	0.27%	03/31/2021	SEK	79,235	4
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	1.12%	03/31/2026	SEK	40,688	8
N/A	6-Month Euribor	Receiving	0.25%	06/15/2018	EUR	1,819	(1)
N/A	6-Month Euribor	Receiving	0.50%	06/15/2021	EUR	126	—
N/A	6-Month Euribor	Receiving	0.50%	06/15/2021	EUR	35,631	(103)
N/A	Mexican Interbank Rate	Paying	6.26%	09/29/2025	MXN	58,153	58
N/A	Mexican Interbank Rate	Paying	6.29%	10/01/2025	MXN	58,153	68
N/A	Mexican Interbank Rate	Paying	6.24%	10/02/2025	MXN	96,394	87
							$3,842

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (7)	Pay Rate (7)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)	Unrealized Depreciation
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891	(3,705)	$(611)

Schedule of Credit Default Swap Agreements

Counterparty		Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (8)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
DUB		Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	$4,900	$(53)	$(36)	$(17)
JPM		Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(46)	(15)	(31)
GSI		Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	854	2,422	(1,568)
GSI		Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(8)	(12)	4
GSI		Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(9)	(13)	4
JPM		People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(119)	(143)	24
BNP		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	1,180	223	199	24
BNP		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	10,484	1,980	1,875	105
BNP		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,170	599	592	7
BNP		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,800	718	710	8
GSI		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	2,054	1,769	285
JPM		Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	5,680	807	522	285
BNP		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(19)	4
BOA		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(14)	(24)	10
BOA		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(14)	(26)	12
CIT		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(54)	(89)	35
DUB		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(18)	3
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,930	(14)	30	(44)
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,850	(12)	43	(55)
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	5,400	(37)	66	(103)
GSI		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	35	4	31
GSI		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	9	2	7
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(12)	(15)	3
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(28)	(38)	10
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(14)	(25)	11
BNP		United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	331	146	185
BNP		United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	80	28	52
						$106,586	$7,226	$7,935	$(709)

Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.87%	1.00%	12/20/2020	$(1,930)	$11	$(22)	$33
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.87%	1.00%	12/20/2020	(1,850)	11	(34)	45
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.87%	1.00%	12/20/2020	(5,400)	33	(46)	79
CIT		Kingdom of Saudi Arabia, 12/31/2222	1.41%	1.00%	12/20/2020	(780)	(15)	(21)	6
CIT		Kingdom of Saudi Arabia, 12/31/2222	1.41%	1.00%	12/20/2020	(783)	(14)	(19)	5
CIT		Kingdom of Saudi Arabia, 12/31/2222	1.41%	1.00%	12/20/2020	(3,200)	(59)	(76)	17
CIT		Kingdom of Saudi Arabia, 12/31/2222	1.41%	1.00%	12/20/2020	(4,080)	(75)	(95)	20
DUB		Kingdom of Saudi Arabia, 12/31/2222	1.41%	1.00%	12/20/2020	(780)	(15)	(19)	4
DUB	*	Republic of Belarus, 8.95%, 01/26/2018	N/A	5.00%	12/20/2016	(1,010)	(1)	(11)	10
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.79%	1.00%	12/20/2020	(1,140)	(40)	(62)	22
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.79%	1.00%	12/20/2020	(2,280)	(80)	(119)	39
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.79%	1.00%	12/20/2020	(1,761)	(61)	(81)	20
DUB		Republic of Indonesia, 6.88%, 03/09/2017	1.79%	1.00%	12/20/2020	(1,140)	(39)	(62)	23
GSC		Republic of Indonesia, 6.88%, 03/09/2017	1.79%	1.00%	12/20/2020	(1,079)	(38)	(56)	18
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.63%	1.00%	12/20/2020	(770)	(54)	(56)	2
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.81%	1.00%	06/20/2021	(770)	(67)	(66)	(1)
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.81%	1.00%	06/20/2021	(900)	(78)	(77)	(1)
CIT		Republic of Nigeria, 6.75%, 01/28/2021	5.44%	3.50%	06/20/2016	(1,810)	(6)	(9)	3
CIT		Republic of Nigeria, 6.75%, 01/28/2021	5.44%	1.00%	09/20/2016	(400)	(8)	(11)	3

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (8)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.26%	1.00%	09/20/2020	$(4,400)	$(232)	$(343)	$111
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.87%	1.00%	06/20/2023	(2,000)	(234)	(120)	(114)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.87%	1.00%	06/20/2023	(2,236)	(262)	(128)	(134)
GSC	Republic of Turkey, 11.88%, 01/15/2030	1.06%	1.00%	12/20/2017	(1,060)	(1)	(19)	18
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(5,450)	(58)	(115)	57
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(2,570)	(27)	(52)	25
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(3,300)	(35)	(65)	30
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(7,980)	(85)	(162)	77
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(5,450)	(58)	(116)	58
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(1,090)	(12)	(23)	11
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(3,300)	(35)	(67)	32
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(1,100)	(11)	(21)	10
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.45%	1.00%	09/20/2018	(1,600)	(18)	(34)	16
					$(73,399)	$(1,663)	$(2,207)	$544

Counterparty	Reference Obligation	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	Federative Republic of Brazil, 4.25%, 01/07/2025	1.00%	12/20/2020	$10,950	$1,100	$(739)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(7)Payments delivered or received are based on the notional amount.

(8)The Prices and resulting values for credit default swap agreements on sovereign issues for which an implied credit spread is not available serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

JNL/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 4.7%
Daimler AG	16	$1,258
McDonald’s Corp.	11	1,326
Regal Entertainment Group - Class A (a)	35	747
Shaw Communications Inc. (a)	33	630
Vivendi SA	29	598
		4,559

CONSUMER STAPLES - 13.3%
Altria Group Inc.	24	1,479
British American Tobacco Plc	23	1,317
Coca-Cola Co.	13	613
Diageo Plc	26	690
Imperial Brands Plc	29	1,615
Kimberly-Clark Corp.	8	1,103
Nestle SA	7	559
PepsiCo Inc.	6	634
Philip Morris International Inc.	18	1,742
Procter & Gamble Co.	9	733
Reynolds American Inc.	30	1,516
Unilever Plc	20	915
		12,916
ENERGY - 6.7%
California Resources Corp.	—	—
Enterprise Products Partners LP	23	562
Exxon Mobil Corp.	10	826
Occidental Petroleum Corp.	18	1,228
Royal Dutch Shell Plc - ADR - Class A	25	1,230
Statoil ASA	86	1,349
Total SA	29	1,323
		6,518
FINANCIALS - 15.5%
Allianz SE	5	755
Arthur J. Gallagher & Co. (a)	12	512
AXA SA (a)	41	954
BlackRock Inc.	2	615
CME Group Inc.	8	767
Commonwealth Bank of Australia	11	647
Corrections Corp. of America (a)	35	1,113
Muenchener Rueckversicherungs AG	8	1,664
People’s United Financial Inc. (a)	44	694
SCOR SE	31	1,091
Singapore Exchange Ltd.	106	625
Svenska Handelsbanken AB - Class A	66	832
Unibail-Rodamco SE	5	1,321
Wells Fargo & Co.	15	749
Welltower Inc.	27	1,839
Westpac Banking Corp.	38	891
		15,069
HEALTH CARE - 6.9%
AbbVie Inc.	13	757
AstraZeneca Plc - ADR (a)	41	1,150
GlaxoSmithKline Plc	67	1,358
Johnson & Johnson	6	617
Merck & Co. Inc.	13	677
Pfizer Inc.	18	527
Roche Holding AG	3	628
Sanofi	6	467
Sonic Health Care Ltd.	36	515
		6,696
INDUSTRIALS - 11.3%
BAE Systems Plc	168	1,225
Deutsche Post AG	23	629
Eaton Corp. Plc	12	725
Emerson Electric Co.	13	715
Iron Mountain Inc. (a)	44	1,482
Lockheed Martin Corp.	4	781
Orkla ASA	98	882
RR Donnelley & Sons Co.	53	865
Siemens AG	9	996
United Parcel Service Inc. - Class B	7	749
Vinci SA	16	1,220
Waste Management Inc.	12	709
		10,978
INFORMATION TECHNOLOGY - 5.5%
Automatic Data Processing Inc.	7	650
Cisco Systems Inc.	27	761
Microchip Technology Inc. (a)	15	728
Microsoft Corp.	12	644
Seagate Technology Plc (a)	25	859
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	34	890
Texas Instruments Inc.	15	855
		5,387
MATERIALS - 3.2%
Agrium Inc. (a)	6	552
BASF SE	12	912
Dow Chemical Co.	21	1,092
Yara International ASA	14	540
		3,096
TELECOMMUNICATION SERVICES - 14.6%
AT&T Inc.	44	1,714
BCE Inc.	38	1,745
CenturyTel Inc.	30	962
Deutsche Telekom AG	40	724
Rogers Communications Inc. - Class B	41	1,641
Singapore Telecommunications Ltd.	238	674
Swisscom AG	3	1,428
Telstra Corp. Ltd.	296	1,209
TELUS Corp.	21	696
Verizon Communications Inc.	32	1,723
Vodafone Group Plc	512	1,626
		14,142
UTILITIES - 15.3%
Ameren Corp.	24	1,201
Duke Energy Corp. (a)	21	1,677
Entergy Corp.	18	1,436
Gas Natural SDG SA	33	662
National Grid Plc	134	1,897
PPL Corp.	50	1,897
Southern Co.	16	829
SSE Plc	45	967
TECO Energy Inc.	26	704
Terna Rete Elettrica Nazionale SpA	302	1,721
WEC Energy Group Inc.	31	1,852
		14,843
Total Common Stocks (cost $93,992)		94,204

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 5.3%

Investment Company - 2.5%
JNL Money Market Fund, 0.29% (b) (c)	2,391	2,391

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	2,776	2,776
Total Short Term Investments (cost $5,167)		5,167

Total Investments - 102.3% (cost $99,159)		99,371
Other Assets and Liabilities, Net - (2.3%)		(2,255)
Total Net Assets - 100.0%		$97,116

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/FAMCO Flex Core Covered Call Fund

COMMON STOCKS - 103.4%

CONSUMER DISCRETIONARY - 20.8%
Ford Motor Co.	180	$2,430
General Motors Co.	108	3,398
Home Depot Inc.	50	6,658
Ross Stores Inc.	64	3,723
Time Warner Inc.	54	3,925
Walt Disney Co.	28	2,781
Whirlpool Corp.	28	5,049
		27,964
CONSUMER STAPLES - 9.0%
CVS Health Corp.	61	6,338
PepsiCo Inc.	57	5,821
		12,159
ENERGY - 2.8%
Chevron Corp.	40	3,826

FINANCIALS - 9.5%
BlackRock Inc.	13	4,393
JPMorgan Chase & Co.	74	4,400
U.S. Bancorp	99	4,019
		12,812
HEALTH CARE - 8.9%
Johnson & Johnson	45	4,815
Medtronic Plc	37	2,783
Pfizer Inc.	149	4,425
		12,023
INDUSTRIALS - 24.9%
Delta Air Lines Inc.	110	5,345
General Electric Co.	139	4,409
Honeywell International Inc.	50	5,614
Lockheed Martin Corp.	21	4,718
Raytheon Co.	38	4,648
Union Pacific Corp.	51	4,049
United Parcel Service Inc. - Class B	15	1,550
United Technologies Corp.	32	3,163
		33,496
INFORMATION TECHNOLOGY - 17.1%
Apple Inc.	69	7,564
Cisco Systems Inc.	177	5,033
EMC Corp.	146	3,886
International Business Machines Corp.	15	2,196
QUALCOMM Inc.	84	4,285
		22,964
MATERIALS - 3.4%
Dow Chemical Co.	90	4,557

TELECOMMUNICATION SERVICES - 7.0%
AT&T Inc.	128	5,029
Verizon Communications Inc.	81	4,370
		9,399
Total Common Stocks (cost $126,257)		139,200

SHORT TERM INVESTMENTS - 0.3%

Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (b)	448	448
Total Short Term Investments (cost $448)		448

Total Investments - 103.7% (cost $126,705)		139,648
Other Assets and Liabilities, Net - (3.7%)		(4,991)
Total Net Assets - 100.0%		$134,657

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	04/15/2016	115.00	315	$(6)
Apple Inc.	05/20/2016	100.00	184	(187)
Apple Inc.	01/20/2017	110.00	195	(170)
AT&T Inc.	07/15/2016	37.00	1,284	(286)
BlackRock Inc.	07/15/2016	330.00	129	(288)
Chevron Corp.	06/17/2016	95.00	401	(154)
Cisco Systems Inc.	10/21/2016	28.00	1,768	(309)
CVS Health Corp.	08/19/2016	95.00	376	(376)
CVS Health Corp.	08/19/2016	105.00	235	(82)
Delta Air Lines Inc.	04/22/2016	52.00	1,098	(44)
Dow Chemical Co.	06/17/2016	50.00	896	(241)
EMC Corp.	01/19/2018	27.00	1,458	(281)
Ford Motor Co.	05/20/2016	13.75	1,800	(58)
General Electric Co.	06/17/2016	30.00	1,387	(313)
General Motors Co.	06/17/2016	30.00	905	(207)
General Motors Co.	06/17/2016	31.00	176	(27)
Home Depot Inc.	05/20/2016	135.00	499	(139)
Honeywell International Inc.	06/17/2016	110.00	501	(240)
International Business Machines Corp.	07/15/2016	135.00	145	(254)
Johnson & Johnson	10/21/2016	110.00	445	(156)
JPMorgan Chase & Co.	04/15/2016	62.50	743	(8)
Lockheed Martin Corp.	06/17/2016	225.00	213	(87)
Medtronic Plc	08/19/2016	77.50	371	(79)
PepsiCo Inc.	07/15/2016	105.00	568	(94)
Pfizer Inc.	06/17/2016	30.00	1,037	(71)
Pfizer Inc.	06/17/2016	31.00	456	(17)
Qualcomm Inc.	07/15/2016	52.50	237	(44)
Qualcomm Inc.	07/15/2016	50.00	601	(189)
Raytheon Co.	05/20/2016	125.00	69	(14)
Raytheon Co.	08/19/2016	130.00	310	(65)
Ross Stores Inc.	05/20/2016	55.00	643	(270)
The Walt Disney Co.	07/15/2016	100.00	280	(104)
Time Warner Inc.	04/15/2016	75.00	245	(21)
Time Warner Inc.	07/15/2016	67.50	296	(220)
U.S. Bancorp	06/17/2016	46.00	437	(1)
U.S. Bancorp	06/17/2016	43.00	553	(23)
Union Pacific Corp.	08/19/2016	77.50	509	(287)
United Parcel Service Inc.	07/15/2016	95.00	147	(165)
United Technologies Corp.	05/20/2016	100.00	316	(80)
Verizon Communications Inc.	07/15/2016	52.50	808	(179)
Whirlpool Corp.	06/17/2016	140.00	280	(1,148)
			23,316	$(6,984)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2015	22,709	$3,980
Options written during the period	34,408	5,719
Options closed during the period	(27,721)	(4,547)
Options exercised during the period	(692)	(42)
Options expired during the period	(5,388)	(530)
Options outstanding at March 31, 2016	23,316	$4,580

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 95.1%

AUSTRALIA - 5.5%
Amcor Ltd.	235	$2,585
Caltex Australia Ltd.	85	2,225
James Hardie Industries SE - CDI (a)	119	1,633
		6,443
BELGIUM - 2.1%
Anheuser-Busch InBev NV	20	2,477

BERMUDA - 1.5%
Signet Jewelers Ltd. (b)	14	1,758

CANADA - 1.0%
MacDonald Dettwiler & Associates Ltd.	18	1,148

DENMARK - 2.5%
Carlsberg A/S - Class B (a)	31	2,951

FINLAND - 3.6%
Sampo Oyj - Class A	90	4,258

FRANCE - 5.6%
Elior (c)	59	1,292
Iliad SA	6	1,581
Valeo SA	15	2,272
Vivendi SA	69	1,444
		6,589
GERMANY - 6.6%
Banca Mediolanum SpA	157	1,248
Bayer AG	25	2,898
Fresenius SE & Co. KGaA	17	1,222
Symrise AG	35	2,372
		7,740
HONG KONG - 1.9%
AIA Group Ltd.	387	2,200

IRELAND - 3.8%
CRH Plc	44	1,252
Kerry Group Plc - Class A	28	2,613
Permanent TSB Group Holdings Plc (c)	188	579
		4,444
ISRAEL - 2.7%
Israel Discount Bank Ltd. - Class A (c)	532	901
Teva Pharmaceutical Industries Ltd. - ADR	44	2,355
		3,256
JAPAN - 19.7%
AEON Financial Service Co. Ltd. (a)	115	2,717
Asics Corp.	92	1,632
Daiwa House Industry Co. Ltd.	144	4,059
Don Quijote Holdings Co. Ltd.	103	3,581
Fanuc Ltd. (a)	10	1,502
Japan Tobacco Inc. (a)	61	2,537
KDDI Corp.	90	2,412
Makita Corp. (a)	26	1,612
SoftBank Group Corp.	43	2,061
United Arrows Ltd.	28	1,141
		23,254
NETHERLANDS - 1.3%
Wolters Kluwer NV	39	1,554

NEW ZEALAND - 3.4%
Worldpay Group Plc (c)	388	1,528
Z Energy Ltd.	524	2,446
		3,974
NORWAY - 2.2%
Europris ASA (c)	132	622
Telenor ASA	120	1,942
		2,564
SWEDEN - 2.9%
Assa Abloy AB - Class B	116	2,281
Swedbank AB - Class A	56	1,205
		3,486
SWITZERLAND - 6.6%
Actelion Ltd.	18	2,643
Cie Financiere Richemont SA	23	1,524
Credit Suisse Group AG	62	881
GAM Holding Ltd.	5	74
Novartis AG	37	2,690
		7,812
UNITED KINGDOM - 19.4%
ARM Holdings Plc	64	937
Associated British Foods Plc	25	1,205
Auto Trader Group Plc	90	503
British American Tobacco Plc	67	3,924
Compass Group Plc	135	2,378
Informa Plc	293	2,913
Lloyds Banking Group Plc	2,708	2,638
London Stock Exchange Group Plc	53	2,133
SABMiller Plc	30	1,813
Shire Plc	50	2,865
Spire Healthcare Group Plc	304	1,568
		22,877
UNITED STATES OF AMERICA - 2.8%
Aon Plc - Class A	32	3,361
Total Common Stocks (cost $109,319)		112,146

SHORT TERM INVESTMENTS - 9.2%

Investment Company - 2.5%
JNL Money Market Fund, 0.29% (d) (e)	2,973	2,973

Securities Lending Collateral - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (e)	7,852	7,852
Total Short Term Investments (cost $10,825)		10,825

Total Investments - 104.3% (cost $120,144)		122,971
Other Assets and Liabilities, Net - (4.3%)		(5,028)
Total Net Assets - 100.0%		$117,943

(a)	All or a portion of the security was on loan.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(c)	Non-income producing security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CAD	04/01/2016	SSB	CAD	(34)	$(26)	$—
USD/CAD	04/04/2016	SSB	CAD	(26)	(20)	—
USD/ILS	04/04/2016	SSB	ILS	(73)	(19)	—
USD/JPY	04/04/2016	SSB	JPY	(5,931)	(53)	—
USD/JPY	04/04/2016	SSB	JPY	(3,990)	(35)	—
USD/JPY	04/04/2016	SSB	JPY	(6,814)	(60)	—
USD/JPY	04/04/2016	SSB	JPY	(4,234)	(38)	—
USD/JPY	04/04/2016	SSB	JPY	(2,894)	(26)	—
USD/JPY	04/04/2016	SSB	JPY	(10,150)	(90)	—
USD/JPY	04/04/2016	SSB	JPY	(8,840)	(78)	—
USD/JPY	04/04/2016	SSB	JPY	(3,477)	(31)	—
USD/JPY	04/04/2016	SSB	JPY	(6,139)	(55)	—
USD/JPY	04/04/2016	SSB	JPY	(4,957)	(44)	—
					$(575)	$—

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/Mellon Capital Frontier Markets 100 Index Fund

	Shares/Par †	Value
COMMON STOCKS - 90.9%

ARGENTINA - 14.7%
Adecoagro SA (a)	10	$113
Arcos Dorados Holdings Inc. (a)	13	48
Banco Macro Bansud SA - ADR	5	323
Cresud SA - ADR (a)	7	80
Emp Distribuidora y Comercializadora Norta SA - ADR (a)	5	77
Grupo Financiero Galicia SA - ADR	12	328
IRSA Inversiones y Representaciones SA - ADR	5	77
Pampa Energia SA - ADR (a)	9	183
Petrobras Argentina SA - ADR	16	103
Telecom Argentina SA - ADR - Class B	18	319
Transportadora de Gas del Sur SA - ADR	15	89
YPF SA - ADR	32	573
		2,313
BANGLADESH - 4.2%
Beximco Pharmaceuticals Ltd.	79	84
GrameenPhone Ltd.	35	101
Lafarge Surma Cement Ltd.	94	80
Olympic Industries Ltd.	35	131
Square Pharmaceuticals Ltd.	73	234
Titas Gas Transmission & Distribution Co. Ltd.	69	39
		669
JORDAN - 0.6%
Jordan Petroleum Refinery Co. Ltd.	16	102

KAZAKHSTAN - 2.0%
KazMunaiGas Exploration Production JSC - GDR	35	262
KCell JSC - GDR (a)	13	47
		309
KENYA - 6.2%
Co-operative Bank of Kenya Ltd.	302	62
East African Breweries Ltd.	93	266
Equity Group Holdings Ltd.	305	121
Kenya Commercial Bank Ltd.	335	137
Safaricom Ltd.	2,354	392
		978
KUWAIT - 21.0%
Agility Public Warehousing Co. KSC	139	220
Aviation Lease & Finance Co. KSCP	142	102
Boubyan Bank KSCP	54	76
Burgan Bank SAK	94	105
Commercial Real Estate Co. KSC	475	123
Jazeera Airways Co. KSC	29	85
Kuwait Finance House KSCP	293	467
Kuwait International Bank KSCP	22	14
Kuwait Projects Co. Holding KSCP	125	228
Kuwait Telecommunications Co. KSC (a)	15	52
Mabanee Co. SAK	96	273
Mezzan Holding Co. KSCP (a)	25	91
Mobile Telecommunications Co. KSC	454	535
National Bank of Kuwait SAK	364	808
National Industries Group Holding SAK	281	114
Warba Bank KSCP (a)	30	17
		3,310
MAURITIUS - 0.9%
SBM Holdings Ltd.	6,955	134

MOROCCO - 5.0%
Attijariwafa Bank	1	40
Banque Centrale Populaire SA	3	76
Douja Promotion Groupe Addoha SA	33	116
Maroc Telecom	44	555
		787
NIGERIA - 10.6%
Access Bank Plc	1,827	35
Dangote Cement Plc	307	259
FBN Holdings Plc	2,363	37
Guaranty Trust Bank Plc	2,350	169
Lafarge Africa Plc	347	134
Nestle Nigeria Plc	72	252
Nigerian Breweries Plc	884	475
OANDO Plc (a)	1,300	27
SEPLAT Petroleum Development Co. Plc	51	78
Transnational Corp. of Nigeria Plc	5,550	30
United Bank for Africa Plc	2,633	42
Zenith Bank Plc	2,507	135
		1,673
OMAN - 5.0%
Bank Sohar SAOG	94	35
BankMuscat SAOG	96	95
Oman Cables Industry	20	77
Oman International Development and Investment Co. SAOG	2	2
Oman Telecommunications Co. SAOG	92	363
Ooredoo QSC	83	155
Raysut Cement Co. SAOG	24	59
		786
PAKISTAN - 9.5%
Bank Al Habib Ltd.	54	20
Engro Corp. Ltd.	61	184
Fauji Fertilizer Co. Ltd.	161	164
Habib Bank Ltd.	94	154
Hub Power Co. Ltd.	127	127
Lucky Cement Ltd.	42	214
MCB Bank Ltd.	98	193
Oil & Gas Development Co. Ltd.	143	156
Pakistan Oilfields Ltd.	20	48
Pakistan Petroleum Ltd.	57	70
Pakistan State Oil Co. Ltd.	39	132
United Bank Ltd.	31	45
		1,507
ROMANIA - 4.5%
Banca Transilvania	309	211
Electrica SA	47	147
OMV Petrom SA	1,751	107
Societatea Nationala de Gaze Naturale ROMGAZ SA	18	125
Transgaz SA Medias	2	119
		709
SLOVENIA - 0.7%
Zavarovalnica Triglav d.d.	4	116

SRI LANKA - 1.9%
Commercial Bank of Ceylon Plc	87	74
John Keells Holdings Plc	215	218
		292
TOGO - 0.5%
Ecobank Transnational Inc. (a)	1,153	84

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

	Shares/Par †	Value
UNITED STATES OF AMERICA - 0.4%
Globant SA (a) (e)	2	71

VIETNAM - 3.2%
DHG Pharmaceutical JSC	—	—
Hoang Anh Gia Lai International Agriculture JSC (a)	58	21
Masan Group Corp. (a)	65	209
Vingroup Joint Stock Co. (a)	133	280
		510
Total Common Stocks (cost $15,513)		14,350

INVESTMENT COMPANIES - 7.6%
iShares Global Financials ETF	12	589
iShares MSCI Frontier 100 ETF (e)	25	609
Total Investment Companies (cost $1,224)		1,198

SHORT TERM INVESTMENTS - 0.9%

Investment Company - 0.4%
JNL Money Market Fund, 0.29% (b) (c)	65	65

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	65	65

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 06/23/16 (d)	$15	15
Total Short Term Investments (cost $145)		145
Total Investments - 99.4% (cost $16,882)		15,693
Other Assets and Liabilities, Net - 0.6%		90
Total Net Assets - 100.0%		$15,783

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.
(d)	All or a portion of the security is pledged or segregated as collateral.
(e)	All or a portion of the security was on loan.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
Mini MSCI Emerging Markets Index Future	June 2016	6	$13

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 20.7%

GOVERNMENT SECURITIES - 20.7%

Federal Farm Credit Bank - 7.8%
Federal Farm Credit Bank
0.46%, 04/18/16 (a) (b)	$1,500	$1,500
0.25%, 04/27/16 (a)	6,500	6,500
5.13%, 08/25/16 (a)	2,000	2,038
0.44%, 10/19/16 (a) (b)	7,250	7,249
		17,287
Federal Home Loan Bank - 5.0%
Federal Home Loan Bank
0.30%, 04/14/16 (a)	3,000	3,000
0.46%, 08/26/16 (a) (b)	5,000	5,000
2.00%, 09/09/16 (a)	3,000	3,021
		11,021
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
5.25%, 04/18/16 (a)	8,498	8,518
0.50%, 05/13/16 (a)	1,095	1,095
0.40%, 05/27/16 (a)	3,730	3,730
2.00%, 08/25/16 (a)	1,000	1,006
0.88%, 10/14/16 (a)	3,000	3,007
		17,356
Total Government and Agency Obligations (cost $45,659)		45,664

SHORT TERM INVESTMENTS - 79.7%

Federal Home Loan Bank - 5.7%
Federal Home Loan Bank, 0.51%, 05/20/16 (a)	12,500	12,495

Federal Home Loan Mortgage Corp. - 3.2%
Federal Home Loan Mortgage Corp.
0.38%, 04/14/16 (a)	4,000	4,000
0.35%, 06/09/16 (a)	3,000	2,998
		6,998
Federal National Mortgage Association - 11.3%
Federal National Mortgage Association, 0.17%, 04/28/16 (a)	25,000	24,997

Government and Agency Obligations - 2.8%
Federal Farm Credit Bank
0.21%, 04/22/16 (a)	3,500	3,499
0.30%, 06/08/16 (a)	2,715	2,713
		6,212
Investment Company - 5.2%
JNL Money Market Fund, 0.29% (c) (d)	11,488	11,488

Treasury Securities - 51.5%
U.S. Treasury Bill
0.32%, 05/26/16	$45,500	45,482
0.24%, 06/02/16	36,000	35,991
0.15%, 06/09/16	32,000	31,989
		113,462
Total Short Term Investments (cost $175,632)		175,652
Total Investments - 100.4% (cost $221,291)		221,316
Other Assets and Liabilities, Net - (0.4%)		(908)
Total Net Assets - 100.0%		$220,408

(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	06/03/2016	DUB	AUD	10,804	$8,258	$260
AUD/USD	06/03/2016	GSC	AUD	3,211	2,454	57
AUD/USD	06/03/2016	SGB	AUD	9,119	6,970	69
CAD/USD	06/03/2016	DUB	CAD	36,673	28,238	753
CAD/USD	06/03/2016	SGB	CAD	56,718	43,674	1,150
CAD/USD	06/03/2016	SGB	CAD	2,234	1,720	(2)
CAD/USD	06/03/2016	RBC	CAD	8,520	6,561	19
CAD/USD	06/03/2016	SSB	CAD	10,429	8,030	117
CHF/USD	06/03/2016	SSB	CHF	26,327	27,457	861
CHF/USD	06/03/2016	SGB	CHF	3,994	4,165	53
CHF/USD	06/03/2016	RBC	CHF	1,117	1,165	10
EUR/USD	06/03/2016	SGB	EUR	10,407	11,865	299
EUR/USD	06/03/2016	GSC	EUR	5,999	6,840	84
EUR/USD	06/03/2016	SSB	EUR	14,918	17,007	223
GBP/USD	06/03/2016	SGB	GBP	24,896	35,762	334
GBP/USD	06/03/2016	GSC	GBP	2,835	4,073	37
GBP/USD	06/03/2016	SSB	GBP	8,125	11,671	(19)
GBP/USD	06/03/2016	SSB	GBP	2,938	4,221	29
GBP/USD	06/03/2016	GSC	GBP	3,194	4,589	(20)
JPY/USD	06/03/2016	DUB	JPY	359,599	3,201	9
JPY/USD	06/03/2016	SGB	JPY	489,813	4,359	15
JPY/USD	06/03/2016	RBC	JPY	2,764,435	24,604	(95)
JPY/USD	06/03/2016	SSB	JPY	814,076	7,246	52

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JPY/USD	06/03/2016	SSB	JPY	204,386	$1,819	$(19)
NOK/USD	06/03/2016	SSB	NOK	357,274	43,163	1,383
NOK/USD	06/03/2016	SGB	NOK	209,382	25,296	792
NOK/USD	06/03/2016	RBC	NOK	8,718	1,053	12
NZD/USD	06/03/2016	RBC	NZD	30,914	21,297	447
NZD/USD	06/03/2016	SSB	NZD	29,977	20,651	574
NZD/USD	06/03/2016	SGB	NZD	14,435	9,944	296
SEK/USD	06/03/2016	SGB	SEK	190,829	23,559	1,058
SEK/USD	06/03/2016	RBC	SEK	172,441	21,289	829
SEK/USD	06/03/2016	SSB	SEK	41,140	5,079	49
SEK/USD	06/03/2016	GSC	SEK	69,188	8,542	29
USD/AUD	06/03/2016	SSB	AUD	(23,439)	(17,914)	(298)
USD/AUD	06/03/2016	RBC	AUD	(4,379)	(3,347)	(24)
USD/AUD	06/03/2016	GSC	AUD	(3,221)	(2,462)	3
USD/AUD	06/03/2016	SGB	AUD	(71,133)	(54,371)	(1,511)
USD/CAD	06/03/2016	SGB	CAD	(13,652)	(10,513)	(261)
USD/CAD	06/03/2016	SSB	CAD	(29,889)	(23,014)	(300)
USD/CAD	06/03/2016	RBC	CAD	(86,751)	(66,799)	(1,977)
USD/CAD	06/03/2016	GSC	CAD	(12,187)	(9,384)	(24)
USD/CHF	06/03/2016	RBC	CHF	(1,652)	(1,723)	(15)
USD/CHF	06/03/2016	SSB	CHF	(13,776)	(14,367)	(237)
USD/CHF	06/03/2016	GSC	CHF	(1,363)	(1,421)	(4)
USD/CHF	06/03/2016	SGB	CHF	(80,216)	(83,655)	(2,481)
USD/CHF	06/03/2016	DUB	CHF	(1,540)	(1,606)	(46)
USD/EUR	06/03/2016	RBC	EUR	(5,243)	(5,977)	(60)
USD/EUR	06/03/2016	SSB	EUR	(14,787)	(16,859)	(480)
USD/EUR	06/03/2016	DUB	EUR	(1,972)	(2,248)	(69)
USD/EUR	06/03/2016	SGB	EUR	(1,521)	(1,734)	(42)
USD/GBP	06/03/2016	SSB	GBP	(2,338)	(3,358)	(37)
USD/GBP	06/03/2016	SGB	GBP	(2,404)	(3,453)	25
USD/GBP	06/03/2016	RBC	GBP	(619)	(889)	3
USD/GBP	06/03/2016	DUB	GBP	(4,816)	(6,918)	(57)
USD/JPY	06/03/2016	SGB	JPY	(4,711,737)	(41,936)	(148)
USD/JPY	06/03/2016	SGB	JPY	(339,784)	(3,024)	30
USD/JPY	06/03/2016	GSC	JPY	(570,795)	(5,080)	17
USD/JPY	06/03/2016	SSB	JPY	(188,013)	(1,673)	1
USD/NOK	06/03/2016	SSB	NOK	(73,505)	(8,880)	(160)
USD/NOK	06/03/2016	DUB	NOK	(55,556)	(6,712)	(209)
USD/NOK	06/03/2016	SGB	NOK	(11,938)	(1,442)	(36)
USD/NZD	06/03/2016	RBC	NZD	(5,457)	(3,760)	(72)
USD/NZD	06/03/2016	GSC	NZD	(9,804)	(6,754)	23
USD/NZD	06/03/2016	SGB	NZD	(54,480)	(37,533)	(900)
USD/NZD	06/03/2016	DUB	NZD	(16,246)	(11,192)	(270)
USD/NZD	06/03/2016	SSB	NZD	(6,252)	(4,307)	(108)
USD/SEK	06/03/2016	SSB	SEK	(131,794)	(16,271)	(408)
USD/SEK	06/03/2016	SGB	SEK	(79,706)	(9,840)	(203)
USD/SEK	06/03/2016	DUB	SEK	(74,179)	(9,158)	(368)
					$(43,752)	$(958)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 24.6%
Ally Auto Receivables Trust, 0.92%, 02/15/18	$886	$886
Capital One Multi-Asset Execution Trust, 0.52%, 02/15/17 (b)	1,000	998
Chase Issuance Trust, 0.71%, 05/15/17 (b)	1,000	1,000
Ford Credit Auto Owner Trust, 0.57%, 06/15/16	278	278
Honda Auto Receivables Owner Trust, 0.58%, 01/17/17	154	154
Navient Student Loan Trust
0.68%, 12/25/16 (b)	369	368
0.71%, 12/26/16 (b)	1,087	1,081
Penarth Master Issuer Plc, 0.84%, 05/18/17 (b) (c)	1,055	1,052
USAA Auto Owner Trust, 0.82%, 01/17/17	1,954	1,953
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,783)		7,770

CORPORATE BONDS AND NOTES - 56.7%

CONSUMER DISCRETIONARY - 2.4%
NBCUniversal Enterprise Inc., 1.16%, 04/15/16 (b) (c)	750	750

ENERGY - 3.8%
Shell International Finance BV, 0.94%, 05/10/17 (b)	840	838
TransCanada PipeLines Ltd., 1.31%, 06/30/16 (b)	375	375
		1,213
FINANCIALS - 28.4%
American Honda Finance Corp., 1.01%, 05/26/16 (b) (c)	500	500
Anheuser-Busch InBev Finance Inc., 0.81%, 01/27/17 (b)	200	200
Bank of America NA, 1.09%, 11/14/16 (b)	1,000	1,000
Berkshire Hathaway Finance Corp., 1.32%, 03/15/19 (b)	240	242
Daimler Finance North America LLC, 1.30%, 08/01/16 (b) (c)	530	530
ERAC USA Finance LLC, 1.40%, 04/15/16 (c)	500	500
GE Capital International Funding Co., 0.96%, 04/15/16 (c)	500	500
Goldman Sachs Group Inc., 5.75%, 10/01/16	230	235
HSBC USA Inc., 0.92%, 06/23/17 (b)	720	717
JPMorgan Chase & Co., 1.14%, 02/15/17 (b)	980	981
Mizuho Bank Ltd., 1.08%, 09/25/17 (b) (c)	625	624
National Australia Bank Ltd., 1.17%, 07/25/16 (b)	400	401
Simon Property Group LP, 5.25%, 12/01/16	300	305
Toyota Motor Credit Corp.
0.72%, 09/23/16 (b)	250	250
1.44%, 02/19/19 (b)	185	186
U.S. Bank NA, 0.85%, 01/30/17 (b)	1,000	1,001
Wells Fargo & Co., 0.89%, 09/08/17 (b)	800	796
		8,968
HEALTH CARE - 8.2%
Bayer US Finance LLC, 0.87%, 10/07/16 (b) (c)	740	740
Johnson & Johnson, 0.91%, 03/01/19 (b)	160	160
Medtronic Inc., 0.73%, 02/27/17 (b)	1,000	999
UnitedHealth Group Inc., 1.07%, 01/17/17 (b)	695	696
		2,595
INDUSTRIALS - 2.3%
Rockwell Collins Inc., 0.98%, 12/15/16 (b)	720	720

INFORMATION TECHNOLOGY - 6.0%
Apple Inc., 1.44%, 02/22/19 (b)	475	479
Cisco Systems Inc., 0.91%, 03/03/17 (b)	500	501
Oracle Corp., 0.82%, 07/07/17 (b)	905	906
		1,886
MATERIALS - 3.3%
BHP Billiton Finance USA Ltd., 0.88%, 09/30/16 (b)	1,054	1,051

UTILITIES - 2.3%
Electricite de France SA, 1.08%, 01/20/17 (b) (c)	750	748
Total Corporate Bonds and Notes (cost $17,943)		17,931

SHORT TERM INVESTMENTS - 4.9%

Investment Company - 4.9%
JNL Money Market Fund, 0.29% (d) (e)	1,545	1,545
Total Short Term Investments (cost $1,545)		1,545
Total Investments - 86.2% (cost $27,271)		27,246
Other Assets and Liabilities, Net - 13.8%		4,358
Total Net Assets - 100.0%		$31,604

(a)	Consolidated Schedule of Investments.
(b)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2016, the aggregate value of these liquid securities was $5,945 which represented 18.8% of net assets.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	July 2016	44	$210
Cattle Feeder Future	May 2016	8	(9)
Cocoa Future	July 2016	21	—
Coffee ‘C’ Future	July 2016	7	28
Copper Future	July 2016	24	51
Corn Future	July 2016	140	(154)
Cotton No. 2 Future	July 2016	26	11

See accompanying Notes to Schedules of Investments.

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Crude Oil Future	June 2016	41	$12
Gold 100 oz. Future	June 2016	18	(6)
Hard Red Winter Wheat Future	July 2016	39	(5)
Lean Hogs Future	June 2016	38	(3)
Live Cattle Future	June 2016	20	(16)
LME Aluminum Future	June 2016	19	(29)
LME Lead Future	June 2016	23	5
LME Nickel Future	June 2016	19	(6)
LME Zinc Future	June 2016	23	31
Low Sulphur Gas Oil Future	June 2016	56	(23)
Natural Gas Future	June 2016	33	36
NY Harbor ULSD Future	June 2016	33	(37)
Platinum Future	July 2016	32	62
RBOB Gasoline Future	June 2016	27	(8)
Silver Future	July 2016	16	25
Soybean Future	July 2016	25	34
Soybean Meal Future	July 2016	43	(23)
Soybean Oil Future	July 2016	27	54
Sugar #11 (World Markets) Future	July 2016	19	34
Wheat Future	July 2016	43	(5)
			$269

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 8.6%
CONSUMER STAPLES - 0.9%
Post Holdings Inc., 5.25%, 06/01/17 (a)	31	$3,931

ENERGY - 0.2%
WPX Energy Inc., 6.25%, 07/31/18 (a)	20	706

FINANCIALS - 2.4%
Crown Castle International Corp., 4.50%, 11/01/16 (a)	96	10,239

HEALTH CARE - 5.1%
Allergan Plc, 5.50%, 03/01/18 (a)	16	15,046
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (a)	7	6,281
		21,327
Total Preferred Stocks (cost $38,365)		36,203
INVESTMENT COMPANIES - 0.6%
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	22	2,513
Total Investment Companies (cost $2,405)		2,513
CORPORATE BONDS AND NOTES - 83.7%
CONSUMER DISCRETIONARY - 11.6%
Ctrip.com International Ltd., 1.99%, 07/01/25 (a) (b)	$6,120	6,828
Jarden Corp., 1.88%, 09/15/18 (a)	3,140	5,899
Liberty Interactive LLC, 0.75%, 03/30/43 (a)	9,185	15,328
Priceline.com Inc., 1.00%, 03/15/18 (a)	5,275	7,560
Restoration Hardware Holdings Inc., 0.00%, 07/15/20 (a) (b) (c)	10,195	7,525
Ryland Group Inc., 1.63%, 05/15/18 (a)	4,605	5,612
		48,752
ENERGY - 3.0%
Cheniere Energy Inc., 4.25%, 03/15/45 (a) (d)	7,990	4,165
Scorpio Tankers Inc., 2.38%, 07/01/19 (a) (b)	8,065	6,648
Whiting Petroleum Corp., 1.25%, 04/01/20 (a) (b)	3,365	1,958
		12,771
FINANCIALS - 5.3%
Blackstone Mortgage Trust Inc., 5.25%, 12/01/18 (a)	2,400	2,505
Encore Capital Group Inc., 3.00%, 07/01/20 (a)	2,675	2,061
MGIC Investment Corp., 2.00%, 04/01/20 (a)	2,500	3,149
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a)	8,760	6,981
RWT Holdings Inc., 5.63%, 11/15/19 (a)	3,600	3,256
Starwood Property Trust Inc., 4.55%, 03/01/18 (a)	4,510	4,521
		22,473
HEALTH CARE - 14.6%
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (a)	3,665	4,245
1.50%, 10/15/20 (a)	3,500	4,150
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a)	2,290	2,184
Hologic Inc., 0.00%, 12/15/43 (a) (e)	5,140	6,386
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (a)	7,435	6,334
Incyte Corp., 1.25%, 11/15/20 (a)	2,200	3,454
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22 (a) (b)	5,285	4,826
Jazz Investments I Ltd., 1.88%, 08/15/21 (a)	7,205	7,403
Medicines Co., 2.50%, 01/15/22 (a)	5,450	6,158
NuVasive Inc., 2.25%, 03/15/21 (a) (b)	12,100	12,947
Spectranetics Corp., 2.63%, 06/01/34 (a)	3,935	3,116
		61,203
INDUSTRIALS - 5.5%
Air Lease Corp., 3.88%, 12/01/18 (a)	2,890	3,853
Dycom Industries Inc., 0.75%, 09/15/21 (a) (b) (d)	9,135	8,964
Echo Global Logistics Inc., 2.50%, 05/01/20 (a) (d)	5,830	5,870
Navistar International Corp., 4.75%, 04/15/19 (a)	7,105	4,227
		22,914
INFORMATION TECHNOLOGY - 41.3%
CalAmp Corp., 1.63%, 05/15/20 (a) (b) (d)	6,000	5,704
Ciena Corp., 3.75%, 10/15/18 (a) (b) (d)	8,335	9,856
CSG Systems International Inc., 4.25%, 03/15/36 (a) (b)	5,000	5,331
Electronics For Imaging Inc., 0.75%, 09/01/19 (a) (d)	7,585	7,888
Envestnet Inc., 1.75%, 12/15/19 (a)	4,925	4,257
Euronet Worldwide Inc., 1.50%, 10/01/44 (a)	5,655	6,737
Integrated Device Technology Inc., 0.88%, 11/15/22 (a) (b)	2,500	2,333
j2 Global Inc., 3.25%, 06/15/29 (a)	6,575	7,134
LinkedIn Corp., 0.50%, 11/01/19 (a)	10,170	9,210
MercadoLibre Inc., 2.25%, 07/01/19 (a)	4,915	5,520
Microchip Technology Inc., 1.63%, 02/15/25 (a)	10,515	10,817
Micron Technology Inc., 1.63%, 02/15/33 (a)	5,500	6,473
Nuance Communications Inc., 1.00%, 12/15/35 (a) (b)	7,975	7,342
Nvidia Corp., 1.00%, 12/01/18 (a)	2,420	4,318
NXP Semiconductors NV, 1.00%, 12/01/19 (a)	10,060	11,129
Palo Alto Networks Inc., 0.00%, 07/01/19 (a) (c)	4,985	7,761
Proofpoint Inc.
1.25%, 12/15/18 (a)	3,785	5,524
0.75%, 06/15/20 (a) (b)	5,570	5,368
Salesforce.com Inc., 0.25%, 04/01/18 (a)	7,165	8,867
SanDisk Corp., 1.50%, 08/15/17 (a)	2,875	4,533
ServiceNow Inc., 0.00%, 11/01/18 (a) (c)	5,195	5,627
Sina Corp., 1.00%, 12/01/18 (a)	8,620	8,437
SunPower Corp., 4.00%, 01/15/23 (a) (b)	10,555	10,700
Synchronoss Technologies Inc., 0.75%, 08/15/19 (a)	8,245	7,946
Twitter Inc., 1.00%, 09/15/21 (a)	5,570	4,665
		173,477
MATERIALS - 2.4%
RTI International Metals Inc., 1.63%, 10/15/19 (a)	9,540	9,981
Total Corporate Bonds and Notes (cost $363,907)		351,571

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 2.1%
Investment Company - 2.1%
JNL Money Market Fund, 0.29% (f) (g)	8,741	8,741
Total Short Term Investments (cost $8,741)		8,741

Total Investments - 95.0% (cost $413,418)		399,028
Total Securities Sold Short - (37.5%) (proceeds $174,055)		(157,595)
Other Assets and Liabilities, Net - 42.5%		178,738
Total Net Assets - 100.0%		$420,171

SECURITIES SOLD SHORT - 37.5%

COMMON STOCKS - 36.6%

CONSUMER DISCRETIONARY - 5.1%
CalAtlantic Group Inc.	73	$2,448
Charter Communications Inc. - Class A	13	2,551
Ctrip.com International Ltd. - ADR	58	2,550
Jarden Corp.	79	4,681
Priceline Group Inc.	4	5,040
Restoration Hardware Holdings Inc.	35	1,447
Time Warner Inc.	38	2,752
		21,469
CONSUMER STAPLES - 0.7%
Post Holdings Inc.	41	2,799

ENERGY - 0.9%
Cheniere Energy Inc.	26	880
Scorpio Tankers Inc.	291	1,698
Whiting Petroleum Corp.	65	519
WPX Energy Inc.	64	447
		3,544
FINANCIALS - 2.6%
Blackstone Mortgage Trust Inc. - Class A	17	451
Crown Castle International Corp.	57	4,951
Encore Capital Group Inc.	38	979
MGIC Investment Corp.	219	1,682
PRA Group Inc.	57	1,677
Redwood Trust Inc.	28	362
Starwood Property Trust Inc.	32	598
		10,700
HEALTH CARE - 8.7%
Allergan Plc	28	7,481
BioMarin Pharmaceutical Inc.	38	3,140
Brookdale Senior Living Inc.	23	372
Hologic Inc.	44	1,503
Horizon Pharma Plc	181	3,003
Incyte Corp.	35	2,542
Ironwood Pharmaceuticals Inc. - Class A	158	1,730
Jazz Pharmaceuticals Plc	16	2,114
Medicines Co.	114	3,621
NuVasive Inc.	131	6,396
Spectranetics Corp.	76	1,100
Teva Pharmaceutical Industries Ltd. - ADR	69	3,676
		36,678
INDUSTRIALS - 1.8%
Air Lease Corp. - Class A	63	2,021
Dycom Industries Inc.	51	3,318
Echo Global Logistics Inc.	60	1,618
Navistar International Corp.	60	750
		7,707
INFORMATION TECHNOLOGY - 16.3%
CalAmp Corp.	109	1,946
Ciena Corp.	227	4,324
CSG Systems International Inc.	39	1,774
Electronics for Imaging Inc.	57	2,437
Envestnet Inc.	27	746
Euronet Worldwide Inc.	46	3,379
Integrated Device Technology Inc.	52	1,055
j2 Global Inc.	47	2,922
Linkedin Corp. - Class A	7	830
MercadoLibre Inc.	25	2,899
Microchip Technology Inc.	127	6,124
Micron Technology Inc.	371	3,880
Nuance Communications Inc.	187	3,495
Nvidia Corp.	94	3,338
NXP Semiconductors NV	44	3,569
Palo Alto Networks Inc.	29	4,734
Proofpoint Inc.	81	4,357
Salesforce.com Inc.	53	3,942
SanDisk Corp.	45	3,449
ServiceNow Inc.	38	2,311
Sina Corp.	3	149
SunPower Corp.	210	4,692
Synchronoss Technologies Inc.	54	1,755
Twitter Inc.	25	420
		68,527
MATERIALS - 0.5%
Alcoa Inc.	232	2,225
Total Common Stocks (proceeds $170,211)		153,649

INVESTMENT COMPANIES - 0.9%
iShares 1-3 Year Treasury Bond ETF	23	1,933
iShares 7-10 Year Treasury Bond Fund ETF	18	2,013
Total Investment Companies (proceeds $3,844)		3,946
Total Securities Sold Short - 37.5% (proceeds $174,055)		$157,595

(a)         Convertible security.

(b)         The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of March 31, 2016, the aggregate value of these liquid securities was $96,330 which represented 22.9% of net assets.

(c)          Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)         All or a portion of the security is pledged or segregated as collateral.

(e)          Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(f)           Investment in affiliate.

(g)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/PIMCO Credit Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$90	$92
American Airlines Class A Pass-Through Trust, 3.38%, 05/01/27	294	287
American Airlines Pass-Through Trust, 5.25%, 01/31/21	38	40
Asset Backed Funding Corp. Trust REMIC, 0.57%, 10/25/36 (b)	164	131
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.38%, 09/25/34 (b)	56	51

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	76	71
Centex Home Equity Loan Trust REMIC, 1.05%, 09/25/34 (b)	55	49
Citigroup Mortgage Loan Trust Inc. REMIC
0.57%, 12/25/36 (b)	259	232
5.02%, 09/25/37 (b)	60	53
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	50	57
5.50%, 10/29/20	163	165
Countrywide Asset-Backed Certificates REMIC
1.15%, 07/25/34 (b)	107	98
1.29%, 08/25/34 (b)	63	59
0.57%, 07/25/35 (b)	146	116
0.67%, 03/25/36 (b)	65	59
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	60	72
CWABS Asset-Backed Certificates Trust REMIC, 0.58%, 04/25/33 (b)	136	131
First Franklin Mortgage Loan Trust REMIC, 1.86%, 10/25/34 (b)	50	41
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (c) (d)	300	304
HomeBanc Mortgage Trust REMIC, 0.70%, 10/25/35 (b)	29	27
HSI Asset Securitization Corp. Trust REMIC, 0.79%, 12/25/35 (b)	100	84
JPMorgan Mortgage Acquisition Trust REMIC, 0.70%, 07/25/36 (b)	300	202
LCM IX Ltd., 1.82%, 07/14/22 (a) (b)	64	64
Lehman XS Trust REMIC, 5.17%, 08/25/35	57	53
Morgan Stanley Home Equity Loan Trust REMIC, 0.53%, 04/25/37 (b)	15	8
New Century Home Equity Loan Trust REMIC, 0.71%, 10/25/35 (b)	12	12
Northwest Airlines Pass-Through Trust, 6.26%, 11/20/21	71	76
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	300	334
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.42%, 09/25/34 (b)	98	91
Race Point CLO Ltd., 1.93%, 12/15/22 (a) (b)	187	187
RALI Trust REMIC
6.00%, 12/25/35	107	92
6.00%, 02/25/37	117	91
RAMP Trust REMIC, 0.66%, 12/25/35 (b)	290	201
RASC Trust REMIC, 0.59%, 09/25/36 (b)	289	243
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (b)	186	104
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.81%, 09/15/17 (b)	70	69
Soundview Home Loan Trust REMIC, 0.60%, 06/25/36 (b)	100	91
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (b)	13	12
United Airlines Pass-Through Trust
9.75%, 01/15/17	32	34
3.75%, 09/03/26	97	97
US Airways Pass-Through Trust
5.38%, 11/15/21	140	145
3.95%, 11/15/25	90	93
Virgin Australia Trust, 5.00%, 10/23/23 (a)	70	72
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,704)		4,690
CORPORATE BONDS AND NOTES - 55.9%
CONSUMER DISCRETIONARY - 3.5%
Amazon.com Inc.
2.60%, 12/05/19	100	104
3.30%, 12/05/21	100	107
3.80%, 12/05/24	100	109
AMC Networks Inc., 5.00%, 04/01/24	200	201
CCO Safari II LLC
4.46%, 07/23/22 (a)	500	524
4.91%, 07/23/25 (a)	200	211
Comcast Corp.
6.50%, 01/15/17	50	52
4.60%, 08/15/45	100	111
COX Communications Inc., 3.85%, 02/01/25 (a)	200	193
D.R. Horton Inc.
3.63%, 02/15/18	100	103
3.75%, 03/01/19	100	102
Delphi Automotive Plc, 4.25%, 01/15/26	100	104
Discovery Communications LLC, 3.45%, 03/15/25	100	94
Home Depot Inc., 2.63%, 06/01/22	100	103
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	217
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	191
Newell Rubbermaid Inc., 3.85%, 04/01/23 (e)	200	208
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (a)	100	102
Omnicom Group Inc., 3.60%, 04/15/26	500	512
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	191
QVC Inc., 4.45%, 02/15/25	500	485
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100	116
Time Warner Cable Inc.
5.85%, 05/01/17	100	104
6.75%, 07/01/18	100	110
8.25%, 04/01/19	300	349
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	127
Toll Brothers Finance Corp., 4.00%, 12/31/18	150	155
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	329
Wynn Las Vegas LLC, 4.25%, 05/30/23 (a)	550	506
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	700	660
		6,480
CONSUMER STAPLES - 0.5%
Altria Group Inc., 9.25%, 08/06/19 (e)	12	15
HJ Heinz Co., 3.50%, 07/15/22 (a)	200	210
JM Smucker Co.
3.00%, 03/15/22	100	103
3.50%, 03/15/25	100	105
Kellogg Co., 3.25%, 04/01/26	100	102
Reynolds American Inc., 3.25%, 06/12/20	54	56
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	52
Sysco Corp., 2.50%, 07/15/21	200	202
Tyson Foods Inc., 4.50%, 06/15/22	50	55
Whole Foods Market Inc., 5.20%, 12/03/25 (a)	100	105
		1,005
ENERGY - 5.3%
Anadarko Petroleum Corp., 5.55%, 03/15/26	200	202
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	131
BP AMI Leasing Inc., 5.52%, 05/08/19 (c) (d)	125	138
California Resources Corp.
8.00%, 12/15/22 (a)	245	94
6.00%, 11/15/24	69	16
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (c) (d)	50	53

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Chesapeake Energy Corp., 3.87%, 04/15/19 (b)	150	58
Cimarex Energy Co.
5.88%, 05/01/22	200	207
4.38%, 06/01/24	300	296
Continental Resources Inc.
4.50%, 04/15/23	200	167
3.80%, 06/01/24	100	80
El Paso LLC, 6.50%, 09/15/20	200	215
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	306
Energy Transfer Partners LP
4.65%, 06/01/21	300	288
6.05%, 06/01/41	100	86
6.50%, 02/01/42	100	92
Enterprise Products Operating LLC
3.90%, 02/15/24	100	101
3.75%, 02/15/25	100	100
5.70%, 02/15/42	100	101
EQT Midstream Partners LP, 4.00%, 08/01/24	300	261
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	108
6.00%, 01/23/21 (a)	200	206
Genesis Energy LP, 5.63%, 06/15/24	300	252
Gulfport Energy Corp., 7.75%, 11/01/20	200	200
Halliburton Co., 3.80%, 11/15/25	100	100
Harvest Operations Corp., 6.88%, 10/01/17 (d)	235	143
Hess Corp., 7.30%, 08/15/31	100	106
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	300	289
Kinder Morgan Inc., 5.30%, 12/01/34	100	86
MPLX LP, 4.88%, 12/01/24 (c) (d)	400	369
Occidental Petroleum Corp., 4.40%, 04/15/46	550	552
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/22 (a)	236	74
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	17
Petrobras Global Finance BV, 6.25%, 03/17/24	100	80
Petrobras International Finance Co., 3.50%, 02/06/17	150	147
Petrofac Ltd., 3.40%, 10/10/18 (c) (d)	100	92
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	101
6.88%, 05/01/18	50	53
3.45%, 01/15/21	600	597
Plains All American Pipeline LP
2.60%, 12/15/19	200	189
4.65%, 10/15/25	300	278
Plains Exploration & Production Co., 6.63%, 05/01/21	300	238
Regency Energy Partners LP
5.75%, 09/01/20	200	200
5.88%, 03/01/22	500	486
Rosneft Finance SA, 7.88%, 03/13/18	200	212
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400	381
5.75%, 05/15/24	300	286
5.63%, 03/01/25	75	72
Southwestern Energy Co.
4.05%, 01/23/20 (e)	100	73
4.10%, 03/15/22	100	67
Spectra Energy Partners LP, 3.50%, 03/15/25	100	97
Western Gas Partners LP
2.60%, 08/15/18	100	95
4.00%, 07/01/22	100	90
Williams Partners LP
5.25%, 03/15/20	100	96
3.35%, 08/15/22	100	82
4.50%, 11/15/23	100	85
Woodside Finance Ltd., 3.65%, 03/05/25 (a)	200	186
		9,777
FINANCIALS - 34.0%
Ace INA Holdings Inc., 3.35%, 05/03/26	1,000	1,044
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	100	100
Altice Financing SA, 6.63%, 02/15/23 (a)	300	301
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	51
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (f)	300	269
6.80%, 09/01/66 (b)	100	100
American Express Credit Corp., 1.13%, 07/29/16 (b)	300	300
American International Group Inc.
3.90%, 04/01/26	800	803
4.38%, 01/15/55	400	350
American Tower Corp.
2.80%, 06/01/20	200	201
3.50%, 01/31/23	300	303
4.00%, 06/01/25	200	206
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	2,700	2,839
ARC Properties Operating Partnership LP
2.00%, 02/06/17	300	297
3.00%, 02/06/19	200	196
AvalonBay Communities Inc., 2.95%, 09/15/22	200	200
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	202
Banco Espirito Santo SA
2.63%, 05/08/17, EUR	300	80
5.00%, 05/23/19, EUR	100	87
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	300	305
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (a) (f), EUR	400	407
Bank of America Corp.
6.50%, 08/01/16	350	356
0.00%, 01/04/17 (g)	500	494
2.65%, 04/01/19	100	102
2.25%, 04/21/20	300	298
4.10%, 07/24/23	800	844
3.88%, 08/01/25	600	624
Bank of America NA
1.25%, 02/14/17	250	250
1.04%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	410
3.00%, 02/24/25	500	506
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (f), GBP	200	362
7.63%, 11/21/22	800	860
7.75%, 04/10/23 (b) (h)	300	315
BAT International Finance Plc
9.50%, 11/15/18	100	119
2.75%, 06/15/20 (a)	200	206
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,000	1,028
BGC Partners Inc., 5.38%, 12/09/19	225	236
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (a)	300	304
BNP Paribas SA
7.37% (callable at 100 beginning 08/19/25) (a) (f)	300	290

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.63% (callable at 100 beginning 03/30/21) (c) (d) (f)	700	703
Boston Properties LP, 3.65%, 02/01/26	200	207
Brixmor Operating Partnership LP, 3.85%, 02/01/25	300	275
Cemex Finance LLC, 6.00%, 04/01/24	300	283
CIT Group Inc.
4.25%, 08/15/17	200	204
5.50%, 02/15/19 (a)	100	103
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (f)	575	553
3.70%, 01/12/26	300	308
CME Group Inc.
3.00%, 09/15/22	1,000	1,037
3.00%, 03/15/25	400	406
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38%, (callable at 100 beginning 07/26/16) (f)	600	608
Credit Agricole SA
1.18%, 06/12/17 (a) (b)	250	249
2.75%, 06/10/20 (a)	300	305
4.38%, 03/17/25 (a)	225	220
Credit Suisse, 3.00%, 10/29/21	300	306
Credit Suisse AG
6.50%, 08/08/23 (h)	300	323
6.50%, 08/08/23 (a)	200	215
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	200	197
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	250	239
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (b) (h)	400	405
Crown Castle International Corp.
3.40%, 02/15/21	300	305
4.88%, 04/15/22	100	107
5.25%, 01/15/23	100	108
DBS Group Holdings Ltd., 2.25%, 07/16/19 (a)	200	202
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (a) (f)	250	248
Deutsche Annington Finance BV, 3.20%, 10/02/17 (d)	100	101
Discover Bank, 3.10%, 06/04/20	250	252
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	99
EPR Properties, 4.50%, 04/01/25	100	97
Fidelity National Financial Inc., 5.50%, 09/01/22	200	217
First American Financial Corp.
4.30%, 02/01/23	100	101
4.60%, 11/15/24	200	204
FMR LLC, 4.95%, 02/01/33 (c) (d)	700	723
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	402
8.13%, 01/15/20	150	178
3.34%, 03/18/21	200	206
4.39%, 01/08/26	300	318
GE Capital International Funding Co., 4.42%, 11/15/35 (a)	1,000	1,082
General Motors Financial Co. Inc., 3.25%, 05/15/18	450	458
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	216
6.00%, 06/15/20	200	228
2.40%, 02/25/21 (b)	300	304
5.75%, 01/24/22	100	115
3.50%, 01/23/25	700	707
3.75%, 02/25/26	1,000	1,023
HCP Inc., 4.00%, 12/01/22	300	302
HDFC Bank Ltd., 3.00%, 11/30/16	200	202
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	202
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	56
HSBC Bank Plc, 4.13%, 08/12/20 (a)	400	428
HSBC Bank USA NA, 4.88%, 08/24/20	110	118
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	148
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (f) (h), EUR	500	508
6.00% (callable at 100 beginning 09/29/23) (f), EUR	200	215
2.87%, 03/08/21 (b)	300	307
6.80%, 06/01/38	300	363
HSBC USA Inc., 2.35%, 03/05/20	200	198
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	100
ING Bank NV, 5.80%, 09/25/23 (a)	200	218
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	313
Intesa Sanpaolo SpA
6.50%, 02/24/21 (a)	250	285
5.71%, 01/15/26 (c) (d)	300	292
Jefferies Finance LLC
7.50%, 04/15/21 (a)	200	172
6.88%, 04/15/22 (a)	300	254
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	275	276
7.90% (callable at 100 beginning 04/30/18) (f)	1,100	1,100
1.07%, 05/30/17 (b), GBP	50	71
6.30%, 04/23/19	300	339
1.57%, 01/23/20 (b)	100	100
2.12%, 03/01/21 (b)	300	305
3.90%, 07/15/25	200	213
3.30%, 04/01/26	1,700	1,714
JPMorgan Chase Bank NA
0.96%, 06/13/16 (b)	250	250
5.38%, 09/28/16, GBP	100	146
1.05%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	265
KBC Bank NV, 8.00%, 01/25/23	400	431
Kilroy Realty LP, 4.38%, 10/01/25	300	315
Lazard Group LLC, 3.75%, 02/13/25	300	277
LeasePlan Corp. NV
3.00%, 10/23/17 (c) (d)	200	202
2.50%, 05/16/18 (a)	200	198
Legg Mason Inc., 3.95%, 07/15/24	100	99
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (a) (f)	100	134
Lloyds Banking Group Plc, 7.62%, (callable at 100 beginning 06/27/23) (f) (h), GBP	665	922
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	300	319
Mid-America Apartments LP, 3.75%, 06/15/24	100	102
Mitsubishi UFJ Financial Group Inc., 2.52%, 03/01/21 (b)	1,000	1,020
Moody’s Corp.
4.50%, 09/01/22	200	220
4.88%, 02/15/24	290	319
Morgan Stanley
6.25%, 08/28/17	100	106
7.30%, 05/13/19	290	334
5.75%, 01/25/21	100	115
3.88%, 01/27/26	300	313

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MUFG Americas Holdings Corp., 3.00%, 02/10/25	1,000	977
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	285
New York Life Global Funding, 1.13%, 03/01/17 (a)	100	100
Nordea Bank AB, 4.88%, 05/13/21 (a)	400	433
Omega Healthcare Investors Inc., 4.95%, 04/01/24	50	51
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (a)	100	100
PHH Corp., 6.38%, 08/15/21	200	177
Piper Jaffray Cos., 3.63%, 05/31/17 (b) (c) (d)	100	100
PNC Preferred Funding Trust, 2.28%, (callable at 100 beginning 03/15/17) (c) (d) (f)	200	168
Progressive Corp., 6.70%, 06/15/67	276	263
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	201
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	200	268
Radian Group Inc., 7.00%, 03/15/21	300	311
RCI Banque SA, 3.50%, 04/03/18 (a)	100	103
Rio Oil Finance Trust
9.25%, 07/06/24 (a)	250	155
6.75%, 01/06/27 (a)	250	149
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	400	436
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (b)	100	106
Santander Bank NA, 1.55%, 01/12/18 (b)	250	248
Simon Property Group LP, 3.30%, 01/15/26	100	104
SL Green Realty Corp., 4.50%, 12/01/22	100	103
Solvay Finance America LLC, 4.45%, 12/03/25 (a)	300	307
Springleaf Finance Corp., 6.90%, 12/15/17	100	103
State Bank of India, 4.13%, 08/01/17	200	205
State Street Corp.
5.25% (callable at 100 beginning 09/15/20) (f)	300	304
3.30%, 12/16/24	250	260
Stearns Holdings LLC, 9.38%, 08/15/20 (c) (d)	100	98
Sumitomo Mitsui Financial Group Inc.
2.32%, 03/09/21 (b)	400	404
2.93%, 03/09/21	100	102
Svenska Handelsbanken AB, 2.45%, 03/30/21	250	253
Synchrony Financial
1.85%, 02/03/20 (b)	200	193
2.70%, 02/03/20	100	99
4.50%, 07/23/25	200	206
Synovus Financial Corp., 5.75%, 12/15/25 (b)	200	204
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19 (a)	300	305
UBS AG
2.38%, 08/14/19	300	305
7.25%, 02/22/22 (b)	200	206
7.63%, 08/17/22	1,428	1,637
UBS Group AG, 0.00%, 04/14/21 (b) (c) (d)	500	500
UDR Inc.
4.63%, 01/10/22	371	402
4.00%, 10/01/25	200	208
US Bancorp, 5.12%, (callable at 100 beginning 01/15/21) (f)	600	614
Vornado Realty LP, 2.50%, 06/30/19	150	151
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (f)	300	304
2.55%, 12/07/20	300	305
1.97%, 03/04/21 (b)	300	305
4.48%, 01/16/24	100	109
3.30%, 09/09/24	100	103
4.65%, 11/04/44	100	103
Wells Fargo Bank NA
1.36%, 01/22/18 (b)	1,000	1,003
5.95%, 08/26/36	100	123
Welltower Inc., 4.25%, 04/01/26	300	304
Weyerhaeuser Co.
7.38%, 10/01/19	300	344
7.38%, 03/15/32	300	367
WP Carey Inc., 4.00%, 02/01/25	600	566
		62,719
HEALTH CARE - 4.2%
AbbVie Inc.
2.50%, 05/14/20	300	306
2.90%, 11/06/22	100	102
3.60%, 05/14/25	300	315
Actavis Funding SCS, 3.00%, 03/12/20	200	206
Amgen Inc.
2.30%, 06/15/16	150	150
4.10%, 06/15/21	355	387
3.63%, 05/22/24	300	317
AstraZeneca Plc, 3.38%, 11/16/25	200	207
Baxalta Inc., 2.88%, 06/23/20 (a)	300	300
Becton Dickinson and Co., 3.73%, 12/15/24	300	319
Boston Scientific Corp.
2.65%, 10/01/18	100	102
3.38%, 05/15/22	400	409
ConvaTec Finance International SA, 8.25%, 01/15/19 (a) (i)	200	198
Endo Finance LLC, 6.00%, 07/15/23 (a)	200	188
HCA Inc., 3.75%, 03/15/19	100	102
Kinetic Concepts Inc., 7.88%, 02/15/21 (a)	100	106
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (a)	375	351
Medtronic Inc.
1.43%, 03/15/20 (b)	150	150
3.50%, 03/15/25	250	267
Merck & Co. Inc., 2.75%, 02/10/25	300	307
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	300	307
Pfizer Inc., 5.20%, 08/12/20	100	115
Thermo Fisher Scientific Inc., 3.30%, 02/15/22	200	204
UnitedHealth Group Inc.
1.45%, 07/17/17	500	503
4.75%, 07/15/45	300	344
Valeant Pharmaceuticals International Inc. , 5.38%, 03/15/20 (a)	600	489
Zimmer Holdings Inc.
3.15%, 04/01/22	100	101
3.55%, 04/01/25	700	708
Zoetis Inc., 4.50%, 11/13/25	200	214
		7,774
INDUSTRIALS - 1.8%
ADT Corp., 3.50%, 07/15/22	100	86
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	102
7.13%, 10/15/20 (a)	50	56
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	134
Fortune Brands Home & Security Inc., 3.00%, 06/15/20	200	202
General Electric Co., 5.25%, 12/06/17	130	139
Hellenic Railways Organization SA, 4.03%, 03/17/17 (d), EUR	100	103
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	203

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.13%, 09/01/18 (a)	190	207
Lockheed Martin Corp., 3.55%, 01/15/26	300	318
Masco Corp.
6.13%, 10/03/16	150	154
5.85%, 03/15/17	50	52
5.95%, 03/15/22	150	165
6.50%, 08/15/32	100	102
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (a)	180	40
Owens Corning Inc.
4.20%, 12/15/22	150	152
4.20%, 12/01/24	200	200
Republic Services Inc., 4.75%, 05/15/23	300	335
Standard Industries Inc., 5.13%, 02/15/21 (a)	200	205
USG Corp., 9.75%, 01/15/18 (j)	100	112
Verisk Analytics Inc., 4.13%, 09/12/22	100	104
Waste Management Inc., 3.13%, 03/01/25	100	103
		3,274
INFORMATION TECHNOLOGY - 1.6%
Adobe Systems Inc., 3.25%, 02/01/25	350	362
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	306
3.60%, 11/28/24	300	303
Autodesk Inc., 1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	307
3.00%, 06/30/20	200	203
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	100
Harris Corp., 2.70%, 04/27/20	100	100
KLA-Tencor Corp., 4.65%, 11/01/24	100	101
Lender Processing Services, 5.75%, 04/15/23	233	241
Motorola Solutions Inc., 4.00%, 09/01/24	100	92
QUALCOMM Inc., 3.45%, 05/20/25	300	311
Visa Inc., 3.15%, 12/14/25	400	418
		2,944
MATERIALS - 0.3%
Goldcorp Inc., 3.63%, 06/09/21	100	101
Graphic Packaging International Inc., 4.75%, 04/15/21	50	52
Huntsman International LLC, 4.88%, 11/15/20	100	99
Platform Specialty Products Corp., 6.50%, 02/01/22 (a)	300	253
Rock-Tenn Co., 4.90%, 03/01/22	30	32
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
		567
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.
4.60%, 02/15/21	299	327
3.95%, 01/15/25	100	104
4.13%, 02/17/26	700	739
4.80%, 06/15/44	100	98
CC Holdings GS V LLC, 3.85%, 04/15/23	200	206
Lynx I Corp., 5.38%, 04/15/21 (a)	180	188
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (a)	200	180
Sprint Capital Corp., 6.88%, 11/15/28	400	292
T-Mobile USA Inc., 6.00%, 04/15/24	700	709
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	155
Telefonica Emisiones SAU, 6.42%, 06/20/16	100	101
Verizon Communications Inc.
1.41%, 06/17/19 (b)	100	100
4.50%, 09/15/20	200	221
4.86%, 08/21/46	1,800	1,899
5.01%, 08/21/54	279	280
4.67%, 03/15/55	729	700
		6,299
UTILITIES - 1.3%
Delmarva Power & Light Co., 3.50%, 11/15/23	250	266
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	57
Dynegy Inc., 6.75%, 11/01/19	100	100
Entergy Louisiana LLC, 3.25%, 04/01/28	500	513
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	213
FirstEnergy Corp., 4.25%, 03/15/23 (e)	300	312
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	212
7.25%, 01/15/19 (a)	200	221
Laclede Group Inc., 1.37%, 08/15/17 (b)	200	199
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	65
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (c) (d)	100	99
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	105
		2,362
Total Corporate Bonds and Notes (cost $103,950)		103,200
VARIABLE RATE SENIOR LOAN INTERESTS - 3.8% (b)
CONSUMER DISCRETIONARY - 1.3%
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	300	300
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	300	299
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	300	300
Las Vegas Sands Inc. Term Loan B, 3.25%, 12/16/20	1,197	1,196
MGM Resorts International Term Loan B, 3.50%, 12/20/19	299	298
		2,393
ENERGY - 0.7%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 04/28/16	1,332	1,329
FINANCIALS - 0.2%
Delos Finance SARL Term Loan, 3.50%, 02/27/21	300	300
HEALTH CARE - 0.8%
HCA Inc. Extended Term Loan B-4, 3.36%, 05/01/18	497	497
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	299	277
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	295	296
Valeant Pharmaceuticals International Inc. Term Loan B
3.75%, 06/20/20	100	94
4.00%, 03/13/22	300	283
		1,447
INFORMATION TECHNOLOGY - 0.5%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	600	596
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	196	196
Dell International LLC Term Loan C, 3.75%, 09/24/18	149	149
		941

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 0.3%
Chemours Co. Term Loan B, 3.75%, 05/07/22	299	285
CPG International Inc. Term Loan, 4.75%, 09/13/20 (d)	299	290
		575
Total Variable Rate Senior Loan Interests (cost $6,985)		6,985
GOVERNMENT AND AGENCY OBLIGATIONS - 37.1%
GOVERNMENT SECURITIES - 36.6%
Municipals - 0.1%
California Earthquake Authority, 2.81%, 07/01/19	200	205
Sovereign - 0.4%
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (j), EUR	600	410
Indonesia Government International Bond, 2.88%, 07/08/21 (a), EUR	100	117
Slovenia Government International Bond, 4.13%, 02/18/19 (a)	200	211
		738
Treasury Inflation Index Securities - 2.0%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (k), EUR	533	683
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (k)	1,005	1,197
0.63%, 01/15/26 (k)	1,795	1,877
		3,757
U.S. Treasury Securities - 34.1%
U.S. Treasury Bond
0.00%, 08/15/44 (g)	1,325	611
3.00%, 11/15/45	10,700	11,556
2.50%, 02/15/46	1,100	1,073
Principal Only, 0.00%, 05/15/43 - 05/15/45 (g)	3,850	1,771
U.S. Treasury Note
1.38%, 09/30/20 (l)	7,000	7,061
1.13%, 02/28/21	18,900	18,831
1.63%, 02/15/26	22,300	21,987
		62,890
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 3.00%, 07/01/43 - 08/01/43	812	835
Total Government and Agency Obligations (cost $67,707)		68,425
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (f)	3	304
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (f)	2	43
Total Preferred Stocks (cost $338)		347
PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR, exercise rate 1.00%, Expiration 12/07/16, MSC (d)	18	8
Call Swaption, 3-Month LIBOR, exercise rate 1.00%, Expiration 12/08/16, MSC (d)	37	16
Call Swaption, 3-Month LIBOR, exercise rate 1.07%, Expiration 01/17/17, GSC (d)	19	9
Put Swaption, 3-Month LIBOR, exercise rate 1.25%, Expiration 08/05/16, GSC (d)	44	1
Put Swaption, 3-Month LIBOR, exercise rate 2.93%, Expiration 08/13/18, DUB (d)	3	21
Put Swaption, 3-Month LIBOR, exercise rate 3.18%, Expiration 09/17/18, MSC (d)	12	63
Put Swaption, 3-Month LIBOR, exercise rate 3.20%, Expiration 03/18/19, GSC (d)	9	58
Put Swaption, 3-Month LIBOR, exercise rate 3.23%, Expiration 02/19/19, DUB (d)	9	55
Total Purchased Options (cost $244)		231
TRUST PREFERREDS - 0.0%
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	—	11
Total Trust Preferreds (cost $10)		11
SHORT TERM INVESTMENTS - 0.9%
Certificates of Deposit - 0.1%
Banco Bilbao Vizcaya Argentaria, 1.47%, 05/16/16 (b)	$250	250
Treasury Securities - 0.8%
U.S. Treasury Bill, 0.12%, 04/21/16 (l)	1,400	1,400
Total Short Term Investments (cost $1,650)		1,650
Total Investments - 100.5% (cost $185,588)		185,539
Other Assets and Liabilities, Net - (0.5%)		(863)
Total Net Assets - 100.0%		$184,676

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $17,317 which represented 9.4% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual security.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Convertible security.
(i)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(j)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(k)	Treasury inflation indexed note, par amount is adjusted for inflation.
(l)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BNP Paribas SA, 7.63%, callable at 100 beginning 03/30/21	03/24/2016	$700	$703	0.4%
BP AMI Leasing Inc., 5.52%, 05/08/19	09/24/2012	137	138	0.1
Canadian Oil Sands Ltd., 7.75%, 05/15/19	04/13/2012	56	53	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/2014	301	304	0.1
FMR LLC, 4.95%, 02/01/33	02/09/2015	791	723	0.4
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	300	304	0.1
Intesa Sanpaolo SpA, 5.71%, 01/15/26	01/11/2016	300	292	0.1
LeasePlan Corp. NV, 3.00%, 10/23/17	03/24/2014	202	202	0.1
MPLX LP, 4.88%, 12/01/24	12/23/2014	400	369	0.2
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	99	0.1
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	325	334	0.2
PNC Preferred Funding Trust, 2.28%, callable at 100 beginning 03/15/17	05/05/2015	185	168	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	92	—
Piper Jaffray Cos., 3.63%, 05/31/17	06/03/2014	100	100	0.1
Stearns Holdings LLC, 9.38%, 08/15/20	11/19/2015	100	98	0.1
UBS Group AG, 0.00%, 04/14/21	03/30/2016	500	500	0.3
		$4,597	$4,479	2.4%

Schedule of Written Options

	Expiration Date	Exercise Price/Rate		Contracts/ Notional	Value
Credit Default Swaption
CDX.NA.IG.25 Put Option, BCL	05/18/2016	1.70%		5	$—
CDX.NA.IG.25 Put Option, BOA	05/18/2016	1.90%		3	—
CDX.NA.IG.25 Put Option, CGM	05/18/2016	1.70%		7	—
CDX.NA.IG.25 Put Option, CGM	04/20/2016	1.60%		4	—
CDX.NA.IG.25 Put Option, CGM	04/20/2016	1.50%		2	—
CDX.NA.IG.25 Put Option, GSC	05/18/2016	1.80%		11	—
iTraxx Europe Series 24 Put Option, BOA	04/20/2016	1.20%		8	—
				40	$—
Foreign Currency Options
Brazilian Real versus USD Call Option, BNP	09/15/2016	BRL	4.38	200,000	$(3)
Brazilian Real versus USD Call Option, GSC	09/15/2016	BRL	4.38	400,000	(6)
Brazilian Real versus USD Call Option, GSC	09/15/2016	BRL	4.50	200,000	(3)
Chinese Offshore Yuan versus USD Call Option, GSC	12/20/2016	CNY	7.15	2,500,000	(21)
Chinese Offshore Yuan versus USD Call Option, SCB	12/20/2016	CNY	7.15	2,500,000	(21)
				5,800,000	$(54)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR, MSC	12/08/2016	1.63%		8	$(16)
Call Swaption, 3-Month LIBOR, MSC	12/07/2016	1.67%		4	(9)
Call Swaption, 3-Month LIBOR, GSC	01/17/2017	1.80%		4	(11)
Put Swaption, 3-Month LIBOR, JPM	04/14/2016	1.99%		4	—
Put Swaption, 3-Month LIBOR, DUB	08/13/2018	2.90%		13	(10)
Put Swaption, 3-Month LIBOR, DUB	02/19/2019	3.00%		46	(47)
Put Swaption, 3-Month LIBOR, MSC	09/17/2018	3.00%		51	(38)
Put Swaption, 3-Month LIBOR, GSC	03/18/2019	3.05%		45	(46)
				175	$(177)

See accompanying Notes to Schedules of Investments.

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2015	5,000,171	$238
Options written during the period	800,161	135
Options closed during the period	(117)	(21)
Options outstanding at March 31, 2016	5,800,215	$352

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin	Written Contracts	Unrealized Appreciation / (Depreciation)
Euro-Bund Call Option	04/22/2016	EUR	166.00	—	(3)	1
Euro-Bund Call Option	04/22/2016	EUR	167.00	—	(3)	—
Euro-Bund Call Option	05/26/2016	EUR	163.00	—	(4)	(4)
Euro-Bund Call Option	05/26/2016	EUR	165.00	—	(8)	(1)
Euro-Bund Call Option	05/26/2016	EUR	167.00	—	(6)	1
Euro-Bund Call Option	05/26/2016	EUR	168.00	—	(6)	1
Euro-Bund Put Option	05/26/2016	EUR	158.50	—	(8)	3
					(38)	$1

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2016	(32)	$(8)
90-Day Eurodollar Future	September 2016	(53)	(27)
90-Day Eurodollar Future	December 2016	(23)	—
90-Day Eurodollar Future	March 2017	(97)	(129)
90-Day Eurodollar Future	June 2017	(31)	(5)
90-Day Eurodollar Future	September 2017	(26)	(4)
90-Day Eurodollar Future	December 2017	(14)	3
Euro-BTP Future	June 2016	7	21
Euro-Bund Future	June 2016	(6)	2
U.S. Treasury Note Future, 5-Year	June 2016	27	3
			$(144)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	04/04/2016	CIT	BRL	875	$243	$13
BRL/USD	04/04/2016	GSC	BRL	57	16	1
BRL/USD	04/04/2016	BNP	BRL	92	26	2
BRL/USD	04/04/2016	DUB	BRL	837	233	4
EUR/USD	04/04/2016	CIT	EUR	62	71	3
EUR/USD	04/04/2016	UBS	EUR	4,736	5,389	86
INR/USD	05/24/2016	CIT	INR	20,280	303	12
JPY/USD	04/04/2016	BOA	JPY	188,461	1,674	17
MXN/USD	05/20/2016	BCL	MXN	10,518	606	16
MXN/USD	05/20/2016	GSC	MXN	5,608	323	9
MXN/USD	05/20/2016	CIT	MXN	4,660	269	6
RUB/USD	05/18/2016	BOA	RUB	22,308	328	20
USD/AUD	05/13/2016	JPM	AUD	(1,196)	(915)	(69)
USD/AUD	05/13/2016	ANZ	AUD	(332)	(254)	(5)
USD/BRL	04/04/2016	GSC	BRL	(1,861)	(518)	(51)
USD/BRL	05/03/2016	DUB	BRL	(837)	(231)	(4)
USD/CNY	05/24/2016	CIT	CNY	(1,537)	(237)	(2)
USD/CNY	01/06/2017	SCB	CNY	(12,550)	(1,925)	(92)
USD/EUR	04/04/2016	CIT	EUR	(880)	(1,001)	(23)
USD/EUR	04/04/2016	JPM	EUR	(550)	(626)	(9)
USD/EUR	04/04/2016	MSC	EUR	(3,918)	(4,458)	(159)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	05/03/2016	UBS	EUR	(4,736)	$(5,394)	$(86)
USD/GBP	05/12/2016	CIT	GBP	(1,269)	(1,823)	2
USD/JPY	04/04/2016	BOA	JPY	(2,061)	(18)	—
USD/JPY	04/04/2016	JPM	JPY	(145,400)	(1,292)	15
USD/JPY	04/04/2016	GSC	JPY	(41,000)	(364)	(2)
USD/JPY	05/02/2016	BOA	JPY	(188,461)	(1,676)	(17)
USD/KRW	05/24/2016	JPM	KRW	(737,983)	(644)	(31)
USD/KRW	05/24/2016	BOA	KRW	(294,780)	(257)	(15)
USD/KRW	05/24/2016	GSC	KRW	(285,614)	(249)	(5)
USD/MYR	05/24/2016	BNP	MYR	(2,627)	(671)	(67)
USD/MYR	05/24/2016	MSC	MYR	(1,156)	(295)	(35)
USD/MYR	05/24/2016	JPM	MYR	(1,045)	(267)	(8)
USD/SGD	05/24/2016	CIT	SGD	(1,225)	(909)	(33)
USD/SGD	05/24/2016	MSC	SGD	(340)	(252)	(4)
USD/TWD	05/24/2016	JPM	TWD	(36,546)	(1,137)	(33)
					$(15,932)	$(544)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Depreciation
Over the Counter Interest Rate Swap Agreements
BNP	Harmonised Index of Consumer Prices	Receiving	1.00%	12/08/2020	EUR	100	$—	$(3)
DUB	Harmonised Index of Consumer Prices	Receiving	0.98%	12/15/2020	EUR	400	—	(10)
GSB	Harmonised Index of Consumer Prices	Receiving	1.01%	12/15/2020	EUR	200	—	(5)
GSB	Harmonised Index of Consumer Prices	Receiving	0.99%	12/15/2020	EUR	400	—	(10)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
							$—	$(32)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.00%	12/16/2020		1,200	$50
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.25%	06/17/2035	JPY	40,000	(17)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	127,500	(43)
N/A	6-Month Euribor	Receiving	0.35%	09/10/2017	EUR	1,600	(13)
N/A	6-Month Euribor	Receiving	1.25%	03/15/2047	EUR	500	(3)
N/A	6-Month GBP LIBOR	Paying	1.00%	09/21/2021	GBP	1,800	(18)
N/A	6-Month GBP LIBOR	Paying	1.25%	09/21/2021	GBP	900	7
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2026	GBP	700	(7)
N/A	6-Month GBP LIBOR	Receiving	1.75%	03/15/2047	GBP	200	(1)
N/A	6-Month GBP LIBOR	Receiving	2.25%	03/16/2046	GBP	200	(40)
N/A	6-Month GBP LIBOR	Receiving	2.18%	03/16/2046	GBP	200	(39)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	14,100	9
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	2
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(2)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(2)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,000	10
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(19)
							$(126)

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$200	$(3)	$—	$(3)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.25	N/A	5.00%	12/20/2020	$(600)	$57	$5	$52
CSI	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(300)	(13)	(15)	2
GSC	CMBX.NA.BBB-.6	N/A	3.00%	05/11/2063	(400)	(25)	(28)	3
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	7.04%	5.00%	03/20/2021	(100)	(8)	7	(15)
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	1.31%	1.00%	03/20/2021	(100)	(2)	(7)	5
JPM	Enbridge Inc., 4.90%, 03/01/2015	2.91%	1.00%	12/20/2019	(50)	(3)	—	(3)
CSI	Encana Corp., 4.75%, 10/15/2013	3.24%	1.00%	03/20/2018	(100)	(4)	(1)	(3)
CSI	Federative Republic of Brazil, 4.25%, 01/07/2025	3.14%	1.00%	09/20/2020	(200)	(18)	(14)	(4)
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	2.03%	1.00%	12/20/2018	(100)	(3)	(4)	1
MSC	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	1.74%	5.00%	06/20/2021	(500)	80	77	3
BOA	Gazprom OAO, 2.85%, 10/25/2019	3.11%	1.00%	06/20/2020	(100)	(8)	(16)	8
JPM	Gazprom OAO, 2.85%, 10/25/2019	3.11%	1.00%	06/20/2020	(50)	(4)	(8)	4
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.01%	1.00%	12/20/2020	(800)	(1)	3	(4)
JPM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.92%	1.00%	12/20/2020	(300)	1	(9)	10
JPM	HSBC Bank Plc, 6.00%, 12/14/2029	2.16%	1.00%	12/20/2019	(228)	(10)	(4)	(6)
BBP	Italian Republic, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2020	(1,200)	(6)	(1)	(5)
BNP	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(500)	3	4	(1)
BOA	Italian Republic, 6.88%, 09/27/2023	0.82%	1.00%	03/20/2019	(400)	2	(7)	9
BOA	Italian Republic, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2020	(400)	(2)	(1)	(1)
DUB	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(300)	1	(2)	3
DUB	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(400)	2	3	(1)
GSI	Italian Republic, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2020	(300)	(1)	—	(1)
MSC	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(200)	1	1	—
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(150)	(4)	(5)	1
GSC	MetLife Inc., 4.75%, 02/08/2021	1.33%	1.00%	06/20/2021	(100)	(2)	(2)	—
JPM	Morgan Stanley, 3.75%, 02/25/2023	0.99%	1.00%	12/20/2020	(300)	—	(7)	7
BCL	People’s Republic of China, 7.50%, 10/28/2027	1.03%	1.00%	09/20/2020	(50)	—	—	—
CGM	People’s Republic of China, 7.50%, 10/28/2027	1.03%	1.00%	09/20/2020	(100)	—	—	—
GSC	People’s Republic of China, 7.50%, 10/28/2027	1.03%	1.00%	09/20/2020	(100)	—	—	—
JPM	People’s Republic of China, 7.50%, 10/28/2027	1.03%	1.00%	09/20/2020	(300)	—	—	—
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	8.41%	1.00%	06/20/2019	(100)	(21)	(8)	(13)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	8.60%	1.00%	09/20/2019	(400)	(88)	(21)	(67)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	8.76%	1.00%	12/20/2019	(400)	(96)	(45)	(51)
BCL	Petroleos Mexicanos, 6.63%, 06/15/2035	3.18%	1.00%	09/20/2020	(900)	(80)	(46)	(34)
GSC	Petroleos Mexicanos, 6.63%, 06/15/2035	3.18%	1.00%	09/20/2020	(250)	(23)	(13)	(10)
BCL	Sprint Communications, 8.38%, 08/15/2017	10.62%	5.00%	09/20/2020	(100)	(18)	(37)	19
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.11%	1.00%	06/20/2019	(57)	—	(4)	4
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.35%	1.00%	06/20/2021	(114)	(2)	(6)	4
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.64%	5.00%	03/20/2019	(100)	7	8	(1)
CGM	United Mexican States, 5.95%, 03/19/2019	1.40%	1.00%	09/20/2020	(100)	(21)	(8)	(13)
GSI	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	03/20/2019	(100)	—	1	(1)
JPM	United Mexican States, 5.95%, 03/19/2019	1.40%	1.00%	09/20/2020	(700)	(11)	(12)	1
MSS	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	03/20/2019	(400)	1	3	(2)
GSC	Viacom Inc., 6.88%, 04/30/2036	1.86%	1.00%	06/20/2021	(300)	(13)	(15)	2
BCL	Volkswagen International Finance NV, 5.38%, 05/22/2018	1.02%	1.00%	12/20/2017	(341)	—	(6)	6
BNP	Volkswagen International Finance NV, 5.38%, 05/22/2018	1.02%	1.00%	12/20/2017	(341)	—	(6)	6
					$(13,631)	$(316)	$(244)	$(72)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.24%	1.00%	12/20/2020	$(400)	$4	$12
N/A	CDX.NA.IG.25	N/A	1.00%	12/20/2020	(65,000)	327	(151)
N/A	CDX.NA.IG.26	N/A	1.00%	06/20/2021	(65,000)	691	128
					$(130,400)	$1,022	$(11)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/PPM America Long Short Credit Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a)	$1,586	$1,601
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,170
Citigroup Commercial Mortgage Trust REMIC, 1.19%, 06/15/21 (b) (c) (d)	2,750	2,692
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	135	137
Dell Equipment Finance Trust
0.94%, 06/22/20 (a)	134	134
1.36%, 06/22/20 (a)	100	100
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (b)	28	28
MVW Owner Trust, 2.15%, 04/22/30 (a)	573	568
Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,500)		6,430

CORPORATE BONDS AND NOTES - 65.3%

CONSUMER DISCRETIONARY - 9.1%
Beazer Homes USA Inc., 7.50%, 09/15/21	1,256	1,027
British Sky Broadcasting Group Plc, 3.75%, 09/16/24	788	813
CCO Holdings LLC, 5.88%, 05/01/27 (a)	600	612
CCO Safari II LLC
6.38%, 10/23/35 (a)	614	676
6.83%, 10/23/55 (a)	1,200	1,295
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (e)	440	217
Delphi Corp., 5.00%, 02/15/23	1,650	1,737
General Motors Co.
5.00%, 04/01/35	875	826
6.25%, 10/02/43	664	709
Gibson Brands Inc., 8.88%, 08/01/18 (a)	794	460
GLP Capital LP, 4.38%, 11/01/18	207	213
Grupo Televisa SAB, 6.13%, 01/31/46	513	544
KB Home, 7.63%, 05/15/23	583	579
Landry’s Holdings II Inc., 10.25%, 01/01/18 (a)	540	537
Landry’s Inc., 9.38%, 05/01/20 (a)	315	331
Levi Strauss & Co., 5.00%, 05/01/25	221	223
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (e)	644	496
Newell Rubbermaid Inc.
3.85%, 04/01/23 (f)	495	514
4.20%, 04/01/26 (f)	214	224
5.38%, 04/01/36 (f)	335	356
5.50%, 04/01/46 (f)	348	377
Numericable Group SA, 5.38%, 05/15/22 (a), EUR	1,000	1,158
PVH Corp., 4.50%, 12/15/22	675	692
Sally Holdings LLC, 5.63%, 12/01/25	142	151
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	556	641
5.75%, 11/15/21 (a), EUR	469	572
SES SA, 5.30%, 04/04/43 (a)	615	571
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	1,017	1,067
Staples Inc., 2.75%, 01/12/18 (f)	3,000	3,024
Time Warner Cable Inc., 6.75%, 06/15/39	247	278
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	531
Wave Holdco LLC, 8.25%, 07/15/19 (a) (e)	542	529
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,025	1,025
		23,005
CONSUMER STAPLES - 2.5%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (e)	1,142	1,160
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	452	384
HJ Heinz Co.
3.95%, 07/15/25 (a)	464	494
5.00%, 07/15/35 (a)	439	484
5.20%, 07/15/45 (a)	627	702
JBS Investments GmbH, 7.25%, 04/03/24 (a)	720	661
Reynolds American Inc., 4.45%, 06/12/25	813	895
Reynolds Group Issuer Inc., 5.75%, 10/15/20	750	770
Tyson Foods Inc.
4.88%, 08/15/34	355	382
5.15%, 08/15/44	256	286
		6,218
ENERGY - 7.3%
Access Midstream Partners LP, 4.88%, 05/15/23	123	107
Antero Resources Corp., 5.13%, 12/01/22	150	136
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,408	141
California Resources Corp., 8.00%, 12/15/22 (a)	1,378	531
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,128	801
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	237
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	570	279
CITGO Holding Inc., 10.75%, 02/15/20 (a)	735	713
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (a)	365	363
4.50%, 06/01/25 (a)	219	217
5.80%, 06/01/45 (a)	274	278
Concho Resources Inc., 5.50%, 04/01/23	477	467
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,326	1,204
Devon Energy Corp., 5.85%, 12/15/25	625	603
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,055	695
Energy Transfer Partners LP
4.75%, 01/15/26	370	339
4.90%, 03/15/35	375	297
5.15%, 03/15/45	367	285
6.13%, 12/15/45	625	561
EnLink Midstream Partners LP, 4.15%, 06/01/25	486	376
EnQuest Plc, 7.00%, 04/15/22 (a)	1,134	505
Enterprise Products Operating LLC
3.70%, 02/15/26	371	368
4.95%, 10/15/54	472	410
EP Energy LLC, 6.38%, 06/15/23	728	335
Halcon Resources Corp., 12.00%, 02/15/22 (c) (d)	446	297
Halliburton Co.
3.38%, 11/15/22	200	204
3.80%, 11/15/25	401	401
5.00%, 11/15/45	283	278
Ithaca Energy Inc., 8.13%, 07/01/19 (c) (d)	579	362
Oneok Inc., 7.50%, 09/01/23	469	457
Petrobras Global Finance BV
2.76%, 01/15/19 (b)	700	569
4.38%, 05/20/23	591	431
Regency Energy Partners LP
5.88%, 03/01/22	1,596	1,551
5.00%, 10/01/22	567	533
Sanchez Energy Corp., 7.75%, 06/15/21	147	85
Seadrill Ltd., 6.13%, 09/15/17 (a) (g)	400	161

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SM Energy Co., 6.13%, 11/15/22	784	574
Spectra Energy Partners LP
3.50%, 03/15/25	1,044	1,009
4.50%, 03/15/45	640	568
Transocean Inc., 7.13%, 12/15/21 (f)	1,250	844
		18,572
FINANCIALS - 22.9%
Abbey National Treasury Services Plc, 2.11%, 03/14/19 (b)	2,000	2,010
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	517	530
4.50%, 05/15/21	180	184
Ally Financial Inc., 5.75%, 11/20/25	1,150	1,124
Altice Financing SA, 7.88%, 12/15/19 (a)	200	209
American Tower Corp., 3.30%, 02/15/21	761	774
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	680	715
4.70%, 02/01/36	788	852
4.90%, 02/01/46	1,054	1,178
Antero Resources Finance Corp., 5.38%, 11/01/21	800	734
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (h)	473	464
6.30% (callable at 100 beginning 03/10/26) (h)	873	901
6.50% (callable at 100 beginning 10/23/24) (h)	561	579
4.20%, 08/26/24	1,859	1,893
3.95%, 04/21/25	665	662
Barclays Bank Plc, 7.75%, 04/10/23 (b)	1,000	1,050
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (h), EUR	1,100	1,208
8.25% (callable at 100 beginning 12/15/18) (h) (i)	900	898
4.38%, 01/12/26	305	299
BNP Paribas SA
7.37% (callable at 100 beginning 08/19/25) (a) (h)	362	350
7.63% (callable at 100 beginning 03/30/21) (c) (d) (h)	882	887
Cemex Finance LLC
9.38%, 10/12/22 (a)	850	940
6.00%, 04/01/24 (a)	447	423
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (h)	900	884
6.13% (callable at 100 beginning 11/15/20) (h)	1,600	1,604
CME Group Inc., 5.30%, 09/15/43	1,250	1,495
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (a) (h)	1,119	1,116
Credit Suisse AG, 6.50%, 08/08/23 (a)	1,981	2,130
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (h)	1,759	1,730
Discover Financial Services, 3.95%, 11/06/24	500	494
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (a), EUR	983	1,157
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	500	524
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	875	937
General Motors Financial Co. Inc., 3.10%, 01/15/19	356	362
GFI Group Inc., 8.63%, 07/19/18 (f)	1,000	1,060
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (h)	1,675	1,621
4.00%, 03/03/24	861	903
4.25%, 10/21/25	506	514
5.15%, 05/22/45	997	1,013
Hospitality Properties Trust, 4.50%, 03/15/25	1,001	963
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (h) (i)	249	239
6.37% (callable at 100 beginning 03/30/25) (h) (i)	1,319	1,247
5.25%, 03/14/44	350	355
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	1,675	1,569
Janus Capital Group Inc., 4.88%, 08/01/25	561	597
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (h)	1,750	1,754
7.90% (callable at 100 beginning 04/30/18) (h)	663	663
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	1,000	1,031
Morgan Stanley
1.36%, 07/23/19 (b)	1,300	1,280
4.10%, 05/22/23	1,399	1,443
3.88%, 04/29/24	150	157
4.00%, 07/23/25	349	365
4.35%, 09/08/26	188	194
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	1,250	1,204
Prudential Financial Inc., 5.87%, 09/15/42 (b)	1,046	1,093
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (h) (i)	1,042	969
8.00% (callable at 100 beginning 08/10/25) (h) (i)	408	389
6.13%, 12/15/22	255	271
6.10%, 06/10/23	872	893
5.13%, 05/28/24	707	680
Santander UK Plc, 5.00%, 11/07/23 (a)	864	877
Stena AB, 7.00%, 02/01/24 (a)	1,032	855
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (h)	660	705
4.48%, 01/16/24	461	501
4.10%, 06/03/26	300	314
4.30%, 07/22/27	659	700
4.90%, 11/17/45	273	293
		58,009
HEALTH CARE - 5.2%
AbbVie Inc., 4.70%, 05/14/45	355	378
Actavis Funding SCS
3.85%, 06/15/24	640	671
4.75%, 03/15/45	702	744
Becton Dickinson and Co., 4.69%, 12/15/44	370	400
Capsugel SA, 7.00%, 05/15/19 (a) (e)	1,493	1,500
Centene Escrow Corp., 6.13%, 02/15/24 (a)	401	422
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	280	240
DJO Finco LLC, 8.13%, 06/15/21 (a)	241	213
Gilead Sciences Inc.
4.80%, 04/01/44	814	895
4.50%, 02/01/45	400	424
HCA Inc.
3.75%, 03/15/19	518	531
4.25%, 10/15/19	1,853	1,910

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Howard Hughes Medical Institute, 3.50%, 09/01/23	727	778
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	200	205
4.38%, 03/15/26	200	206
Tenet Healthcare Corp.
5.00%, 03/01/19	750	742
4.13%, 06/15/20 (a) (b)	543	539
8.13%, 04/01/22	786	806
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	909	712
6.13%, 04/15/25 (a)	274	211
WellCare Health Plans Inc., 5.75%, 11/15/20	667	690
		13,217
INDUSTRIALS - 4.7%
Aircastle Ltd.
4.63%, 12/15/18	539	556
5.00%, 04/01/23	145	146
Bombardier Inc.
5.50%, 09/15/18 (a)	276	254
4.75%, 04/15/19 (a)	396	343
6.00%, 10/15/22 (a)	640	477
6.13%, 01/15/23 (a)	241	183
7.50%, 03/15/25 (a)	943	717
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (a)	1,187	1,187
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (h)	4,300	4,429
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,919
Lockheed Martin Corp., 4.50%, 05/15/36	567	610
Masco Corp., 3.50%, 04/01/21	1,027	1,035
		11,856
INFORMATION TECHNOLOGY - 1.9%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (e)	886	886
CDK Global Inc., 3.30%, 10/15/19	503	506
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (a)	625	614
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	1,048	592
ViaSat Inc., 6.88%, 06/15/20	932	968
Visa Inc.
4.15%, 12/14/35	420	452
4.30%, 12/14/45	844	924
		4,942
MATERIALS - 4.8%
Anglo American Plc, 3.63%, 05/14/20 (a)	605	518
Ardagh Packaging Finance Plc, 3.63%, 12/15/19 (a) (b)	2,250	2,216
Barrick Gold Corp., 4.10%, 05/01/23	150	146
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c) (d)	432	302
Cemex SAB de CV
6.50%, 12/10/19 (a)	513	528
7.25%, 01/15/21 (a)	594	618
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	160
6.88%, 04/01/22 (a)	650	520
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	151	103
Freeport-McMoRan Inc.
4.55%, 11/14/24	542	370
5.40%, 11/14/34	2,061	1,262
Hexion US Finance Corp., 6.63%, 04/15/20	500	415
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	333	387
Methanex Corp., 5.65%, 12/01/44	496	401
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	120	116
Samarco Mineracao SA, 5.38%, 09/26/24 (a)	240	142
Sealed Air Corp., 4.88%, 12/01/22 (a)	337	350
Teck Resources Ltd., 2.50%, 02/01/18	3,650	3,194
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (a)	292	292
		12,040
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc., 4.50%, 05/15/35	673	665
CenturyLink Inc., 7.50%, 04/01/24	222	222
Frontier Communications Corp.
10.50%, 09/15/22 (a)	288	295
11.00%, 09/15/25 (a)	288	290
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	953	874
Sprint Corp., 7.13%, 06/15/24	765	568
T-Mobile USA Inc., 6.50%, 01/15/26	354	368
Verizon Communications Inc.
6.40%, 09/15/33	58	71
4.27%, 01/15/36	999	994
6.55%, 09/15/43	19	25
5.01%, 08/21/54	818	821
4.67%, 03/15/55	1,102	1,058
Wind Acquisition Finance SA, 3.86%, 07/15/20 (a) (b), EUR	500	553
		6,804
UTILITIES - 4.2%
AES Corp., 3.64%, 06/01/19 (b)	500	482
Brooklyn Union Gas Co., 3.41%, 03/10/26 (a)	741	766
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (h)	900	823
Enel SpA, 8.75%, 09/24/73 (c) (d)	1,376	1,531
Exelon Corp.
3.95%, 06/15/25 (a)	618	641
5.10%, 06/15/45 (a)	513	559
FirstEnergy Corp.
4.25%, 03/15/23 (f)	616	641
7.38%, 11/15/31	525	647
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	747	779
GenOn Energy Inc., 9.50%, 10/15/18	1,025	748
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,037
Pacific Gas & Electric Co., 4.30%, 03/15/45	578	623
RJS Power Holdings LLC, 4.63%, 07/15/19 (a)	900	781
Talen Energy Corp., 6.50%, 06/01/25	263	218
Wisconsin Energy Corp., 3.55%, 06/15/25	256	266
		10,542
Total Corporate Bonds and Notes (cost $177,133)		165,205

VARIABLE RATE SENIOR LOAN INTERESTS - 23.3% (b)

CONSUMER DISCRETIONARY - 8.4%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,243	1,242
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	1,067	978
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	71	69
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	711	709
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	946	769

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CCO Safari III LLC Term Loan H, 3.25%, 07/23/23	312	311
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	187	187
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,739	1,736
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (j)	1,120	1,047
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	353	354
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	1,058	1,049
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	100	95
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	389	373
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,167	1,167
JC Penney Corp. Inc. 1st Lien Term Loan, 6.00%, 05/22/18	663	664
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	900	857
Marina District Finance Co. Inc. Term Loan B, 6.50%, 08/15/18	734	732
MGOC Inc. Term Loan B, 4.00%, 07/31/20	1,205	1,203
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,171	1,131
Outfront Media Capital LLC Term Loan B, 3.00%, 01/16/21	563	559
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	587	584
Schaeffler AG Term Loan B, 4.25%, 05/15/20	186	187
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,485	1,434
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	1,384	1,367
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	2,091	2,068
Yonkers Racing Corp. 1st Lien Term Loan, 4.25%, 08/19/19	423	413
		21,285
CONSUMER STAPLES - 1.8%
Albertsons LLC Term Loan B-3, 5.12%, 08/11/19	1,251	1,250
Dole Food Co. Inc. Term Loan B, 4.50%, 10/25/18	860	855
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	947	945
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.00%, 04/29/20	1,075	1,073
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	288	289
		4,412
ENERGY - 2.4%
Arch Coal Inc. Term Loan B, 7.50%, 05/14/18 (d) (k) (n)	977	345
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	693	692
CITGO Petroleum Corp. Term Loan B, 4.50%, 07/23/21	1,462	1,406
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 12/01/20	283	279
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 04/28/16	1,658	1,655
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	667	450
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	200	35
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (j)	900	446
Samson Investment Co. 2nd Lien Term Loan, 6.50%, 09/25/18 (d) (k) (n)	1,550	25
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	1,078	474
Seventy Seven Operating LLC Term Loan B, 3.75%, 06/18/21	493	317
		6,124
FINANCIALS - 0.7%
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	1,271	1,269
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	617	541
		1,810
HEALTH CARE - 1.8%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	107	107
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	995	994
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	1,987	1,989
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	1,200	1,181
Valeant Pharmaceuticals International Inc. Term Loan B, 4.00%, 03/13/22	287	271
		4,542
INDUSTRIALS - 2.1%
Berry Plastics Holding Corp. Term Loan E, 3.75%, 01/06/21	454	452
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	600	534
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,851	1,850
Southwire LLC Term Loan, 3.25%, 02/11/21	1,022	964
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	887	873
TransDigm Inc. Term Loan E, 3.50%, 05/13/22	695	684
		5,357
INFORMATION TECHNOLOGY - 2.1%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	2,000	1,989
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	662	554
CommScope Inc. Term Loan B-5, 3.75%, 12/29/22	100	99
First Data Corp. Term Loan, 3.93%, 09/24/18	1,300	1,297
NXP BV Term Loan B, 3.75%, 10/30/20	200	200
Western Digital Corp. Term Loan B, 5.50%, 03/29/23	1,177	1,162
		5,301
MATERIALS - 2.8%
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	1,461	1,454
Berry Plastics Holding Corp. Term Loan F, 4.00%, 09/09/22	556	555
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	1,309	1,102
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	320	320
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	750	706

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MacDermid Inc. Term Loan B-2, 5.50%, 06/07/20	353	341
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	500	483
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	988	948
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22 (j)	1,154	1,143
		7,052
TELECOMMUNICATION SERVICES - 1.0%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,750	1,750
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	813	815
		2,565
UTILITIES - 0.2%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 05/05/16	564	563
Total Variable Rate Senior Loan Interests (cost $63,624)		59,011

PREFERRED STOCKS - 1.1%

ENERGY - 0.2%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	19	430

FINANCIALS - 0.9%
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (h)	88	2,315
Total Preferred Stocks (cost $2,937)		2,745

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	129
PIMCO Dynamic Credit Income Fund	11	190
Total Investment Companies (cost $505)		319

SHORT TERM INVESTMENTS - 5.3%

Investment Company - 5.3%
JNL Money Market Fund, 0.29% (l) (m)	13,516	13,516
Total Short Term Investments (cost $13,516)		13,516
Total Investments - 97.7% (cost $264,215)		247,226
Other Assets and Liabilities, Net - 2.3%		5,920
Total Net Assets - 100.0%		$253,146

(a)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2016, the aggregate value of these liquid securities was $55,219 which represented 21.8% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(h)	Perpetual security.
(i)	Convertible security.
(j)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(k)	Security is in default relating to principal and interest.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.
(n)	Non-income producing security.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BNP Paribas SA, 7.63%, callable at 100 beginning 03/30/21	03/24/2016	$882	$887	0.4%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18	04/01/2015	432	302	0.1
Citigroup Commercial Mortgage Trust REMIC, 1.19%, 06/15/21	06/05/2014	2,750	2,692	1.1
Enel SpA, 8.75%, 09/24/73	09/18/2013	1,365	1,531	0.6
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	1,096	297	0.1
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2015	579	362	0.1
		$7,104	$6,071	2.4%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	June 2016	(40)	$(189)
U.S. Treasury Long Bond Future	June 2016	(98)	85
U.S. Treasury Note Future, 10-Year	June 2016	(384)	39
U.S. Treasury Note Future, 2-Year	June 2016	(17)	—
U.S. Treasury Note Future, 5-Year	June 2016	(239)	(42)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(113)	158
			$51

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Capital One Bank USA Corp., 2.25%, 02/13/2019	N/A	1.00%	06/20/2021	$3,500	$(103)	$(93)	$(10)
CGM	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	06/20/2021	4,000	(76)	(54)	(22)
JPM	Conagra Foods Inc., 7.00%, 10/01/2028	N/A	1.00%	06/20/2021	4,000	(90)	(78)	(12)
JPM	Cooper Tire & Rubber Co., 7.63%, 03/15/2027	N/A	5.00%	06/20/2021	4,000	(692)	(652)	(40)
JPM	Dominion Resources Inc., 6.40%, 06/15/2018	N/A	1.00%	06/20/2021	4,000	(137)	(121)	(16)
CGM	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	4,000	(71)	(56)	(15)
CGM	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	12/20/2020	4,000	66	—	66
JPM	Quest Diagnostics Inc., 6.95%, 07/01/2037	N/A	1.00%	06/20/2021	4,000	(79)	(68)	(11)
CSI	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(27)	(7)	(20)
CGM	Teck Resources Ltd., 3.15%, 01/15/2017	N/A	1.00%	03/20/2018	3,500	459	126	333
JPM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	4,000	167	206	(39)
					$42,000	$(583)	$(797)	$214

Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.99%	1.00%	06/20/2021	$(3,500)	$2	$(2)	$4
JPM	Goodyear Tire and Rubber Co., 7.00%, 03/15/2028	1.60%	5.00%	06/20/2021	(4,000)	678	674	4
CGM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	1.05%	1.00%	06/20/2021	(4,000)	(9)	(29)	20
CGM	Royal Caribbean Cruises, 5.25%, 11/15/2022	2.01%	5.00%	06/20/2021	(4,000)	593	565	28
					$(15,500)	$1,264	$1,208	$56

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 58.2%

CONSUMER DISCRETIONARY - 6.2%
Amazon.com Inc. (a)	15	$8,726
AutoZone Inc. (a)	19	15,137
Comcast Corp. - Class A	141	8,582
Compass Group Plc	102	1,794
Hilton Worldwide Holdings Inc.	10	225
Johnson Controls Inc.	158	6,161
Lowe’s Cos. Inc.	75	5,712
O’Reilly Automotive Inc. (a)	3	766
		47,103
CONSUMER STAPLES - 3.4%
Altria Group Inc.	62	3,891
CVS Health Corp.	52	5,384
Mondelez International Inc. - Class A	69	2,764
PepsiCo Inc.	25	2,521
Philip Morris International Inc.	101	9,860
SABMiller Plc	21	1,296
		25,716
ENERGY - 0.7%
Canadian Natural Resources Ltd. (b)	207	5,584

FINANCIALS - 10.9%
Affiliated Managers Group Inc. (a)	39	6,317
American Tower Corp.	70	7,125
Bank of New York Mellon Corp.	390	14,353
BlackRock Inc.	15	4,938
Marsh & McLennan Cos. Inc.	600	36,450
Willis Towers Watson Plc	111	13,183
		82,366
HEALTH CARE - 15.4%
Abbott Laboratories	352	14,733
Aetna Inc.	99	11,134
Allergan Plc (a)	7	1,796
Becton Dickinson & Co.	87	13,242
Biogen Inc. (a)	38	9,970
Humana Inc.	20	3,586
PerkinElmer Inc.	157	7,745
Pfizer Inc.	437	12,944
Thermo Fisher Scientific Inc.	154	21,805
UnitedHealth Group Inc.	75	9,680
Zoetis Inc. - Class A	227	10,050
		116,685
INDUSTRIALS - 10.4%
AMETEK Inc.	61	3,049
Boeing Co.	28	3,605
Capita Group Plc	204	3,045
Danaher Corp.	277	26,291
IDEX Corp.	38	3,108
IHS Inc. - Class A (a)	30	3,688
Iron Mountain Inc.	221	7,503
Pentair Plc	124	6,739
Roper Industries Inc.	38	6,890
Sensata Technologies Holding NV (a)	39	1,507
Tyco International Plc	353	12,955
		78,380
INFORMATION TECHNOLOGY - 8.9%
Alphabet Inc. - Class A (a)	3	1,983
Alphabet Inc. - Class C (a)	10	7,155
Apple Inc.	97	10,616
Fiserv Inc. (a)	119	12,207
FleetCor Technologies Inc. (a)	32	4,805
Microsoft Corp.	270	14,923
NetScout Systems Inc. (a)	113	2,607
SS&C Technologies Holdings Inc.	38	2,429
Texas Instruments Inc.	32	1,826
Visa Inc. - Class A	113	8,665
		67,216
TELECOMMUNICATION SERVICES - 0.5%
SBA Communications Corp. (a)	34	3,446

UTILITIES - 1.8%
PG&E Corp.	218	13,001
Xcel Energy Inc.	19	778
		13,779
Total Common Stocks (cost $419,292)		440,275

PREFERRED STOCKS - 1.4%

FINANCIALS - 0.8%
American Tower Corp., 5.50%, 02/15/18	42	4,323
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (c)	4	104
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (b) (c)	28	744
Wells Fargo & Co.- Series L, 7.50% (c) (d)	1	1,205
		6,376
HEALTH CARE - 0.5%
Allergan Plc, 5.50%, 03/01/18 (d)	4	3,368

TELECOMMUNICATION SERVICES - 0.1%
T-Mobile US Inc., 5.50%, 12/15/17 (d)	15	996
Total Preferred Stocks (cost $10,982)		10,740

TRUST PREFERREDS - 0.4%

UTILITIES - 0.3%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (c)	7	167
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (c)	—	7
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b) (c)	8	223
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (b) (c)	78	2,017
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c)	25	666
Total Trust Preferreds (cost $2,983)		3,080

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Institutional Floating Rate Fund (e)	107	1,051
Total Investment Companies (cost $1,096)		1,051

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	$18	18
DB Master Finance LLC, 3.26%, 02/20/19 (g)	94	93
Wendys Funding LLC, 3.37%, 06/15/45 (g)	199	195
Total Non-U.S. Government Agency Asset- Backed Securities (cost $310)		306

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 17.4%

CONSUMER DISCRETIONARY - 2.0%
Amazon.com Inc., 2.60%, 12/05/19	2,165	2,253
AmeriGas Partners LP, 6.25%, 08/20/19 (b)	25	26
AutoZone Inc., 2.50%, 04/15/21	590	592
CCO Holdings LLC, 7.38%, 06/01/20	475	494
CCO Safari II LLC, 3.58%, 07/23/20 (g)	675	690
Cedar Fair LP, 5.25%, 03/15/21	950	984
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (g)	525	520
DISH DBS Corp., 4.63%, 07/15/17	750	765
Group 1 Automotive Inc., 5.00%, 06/01/22 (b)	5	5
Hanesbrands Inc., 6.38%, 12/15/20	350	362
L Brands Inc.
6.90%, 07/15/17	1,108	1,173
8.50%, 06/15/19	125	146
6.63%, 04/01/21	1,375	1,547
Levi Strauss & Co., 6.88%, 05/01/22	650	702
Limited Brands Inc., 7.00%, 05/01/20	175	200
McDonald’s Corp., 2.10%, 12/07/18	85	87
Six Flags Entertainment Corp., 5.25%, 01/15/21 (g)	700	719
Time Warner Cable Inc., 5.85%, 05/01/17 (b)	455	474
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (g)	1,100	1,128
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (g)	1,050	1,093
UPC Holding BV, 6.38%, 09/15/22 (g), EUR	1,275	1,549
		15,509
CONSUMER STAPLES - 0.7%
B&G Foods Inc., 4.63%, 06/01/21	25	25
Kroger Co., 2.00%, 01/15/19	320	325
PepsiCo Inc., 1.25%, 04/30/18 (b)	370	373
Reynolds Group Holdings Inc., 6.88%, 02/15/21	400	414
Reynolds Group Issuer Inc., 5.75%, 10/15/20	300	308
Rite Aid Corp.
9.25%, 03/15/20	1,480	1,556
6.75%, 06/15/21	1,780	1,880
TreeHouse Foods Inc., 6.00%, 02/15/24 (b) (g)	200	212
		5,093
ENERGY - 3.3%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	49
Chevron Corp., 1.37%, 03/02/18	1,450	1,455
Concho Resources Inc.
7.00%, 01/15/21 (b)	3,675	3,712
6.50%, 01/15/22	1,125	1,122
5.50%, 10/01/22 (b)	425	418
5.50%, 04/01/23 (b)	2,275	2,229
Diamondback Energy Inc., 7.63%, 10/01/21 (b)	1,100	1,133
EQT Corp.
8.13%, 06/01/19	180	194
4.88%, 11/15/21	1,600	1,532
Matador Resources Co., 6.88%, 04/15/23	725	691
MPLX LP
5.50%, 02/15/23 (g)	1,300	1,259
4.50%, 07/15/23 (g)	1,850	1,698
4.88%, 12/01/24 (g)	200	184
Range Resources Corp.
5.75%, 06/01/21 (b)	2,000	1,765
5.00%, 08/15/22 (b)	1,829	1,577
5.00%, 03/15/23 (b)	2,419	2,050
4.88%, 05/15/25 (b) (g)	875	766
Targa Resources Partners LP
4.13%, 11/15/19	75	71
6.88%, 02/01/21 (b)	1,800	1,764
5.25%, 05/01/23	775	717
4.25%, 11/15/23 (b)	500	440
		24,826
FINANCIALS - 4.4%
American Honda Finance Corp., 0.95%, 05/05/17	425	425
American Tower Corp., 3.30%, 02/15/21	800	814
AmeriGas Finance LLC
6.75%, 05/20/20	25	26
7.00%, 05/20/22	250	256
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19 (b)	630	639
1.88%, 02/01/21 (h)	850	867
2.65%, 02/01/21	385	396
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (b) (c)	1,425	1,423
Caterpillar Financial Services Corp.
1.25%, 11/06/17	740	742
2.25%, 12/01/19 (b)	360	369
CBRE Services Inc., 5.00%, 03/15/23	225	232
CNH Capital LLC
6.25%, 11/01/16	1,100	1,122
3.25%, 02/01/17 (b)	550	549
3.63%, 04/15/18 (b)	1,350	1,350
Crown Castle International Corp.
4.88%, 04/15/22	1,475	1,579
5.25%, 01/15/23	3,475	3,736
Ford Motor Credit Co. LLC
1.87%, 05/09/16 (h)	550	550
4.25%, 02/03/17	200	204
1.26%, 03/27/17 (h)	1,200	1,194
1.46%, 03/27/17 (b)	2,245	2,242
6.63%, 08/15/17	200	212
1.15%, 09/08/17 (h)	1,100	1,086
1.21%, 12/06/17 (h)	1,625	1,600
1.72%, 12/06/17	650	645
2.15%, 01/09/18	850	849
5.00%, 05/15/18	550	581
2.38%, 03/12/19 (b)	900	906
2.60%, 11/04/19	1,575	1,582
HUB International Ltd.
9.25%, 02/15/21 (g)	550	571
7.88%, 10/01/21 (g)	770	758
Iron Mountain Inc., 6.00%, 10/01/20 (g)	1,025	1,082
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (c)	2,005	2,010
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	444
3.30%, 03/14/23	180	183
National Rural Utilities Cooperative Finance Corp., 0.95%, 04/24/17 (b)	60	60
Shell International Finance BV, 1.07%, 05/11/20 (b) (h)	465	452
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (c)	1,275	1,291
Trinity Acquisition Plc, 4.40%, 03/15/26 (b)	630	639
		33,666
HEALTH CARE - 2.0%
Becton Dickinson and Co.
1.80%, 12/15/17	840	844
2.68%, 12/15/19	980	1,005
Centene Corp., 5.75%, 06/01/17	200	206

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	4,300	4,488
Eli Lilly & Co., 1.25%, 03/01/18 (b)	745	751
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (g)	650	709
5.88%, 01/31/22 (g)	850	934
HCA Inc.
8.00%, 10/01/18 (b)	1,225	1,372
6.50%, 02/15/20	1,325	1,454
Johnson & Johnson, 1.13%, 11/21/17	695	699
Medtronic Inc.
1.50%, 03/15/18	855	862
2.50%, 03/15/20	985	1,020
UnitedHealth Group Inc., 1.40%, 12/15/17 (b)	265	266
WellCare Health Plans Inc., 5.75%, 11/15/20	175	181
		14,791
INDUSTRIALS - 0.2%
Amphenol Corp., 1.55%, 09/15/17	375	374
Case New Holland Inc., 7.88%, 12/01/17	25	27
IHS Inc., 5.00%, 11/01/22	550	570
International Lease Finance Corp., 2.58%, 06/15/16 (h)	250	250
Manitowoc Foodservice Inc., 9.50%, 02/15/24 (g)	150	164
Moog Inc., 5.25%, 12/01/22 (b) (g)	25	25
Xylem Inc., 3.55%, 09/20/16	60	60
		1,470
INFORMATION TECHNOLOGY - 1.4%
Fiserv Inc., 2.70%, 06/01/20	725	737
Harris Corp., 2.00%, 04/27/18	70	70
IMS Health Inc., 6.00%, 11/01/20 (b) (g)	100	103
NXP BV
3.50%, 09/15/16 (g)	298	299
3.75%, 06/01/18 (g)	3,525	3,569
5.75%, 02/15/21 (g)	2,000	2,095
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (g)	1,075	1,116
Visa Inc., 1.20%, 12/14/17	2,290	2,304
		10,293
MATERIALS - 0.1%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b) (g)	250	249
Cytec Industries Inc., 3.95%, 05/01/25	155	151
Ecolab Inc., 2.00%, 01/14/19	535	540
		940
TELECOMMUNICATION SERVICES - 3.0%
Lynx I Corp.
5.38%, 04/15/21 (g)	1,440	1,501
6.00%, 04/15/21, GBP	113	168
MetroPCS Wireless Inc., 6.63%, 11/15/20 (b)	1,350	1,394
SBA Communications Corp.
5.63%, 10/01/19	1,650	1,722
4.88%, 07/15/22 (b)	420	425
SBA Telecommunications Inc., 5.75%, 07/15/20	2,725	2,814
T-Mobile USA Inc.
5.25%, 09/01/18	200	205
6.54%, 04/28/20	2,700	2,788
Telesat Canada Inc., 6.00%, 05/15/17 (g)	1,360	1,360
UPCB Finance V Ltd., 7.25%, 11/15/21 (g)	3,083	3,260
UPCB Finance VI Ltd., 6.88%, 01/15/22 (g)	5,130	5,425
Virgin Media Finance Plc, 6.00%, 10/15/24 (g)	375	385
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (g)	1,000	1,000
		22,447
UTILITIES - 0.3%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	605	617
CMS Energy Corp.
6.55%, 07/17/17	410	435
8.75%, 06/15/19	50	60
Southern California Gas Co., 3.20%, 06/15/25	825	863
Virginia Electric & Power Co., 3.15%, 01/15/26	345	356
		2,331
Total Corporate Bonds and Notes (cost $130,933)		131,366

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%

GOVERNMENT SECURITIES - 0.1%
Sovereign - 0.1%
Kreditanstalt fur Wiederaufbau, 0.50%, 04/19/16	690	690
Total Government and Agency Obligations (cost $690)		690

VARIABLE RATE SENIOR LOAN INTERESTS - 4.0% (h)

CONSUMER DISCRETIONARY - 0.7%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	747	743
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	149	149
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	464	464
UPC Financing Partnership Term Loan AH, 3.34%, 06/30/21	3,925	3,889
		5,245
CONSUMER STAPLES - 0.5%
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	2,462	2,465
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.00%, 04/29/20	448	447
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	1,100	1,099
		4,011
FINANCIALS - 0.3%
Hub International Ltd. Term Loan B, 4.00%, 09/16/20	1,962	1,908
USI Inc. Term Loan B, 4.25%, 12/27/19	598	588
		2,495
HEALTH CARE - 0.4%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,587	2,590

INDUSTRIALS - 0.2%
Manitowoc Foodservice Inc. Term Loan B, 0.00%, 01/26/23 (f)	1,350	1,354

INFORMATION TECHNOLOGY - 0.9%
First Data Corp. Extended Term Loan, 3.93%, 03/23/18	1,725	1,720
First Data Corp. Term Loan, 3.93%, 09/24/18	989	987
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	1,300	1,291
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	1,333	1,327

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NXP BV Term Loan B, 3.75%, 10/30/20	1,350	1,352
		6,677
TELECOMMUNICATION SERVICES - 1.0%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	6,625	6,167
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	1,591	1,581
		7,748
UTILITIES - 0.0%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 05/05/16	28	28
Total Variable Rate Senior Loan Interests (cost $30,378)		30,149
SHORT TERM INVESTMENTS - 22.3%
Investment Companies - 19.5%
JNL Money Market Fund, 0.29% (e) (i)	4,611	4,611
T. Rowe Price Reserves Investment Fund, 0.32% (e) (i)	142,423	142,423
		147,034
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (i)	20,821	20,821
Total Short Term Investments (cost $167,855)		167,855
Total Investments - 103.9% (cost $764,519)		785,512
Other Assets and Liabilities, Net - (3.9%)		(29,631)
Total Net Assets - 100.0%		$755,881

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Perpetual security.
(d)	Convertible security.
(e)	Investment in affiliate.
(f)	This variable rate senior loan will settle after March 31, 2016, at which time the interest rate will be determined.
(g)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2016, the aggregate value of these liquid securities was $34,710 which represented 4.6% of net assets.

(h)	Variable rate securities. Rate stated was in effect as of March 31, 2016.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Altria Group Inc., CGM	01/20/2017	67.50	292	$(38)
Altria Group Inc., CGM	01/20/2017	65.00	293	(61)
American Tower Corp., CGM	01/20/2017	110.00	37	(12)
American Tower Corp., CGM	01/20/2017	105.00	37	(21)
Apple Inc., CGM	01/20/2017	130.00	174	(43)
Apple Inc., CGM	01/20/2017	135.00	174	(31)
Apple Inc., CGM	01/20/2017	140.00	174	(21)
Bank of New York Mellon Corp., DUB	01/20/2017	45.00	612	(27)
Bank of New York Mellon Corp., DUB	01/20/2017	47.00	252	(6)
Boeing Co., DUB	01/20/2017	160.00	36	(3)
Boeing Co., DUB	01/20/2017	165.00	36	(2)
Boeing Co., DUB	01/20/2017	170.00	35	(1)
Comcast Corp., CGM	01/20/2017	65.00	812	(198)
Comcast Corp., CGM	01/20/2017	62.50	505	(182)
CVS Health Corp., JPM	01/20/2017	110.00	78	(29)
CVS Health Corp., JPM	01/20/2017	105.00	78	(46)
CVS Health Corp., JPM	01/20/2017	100.00	78	(68)
Danaher Corp., CGM	01/20/2017	92.50	190	(138)
Danaher Corp., CGM	01/20/2017	95.00	190	(119)
Danaher Corp., DUB	01/20/2017	105.00	38	(8)
Danaher Corp., DUB	01/20/2017	110.00	38	(3)
Danaher Corp., DUB	01/20/2017	115.00	39	(1)
Lowe’s Companies Inc., CGM	01/20/2017	82.50	51	(15)
Lowe’s Companies Inc., CGM	01/20/2017	85.00	51	(11)
Lowe’s Companies Inc., CGM	01/20/2017	80.00	51	(20)
Microsoft Corp., DUB	01/20/2017	65.00	605	(67)
Microsoft Corp., DUB	01/20/2017	62.50	605	(101)
PepsiCo Inc., CGM	01/20/2017	110.00	78	(15)
PepsiCo Inc., CGM	01/20/2017	105.00	78	(28)
PepsiCo Inc., CGM	01/20/2017	100.00	78	(52)
Philip Morris International Inc., CGM	01/20/2017	97.50	126	(63)
Philip Morris International Inc., CGM	01/20/2017	95.00	127	(79)
Philip Morris International Inc., DUB	01/20/2017	97.50	143	(72)
Philip Morris International Inc., DUB	01/20/2017	92.50	143	(111)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
Philip Morris International Inc., DUB	01/20/2017	95.00	143	$(90)
Texas Instruments Inc., CGM	01/20/2017	60.00	127	(43)
Texas Instruments Inc., CGM	01/20/2017	55.00	127	(70)
Thermo Fisher Scientific Inc., DUB	01/20/2017	165.00	53	(14)
Thermo Fisher Scientific Inc., DUB	01/20/2017	155.00	26	(14)
Thermo Fisher Scientific Inc., DUB	01/20/2017	160.00	26	(9)
Thermo Fisher Scientific Inc., DUB	01/20/2017	170.00	27	(5)
UnitedHealth Group Inc., DUB	01/20/2017	145.00	90	(36)
UnitedHealth Group Inc., DUB	01/20/2017	140.00	178	(100)
			7,131	$(2,073)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2015	3,376	$1,075
Options written during the period	4,341	914
Options closed during the period	(35)	(10)
Options exercised during the period	(217)	(44)
Options expired during the period	(334)	(69)
Options outstanding at March 31, 2016	7,131	$1,866

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 8.4%
Carnival Plc	33	$1,741
CBS Corp. - Class B	11	630
Cinemark Holdings Inc.	16	584
Interpublic Group of Cos. Inc.	51	1,162
Omnicom Group Inc.	29	2,447
Staples Inc.	59	656
Time Warner Inc.	27	1,933
Viacom Inc. - Class B	15	601
		9,754
CONSUMER STAPLES - 7.9%
Coca-Cola Co.	43	2,006
ConAgra Foods Inc.	36	1,593
CVS Health Corp.	8	818
Kellogg Co.	15	1,142
Molson Coors Brewing Co. - Class B	21	1,986
PepsiCo Inc.	15	1,582
		9,127
ENERGY - 12.2%
EOG Resources Inc.	49	3,566
Occidental Petroleum Corp.	83	5,691
Phillips 66	29	2,495
Schlumberger Ltd.	33	2,459
		14,211
FINANCIALS - 29.2%
Allstate Corp.	9	577
American International Group Inc.	37	1,998
Capital One Financial Corp. (a)	31	2,127
Charles Schwab Corp.	57	1,583
Chubb Ltd.	17	2,044
Citigroup Inc.	50	2,099
Communications Sales & Leasing Inc.	81	1,793
Fidelity National Financial Inc.	17	565
Goldman Sachs Group Inc.	15	2,361
Hartford Financial Services Group Inc.	32	1,490
Invesco Ltd.	26	794
JPMorgan Chase & Co.	92	5,478
Lamar Advertising Co. - Class A (a)	15	944
Morgan Stanley	79	1,965
PNC Financial Services Group Inc.	19	1,576
Prudential Financial Inc.	39	2,837
U.S. Bancorp	48	1,960
Voya Financial Inc.	56	1,674
		33,865
HEALTH CARE - 9.3%
Bristol-Myers Squibb Co.	16	1,043
Eli Lilly & Co.	13	912
Medtronic Plc	15	1,102
Merck & Co. Inc.	38	2,001
Pfizer Inc.	120	3,544
UnitedHealth Group Inc.	17	2,239
		10,841
INDUSTRIALS - 6.2%
Delta Air Lines Inc.	29	1,406
Honeywell International Inc.	15	1,732
Raytheon Co.	21	2,609
United Technologies Corp.	15	1,491
		7,238
INFORMATION TECHNOLOGY - 12.7%
Apple Inc.	19	2,084
Applied Materials Inc.	114	2,419
Cisco Systems Inc.	129	3,677
Microchip Technology Inc. (a)	51	2,455
Oracle Corp.	58	2,373
Texas Instruments Inc.	30	1,744
		14,752
MATERIALS - 5.8%
CF Industries Holdings Inc.	41	1,294
Dow Chemical Co.	35	1,802
Mosaic Co. (a)	16	430
Packaging Corp. of America (a)	14	833
Vulcan Materials Co.	22	2,325
		6,684
TELECOMMUNICATION SERVICES - 5.3%
AT&T Inc.	117	4,572
Vodafone Group Plc - ADR (a)	51	1,626
		6,198
UTILITIES - 1.3%
NRG Yield Inc. - Class C (a)	105	1,491
Total Common Stocks (cost $112,557)		114,161

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 2.0%
JNL Money Market Fund, 0.29% (b) (c)	2,359	2,359

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.56% (b) (c)	3,111	3,111
Total Short Term Investments (cost $5,470)		5,470

Total Investments - 103.0% (cost $118,027)		119,631
Other Assets and Liabilities, Net - (3.0%)		(3,444)
Total Net Assets - 100.0%		$116,187

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/The London Company Focused U.S. Equity Fund

COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 17.7%
Cabela’s Inc. (a)	103	$5,019
Carnival Plc	106	5,576
Dollar Tree Inc. (a)	99	8,135
Pulte Homes Inc.	241	4,505
Vista Outdoor Inc. (a)	77	4,001
		27,236
CONSUMER STAPLES - 5.8%
Altria Group Inc.	105	6,564
Spectrum Brands Holdings Inc.	22	2,372
		8,936
FINANCIALS - 18.8%
Berkshire Hathaway Inc. - Class B (a)	77	10,860
BlackRock Inc.	21	7,091
Cincinnati Financial Corp.	83	5,409
Wells Fargo & Co.	113	5,452
		28,812

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HEALTH CARE - 7.3%
Eli Lilly & Co.	98	7,074
Pfizer Inc.	137	4,065
		11,139
INDUSTRIALS - 27.8%
Deere & Co.	62	4,764
General Dynamics Corp.	45	5,880
General Electric Co.	278	8,831
Norfolk Southern Corp.	75	6,203
Old Dominion Freight Line Inc. (a) (b)	85	5,931
Orbital ATK Inc. (b)	84	7,276
USG Corp. (a) (b)	154	3,830
		42,715
INFORMATION TECHNOLOGY - 5.2%
EMC Corp.	150	3,988
International Business Machines Corp.	26	3,951
		7,939
MATERIALS - 12.3%
Martin Marietta Materials Inc.	46	7,353
NewMarket Corp.	20	7,965
Tredegar Corp.	229	3,603
		18,921
Total Common Stocks (cost $139,883)		145,698

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 4.9%
JNL Money Market Fund, 0.29% (c) (d)	7,589	7,589

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (c) (d)	1,928	1,928
Total Short Term Investments (cost $9,517)		9,517

Total Investments - 101.1% (cost $149,400)		155,215
Other Assets and Liabilities, Net - (1.1%)		(1,752)
Total Net Assets - 100.0%		$153,463

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/Van Eck International Gold Fund (a)

COMMON STOCKS - 96.5%
FINANCIALS - 0.1%
First Mining Finance Corp. (b)	121	$37

MATERIALS - 96.4%
Acacia Mining Plc	152	614
Agnico-Eagle Mines Ltd.	85	3,057
Alamos Gold Inc. - Class A	215	1,136
Alamos Gold Inc.	25	130
Argonaut Gold Inc. (b)	509	745
Asanko Gold Inc. (b)	8	18
Asanko Gold Inc. (b) (c)	138	293
AuRico Metals Inc. (b) (c)	462	267
B2Gold Corp. (b) (c)	1,488	2,470
Barrick Gold Corp.	63	856
Bear Creek Mining Corp. (b)	183	183
Belo Sun Mining Corp. (b)	563	256
Continental Gold Inc. (b) (c)	465	616
Corvus Gold Inc. (b)	136	74
Corvus Gold Inc. (b)	147	78
Detour Gold Corp. (b)	58	913
Eastmain Resources Inc. (b)	123	37
Eldorado Gold Corp.	325	1,027
Evolution Mining Ltd.	1,159	1,333
Fortuna Silver Mines Inc. (b)	48	187
Franco-Nevada Corp.	13	798
Fresnillo Plc	121	1,655
Gold Road Resources Ltd. (b)	2,170	709
Goldcorp Inc.	135	2,198
Gryphon Minerals Ltd. (b) (c)	566	31
Guyana Goldfields Inc. (b)	259	903
Integra Gold Corp. (b)	1,760	691
Kinross Gold Corp. (b)	23	78
Kirkland Lake Gold Inc. (b)	87	561
Klondex Mines Ltd. (b)	277	740
Lundin Gold Inc. (b)	41	145
Lydian International Ltd. (b) (c)	671	127
MAG Silver Corp. (b)	61	578
New Gold Inc. (b)	93	348
New Gold Inc. (b)	151	562
Newcastle Gold Ltd. (b)	132	41
Newcrest Mining Ltd. (b)	106	1,369
Newmarket Gold Inc. (b)	147	244
Newmont Mining Corp.	70	1,861
Northern Star Resources Ltd.	330	861
Novagold Resources Inc. (b) (c)	91	459
OceanaGold Corp.	270	742
Orezone Gold Corp. (b)	870	335
Osisko Gold Royalties Ltd.	35	369
Premier Gold Mines Ltd. (b)	261	623
Pretium Resources Inc. (b) (c)	69	369
Randgold Resources Ltd. - ADR (c)	27	2,406
Richmont Mines Inc. (b)	22	124
Roxgold Inc. (b) (d)	621	416
Royal Gold Inc.	20	1,036
Sabina Gold & Silver Corp. (b) (c)	820	581
Saracen Mineral Holdings Ltd. (b)	495	366
SEMAFO Inc. (b)	419	1,494
Silver Wheaton Corp.	73	1,209
Sulliden Mining Capital Inc. (b)	54	13
Tahoe Resources Inc. (c)	119	1,193
Tahoe Resources Inc.	36	361
TMAC Resources Inc. (b)	78	541
Torex Gold Resources Inc. (b) (c)	762	1,068
Yamana Gold Inc.	199	605
Yamana Gold Inc. (c)	132	402
		43,502
Total Common Stocks (cost $41,424)		43,539

SHORT TERM INVESTMENTS - 14.5%
Investment Companies - 3.2%
JNL Money Market Fund, 0.29% (e) (f)	1,338	1,338
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.00% (f)	107	107
		1,445
Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (e) (f)	5,089	5,089
Total Short Term Investments (cost $6,534)		6,534

Total Investments - 111.0% (cost $47,958)		50,073
Other Assets and Liabilities, Net - (11.0%)		(4,979)
Total Net Assets - 100.0%		$45,094

(a)	Consolidated Schedule of Investments.

See accompanying Notes to Schedules of Investments.

(b)	Non-income producing security.
(c)	All or a portion of the security was on loan.
(d)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2015, the aggregate value of these liquid securities was $416 which represented 0.9% of net assets.

(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

JNL/WCM Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.9%
AUSTRALIA - 3.3%
CSL Ltd.	365	$28,366

CANADA - 6.5%
Canadian Pacific Railway Co.	246	32,687
Constellation Software Inc. (a)	55	22,541
		55,228
CHINA - 6.9%
Ctrip.com International Ltd. - ADR (a) (b)	618	27,366
Tencent Holdings Ltd.	1,522	31,110
		58,476
DENMARK - 14.6%
Chr Hansen Holding A/S	501	33,570
Coloplast A/S	371	28,049
Novo-Nordisk A/S - ADR	667	36,119
Novozymes A/S - Class B (a)	574	25,772
		123,510
FRANCE - 2.8%
LVMH Moet Hennessy Louis Vuitton SE	137	23,476

INDIA - 3.0%
HDFC Bank Ltd. - ADR (a)	413	25,452

IRELAND - 3.3%
ICON Plc (b)	378	28,408

JAPAN - 7.1%
Keyence Corp.	44	23,833
Sysmex Corp.	318	19,864
Unicharm Corp.	778	16,942
		60,639
MEXICO - 1.8%
Wal-Mart de Mexico SAB de CV	6,299	14,913

NETHERLANDS - 6.0%
Core Laboratories NV (a)	251	28,222
Sensata Technologies Holding NV (b)	587	22,791
		51,013
RUSSIAN FEDERATION - 1.7%
Yandex NV - Class A (b)	962	14,732

SOUTH AFRICA - 1.3%
Shoprite Holdings Ltd.	941	11,049

SPAIN - 1.6%
Inditex SA	393	13,188

SWITZERLAND - 8.7%
Nestle SA	493	36,806
SGS SA	12	25,687
Swatch Group AG (a)	32	10,878
		73,371
TAIWAN - 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,985	51,998

UNITED KINGDOM - 13.2%
ARM Holdings Plc - ADR (a)	574	25,067
Compass Group Plc	1,484	26,166
Experian Plc	1,414	25,236
Reckitt Benckiser Group Plc	371	35,739
		112,208
UNITED STATES OF AMERICA - 9.0%
Chubb Ltd.	314	37,380
Lazard Ltd. - Class A	473	18,355
Perrigo Co. Plc	158	20,188
		75,923
Total Common Stocks (cost $793,930)		821,950

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 3.6%
JNL Money Market Fund, 0.29% (c) (d)	30,414	30,414

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.56% (c) (d)	66,131	66,131
Total Short Term Investments (cost $96,545)		96,545

Total Investments - 108.3% (cost $890,475)		918,495
Other Assets and Liabilities, Net - (8.3%)		(70,755)
Total Net Assets - 100.0%		$847,740

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2016.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CAD/USD	04/01/2016	BBH	CAD	109	$84	$1
EUR/USD	04/01/2016	BBH	EUR	506	576	5
EUR/USD	04/04/2016	BBH	EUR	66	76	—
JPY/USD	04/04/2016	BBH	JPY	27,634	245	—
MXN/USD	04/01/2016	BBH	MXN	419	24	—
ZAR/USD	04/05/2016	BBH	ZAR	7,112	482	14
ZAR/USD	04/06/2016	BBH	ZAR	1,051	71	1
					$1,558	$21

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

March 31, 2016

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AED — United Arab Emirates Dirham	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	INR - Indian Rupee	RON - Romanian New Leu
CAD - Canadian Dollar	ISK - Icelandic Krona- Onshore	RSD - Serbian Dinar
CHF - Swiss Franc	JPY - Japanese Yen	RUB - Russian Ruble
CLP - Chilean Peso	KRW - Korean Won	SAR - Saudi Riyal
CNH - Chinese Offshore Yuan	LBP - Lebanese Pound	SEK - Swedish Krona
CNY - Chinese Yuan	LKR - Sri Lankan Rupee	SGD - Singapore Dollar
DOP - Dominican Peso	MXN - Mexican Peso	THB - Thai Baht
EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
GEL - Georgian Lari	NOK - Norwegian Krone	TWD - Taiwan Dollar
GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
HKD - Hong Kong Dollar	OMR - Omani Rial	ZAR - South African Rand
HUF - Hungarian Forint

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depositary Receipt

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

KOSPI — Korea Composite Stock Price Index

JSE - Johannesburg Stock Exchange

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	HSBC - HSBC Securities, Inc.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CGM - Citigroup Global Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RBS - Royal Bank of Scotland
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSB - Goldman Sachs Bank	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International

†                   For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”  Amount rounds to less than one thousand.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Unfunded Loan Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at March 31, 2016:

	Unfunded Commitment	Appreciation/ (Depreciation)
JNL/Blackrock Global Long Short Credit Fund
Texas Competitive Electricity Holdings Term Loan *	$4,450	$—

*Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurement” in these Notes to Schedules of Investments.

Security Valuation - Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Advisers’ Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2016  by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Tactical ETF Conservative Fund
Investment Companies	$88,643	$—	$—	$—	$88,643
Short Term Investments	2,738	—	—	5,947	8,685
Fund Total	$91,381	$—	$—	$5,947	$97,328
JNL Tactical ETF Moderate Fund
Investment Companies	$205,145	$—	$—	$—	$205,145
Short Term Investments	6,855	—	—	17,615	24,470
Fund Total	$212,000	$—	$—	$17,615	$229,615
JNL Tactical ETF Growth Fund
Investment Companies	$151,601	$—	$—	$—	$151,601
Short Term Investments	4,100	—	—	13,697	17,797
Fund Total	$155,701	$—	$—	$13,697	$169,398
JNL/AQR Risk Parity Fund
Government and Agency Obligations	$—	$11,459	$—	$—	$11,459
Short Term Investments	13,226	6,030	—	—	19,256
Fund Total	$13,226	$17,489	$—	$—	$30,715
JNL/BlackRock Global Long Short Credit Fund
Common Stocks	$5,478	$—	$	$—	$5,478
Non-U.S. Government Agency ABS	—	51,179	2,318	—	53,497
Corporate Bonds and Notes	—	212,450	1,027	—	213,477
Government and Agency Obligations	—	17,368	—	—	17,368
Trust Preferreds	2,570	—	—	—	2,570
Preferred Stocks	2,064	—	—	—	2,064
Purchased Options	326	56	—	—	382
Variable Rate Senior Loan Interests	—	41,510	1,161	—	42,671
Short Term Investments	41,147	115,661	—	—	156,808
Fund Total	$51,585	$438,224	$4,506	$—	$494,315

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/DFA U.S. Micro Cap Fund
Common Stocks	$83,108	$—	$—	$—	$83,108
Rights	—	1	—	—	1
Corporate Bonds and Notes	—	7	—	—	7
Short Term Investments	10,212	—	—	—	10,212
Fund Total	$93,320	$8	$—	$—	$93,328
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$818,103	$3,256	$—	$821,359
Government and Agency Obligations	—	1,141,956	—	—	1,141,956
Short Term Investments	403,430	—	—	—	403,430
Fund Total	$403,430	$1,960,059	$3,256	$—	$2,366,745
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks
Iceland	$2,200	$2,829	$—	$—	$5,029
Romania	1,114	1,522	—	—	2,636
Singapore	—	3,038	—	—	3,038
Corporate Bonds and Notes	—	9,829	—	—	9,829
Government and Agency Obligations	—	348,762	—	—	348,762
Investment Companies	1,966	—	—	—	1,966
Purchased Options	—	2,143	—	—	2,143
Variable Rate Senior Loan Interests	—	—	5,776	—	5,776
Short Term Investments	19,754	48,201	—	—	67,955
Fund Total	$25,034	$416,324	$5,776	$—	$447,134
JNL/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$2,703	$1,856	$—	$—	$4,559
Consumer Staples	7,820	5,096	—	—	12,916
Energy	3,846	2,672	—	—	6,518
Financials	6,289	8,780	—	—	15,069
Health Care	3,728	2,968	—	—	6,696
Industrials	6,026	4,952	—	—	10,978
Information Technology	5,387	—	—	—	5,387
Materials	1,644	1,452	—	—	3,096
Telecommunication Services	8,481	5,661	—	—	14,142
Utilities	9,596	5,247	—	—	14,843
Short Term Investments	2,391	—	—	2,776	5,167
Fund Total	$57,911	$38,684	$—	$2,776	$99,371
JNL/FAMCO Flex Core Covered Call Fund
Common Stocks	$139,200	$—	$—	$—	$139,200
Short Term Investments	448	—	—	—	448
Fund Total	$139,648	$—	$—	$—	$139,648
JNL/Lazard International Strategic Equity Fund
Common Stocks	$8,734	$103,412	$—	$—	$112,146
Short Term Investments	10,825	—	—	—	10,825
Fund Total	$19,559	$103,412	$—	$—	$122,971
JNL/Mellon Capital Frontier Markets 100 Index Fund
Common Stocks
Argentina	$2,313	$—	$—	$—	$2,313
Bangladesh	669	—	—	—	669
Jordan	102	—	—	—	102
Kazakhstan	309	—	—	—	309
Kenya	779	199	—	—	978
Kuwait	486	2,824	—	—	3,310
Mauritius	134	—	—	—	134
Morocco	787	—	—	—	787
Nigeria	1,286	387	—	—	1,673
Oman	501	285	—	—	786
Pakistan	549	958	—	—	1,507
Romania	107	602	—	—	709
Slovenia	116	—	—	—	116
Sri Lanka	—	292	—	—	292
Togo	84	—	—	—	84
United States of America	71	—	—	—	71
Vietnam	21	489	—	—	510
Investment Companies	1,198	—	—	—	1,198
Short Term Investments	65	15	—	65	145
Fund Total	$9,577	$6,051	$—	$65	$15,693

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$45,664	$—	$—	$45,664
Short Term Investments	11,488	164,164	—	—	175,652
Fund Total	$11,488	$209,828	$—	$—	$221,316
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$7,770	$—	$—	$7,770
Corporate Bonds and Notes	—	17,931	—	—	17,931
Short Term Investments	1,545	—	—	—	1,545
Fund Total	$1,545	$25,701	$—	$—	$27,246
JNL/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$32,272	$3,931	$—	$—	$36,203
Investment Companies	2,513	—	—	—	2,513
Corporate Bonds and Notes	—	351,571	—	—	351,571
Short Term Investments	8,741	—	—	—	8,741
Fund Total	$43,526	$355,502	$—	$—	$399,028
JNL/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$4,690	$—	$—	$4,690
Corporate Bonds and Notes	—	103,200	—	—	103,200
Variable Rate Senior Loan Interests	—	6,985	—	—	6,985
Government and Agency Obligations	—	68,425	—	—	68,425
Preferred Stocks	347	—	—	—	347
Purchased Options	—	231	—	—	231
Trust Preferreds	11	—	—	—	11
Short Term Investments	—	1,650	—	—	1,650
Fund Total	$358	$185,181	$—	$—	$185,539
JNL/PPM America Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$6,430	$—	$—	$6,430
Corporate Bonds and Notes	—	165,205	—	—	165,205
Variable Rate Senior Loan Interests	—	56,375	2,636	—	59,011
Preferred Stocks	2,745	—	—	—	2,745
Investment Companies	319	—	—	—	319
Short Term Investments	13,516	—	—	—	13,516
Fund Total	$16,580	$228,010	$2,636	$—	$247,226
JNL/T. Rowe Price Capital Appreciation Fund
Common Stocks	$434,140	$6,135	$—	$—	$440,275
Preferred Stocks	10,740	—	—	—	10,740
Trust Preferreds	3,080	—	—	—	3,080
Investment Companies	1,051	—	—	—	1,051
Non-U.S. Government Agency ABS	—	306	—	—	306
Corporate Bonds and Notes	—	131,366	—	—	131,366
Government and Agency Obligations	—	690	—	—	690
Variable Rate Senior Loan Interests	—	30,149	—	—	30,149
Short Term Investments	167,855	—	—	—	167,855
Fund Total	$616,866	$168,646	$—	$—	$785,512
JNL/The Boston Company Equity Income Fund
Common Stocks	$114,161	$—	$—	$	$114,161
Short Term Investments	2,359	—	—	3,111	5,470
Fund Total	$116,520	$—	$—	$3,111	$119,631
JNL/The London Company Focused U.S. Equity Fund
Common Stocks	$145,698	$—	$—	$—	$145,698
Short Term Investments	7,589	—	—	1,928	9,517
Fund Total	$153,287	$—	$—	$1,928	$155,215
JNL/Van Eck International Gold Fund
Common Stocks	$37,215	$6,324	$—	$—	$43,539
Short Term Investments	1,445	—	—	5,089	6,534
Fund Total	$38,660	$6,324	$—	$5,089	$50,073
JNL/WCM Focused International Equity Fund
Common Stocks
Australia	$—	$28,366	$—	$—	$28,366
Canada	55,228	—	—	—	55,228
China	27,366	31,110	—	—	58,476
Denmark	36,119	87,391	—	—	123,510
France	—	23,476	—	—	23,476
India	25,452	—	—	—	25,452
Ireland	28,408	—	—	—	28,408
Japan	—	60,639	—	—	60,639
Mexico	14,913	—	—	—	14,913
Netherlands	51,013	—	—	—	51,013
Russian Federation	14,732	—	—	—	14,732
South Africa	—	11,049	—	—	11,049
Spain	—	13,188	—	—	13,188

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/WCM Focused International Equity Fund (continued)
Switzerland	$—	$73,371	$—	$—	$73,371
Taiwan	51,998	—	—	—	51,998
United Kingdom	25,067	87,141	—	—	112,208
United States of America	75,923	—	—	—	75,923
Short Term Investments	30,414	—	—	66,131	96,545
Fund Total	$436,633	$415,731	$—	$66,131	$918,495

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(91,415)	$—	$—	$(91,415)
Government and Agency Obligations	—	(26,694)	—	—	(26,694)
Fund Total	$—	$(118,109)	$—	$—	$(118,109)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,806)	$—	$—	$(8,806)
Fund Total	$—	$(8,806)	$—	$—	$(8,806)
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$(153,649)	$—	$—	$—	$(153,649)
Investment Companies	(3,946)	—	—	—	(3,946)
Fund Total	$(157,595)	$—	$—	$—	$(157,595)

	Assets - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$323	$—	$—	$323
Open Forward Foreign Currency Contracts	—	263	—	263
OTC Total Return Swap Agreements	—	48	—	48
Fund Total	$323	$311	$—	$634

JNL/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$38	$—	$—	$38
Open Forward Foreign Currency Contracts	—	1,811	—	1,811
Centrally Cleared Interest Rate Swap Agreements	—	6	—	6
OTC Credit Default Swap Agreements	—	602	—	602
Centrally Cleared Credit Default Swap Agreements	—	124	—	124
OTC Total Return Swap Agreements	—	240	—	240
OTC Contracts for Difference	—	191	—	191
Fund Total	$38	$2,974	$—	$3,012

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$171	$—	$—	$171
Open Forward Foreign Currency Contracts	—	6,760	2	6,762
OTC Interest Rate Swap Agreements	—	777	—	777
Centrally Cleared Interest Rate Swap Agreements	—	4,237	—	4,237
OTC Credit Default Swap Agreements	—	1,903	—	1,903
Fund Total	$171	$13,677	$2	$13,850

JNL/Mellon Capital Frontier Markets 100 Index Fund
Open Futures Contracts	$13	$—	$—	$13
Fund Total	$13	$—	$—	$13
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$10,002	$—	$10,002
Fund Total	$—	$10,002	$—	$10,002
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$593	$—	$—	$593
Fund Total	$593	$—	$—	$593
JNL/PIMCO Credit Income Fund
Exchange Traded Futures Options	$6	$—	$—	$6
Open Futures Contracts	29	—	—	29
Open Forward Foreign Currency Contracts	—	206	—	206
Centrally Cleared Interest Rate Swap Agreements	—	78	—	78
OTC Credit Default Swap Agreements	—	151	—	151
Centrally Cleared Credit Default Swap Agreements	—	140	—	140
Fund Total	$35	$575	$—	$610
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$282	$—	$—	$282
OTC Credit Default Swap Agreements	—	455	—	455
Fund Total	$282	$455	$—	$737
JNL/WCM Focused International Equity Fund
Open Forward Foreign Currency Contracts	$—	$21	$—	$21
Fund Total	$—	$21	$—	$21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Liabilities - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$(97)	$—	$—	$(97)
Open Forward Foreign Currency Contracts	—	(300)	—	(300)
OTC Total Return Swap Agreements	—	(4)	—	(4)
Fund Total	$(97)	$(304)	$—	$(401)
JNL/BlackRock Global Long Short Credit Fund
Written Options	$(21)	$—	$—	$(21)
Exchange Traded Futures Options	(37)	—	—	(37)
Open Futures Contracts	(132)	—	—	(132)
Open Forward Foreign Currency Contracts	—	(5,417)	—	(5,417)
Centrally Cleared Interest Rate Swap Agreements	—	(369)	—	(369)
OTC Credit Default Swap Agreements	—	(1,669)	—	(1,669)
Centrally Cleared Credit Default Swap Agreements	—	(22)	—	(22)
OTC Total Return Swap Agreements	—	(305)	—	(305)
OTC Contracts for Difference	—	(43)	—	(43)
Fund Total	$(190)	$(7,825)	$—	$(8,015)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(722)	$—	$(722)
Open Futures Contracts	(708)	—	—	(708)
Open Forward Foreign Currency Contracts	—	(21,159)	—	(21,159)
OTC Interest Rate Swap Agreements	—	(940)	—	(940)
Centrally Cleared Interest Rate Swap Agreements	—	(395)	—	(395)
OTC Cross Currency Swap Agreements	—	(611)	—	(611)
OTC Credit Default Swap Agreements	—	(2,068)	—	(2,068)
Centrally Cleared Credit Default Swap Agreements	—	(739)	—	(739)
Fund Total	$(708)	$(26,634)	$—	$(27,342)
JNL/FAMCO Flex Core Covered Call Fund
Written Options	$(6,984)	$—	$—	$(6,984)
Fund Total	$(6,984)	$—	$—	$(6,984)
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(10,960)	$—	$(10,960)
Fund Total	$—	$(10,960)	$—	$(10,960)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(324)	$—	$—	$(324)
Fund Total	$(324)	$—	$—	$(324)
JNL/PIMCO Credit Income Fund
Written Options	$—	$(231)	$—	$(231)
Exchange Traded Futures Options	(5)	—	—	(5)
Open Futures Contracts	(173)	—	—	(173)
Open Forward Foreign Currency Contracts	—	(750)	—	(750)
OTC Interest Rate Swap Agreements	—	(32)	—	(32)
Centrally Cleared Interest Rate Swap Agreements	—	(204)	—	(204)
OTC Credit Default Swap Agreements	—	(226)	—	(226)
Centrally Cleared Credit Default Swap Agreements	—	(151)	—	(151)
Fund Total	$(178)	$(1,594)	$—	$(1,772)
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$(231)	$—	$—	$(231)
OTC Credit Default Swap Agreements	—	(185)	—	(185)
Fund Total	$(231)	$(185)	$—	$(416)
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	$—	$(2,073)	$—	$(2,073)
Fund Total	$—	$(2,073)	$—	$(2,073)

(1)    Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

(2)    All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended March 31, 2016.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	$—	$3,019
JNL/Mellon Capital Frontier Markets 100 Index Fund
Common Stocks	1,273	3,641

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2016.

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equities — 102%, U.S. corporate fixed income — 102%, U.S. government fixed income — 102%, international equities — 105%, international corporate fixed income — 105%, sovereign fixed income — 102%, and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, or in other market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company 1940 Act, as amended, (“1940 Act”) and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates - During the period ended March 31, 2016, certain Funds invested in the JNL Money Market Fund, which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/BlackRock Global Long Short Credit Fund invested in the iShares iBoxx High Yield Corporate Bond ETF, which is an affiliate of the Fund’s Sub-Adviser.  JNL/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in affiliates held at March 31, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Tactical ETF Conservative Fund	$2,209	$2,738	$2
JNL Tactical ETF Moderate Fund	4,165	6,855	2
JNL Tactical ETF Growth Fund	1,969	4,100	1
JNL/AQR Risk Parity Fund	3,500	3,500	2
JNL/BlackRock Global Long Short Credit Fund	101,147	41,147	47
JNL/DFA U.S. Micro Cap Fund	299	35	0
JNL/DoubleLine Total Return Fund	188,761	403,430	165
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,000	15,769	15
JNL/Epoch Global Shareholder Yield Fund	1,952	2,391	1
JNL/FAMCO Flex Core Covered Call Fund	1,788	448	1
JNL/Lazard International Strategic Equity Fund	6,554	2,973	5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Frontier Markets Fund	$230	$65	$0
JNL/Neuberger Berman Currency Fund	8,404	11,488	9
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,128	1,545	2
JNL/Nicholas Convertible Arbitrage Fund	26,086	8,741	18
JNL/PPM America Long Short Credit Fund	20,166	13,516	6
JNL/T. Rowe Price Capital Appreciation Fund	5,115	4,611	3
JNL/The Boston Company Equity Income Fund	2,283	2,359	1
JNL/The London Company Focused U.S. Equity Fund	5,147	7,589	3
JNL/Van Eck International Gold Fund	622	1,338	1
JNL/WCM Focused International Equity Fund	24,006	30,414	19

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Capital Appreciation Fund	$118,716	$142,423	$77

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	$1,032	$11	$—	$12	$—	$1,051

Income Tax Matters - As of March 31, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL Tactical ETF Conservative Fund	$98,105	$1,147	$(1,924)	$(777)
JNL Tactical ETF Moderate Fund	233,571	2,713	(6,669)	(3,956)
JNL Tactical ETF Growth Fund	174,773	1,771	(7,146)	(5,375)
JNL/AQR Risk Parity Fund	30,508	245	(38)	207
JNL/BlackRock Global Long Short Credit Fund	507,306	5,713	(18,699)	(12,986)
JNL/DFA U.S. Micro Cap Fund	86,772	18,259	(11,703)	6,556
JNL/DoubleLine Total Return Fund	2,342,493	42,761	(18,509)	24,252
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	454,882	12,097	(19,845)	(7,748)
JNL/Epoch Global Shareholder Yield Fund	99,593	5,678	(5,900)	(222)
JNL/FAMCO Flex Core Covered Call Fund	126,705	16,657	(3,714)	12,943
JNL/Lazard International Strategic Equity Fund	120,950	9,010	(6,989)	2,021
JNL/Mellon Capital Frontier Markets 100 Index Fund	17,153	883	(2,343)	(1,460)
JNL/Neuberger Berman Currency Fund	221,291	27	(2)	25
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	27,271	8	(33)	(25)
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	426,679	15,838	(43,489)	(27,651)
Short Investments	174,055	24,130	(7,670)	16,460
JNL/PIMCO Credit Income Fund	185,780	2,909	(3,150)	(241)
JNL/PPM America Long Short Credit Fund	264,256	4,608	(21,638)	(17,030)
JNL/T. Rowe Price Capital Appreciation Fund	766,234	28,972	(9,694)	19,278
JNL/The Boston Company Equity Income Fund	118,298	7,162	(5,829)	1,333
JNL/The London Company Focused U.S. Equity Fund	149,400	11,803	(5,988)	5,815
JNL/Van Eck International Gold Fund	56,594	—	(6,521)	(6,521)
JNL/WCM Focused International Equity Fund	891,009	60,405	(32,919)	27,486

Subsequent Event — Effective April 25, 2016, the JNL/Mellon Capital Emerging Market Index Fund, a series of JNL Series Trust, acquired the JNL/Mellon Capital Frontier Markets 100 Index Fund, a series of the Jackson Variable Series Trust.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2016

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.